UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
February 28, 2025
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AMT-Free Municipal Income Fund
Class A: OPTAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class A)	$92	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.82%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge	-1.57%	-0.33%	3.58%
Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge	2.82%	0.55%	4.03%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class C: OMFCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class C)	$169	1.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.18%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge	1.19%	-0.20%	3.40%
Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge	2.18%	-0.20%	3.40%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class Y: OMFYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class Y)	$68	0.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.21%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class Y)	3.21%	0.78%	4.29%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco AMT-Free Municipal Income Fund
Class R6: IORAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class R6)	$61	0.60%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.28%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 2.96%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to state and local general obligation bonds contributed to the Fund’s performance relative to its Benchmark. Additionally, an overweight exposure in non-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Puerto Rico domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure in bonds BB-rated and below detracted from the Fund’s performance relative to its Benchmark over the fiscal year.‡ Security selection among longer duration bonds (25.00 - 29.00 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among Michigan holdings was a detractor from the Fund’s relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class R6)	3.28%	0.89%	4.23%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester AMT-Free Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,438,057,805
Total number of portfolio holdings	602
Total advisory fees paid	$9,641,582
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.02%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.01%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.95%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.92%
Wisconsin (State of) Health & Educational Facilities Authority, Series 2018 XF2541, Revenue Ctfs., 4.00%, 11/15/2034	0.82%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.82%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.72%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.71%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2047	0.69%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class A: OPCAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class A)	$113	1.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.52%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class A) —including sales charge	-0.88%	-0.14%	2.99%
Invesco California Municipal Fund (Class A) —excluding sales charge	3.52%	0.73%	3.44%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class C: OCACX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class C)	$188	1.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.61%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class C) —including sales charge	1.62%	-0.01%	2.81%
Invesco California Municipal Fund (Class C) —excluding sales charge	2.61%	-0.01%	2.81%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class Y: OCAYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class Y)	$88	0.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.65%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class Y)	3.65%	0.98%	3.68%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco California Municipal Fund
Class R6: IORCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class R6)	$82	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.84%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the "Benchmark") returned 2.67%.
What contributed to relative performance?
• During the fiscal year, underweight exposure and security selection among general obligation bonds contributed the Fund’s performance relative to its Benchmark. Sector allocation and security selection among non-rated bonds also added to relative performance.‡ Security selection and an overweight allocation to bonds with durations of 10.00 - 14.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to hospital bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year, as did an underweight in transportation bonds. Overweight exposure to B-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 0.00 - 0.99 years was detractive from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class R6)	3.84%	1.08%	3.65%
S&P Municipal Bond California 5+ Year Investment Grade Index	2.67%	0.44%	2.52%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester California Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,315,034,360
Total number of portfolio holdings	720
Total advisory fees paid	$8,904,014
Portfolio turnover rate	19%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.09%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.53%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.41%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.30%
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB, 5.50%, 11/01/2059	1.10%
Regents of the University of California Medical Center Pooled Revenue, Series 2025, RB, 4.00%, 05/15/2053	1.06%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019, RB, 5.00%, 05/15/2049	1.00%
San Diego (County of), CA Regional Airport Authority, Series 2021 B, RB, 5.00%, 07/01/2056	0.99%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	0.95%
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB, 5.00%, 11/15/2046	0.94%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class A: OPAMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class A)	$85	0.83%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 4.38%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class A) —including sales charge	-0.09%	-0.50%	2.13%
Invesco Environmental Focus Municipal Fund (Class A) —excluding sales charge	4.38%	0.38%	2.57%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class A shares changed from 0.70% to 0.81% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class C: OPCMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class C)	$161	1.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.60%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class C) —including sales charge	2.60%	-0.32%	2.02%
Invesco Environmental Focus Municipal Fund (Class C) —excluding sales charge	3.60%	-0.32%	2.02%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class C shares changed from 1.45% to 1.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class Y: OPYMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class Y)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class Y)	4.64%	0.64%	2.76%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class Y shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Environmental Focus Municipal Fund
Class R6: IOMUX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Environmental Focus Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Environmental Focus Municipal Fund (Class R6)	$59	0.58%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among non-rated bonds contributed to the Fund's performance relative to its Benchmark.‡ At the sector level, security selection and an overweight exposure to the health care sector contributed to the Fund's relative performance. On a state level, security selection among California domiciled issues contributed to the Fund's relative performance.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund's performance relative to its Benchmark during the fiscal year.‡ An underweight allocation to single-family housing bonds also detracted from the Fund's relative performance. On a state level, security selection among Illinois holdings was a detractor from the Fund's relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Environmental Focus Municipal Fund (Class R6)	4.64%	0.66%	2.74%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$86,953,051
Total number of portfolio holdings	79
Total advisory fees paid	$185,647
Portfolio turnover rate	10%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	3.72%
District of Columbia (Green Bonds), Series 2022 A, RB, 5.50%, 08/31/2034	3.27%
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB, 5.00%, 08/15/2035	3.24%
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB, 4.00%, 04/01/2050	2.61%
Wisconsin (State of) Public Finance Authority (Green Bonds), Series 2021, RB, 4.00%, 09/30/2051	2.50%
New Orleans (City of), LA, Series 2020 B, RB, 5.00%, 06/01/2045	2.47%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	2.44%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	2.41%
Maryland Economic Development Corp. (Green Bonds), Series 2022, RB, 5.25%, 06/30/2052	2.38%
New York (State of) Housing Finance Agency (Green Bonds), Series 2021 D-1, RB, 2.65%, 11/01/2051	2.38%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the expense limitation for Class R6 shares changed from 0.45% to 0.56% of the Fund's average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class A: ACTHX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class A)	$142	1.38%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 6.16%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class A) —including sales charge	1.64%	-0.51%	2.73%
Invesco High Yield Municipal Fund (Class A) —excluding sales charge	6.16%	0.35%	3.18%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class C: ACTFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class C)	$218	2.12%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 5.38%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class C) —including sales charge	4.38%	-0.38%	2.58%
Invesco High Yield Municipal Fund (Class C) —excluding sales charge	5.38%	-0.38%	2.58%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class Y: ACTDX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class Y)	$117	1.13%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 6.43%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class Y)	6.43%	0.59%	3.43%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class R5: ACTNX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R5)	$114	1.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 6.45%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R5)	6.45%	0.61%	3.42%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco High Yield Municipal Fund
Class R6: ACTSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R6)	$110	1.07%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 6.48%. For the same time period, the Custom Invesco High Yield Municipal Index (the "Benchmark") returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds in the public power sector contributed to the Fund’s performance relative to its Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure and security selection among credits domiciled in Puerto Rico contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the hospital sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (10.00 - 14.99 years specifically) also detracted from relative performance. On a regional level, overweight exposure and security selection among bonds domiciled in New York detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R6)	6.48%	0.67%	3.43%
Custom Invesco High Yield Municipal Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$7,759,392,427
Total number of portfolio holdings	1,292
Total advisory fees paid	$39,375,804
Portfolio turnover rate	20%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.22%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.94%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.85%
Iowa (State of) Tobacco Settlement Authority, Series 2021 B-2, Ref. RB, 0.00%, 06/01/2065	0.80%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.74%
Golden State Tobacco Securitization Corp., Series 2021 B-2, Ref. RB, 0.00%, 06/01/2066	0.71%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.70%
Children's Trust Fund, Series 2008 B, RB, 0.00%, 05/15/2057	0.63%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.62%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.60%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class A: VKLMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class A)	$84	0.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 4.05%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge	1.43%	0.21%	1.86%
Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge	4.05%	0.72%	2.12%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class C: VKLCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class C)	$160	1.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.28%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge	2.28%	-0.02%	1.51%
Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge	3.28%	-0.02%	1.51%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class Y: VKLIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class Y)	$58	0.57%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.32%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class Y)	4.32%	0.97%	2.37%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Intermediate Term Municipal Income Fund
Class R6: VKLSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class R6)	$53	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.36%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the "Benchmark") returned 2.90%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Texas contributed to relative performance.
What detracted from relative performance?
• Security selection among bonds in the transportation sector (port sub-sector specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. A small exposure to B-rated bonds slightly detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in Georgia slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class R6)	4.36%	1.01%	2.35%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,080,044,589
Total number of portfolio holdings	847
Total advisory fees paid	$8,167,348
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.23%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.87%
Miami-Dade (County of), FL, Series 2017 B, Ref. RB, 4.00%, 10/01/2036	0.73%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.69%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.64%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.60%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.60%
California (State of) Housing Finance Agency, Series 2019 A-2, RB, 4.00%, 03/20/2033	0.56%
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB, 5.00%, 06/01/2046	0.56%
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB, 5.00%, 05/01/2042	0.53%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $250 million, 0.425% on the next $250 million, 0.3325% on the next $4 billion, and 0.31% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, 0.45% of the next $250 million, 0.425% of the next $250 million, and 0.3325% of the amount over $1 billion of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class A: OLCAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class A)	$82	0.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.71%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class A) —including sales charge	0.15%	0.15%	1.86%
Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge	2.71%	0.67%	2.13%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class C: OLCCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class C)	$158	1.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 1.94%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class C) —including sales charge	0.94%	-0.09%	1.52%
Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge	1.94%	-0.09%	1.52%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class Y: OLCYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class Y)	$57	0.56%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.30%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class Y)	3.30%	0.94%	2.38%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term California Municipal Fund
Class R6: IORLX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class R6)	$51	0.50%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.36%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the "Benchmark") returned 2.61%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight exposure in lower duration bonds (4.99 years and lower) contributed to the Fund’s performance relative to its Benchmark. Security selection among higher coupon bonds (5.00% - 5.49% specifically) was also a positive for performance. Security selection among public power bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among high coupon bonds (6.50% and greater) detracted from the Fund’s performance relative to its Benchmark. An overweight exposure among non-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class R6)	3.36%	1.05%	2.31%
S&P Municipal California Investment Grade 4-7 Years Bond Index	2.61%	0.67%	1.62%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Limited Term California Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$732,756,283
Total number of portfolio holdings	415
Total advisory fees paid	$2,839,248
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	2.28%
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2015 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB, 6.25%, 07/01/2054	1.84%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.69%
California (State of) Health Facilities Financing Authority (City of Hope), Series 2012 A, RB, 5.00%, 11/15/2035	1.68%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.66%
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds, 5.00%, 07/01/2042	1.56%
Southern California Public Power Authority (Clean Energy), Series 2024 A, RB, 5.00%, 09/01/2030	1.45%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 B, RB, 5.00%, 05/01/2041	1.38%
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB, 5.00%, 11/21/2045	1.37%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class A: ATFAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A)	$60	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.15%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A) —including sales charge	0.59%	0.78%	1.31%
Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge	3.15%	1.30%	1.57%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class A2: AITFX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A2)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A2 shares of the Fund, excluding sales charge, returned 3.41%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge	2.39%	1.35%	1.72%
Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge	3.41%	1.56%	1.82%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class C: ATFCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class C)	$136	1.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.38%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class C) —including sales charge	1.38%	0.55%	0.96%
Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge	2.38%	0.55%	0.96%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class Y: ATFYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class Y)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.41%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class Y)	3.41%	1.56%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class R5: ATFIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R5)	$37	0.36%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 3.47%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R5)	3.47%	1.59%	1.84%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Limited Term Municipal Income Fund
Class R6: ATFSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R6)	$28	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.47%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 3.12%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure and security selection among bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to its Benchmark over the fiscal year. An overweight exposure among intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Texas slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R6)	3.47%	1.64%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	3.12%	1.01%	1.66%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$2,829,465,420
Total number of portfolio holdings	733
Total advisory fees paid	$6,551,180
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.79%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.77%
Texas (State of), Series 2015, Ref. GO Bonds, 5.00%, 10/01/2036	0.75%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.75%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.71%
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.71%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.70%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.69%
New York City Housing Development Corp. (Green Bonds), Series 2022 B-2, RB, 3.40%, 12/22/2026	0.64%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class A: VKMMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class A)	$99	0.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.78%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class A) —including sales charge	-0.60%	-0.56%	1.86%
Invesco Municipal Income Fund (Class A) —excluding sales charge	3.78%	0.31%	2.31%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class C: VMICX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class C)	$175	1.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.01%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class C) —including sales charge	2.01%	-0.43%	1.71%
Invesco Municipal Income Fund (Class C) —excluding sales charge	3.01%	-0.43%	1.71%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class Y: VMIIX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class Y)	$73	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.96%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class Y)	3.96%	0.54%	2.56%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Investor Class: VMINX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Investor Class)	$90	0.88%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Investor Class shares of the Fund returned 3.88%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Investor Class)	3.88%	0.39%	2.40%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.  Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Municipal Income Fund
Class R6: VKMSX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class R6)	$67	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.01%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the "Benchmark") returned 2.96%.
What contributed to relative performance?
• During the fiscal year, security selection and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in California contributed to relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the single-family housing sector detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Underweight exposure and security selection among lower coupon bonds (4.49% and lower) also detracted from relative performance. On a state level, security selection among bonds domiciled in Illinois slightly detracted from relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class R6)	4.01%	0.60%	2.54%
S&P Municipal Bond 5+ Year Investment Grade Index	2.96%	0.53%	2.54%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$3,390,801,071
Total number of portfolio holdings	624
Total advisory fees paid	$15,707,945
Portfolio turnover rate	24%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024, RB, 5.25%, 01/01/2049	0.78%
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.77%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.72%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.67%
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds), Series 2023, RB, 6.00%, 06/30/2054	0.64%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.63%
Broward (County of), FL, Series 2017, RB, 5.00%, 10/01/2047	0.56%
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB, 5.25%, 07/15/2053	0.56%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.56%
Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 5.00%, 10/15/2047	0.52%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
Effective July 1, 2024, the Fund’s contractual management fee is calculated at the following annual rates, based on the Fund’s average daily net assets: 0.50% on the first $500 million, 0.45% on the next $4.5 billion, and 0.43% of the amount over $5 billion. Prior to July 1, 2024, the Adviser received a fee from the Fund, calculated at the annual rate of 0.50% of the first $500 million, and 0.45% of the amount over $500 million of average daily net assets.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class A: ONJAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class A)	$111	1.09%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.32%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class A) —including sales charge	-1.09%	0.21%	2.43%
Invesco New Jersey Municipal Fund (Class A) —excluding sales charge	3.32%	1.09%	2.87%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class C: ONJCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class C)	$176	1.74%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.77%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class C) —including sales charge	1.77%	0.45%	2.31%
Invesco New Jersey Municipal Fund (Class C) —excluding sales charge	2.77%	0.45%	2.31%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class Y: ONJYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class Y)	$86	0.84%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.58%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class Y)	3.58%	1.34%	3.10%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco New Jersey Municipal Fund
Class R6: IORJX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class R6)	$78	0.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.65%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 3.33%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among higher education bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among A-rated bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year.‡ Security selection among medium duration bonds (10.00 – 14.99 years specifically) was also detractive from relative return. Security selection among appropriation bonds detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class R6)	3.65%	1.42%	3.06%
S&P Municipal Bond New Jersey Index	3.33%	1.25%	3.04%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester New Jersey Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$292,919,827
Total number of portfolio holdings	143
Total advisory fees paid	$1,654,247
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	5.18%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.68%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.95%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	2.93%
New Jersey (State of) Transportation Trust Fund Authority, Series 2018 A, Ref. RB, 4.25%, 12/15/2038	2.68%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.53%
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 4.13%, 06/15/2055	2.11%
New Jersey (State of) Turnpike Authority, Series 2021 A, RB, 4.00%, 01/01/2042	2.05%
Garden State Preservation Trust, Series 2005 A, RB, 5.75%, 11/01/2028	1.99%
New Jersey Educational Facilities Authority, Series 2025, RB, 5.25%, 03/01/2054	1.88%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class A: OPATX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class A)	$95	0.93%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.92%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class A) —including sales charge	-0.49%	0.18%	3.21%
Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge	3.92%	1.06%	3.66%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class C: OPACX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class C)	$162	1.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 3.36%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class C) —including sales charge	2.36%	0.41%	3.09%
Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge	3.36%	0.41%	3.09%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class Y: OPAYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class Y)	$70	0.69%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.27%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class Y)	4.27%	1.30%	3.89%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Pennsylvania Municipal Fund
Class R6: IORPX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class R6)	$63	0.62%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.34%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 3.16%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00% - 5.49% specifically) contributed to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds contributed to the Fund’s relative performance.‡ Security selection among the health care sector also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to its Benchmark. Security selection among medium duration bonds (15.00 – 19.99 years specifically) detracted from the Fund’s relative performance over the fiscal year. Security selection and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class R6)	4.34%	1.37%	3.84%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	3.16%	0.70%	2.79%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Pennsylvania Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$747,068,170
Total number of portfolio holdings	251
Total advisory fees paid	$3,437,086
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.74%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.39%
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB, 5.00%, 11/15/2036	2.04%
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB, 5.00%, 02/15/2045	2.04%
Allegheny (County of), PA Airport Authority, Series 2021 A, RB, 5.00%, 01/01/2056	1.88%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB, 5.00%, 04/01/2047	1.81%
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia), Series 2024, RB, 5.50%, 07/01/2053	1.78%
Philadelphia (City of), PA, Series 2017 B, Ref. RB, 5.00%, 07/01/2047	1.72%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.67%
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.67%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class A: OPNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$121	1.19%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.99%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge	-1.37%	-0.75%	2.46%
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge	2.99%	0.12%	2.91%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class C: ONYCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$197	1.95%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.12%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge	1.13%	-0.66%	2.28%
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge	2.12%	-0.66%	2.28%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class Y: ONYYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$96	0.95%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.14%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	3.14%	0.34%	3.15%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® AMT-Free New York Municipal Fund
Class R6: IORNX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$93	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.29%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00 – 5.49% specifically) was also additive to relative return. At the sector level, security selection and underweight exposure among bonds in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among lower coupon bonds (4.99% and less) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. Security selection among longer duration bonds (15.00 years and longer) was also detractive from relative results. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	3.29%	0.43%	3.09%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester AMT-Free New York Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$643,540,410
Total number of portfolio holdings	298
Total advisory fees paid	$3,381,331
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB, 4.00%, 06/15/2050	2.73%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.65%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.22%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2041	2.07%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.03%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	1.90%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.78%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.76%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB, 5.25%, 05/15/2057	1.66%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.65%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class A: LTNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$85	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 3.74%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge	1.21%	0.36%	1.73%
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge	3.74%	0.87%	1.99%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class C: LTNCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$160	1.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.97%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge	1.97%	0.10%	1.37%
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge	2.97%	0.10%	1.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class Y: LTBYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$59	0.58%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 4.00%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	4.00%	1.12%	2.24%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Limited Term New York Municipal Fund
Class R6: IORMX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$53	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 4.05%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 2.80%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ Security selection among higher coupon bonds (5.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Overweight exposure to medium duration bonds (6.00 - 19.99 years specifically) detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An underweight exposure to lower coupon bonds (3.99% and less) was slightly detractive from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	4.05%	1.17%	2.16%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	2.80%	0.87%	1.75%
S&P Municipal Bond 2-17 Years Investment Grade Index	2.90%	0.86%	2.20%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Limited Term New York Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond 2-17 Years Investment Grade Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$1,469,170,504
Total number of portfolio holdings	496
Total advisory fees paid	$5,906,515
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	2.17%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.53%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.10%
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB, 5.00%, 07/15/2040	1.08%
New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3, Ref. RB, 5.00%, 07/15/2036	1.08%
Erie Tobacco Asset Securitization Corp., Series 2005 A, RB, 5.00%, 06/01/2031	1.01%
New York (State of) Utility Debt Securitization Authority, Series 2017, RB, 5.00%, 12/15/2040	0.94%
New York (City of), NY, Series 2024 D, GO Bonds, 4.00%, 04/01/2045	0.94%
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB, 5.00%, 06/15/2042	0.87%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class A: ORNAX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class A)	$120	1.17%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 5.16%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge	0.63%	0.23%	4.39%
Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge	5.16%	1.11%	4.85%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class C: ORNCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class C)	$186	1.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 4.48%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge	3.48%	0.45%	4.27%
Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge	4.48%	0.45%	4.27%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class Y: ORNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$95	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 5.43%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class Y)	5.43%	1.36%	5.09%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class R5: IORHX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$96	0.94%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R5 shares of the Fund returned 5.28%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R5)	5.28%	1.34%	5.03%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester High Yield Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors who were previously invested in Class R5 shares of the Fund.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® Municipal Opportunities Fund
Class R6: IORYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$88	0.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 5.49%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 6.42%.
What contributed to relative performance?
• During the fiscal year, security selection and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to its Benchmark.‡ At the sector level, security selection among bonds in the public power sector contributed to the Fund’s relative performance. On the state level, security selection among Puerto Rico bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 14.99 years specifically) detracted from the Fund’s performance relative to its Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among New York domiciled bonds were detractive from relative results.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R6)	5.49%	1.44%	5.04%
Custom Invesco Rochester Municipal Opportunities Index	6.42%	2.08%	3.93%
S&P Municipal Bond High Yield Index	7.27%	2.40%	4.34%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester High Yield Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Municipal Bond High Yield Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$10,125,435,099
Total number of portfolio holdings	1,503
Total advisory fees paid	$33,923,651
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.73%
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.11%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	1.09%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.08%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	0.96%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	0.91%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2051	0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds, 4.00%, 07/01/2041	0.67%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.50%, 07/01/2053	0.64%
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds), Series 2025 B, Ref. RB, 9.50%, 01/01/2035	0.63%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class A: RMUNX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class A)	$122	1.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class A shares of the Fund, excluding sales charge, returned 2.89%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class A) —including sales charge	-1.47%	-0.14%	3.55%
Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge	2.89%	0.74%	4.01%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Fund Municipals (the predecessor fund), were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class C: RMUCX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class C)	$198	1.96%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class C shares of the Fund, excluding sales charge, returned 2.11%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class C) —including sales charge	1.12%	-0.01%	3.36%
Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge	2.11%	-0.01%	3.36%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Fund Municipals (the predecessor fund), were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class Y: RMUYX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class Y)	$97	0.96%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class Y shares of the Fund returned 3.07%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class Y)	3.07%	0.98%	4.24%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Fund Municipals (the predecessor fund), were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco Rochester® New York Municipals Fund
Class R6: IORUX
ANNUAL SHAREHOLDER REPORT | February 28, 2025
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class R6)	$91	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2025, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2025, Class R6 shares of the Fund returned 3.19%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the "Benchmark") returned 2.78%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (5.00 – 5.49% specifically) was additive to the Fund’s performance relative to its Benchmark. An overweight allocation to non-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the dedicated tax sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to its Benchmark during the fiscal year. An overweight exposure to longer duration bonds (15.00 - 19.99 years specifically) was also detractive from relative return. Security selection among zero-coupon bonds was also detractive from the Fund’s relative performance.
‡ Standard & Poor's, Fitch Ratings, Moody's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodology, please visit spglobal.com, fitchratings.com and ratings.moodys.com.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class R6)	3.19%	1.05%	4.19%
S&P Municipal Bond New York 5+ Year Investment Grade Index	2.78%	0.51%	2.41%
U.S. Consumer Price Index	2.37%	4.19%	3.07%
S&P Municipal Bond Index	3.38%	0.90%	2.40%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Fund Municipals's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
Effective June 28, 2024, the Fund changed its broad-based securities market benchmark from the U.S. Consumer Price Index to the S&P Municipal Bond Index to reflect that the S&P Municipal Bond Index can be considered more broadly representative of the overall applicable securities market.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2025)
Fund net assets	$4,481,492,259
Total number of portfolio holdings	638
Total advisory fees paid	$20,084,605
Portfolio turnover rate	13%
What Comprised The Fund's Holdings?
(as of February 28, 2025)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2024 A-1, RB, 5.00%, 05/01/2053	2.35%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.78%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.47%
New York (City of), NY, Series 2024 C, GO Bonds, 5.25%, 03/01/2053	1.44%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, RB, 5.25%, 05/15/2064	1.20%
Triborough Bridge & Tunnel Authority, Series 2023, RB, 5.00%, 05/15/2051	1.12%
New York (State of) Dormitory Authority, Series 2022 A, RB, 4.00%, 03/15/2049	0.99%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	0.98%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	0.96%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	0.95%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-AR-A
Invesco AMT-Free Municipal Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. The Code was revised to include PEOs and PFOs of certain Invesco exchange traded funds, previously covered by a separate code of ethics. There were no waivers for the fiscal year ended February 28, 2025.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Anthony J. LaCava, Jr. Anthony J. LaCava, Jr. is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2024

Audit Fees	$ 782,195	$ 745,330
Audit-Related Fees (1)	$ 57,500	$ 0
Tax Fees(2)	$ 207,916	$ 214,876
All Other Fees	$ 0	$ 0
Total Fees	$ 1,047,611	$ 960,206
(1)	Audit-Related Fees for the fiscal year ended 2025 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2025 and 2024 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2024 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,141,000	$ 1,094,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,141,000	$ 1,094,000

(1) Audit-Related Fees for the fiscal years ended 2025 and 2024 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,489,000 for the fiscal year ended February 28, 2025 and $6,510,000 for the fiscal year ended February 29, 2024. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $7,837,916 for the fiscal year ended February 28, 2025 and $7,818,876 for the fiscal year ended February 29, 2024.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

11	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
February 28, 2025
Invesco AMT-Free Municipal Income Fund
Nasdaq:
A: OPTAX ■ C: OMFCX ■ Y: OMFYX ■ R6: IORAX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.51%
Alabama–3.96%
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB(a)	6.13%	12/01/2025	$195	$175,500
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	16,150	16,866,750
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(c)	5.25%	06/01/2029	10,000	10,570,062
Series 2024 A, RB(c)	5.25%	09/01/2032	2,805	3,038,251
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	4,500	4,908,705
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	145	141,726
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,628,337
Series 2024, Ref. RB	5.25%	10/01/2045	3,755	4,052,528
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	9,000	9,614,631
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	6,040	6,547,870
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,000	11,946,833
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	202,953
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(c)	5.00%	05/01/2032	10,000	10,747,513
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	6,235	6,629,797
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	4,105	4,405,706
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(c)	5.00%	08/01/2028	2,000	2,087,221
				96,564,383
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(a)	5.88%	12/01/2027	600	15,720
Arizona–1.87%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(d)	5.00%	06/01/2058	570	584,424
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,933,555
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(c)	3.80%	06/15/2028	5,000	5,068,832
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	263	263,113
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	81,774
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	145,980
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	1,400	1,391,626
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	165	165,047
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	375	375,004
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,201,171
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,713,193
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	870,659
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	192,966
Series 2019, RB	5.25%	07/01/2049	240	230,066
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,395	1,395,342
Pima (County of), AZ Industrial Development Authority (The) (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB(b)(c)	5.00%	06/15/2025	550	562,762
Series 2017 C, RB(b)(c)	5.00%	06/15/2025	1,010	1,033,435
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	685	629,623
Salt River Project Agricultural Improvement & Power District;
Series 2023 B, RB	5.25%	01/01/2053	5,220	5,695,926
Series 2024 A, RB	5.25%	01/01/2054	10,000	10,969,706
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	$100	$107,924
Series 2007, RB	5.00%	12/01/2032	3,000	3,236,577
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(e)	5.00%	06/15/2064	2,765	2,686,529
				45,535,234
Arkansas–0.06%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)	6.25%	02/01/2038	1,400	1,400,000
California–10.28%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(b)(c)	5.00%	10/01/2029	5,000	5,557,630
California (State of);
Series 2018, GO Bonds	5.00%	10/01/2047	13,500	13,649,986
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,500	1,643,877
Series 2022, GO Bonds	4.00%	04/01/2049	1,325	1,328,011
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(c)	5.00%	04/01/2032	10,000	10,779,423
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,430,893
Series 2023, RB(c)	5.00%	08/01/2029	5,000	5,266,615
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(g)	0.00%	06/01/2050	129,820	24,593,542
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(g)	0.00%	06/01/2046	7,000	1,806,113
Series 2006 B, RB(g)	0.00%	06/01/2046	6,000	1,494,996
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,820	1,822,767
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,622,208
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	50	53,251
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,380,703
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB(b)(c)	5.00%	11/15/2026	4,080	4,251,745
Series 2016 B, Ref. RB	5.00%	11/15/2046	5,920	6,014,955
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	6,532	6,573,675
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,451	3,582,623
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(d)	5.00%	05/15/2043	4,250	4,409,843
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	780	785,876
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(b)(c)	5.00%	06/01/2027	170	179,638
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,158,650
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(g)	0.00%	06/01/2057	345,750	23,245,637
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,331,313
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,071,801
Series 2022 B, Ref. RB	5.00%	07/01/2042	15,000	16,123,692
Series 2023 C-1, VRD RB(h)	3.40%	07/01/2057	10,000	10,000,000
Series 2023 F-2, Ref. VRD RB(h)	3.25%	07/01/2047	6,000	6,000,000
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,546,132
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,238,963
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,410,248
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(i)	5.00%	08/01/2042	4,500	2,778,642
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	1,250	1,251,752
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	1,500	1,502,091
Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/01/2034	850	851,165
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2033	$1,725	$1,739,870
Series 2015 B, Ref. RB (INS - BAM)(d)	5.00%	09/01/2034	3,075	3,101,539
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	5,000	5,538,675
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,276,649
Series 2021 A, RB (INS - AGM)(d)	5.00%	07/01/2051	15,000	15,971,281
Santa Cruz (County of), CA Redevelopment Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2035	1,880	1,896,527
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,017,250
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,011,014
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(d)(g)	0.00%	08/01/2044	7,990	3,358,985
				250,650,246
Colorado–3.08%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,806,054
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2037	550	572,309
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,035,866
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,410,674
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.25%	11/01/2052	7,500	7,968,154
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	14,196,630
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(d)	4.38%	12/01/2054	1,500	1,460,843
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	10,000	10,773,965
Series 2022 C, Ref. RB	5.25%	11/15/2053	6,120	6,593,667
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(d)(g)	0.00%	09/01/2025	125	123,159
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(d)	5.00%	12/01/2043	1,605	1,656,549
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	2,049	2,055,300
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,250	1,314,110
Series 2008, RB	6.50%	11/15/2038	1,920	2,354,562
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	6,165	6,307,813
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(e)(h)	2.01%	05/01/2046	3,000	3,000,000
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2050	1,500	1,539,918
				75,169,573
Connecticut–0.82%
Connecticut (State of) Health & Educational Facilities Authority; Series 2010 A-4-2, VRD RB(h)	1.10%	07/01/2049	3,000	3,000,000
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	6,125	5,861,983
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	8,555	7,864,860
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(a)(f)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	08/15/2030	625	665,448
Mashantucket Western Pequot Tribe; Series 2013, RB(a)	6.05%	07/01/2031	11,260	2,589,814
				20,042,105
District of Columbia–3.08%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,258,744
Series 2023 A, RB	5.25%	05/01/2048	5,245	5,731,915
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,675	3,793,628
Series 2006 B, RB(g)	0.00%	06/15/2046	72,125	16,337,906
Metropolitan Washington Airports Authority;
Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,190,328
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,342,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	$25,600	$24,900,992
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	5,000	5,426,232
				74,981,757
Florida–7.96%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,734,472
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	290	281,133
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	120	120,092
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,851,892
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,803,308
Broward (County of), FL School Board; Series 2022, GO Bonds	5.00%	07/01/2051	10,000	10,611,526
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2054	320	304,630
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	256,577
Series 2018 A, RB(e)	5.38%	06/15/2048	480	470,002
Chapel Creek Community Development District; Series 2006 A, RB(a)(f)	5.50%	05/01/2038	1,175	787,250
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(a)(f)(j)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(a)(f)	5.20%	05/01/2038	2,068	1,033,855
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,072,993
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,419,370
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	75	75,063
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(k)	5.50%	11/15/2054	15,000	16,637,004
Indigo Community Development District; Series 2005, RB(f)	5.75%	05/01/2036	218	191,809
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(b)	5.25%	08/15/2027	5	5,247
JEA Water & Sewer System;
Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,074,506
Series 2025 A, Ref. RB	5.25%	10/01/2055	7,850	8,592,891
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	190	178,896
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	564,999
Series 2018 A, RB(e)	5.75%	07/15/2053	600	603,369
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	965	965,821
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	180	167,957
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	65	65,436
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,876,384
Miami-Dade (County of), FL;
Series 2009, RB (INS - BAM)(d)(g)	0.00%	10/01/2042	6,925	3,356,752
Series 2019 B, RB	4.00%	10/01/2049	17,745	16,701,983
Series 2021, RB	4.00%	10/01/2051	5,000	4,676,711
Series 2024 A, RB	5.25%	10/01/2054	6,870	7,478,415
Series 2025 B, RB	5.25%	10/01/2055	6,500	7,030,313
Miami-Dade (County of), FL Transit System;
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,507,714
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,606,700
Miromar Lakes Community Development District; Series 2015, Ref. RB	5.00%	05/01/2035	1,195	1,196,194
Naturewalk Community Development District; Series 2007 A, RB(a)(f)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	10,000	9,043,365
Series 2025, Ref. RB	4.50%	10/01/2056	2,000	1,993,501
Series 2025, Ref. RB	5.25%	10/01/2056	4,000	4,269,499
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,120,036
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	350	350,329
Series 2011, RB	5.63%	05/01/2042	1,000	1,000,956
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,022,449
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District;
Series 2002 A-2, RB(a)(f)	7.38%	05/01/2033	$860	$9
Series 2005, RB(a)(f)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,013
South Bay Community Development District;
Series 2005 A, RB(a)(f)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,535	1,536,298
Series 2005 A-2, Ref. RB(a)(f)	6.60%	05/01/2036	1,095	547,500
Series 2005 B-2, Ref. RB(a)(f)	6.60%	05/01/2025	935	467,500
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2033	210	151,425
Series 2020 A, RB(g)	0.00%	09/01/2034	880	608,002
Series 2020 A, RB(g)	0.00%	09/01/2035	750	495,890
Series 2020 A, RB(g)	0.00%	09/01/2036	850	537,374
Series 2020 A, RB(g)	0.00%	09/01/2037	825	498,157
Series 2020 A, RB(g)	0.00%	09/01/2038	1,050	605,066
Series 2020 A, RB(g)	0.00%	09/01/2039	1,000	545,741
Villages of Avignon Community Development District (The); Series 2007 A, RB(a)(f)	5.40%	05/01/2037	250	12,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,230	3,232,165
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,520	1,523,218
Waterstone Community Development District;
Series 2007 A, RB(f)(i)	6.88%	05/01/2037	146	103,347
Series 2007 B, RB(f)(g)	0.00%	11/01/2028	338	254,682
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,625	2,628,085
Series 2005 A-2, RB(a)(f)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	365	365,284
Westside Community Development District; Series 2019-2, RB(f)	5.65%	05/01/2037	525	433,159
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(e)	5.00%	05/01/2043	1,500	1,543,413
Series 2023, RB(e)	5.25%	05/01/2054	995	1,024,107
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $973,791)(a)(f)(j)	5.63%	05/01/2037	978	538,263
				194,062,208
Georgia–3.39%
Atlanta (City of), GA Department of Aviation (Green Bonds); Series 2023 B-1, RB	5.00%	07/01/2053	6,750	7,170,575
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	490	393,794
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(e)	5.56%	12/15/2048	6,000	5,218,658
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,967,766
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,837,083
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,155,189
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,260,360
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,565,209
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,554
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,034,759
Series 2019, RB	4.00%	07/01/2049	11,150	10,286,577
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	1,040	1,068,566
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,309,424
Series 2023 C, RB(c)	5.00%	09/01/2030	5,000	5,308,908
Series 2024 A, RB(c)	5.00%	09/01/2031	5,435	5,828,025
Series 2024 B, RB(c)	5.00%	03/01/2032	5,000	5,386,772
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	6,280	6,915,104
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	$880	$901,841
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,243,637
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	1,041,658
Series 2018 A-2, RB(c)	5.50%	12/01/2028	680	669,364
				82,768,823
Guam–0.17%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	2,500	2,514,693
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,548,922
				4,063,615
Hawaii–0.22%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	5,000	5,370,092
Idaho–0.16%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	3,735	4,009,799
Illinois–6.91%
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,037,549
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,798,002
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,129,039
Series 2024 B, RB	5.50%	01/01/2059	7,500	8,181,273
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	4,010	4,012,972
Series 2016, RB	6.00%	04/01/2046	4,300	4,421,993
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2026	775	796,431
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2028	2,250	2,369,294
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	1,000	1,044,233
Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2034	1,205	1,252,181
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,158,455
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,703
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,202,695
Series 2024 A, Ref. RB	5.00%	12/01/2049	10,000	10,575,119
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,490,156
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	244	244,247
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	592	565,575
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,905	1,872,093
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,964,216
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,144,498
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,722,983
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,916,176
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,176,042
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	792,494
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,320,135
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,074,093
Series 2024 B, GO Bonds	5.25%	05/01/2045	3,000	3,222,315
Series 2024 C, GO Bonds	4.00%	10/01/2048	6,250	5,756,650
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,763,539
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,306,591
Series 2018 XF2618, Revenue Ctfs.(k)	4.00%	06/01/2043	18,000	17,229,771
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2032	2,000	2,012,868
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2028	2,520	2,654,162
Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,455	1,552,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Toll Highway Authority; Series 2020 A, RB	5.00%	01/01/2045	$21,090	$22,411,980
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	976,369
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,067,579
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,373,026
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,545	1,546,349
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,024,107
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	331	315,509
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(d)	5.25%	01/01/2048	5,000	5,191,258
Southwestern Illinois Development Authority; Series 2006, RB(a)	5.63%	11/01/2026	553	116,215
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	210	221,541
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	135	142,419
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	160	168,793
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	40	42,198
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	30	31,649
Series 2018 A, GO Bonds(b)(c)	5.00%	02/01/2028	25	26,374
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2032	905	957,214
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2033	660	695,521
Series 2018 A, GO Bonds (INS - AGM)(d)	5.00%	02/01/2034	590	620,339
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,828	1,794,004
				168,503,634
Indiana–0.48%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,535	3,166,699
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	830	841,539
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	7,656,208
				11,664,446
Iowa–0.89%
Iowa (State of) Finance Authority; Series 2007, RB(a)	5.90%	12/01/2028	400	10,480
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,832
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(c)	5.00%	12/01/2032	7,785	8,984,832
Iowa (State of) Finance Authority (Unitypoint Health); Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,331,205
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	25	24,974
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,190	5,302,198
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(b)(c)	5.00%	12/01/2026	1,000	1,040,082
				21,698,603
Kentucky–1.57%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2031	5,000	5,124,755
Kentucky (Commonwealth of) Property & Building Commission (No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,582,824
Series 2017, RB (INS - BAM)(d)	5.00%	04/01/2038	2,500	2,583,436
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,579,830
Series 2018, RB	5.00%	05/01/2036	1,170	1,229,744
Series 2018, RB	5.00%	05/01/2037	4,605	4,830,569
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(c)	4.00%	08/01/2030	15,000	15,125,066
Series 2024 A, RB(c)	5.00%	07/01/2030	5,000	5,299,753
				38,355,977
Louisiana–1.04%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	2,707
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	2,500	2,513,370
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2032	$395	$335,750
Series 2017, Ref. RB	5.00%	07/01/2033	300	255,000
Series 2017, Ref. RB	5.00%	07/01/2037	345	293,250
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.25%	07/01/2053	15,000	15,919,639
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(b)(c)	5.00%	07/01/2026	4,035	4,154,259
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,973,464
				25,447,439
Maryland–0.42%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,531,870
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(d)	5.00%	07/01/2034	5	5,038
Series 2016, Ref. RB	5.00%	06/01/2036	400	403,828
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,384	1,389,604
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(h)	1.50%	06/01/2027	6,800	6,800,000
				10,130,340
Massachusetts–0.82%
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	7,000	7,667,403
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,649,069
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(k)	4.00%	06/01/2050	10,000	9,732,686
				20,049,158
Michigan–1.33%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGM)(d)	7.50%	07/01/2033	60	60,205
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,144,240
Series 2008 C, RB(g)	0.00%	06/01/2058	264,275	9,170,052
Series 2014, Ref. RB(e)	6.75%	07/01/2044	1,785	1,749,141
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 C, RB	5.00%	07/01/2034	2,200	2,210,717
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	400	400,002
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	649,026
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN(a)	5.85%	08/31/2027	5,684	1,989,265
Plymouth Educational Center Charter School;
Series 2005, Ref. RB(f)	5.38%	11/01/2030	400	200,000
Series 2005, Ref. RB(f)	5.63%	11/01/2035	1,325	662,500
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	500,410
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	606,168
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,485,701
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2021 A, RB	5.00%	12/01/2046	10,000	10,556,419
				32,383,846
Minnesota–0.72%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,052,757
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	2,300	2,354,758
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024 A, RB	5.00%	01/01/2052	10,000	10,586,430
Minnesota (State of) Higher Education Facilities Authority (Trustees of the Hamline University of Minnesota); Series 2017, Ref. RB	5.00%	10/01/2047	900	873,479
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	239	238,102
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	2,330	2,449,641
				17,555,167
Mississippi–0.47%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,204,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	$1,795	$1,158,499
				11,363,434
Missouri–1.24%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(f)	7.05%	05/01/2027	60	54,569
Series 2007 A, RB(f)	5.75%	05/01/2026	550	517,413
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	305	301,322
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	561,328
Series 2015, RB	5.13%	12/15/2050	1,330	1,231,104
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	3,095	3,138,204
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	274,583
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(a)(f)	5.75%	03/01/2029	250	137,500
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	390	390,404
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,622,794
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	44,672
St. Louis (City of), MO;
Series 2007 A, RB(f)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGM)(d)	5.25%	07/01/2054	12,500	13,641,973
St. Louis (City of), MO (Abbey Condominiums);
Series 2006 A, RB(f)(l)	6.00%	08/04/2025	481	15,633
Series 2007, RB(f)	5.50%	05/29/2028	661	198,305
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(f)(l)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(f)(l)	6.00%	08/21/2026	545	43,600
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(f)(l)	6.00%	08/21/2026	846	101,520
Series 2006, RN(f)	5.50%	03/09/2027	1,879	357,010
Series 2007 A, RN(f)	5.50%	01/20/2028	703	217,930
Series 2007 B, RN(f)(l)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(f)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(a)(f)	5.75%	04/01/2027	320	89,600
				30,261,344
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(f)(l)	6.25%	09/01/2031	11,710	1,756,500
Nebraska–1.16%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,738,383
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,271,309
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	5,000	5,069,128
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(d)	4.00%	02/01/2051	6,000	5,719,181
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,387,040
				28,185,041
Nevada–0.68%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	65	65,403
Series 2007 A, RB	5.05%	02/01/2031	245	246,350
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(d)	5.00%	06/15/2036	5,280	5,599,561
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,770,380
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024 B, RB	5.25%	07/01/2054	5,400	5,810,769
				16,492,463
New Hampshire–0.91%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(d)(g)	0.00%	01/01/2029	305	263,243
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,408	3,432,671
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	$4,923	$4,816,900
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(c)	4.15%	10/01/2034	2,000	1,993,307
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,983	4,803,243
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(e)(g)	0.00%	12/01/2034	7,265	3,935,822
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(e)	5.25%	07/01/2039	410	411,599
Series 2019 A, RB(e)	5.63%	07/01/2046	230	231,049
Series 2019 A, RB(e)	5.75%	07/01/2054	570	571,674
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(e)	5.63%	12/15/2033	1,625	1,665,458
				22,124,966
New Jersey–5.91%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2032	250	259,355
Series 2017 A, Ref. GO Bonds (INS - BAM)(d)	5.00%	03/01/2037	500	515,517
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,917,292
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	6,380	6,849,869
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(c)	5.00%	12/15/2026	3,000	3,126,607
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,015,009
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,652,543
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,594,448
Series 2018 A, RB	5.00%	06/15/2047	735	748,282
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,082,985
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	6.50%	11/01/2052	220	230,375
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	820	883,673
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(d)	5.00%	07/01/2029	2,100	2,111,517
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	10,000	10,861,891
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2038	5,680	3,317,316
Series 2016 A-1, RN	5.00%	06/15/2030	6,000	6,147,082
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	6,829,901
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	968,285
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	900,173
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,840,896
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,616,248
Series 2022 BB, RB	4.00%	06/15/2046	1,585	1,536,017
New Jersey (State of) Turnpike Authority; Series 2021 A, RB	4.00%	01/01/2042	2,000	2,008,916
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,653,173
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,545,226
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,684,043
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,486,673
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,189,514
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,089,331
Series 2018 A, Ref. RB	5.25%	06/01/2046	6,000	6,121,297
Series 2018 B, Ref. RB	5.00%	06/01/2046	7,245	7,322,143
				144,105,597
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	230,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.31%
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	$5,000	$5,165,714
Series 2017 A, Ref. RB	5.00%	02/15/2039	7,500	7,732,401
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	3,500	3,584,071
Series 2019 A, RB	5.00%	11/15/2045	10,065	10,315,386
Series 2024 A, Ref. RB	5.50%	11/15/2047	4,080	4,506,116
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,384,059
New York & New Jersey (States of) Port Authority; One Hundred Ninety Fourth Series 2015, Ref. RB	5.25%	10/15/2055	10,000	10,075,716
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,946,879
Series 2024 D, GO Bonds	5.25%	04/01/2054	10,000	10,806,772
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	10,000	10,066,536
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,825,294
Series 2022, RB	4.00%	02/01/2043	5,000	4,937,077
Series 2024, RB	5.25%	05/01/2049	3,400	3,692,828
Series 2024, RB	5.25%	05/01/2051	4,185	4,545,665
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	10,099,238
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,161,042
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	12,695,977
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,378,928
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	7,500	8,084,607
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	522,900
Series 2024, RB (INS - AGC)(d)	5.50%	10/01/2054	1,000	1,089,773
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,749,096
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,722,143
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2053	7,000	7,406,658
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,901,499
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,142,068
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	60	61,160
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	285,932
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	9,795,544
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,666,630
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2036	2,205	2,376,553
Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,490,797
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,342,296
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,637,433
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB (INS - AGC)(d)	4.50%	12/01/2056	1,500	1,492,563
Series 2025, RB	5.50%	12/01/2059	1,500	1,653,783
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	13,131,017
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,508,640
				226,980,791
North Carolina–0.70%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	10,000	9,696,248
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,315,745
				17,011,993
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–2.43%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$2,960	$2,688,205
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	19,860,236
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	25,000	2,677,168
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,452,675
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2055	5,000	5,429,761
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,075,578
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,065,076
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	5,420	5,423,338
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,742,172
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,002,139
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2049	1,000	1,054,448
University of Cincinnati; Series 2024, RB(k)	5.25%	06/01/2054	6,275	6,750,268
				59,221,064
Oklahoma–0.36%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,195,166
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	5,000	5,572,503
				8,767,669
Oregon–0.08%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(e)	5.15%	10/01/2026	2,000	2,004,911
Pennsylvania–7.84%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	2,944,250
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(d)	5.00%	08/01/2033	5,000	5,031,368
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	1,840	1,919,474
Series 2019, RB	4.00%	12/01/2049	1,350	1,275,491
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,172,949
Series 2018, RB	5.00%	06/01/2033	2,000	2,110,831
Series 2018, RB	5.00%	06/01/2034	1,760	1,854,035
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,237,218
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,306,656
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,443,258
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,781,806
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	5.00%	03/01/2032	10,000	10,644,890
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,696,454
First Series 2018-1, GO Bonds (INS - BAM)(d)	4.00%	03/01/2036	4,175	4,238,173
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024 B-2, Ref. RB	5.50%	11/01/2054	3,115	3,387,133
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,390,560
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2032	5,000	5,160,598
Series 2016 A, Ref. RB (INS - AGM)(d)	5.00%	06/01/2033	5,000	5,155,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	$1,000	$1,098,529
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,615,334
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,074,041
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,248,178
Series 2019 A, RB	5.00%	12/01/2044	7,750	8,077,214
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,332,268
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,869,699
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,893,635
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,433,013
Series 2024 C, RB	5.25%	12/01/2054	6,250	6,815,001
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,040,259
Series 2017 A, RB	5.00%	10/01/2047	10,000	10,220,844
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,313,399
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	7,000	7,637,680
Series 2024, RB (INS - AGC)(d)	5.25%	08/01/2054	5,000	5,436,797
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,109,817
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,371,192
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,021,507
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	4,000	4,162,932
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2035	280	289,428
Series 2017, Ref. GO Bonds (INS - AGM)(d)	5.00%	03/01/2036	255	263,036
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2029	1,000	1,054,084
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2030	1,305	1,375,090
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2032	890	934,078
Series 2017 E, Ref. GO Bonds (INS - BAM)(d)	5.00%	12/01/2033	710	743,135
				191,180,768
Puerto Rico–4.13%
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(f)(g)	0.00%	08/01/2031	5,615	0
PRHTA Custodial Trust; Series 2022 I, RB(a)	5.00%	12/06/2049	12	2,467
PRIFA Custodial Trust;
Series 2005 A, RB(g)	0.00%	03/15/2049	428	117,575
Series 2005 A, RB(g)	0.00%	03/15/2049	645	453,866
Series 2022, RB(g)	0.00%	03/15/2049	6,998	3,035,146
Series 2022, RB(g)	0.00%	03/15/2049	6,362	2,907,544
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	4,698	3,332,951
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,030	2,041,394
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,215,316
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,272,268
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,850	4,301,038
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,680,387
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,292,205
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,801,642
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,236,185
Subseries 2022, RN(g)	0.00%	11/01/2043	15,997	10,078,316
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2025	4,000	4,002,654
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,690	1,689,529
Series 2010 CCC, RB(a)	5.00%	07/01/2028	2,500	1,400,000
Series 2010 ZZ, Ref. RB(a)	5.25%	07/01/2025	405	226,800
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	179	173,939
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	$34,472	$11,618,453
Series 2018 A-1, RB(g)	0.00%	07/01/2051	31,582	7,870,727
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,804,495
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,418,546
Series 2019 A-2, RB	4.54%	07/01/2053	387	384,808
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,116,323
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(j)	5.00%	06/01/2026	1,305	1,299,288
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(j)	5.00%	06/01/2030	900	882,575
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(j)	5.00%	06/01/2036	150	147,210
				100,803,647
Rhode Island–0.27%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(a)(j)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,045
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,703,199
				6,640,094
South Carolina–1.24%
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,774,117
Series 2024, RB	5.50%	11/01/2054	10,370	11,393,756
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,085	6,736,090
Series 2024 B, Ref. RB (INS - AGM)(d)	5.00%	12/01/2054	8,750	9,238,015
				30,141,978
Tennessee–1.06%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	223,872
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	7,250	7,691,476
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(d)	5.50%	07/01/2054	1,250	1,347,389
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,188,300
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	200	203,909
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	5,665	5,782,049
Series 2021 A, RB(c)	5.00%	11/01/2031	5,000	5,299,373
				25,736,368
Texas–8.76%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(d)	4.50%	08/15/2033	5	5,004
Aldine Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	10,150	9,675,447
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	887,035
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,423,305
County of Harris TX Toll Road Revenue; Series 2024, RB(k)(m)	5.25%	08/15/2054	6,280	6,819,054
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,705,966
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,852,983
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,535,675
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,093,648
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	11,042,916
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	5,000	4,787,433
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,088,558
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(d)	5.25%	10/01/2048	10,750	11,522,256
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,888,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	$5,365	$5,185,940
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	6,500	6,599,935
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	10,750	10,340,494
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,390,739
Lamar Consolidated Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	10,700	10,962,424
Series 2023, GO Bonds	4.00%	02/15/2053	7,500	7,129,936
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,579,083
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,709,552
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(e)	5.00%	08/15/2039	425	424,985
Series 2019, RB(e)	5.00%	08/15/2049	150	145,153
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	355	363,326
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University);
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2048	250	253,420
Series 2018 A-1, RB (INS - AGM)(d)	5.00%	07/01/2058	850	859,445
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(b)(c)	5.00%	04/01/2026	1,000	1,022,381
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,000	4,792,538
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	5,000	5,454,461
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,476,028
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,777,129
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,137,360
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,350	17,459,277
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,664,889
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,353,507
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,142,188
				213,552,419
Utah–0.28%
Black Desert Public Infrastructure District; Series 2024, RB(e)	5.63%	12/01/2053	5,000	5,072,458
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	735,490
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	1,069,752
				6,877,700
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,305	1,316,608
Virginia–0.30%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(a)(f)	6.75%	03/01/2034	302	190,260
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,364,927
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	715	731,906
				7,287,093
Washington–1.01%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	25	25,004
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,171	1,167,731
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	7,750	7,859,400
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,417,298
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,311,767
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.00%	03/20/2040	$4,988	$4,890,842
				24,672,042
Wisconsin–2.01%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(d)(g)	0.00%	12/15/2055	23,575	5,418,393
Wisconsin (State of) Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(k)	4.00%	11/15/2034	20,000	20,063,620
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,417,100
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	6,925,605
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(e)(g)	0.00%	07/01/2062	6,750	4,944,375
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2036	900	937,382
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2054	1,275	1,284,904
Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	1,400	1,411,247
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	290	290,219
Series 2012 A, RB	6.00%	07/15/2042	350	350,226
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	310,572
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(e)	5.38%	06/01/2044	535	467,912
Series 2019 A, RB(e)	5.50%	06/01/2054	540	460,482
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(e)(g)	0.00%	12/15/2034	1,125	629,606
				48,911,643
TOTAL INVESTMENTS IN SECURITIES(n)–99.51% (Cost $2,442,953,513)				2,426,048,619
FLOATING RATE NOTE OBLIGATIONS–(1.87)%
Notes with interest and fee rates ranging from 1.42% to 2.43% at 02/28/2025 and contractual maturities of collateral ranging from 11/15/2034 to 11/15/2054 (See Note 1K)(o)				(45,670,000)
OTHER ASSETS LESS LIABILITIES–2.36%				57,679,186
NET ASSETS–100.00%				$2,438,057,805
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco AMT-Free Municipal Income Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $14,601,959, which represented less than 1% of the Fund’s Net Assets.

(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $70,090,140, which represented 2.87% of the Fund’s Net Assets.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Zero coupon bond issued at a discount.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Restricted security. The aggregate value of these securities at February 28, 2025 was $5,254,973, which represented less than 1% of the Fund’s Net Assets.
(k)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(l)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $77,232,403 are held by TOB Trusts and serve as collateral for the $45,670,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,442,953,513)	$2,426,048,619
Cash	34,312,505
Receivable for:
Investments sold	1,126,014
Fund shares sold	1,603,993
Interest	27,336,069
Investments matured, at value (Cost $10,085,509)	6,535,773
Investment for trustee deferred compensation and retirement plans	132,307
Other assets	577,345
Total assets	2,497,672,625
Liabilities:
Floating rate note obligations	45,670,000
Payable for:
Investments purchased	6,974,240
Dividends	3,481,983
Fund shares reacquired	2,481,683
Accrued fees to affiliates	689,568
Accrued interest expense	38,306
Accrued trustees’ and officers’ fees and benefits	56,161
Accrued other operating expenses	90,572
Trustee deferred compensation and retirement plans	132,307
Total liabilities	59,614,820
Net assets applicable to shares outstanding	$2,438,057,805
Net assets consist of:
Shares of beneficial interest	$2,885,733,640
Distributable earnings (loss)	(447,675,835)
$2,438,057,805
Net Assets:
Class A	$1,157,193,971
Class C	$63,106,235
Class Y	$1,206,197,727
Class R6	$11,559,872
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	167,872,386
Class C	9,223,631
Class Y	175,543,072
Class R6	1,676,341
Class A:
Net asset value per share	$6.89
Maximum offering price per share (Net asset value of $6.89 ÷ 95.75%)	$7.20
Class C:
Net asset value and offering price per share	$6.84
Class Y:
Net asset value and offering price per share	$6.87
Class R6:
Net asset value and offering price per share	$6.90
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco AMT-Free Municipal Income Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$110,273,444
Expenses:
Advisory fees	9,641,582
Administrative services fees	352,386
Custodian fees	15,894
Distribution fees:
Class A	2,950,450
Class C	717,346
Interest, facilities and maintenance fees	4,037,270
Transfer agent fees — A, C and Y	1,942,999
Transfer agent fees — R6	1,231
Trustees’ and officers’ fees and benefits	40,488
Registration and filing fees	180,145
Reports to shareholders	72,362
Professional services fees	300,839
Other	36,689
Total expenses	20,289,681
Less: Expense offset arrangement(s)	(8,595)
Net expenses	20,281,086
Net investment income	89,992,358
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,430,481))	(11,761,633)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(5,042,160)
Net realized and unrealized gain (loss)	(16,803,793)
Net increase in net assets resulting from operations	$73,188,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$89,992,358	$82,897,781
Net realized gain (loss)	(11,761,633)	(21,018,450)
Change in net unrealized appreciation (depreciation)	(5,042,160)	77,346,376
Net increase in net assets resulting from operations	73,188,565	139,225,707
Distributions to shareholders from distributable earnings:
Class A	(45,905,036)	(47,802,032)
Class C	(2,169,809)	(2,611,002)
Class Y	(47,167,784)	(39,751,176)
Class R6	(375,814)	(304,061)
Total distributions from distributable earnings	(95,618,443)	(90,468,271)
Share transactions–net:
Class A	(90,583,905)	(96,806,305)
Class C	(17,160,381)	(19,399,016)
Class Y	116,713,425	181,993,013
Class R6	3,575,131	2,569,613
Net increase in net assets resulting from share transactions	12,544,270	68,357,305
Net increase (decrease) in net assets	(9,885,608)	117,114,741
Net assets:
Beginning of year	2,447,943,413	2,330,828,672
End of year	$2,438,057,805	$2,447,943,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco AMT-Free Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$6.96	$0.25	$(0.06)	$0.19	$(0.26)	$6.89	2.82%(d)	$1,157,194	0.91%(d)	0.91%(d)	0.75%(d)	3.57%(d)	18%
Year ended 02/29/24	6.80	0.23	0.18	0.41	(0.25)	6.96	6.22 (d)	1,259,062	0.93 (d)	0.93 (d)	0.77 (d)	3.40 (d)	21
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51)(d)	1,328,471	0.88 (d)	0.88 (d)	0.75 (d)	3.42 (d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03 (d)	1,685,219	0.80 (d)	0.80 (d)	0.74 (d)	2.42 (d)	10
Year ended 02/28/21	8.04	0.22	(0.17)	0.05	(0.30)	7.79	0.70 (d)	1,659,677	0.84 (d)	0.84 (d)	0.76 (d)	2.86 (d)	20
Class C
Year ended 02/28/25	6.90	0.19	(0.04)	0.15	(0.21)	6.84	2.18	63,106	1.67	1.67	1.51	2.81	18
Year ended 02/29/24	6.74	0.18	0.18	0.36	(0.20)	6.90	5.44	80,994	1.69	1.69	1.53	2.64	21
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)	98,530	1.64	1.64	1.51	2.66	53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24	154,706	1.56	1.56	1.50	1.66	10
Year ended 02/28/21	7.97	0.16	(0.18)	(0.02)	(0.23)	7.72	(0.14)	151,779	1.60	1.60	1.52	2.10	20
Class Y
Year ended 02/28/25	6.93	0.26	(0.04)	0.22	(0.28)	6.87	3.21	1,206,198	0.67	0.67	0.51	3.81	18
Year ended 02/29/24	6.77	0.25	0.18	0.43	(0.27)	6.93	6.48	1,099,816	0.69	0.69	0.53	3.64	21
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)	898,454	0.64	0.64	0.51	3.66	53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26	983,831	0.56	0.56	0.50	2.66	10
Year ended 02/28/21	8.02	0.24	(0.18)	0.06	(0.32)	7.76	0.82	835,955	0.60	0.60	0.52	3.10	20
Class R6
Year ended 02/28/25	6.96	0.27	(0.05)	0.22	(0.28)	6.90	3.28	11,560	0.60	0.60	0.44	3.88	18
Year ended 02/29/24	6.80	0.25	0.18	0.43	(0.27)	6.96	6.54	8,072	0.62	0.62	0.46	3.71	21
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)	5,374	0.57	0.57	0.44	3.73	53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35	6,714	0.49	0.49	0.43	2.73	10
Year ended 02/28/21	8.05	0.25	(0.18)	0.07	(0.33)	7.79	0.92	6,855	0.52	0.52	0.44	3.18	20

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and February 28, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
23
Invesco AMT-Free Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
24
Invesco AMT-Free Municipal Income Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive
25
Invesco AMT-Free Municipal Income Fund

advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $32,010 in front-end sales commissions from the sale of Class A shares and $5,949 and $8,169 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,412,059,914	$13,988,705	$2,426,048,619
Other Investments - Assets
Investments Matured	—	3,977,750	2,558,023	6,535,773
Total Investments	$—	$2,416,037,664	$16,546,728	$2,432,584,392
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $66,193,974 and securities sales of $92,009,031, which resulted in net realized gains (losses) of $(2,430,481).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,595.
26
Invesco AMT-Free Municipal Income Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended February 28, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $58,957,692 and 4.56%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$415,399	$685,781
Ordinary income-tax-exempt	95,203,044	89,782,490
Total distributions	$95,618,443	$90,468,271

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$20,451,450
Net unrealized appreciation (depreciation) — investments	(32,382,961)
Temporary book/tax differences	(172,693)
Capital loss carryforward	(435,571,631)
Shares of beneficial interest	2,885,733,640
Total net assets	$2,438,057,805
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, defaulted bonds and payment-in-kind securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$84,437,076	$351,134,555	$435,571,631
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $454,167,390 and $442,231,538, respectively. As of February 28, 2025, the aggregate cost of
27
Invesco AMT-Free Municipal Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$53,786,138
Aggregate unrealized (depreciation) of investments	(86,169,099)
Net unrealized appreciation (depreciation) of investments	$(32,382,961)
Cost of investments for tax purposes is $2,464,967,353.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds, dirt bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $461,023, undistributed net realized gain (loss) was decreased by $654,605 and shares of beneficial interest was increased by $193,582. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	18,055,063	$124,619,303	25,634,772	$175,033,924
Class C	1,446,584	9,917,431	2,230,712	15,161,765
Class Y	60,554,954	416,455,447	100,565,667	684,087,861
Class R6	611,981	4,233,644	541,036	3,710,617
Issued as reinvestment of dividends:
Class A	3,695,279	25,470,368	3,831,688	26,130,336
Class C	200,023	1,368,236	238,082	1,610,481
Class Y	4,002,681	27,505,434	3,256,193	22,123,919
Class R6	49,590	341,889	41,496	282,920
Automatic conversion of Class C shares to Class A shares:
Class A	1,663,194	11,460,670	1,574,679	10,668,998
Class C	(1,676,452)	(11,460,670)	(1,587,350)	(10,668,998)
Reacquired:
Class A	(36,541,462)	(252,134,246)	(45,484,689)	(308,639,563)
Class C	(2,482,496)	(16,985,378)	(3,759,652)	(25,502,264)
Class Y	(47,662,469)	(327,247,456)	(77,822,129)	(524,218,767)
Class R6	(145,277)	(1,000,402)	(212,686)	(1,423,924)
Net increase in share activity	1,771,193	$12,544,270	9,047,819	$68,357,305

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

28
Invesco AMT-Free Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco AMT-Free Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco AMT-Free Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
29
Invesco AMT-Free Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.57%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
30
Invesco AMT-Free Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
31
Invesco AMT-Free Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco California Municipal Fund
Nasdaq:
A: OPCAX ■ C: OCACX ■ Y: OCAYX ■ R6: IORCX

2	Schedule of Investments
21	Financial Statements
24	Financial Highlights
25	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Tax Information
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.15%
California–101.79%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,002,945
Adelanto Public Utility Authority (Utility System);
Series 2014 A, RB	5.00%	07/01/2039	5,710	5,709,720
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2039	2,000	2,075,269
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,508,306
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(a)	5.00%	10/01/2052	7,000	7,449,502
Alameda Unified School District (Election of 2022); Series 2024 B, GO Bonds	5.00%	08/01/2049	3,000	3,265,470
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	10,920,134
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	05/01/2040	1,250	1,288,114
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	555	562,916
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	621,118
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	129,660
Series 2019, RB	5.00%	09/01/2031	140	145,149
Series 2019, RB	5.00%	09/01/2049	775	787,864
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	545	549,738
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	900,598
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	316,631
Series 2025, RB	5.00%	09/01/2055	900	929,604
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(b)	0.00%	08/01/2026	1,465	1,408,957
Series 2009, GO Bonds(b)	0.00%	08/01/2032	3,045	2,457,916
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	504,132
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,845	1,853,105
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,006,776
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(c)	5.25%	07/01/2049	7,750	8,235,375
Series 2024 B, RB(c)	5.25%	07/01/2054	5,000	5,293,426
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(d)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(d)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2000, GO Bonds	5.75%	05/01/2030	5	5,011
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,771,025
Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,617,776
Series 2022, GO Bonds(e)	5.00%	09/01/2052	10,000	10,757,746
Series 2022, GO Bonds	5.00%	09/01/2052	5,000	5,378,873
Series 2023, GO Bonds(e)	5.25%	09/01/2053	15,000	16,545,627
Series 2024, GO Bonds	5.25%	08/01/2054	1,500	1,666,585
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(f)	5.00%	08/01/2029	3,600	3,822,857
Series 2023, RB(f)	5.25%	04/01/2030	11,000	11,697,108
Series 2023, RB(f)	5.00%	03/01/2031	12,250	13,106,634
Series 2024, RB(f)	5.00%	08/01/2032	15,000	15,968,487
Series 2024, RB(f)	5.00%	12/01/2032	12,500	13,312,266
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(f)	5.25%	10/01/2031	10,000	10,556,594
Series 2023 D, RB(f)	5.50%	11/01/2028	8,000	8,497,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	$665	$686,285
Series 2018, RB	5.25%	05/01/2053	2,500	2,571,722
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	3,000	2,416,273
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	5,360	5,066,485
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(b)(g)	0.00%	06/01/2057	45,600	3,903,825
Series 2007 E, RB(b)(g)	0.00%	06/01/2057	51,500	3,775,846
Series 2007 F, RB(b)(g)	0.00%	06/01/2057	55,250	3,911,540
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	556,727
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,203,888
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,550	18,697,699
Series 2006 C, RB(b)	0.00%	06/01/2055	332,360	35,331,430
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	2,940	2,945,481
Series 2002, RB	6.13%	06/01/2038	9,700	9,715,336
Series 2006 A, RB(b)	0.00%	06/01/2046	62,110	16,025,380
Series 2006 C, RB(b)	0.00%	06/01/2055	71,700	8,793,883
Series 2006 D, RB(b)	0.00%	06/01/2055	309,500	30,062,199
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	660,868
Series 2020 B-2, Ref. RB(b)	0.00%	06/01/2055	22,000	4,467,291
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,345	3,347,431
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(b)	0.00%	06/01/2055	6,050	1,374,697
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	775	776,178
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,742,567
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,010,894
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	8,005	8,401,688
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	3,300	3,327,331
California (State of) Educational Facilities Authority (University of San Francisco); Series 2018 A, RB	5.00%	10/01/2043	2,730	2,842,541
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,520	2,535,205
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(g)	5.00%	06/01/2054	2,500	2,510,711
Series 2024 A, RB(g)	5.00%	06/01/2064	7,500	7,449,520
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	22,500	25,385,017
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(g)	5.00%	06/01/2054	1,400	1,429,945
Series 2024, RB(g)	5.00%	06/01/2064	1,350	1,370,462
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center);
Series 2015, Ref. RB	5.00%	11/15/2031	1,300	1,317,155
Series 2015, Ref. RB	5.00%	11/15/2032	1,250	1,266,219
Series 2015, Ref. RB	5.00%	11/15/2033	1,000	1,012,825
Series 2021 A, Ref. RB	4.00%	08/15/2048	18,375	18,110,422
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,715	1,727,739
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(f)(h)	4.00%	04/01/2030	$210	$223,652
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,641,838
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,455,822
California (State of) Health Facilities Financing Authority (Community Program for Persons with Developmental Disabilities); Series 2011 A, RB (INS - Cal-Mortgage)(a)	6.25%	02/01/2026	570	571,638
California (State of) Health Facilities Financing Authority (El Camino Hospital); Series 2015 A, Ref. RB	5.00%	02/01/2040	2,130	2,131,150
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,055,865
Series 2024, RB	5.25%	11/15/2053	1,650	1,726,293
Series 2024, RB	5.25%	11/15/2058	2,000	2,078,525
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	11,589,305
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	560	553,583
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	5,941,080
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds);
Series 2020, Ref. RB	5.00%	08/01/2040	700	735,357
Series 2020, Ref. RB	5.00%	08/01/2055	1,130	1,150,627
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,639,546
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	15,000	14,830,956
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	21,350	21,692,448
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	1,548	1,596,301
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(c)(f)(g)(h)	8.00%	03/04/2025	2,000	2,065,867
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(c)(f)(g)	9.50%	01/01/2035	7,000	7,104,797
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street); Series 2017, RB	5.00%	05/15/2052	2,815	2,907,374
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	2,360,725
California (State of) Municipal Finance Authority;
Series 2024 A, RB	5.00%	09/01/2054	1,500	1,624,587
Series 2024 D, RB	5.00%	09/01/2049	1,000	1,035,046
Series 2024 D, RB	5.00%	09/01/2054	1,000	1,029,423
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,023,859
California (State of) Municipal Finance Authority (Ascent 613); Series 2025 A, RB(g)	5.38%	01/01/2055	5,000	5,067,571
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	283,896
Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	3,233,083
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	707,411
Series 2020 B, RB	4.00%	09/01/2050	1,095	981,516
Series 2021 A, RB	4.00%	09/01/2041	655	630,774
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,004,796
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,333,348
Series 2021 B, RB	4.00%	09/01/2041	915	879,067
Series 2021 B, RB	4.00%	09/01/2046	830	765,893
Series 2021 B, RB	4.00%	09/01/2051	775	689,969
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,321,652
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	945,565
Series 2022 C, RB	6.25%	09/01/2052	1,885	2,044,948
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,459,249
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	999,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	$1,055	$1,057,757
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	281,358
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	380,407
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,144,837
Series 2024, Ref. RB	5.00%	08/15/2054	1,000	1,046,530
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,662,983
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB	5.00%	05/15/2035	5,000	5,253,043
Series 2018, RB	5.00%	05/15/2043	5,900	6,068,607
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,751,760
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,753,979
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	813,494
Series 2024, RB	5.00%	09/01/2054	750	772,293
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(g)	4.00%	11/01/2036	1,625	1,558,267
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,856,815
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,108,577
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,051,243
Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,024,445
Series 2017 A, Ref. RB	5.00%	02/01/2047	2,005	2,013,588
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	3,020,827
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,118,053
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	625	620,541
Series 2012, RB(g)	6.88%	01/01/2042	2,080	2,016,815
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,237,522
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	1,695	1,713,979
Series 2021, RB	4.00%	10/01/2046	1,080	1,024,806
Series 2021, RB	4.00%	10/01/2049	8,000	7,394,666
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2043	10,005	10,130,475
Series 2018 A, RB(c)	5.00%	12/31/2047	18,610	18,725,600
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	2,825	2,807,623
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,343,899
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	600	600,470
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(a)	5.25%	11/01/2052	5,400	5,603,520
California (State of) Municipal Finance Authority (PRS California Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2049	1,300	1,375,463
Series 2024, Ref. RB	5.00%	04/01/2054	1,540	1,617,692
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	11,500	12,402,335
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,265	3,293,860
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	840	856,998
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,448,989
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	2,700	2,511,365
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	972,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(g)	5.25%	06/01/2044	$1,075	$1,077,428
Series 2024, Ref. RB(g)	5.50%	06/01/2054	1,300	1,298,433
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2052	5,875	6,066,291
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	20,000	19,983,348
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	611,985
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(g)	6.20%	06/15/2054	1,800	1,943,671
Series 2024, RB(g)	6.38%	06/15/2064	1,000	1,086,288
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	1,400	1,284,111
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(c)(g)(i)(j)	7.50%	07/01/2032	1,425	19,238
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(c)(g)(i)(j)	8.00%	07/01/2039	1,900	25,650
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(c)(g)(i)(j)	7.50%	07/01/2032	420	5,670
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(g)	5.00%	07/01/2037	3,000	3,005,993
Series 2012, RB(c)(g)	5.00%	11/21/2045	1,000	1,000,649
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(c)(g)	5.00%	11/21/2045	1,000	1,044,386
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	2,500	2,555,886
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	4,299,536
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	1,000	902,964
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	2.38%	11/15/2028	565	558,911
Series 2021, RB(g)	5.00%	11/15/2036	1,000	1,025,822
Series 2021, RB(g)	5.00%	11/15/2046	4,000	3,924,858
Series 2021, RB(g)	5.00%	11/15/2051	2,340	2,245,495
Series 2021, RB(g)	5.00%	11/15/2056	2,685	2,534,635
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	1,540	1,503,686
Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	992,734
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation);
Series 2025, RB	5.00%	11/01/2049	750	792,197
Series 2025, RB	5.00%	11/01/2054	2,000	2,102,492
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,013,845
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,001,260
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	3,553,405
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy); Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,342,044
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	400	398,807
Series 2019 A, RB(g)	5.00%	07/01/2044	630	586,973
Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,426,829
California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	8,000	8,710,201
California (State of) Public Works Board (Various Capital); Series 2021 B, RB	4.00%	05/01/2046	16,640	16,722,474
California (State of) School Finance Authority; Series 2024 A, RB(g)	5.75%	06/01/2053	2,000	2,025,936
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(g)	5.00%	07/01/2045	1,265	1,267,239
Series 2024, Ref. RB(g)	5.00%	07/01/2049	1,990	2,060,014
Series 2024, Ref. RB(g)	5.00%	07/01/2059	1,000	1,027,396
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	3,745	3,853,773
Series 2022 A, RB(g)	6.25%	07/01/2062	4,655	4,783,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	$1,000	$1,000,055
Series 2016, Ref. RB(f)(g)(h)	5.00%	08/01/2025	65	65,496
Series 2016, Ref. RB(g)	5.00%	08/01/2041	2,425	2,425,885
Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	685,083
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(g)	5.00%	08/01/2059	3,120	3,102,561
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,573,916
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)(h)	6.25%	07/01/2027	875	936,175
Series 2017, RB(g)	6.25%	07/01/2037	375	385,194
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(g)	5.00%	07/01/2043	2,000	2,009,630
Series 2024, RB(g)	5.00%	07/01/2064	1,440	1,462,208
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	2,305	2,308,023
Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,029,214
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	750	754,230
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(g)	5.50%	07/01/2054	2,250	2,336,285
Series 2024, RB(g)	5.63%	07/01/2063	1,000	1,037,362
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	1,017,865
Series 2022, RB(g)	5.50%	07/01/2062	1,000	1,025,457
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	500	500,461
Series 2017 A, RB(g)	5.00%	07/01/2037	590	603,614
Series 2017 A, RB(g)	5.00%	07/01/2047	3,240	3,265,002
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,724,807
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(g)	5.00%	06/01/2050	1,060	1,062,442
Series 2024, Ref. RB(g)	5.00%	06/01/2054	1,300	1,300,749
Series 2024, Ref. RB(g)	5.00%	06/01/2064	1,600	1,575,769
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	716,548
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	583,328
Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	551,986
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	2,035	2,071,930
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,307,193
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	508,691
Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	1,022,829
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	625	636,318
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	720,545
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,168,133
Series 2017, RB	5.00%	09/02/2046	1,265	1,283,722
Series 2020 B, RB	4.00%	09/02/2050	445	390,697
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,771,653
Series 2024, RB	5.00%	09/01/2054	900	922,306
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	785,984
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,210,509
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,878,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	$4,230	$4,000,143
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	879,710
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2037	1,500	1,508,700
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,336,358
Series 2020, RB	4.00%	09/01/2050	2,000	1,768,298
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,209,531
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,413,965
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,723,888
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,065	3,216,726
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGM)(a)	5.25%	08/15/2052	3,000	3,192,081
Series 2022 A, RB (INS - AGM)(a)	5.38%	08/15/2057	2,320	2,482,209
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,430,287
Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,464,833
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	2,095	2,097,422
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	667,647
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	388,612
Series 2024, RB	5.00%	09/01/2054	550	568,304
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	7,825	7,799,706
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,729,971
Series 2024 A, Ref. RB	5.25%	12/01/2054	8,900	9,683,988
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	1,000,074
Series 2019, RB(g)	5.00%	06/01/2034	375	387,607
Series 2019, RB(g)	5.00%	06/01/2039	100	101,792
Series 2019, RB(g)	5.00%	06/01/2051	295	293,044
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	7,330	7,378,588
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,390,197
Series 2023, RB	5.25%	09/01/2053	2,225	2,324,924
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,084,411
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	1,640	1,680,091
Series 2019, RB(g)	5.25%	07/01/2049	3,375	3,410,906
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	998,296
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	531,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	$2,185	$2,014,166
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,155,581
Series 2022, RB	5.38%	09/02/2052	995	1,037,768
Series 2023, RB	5.25%	09/02/2043	1,125	1,167,463
Series 2023, RB	5.25%	09/01/2051	2,400	2,517,136
Series 2023, RB	5.50%	09/02/2053	1,875	1,945,150
Series 2024, RB	5.00%	09/02/2049	1,100	1,143,093
Series 2024, RB	5.00%	09/02/2054	1,100	1,138,188
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,215,637
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,570	2,570,810
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	4,425	4,519,370
Series 2002 B, RB	6.00%	05/01/2037	530	541,303
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,138,207
Series 2002, RB	6.00%	05/01/2043	2,125	2,170,319
Series 2006 A, RB(b)	0.00%	06/01/2046	8,000	2,137,484
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(f)	5.00%	09/01/2032	5,000	5,429,963
Series 2024 F, RB(f)	5.00%	11/01/2032	10,000	10,875,962
Series 2024, RB(f)	5.00%	09/01/2032	10,000	10,897,255
California State University; Series 2025, RB(e)	5.50%	11/01/2049	15,000	17,185,592
Cambrian School District; Series 2022, GO Bonds	5.00%	08/01/2048	7,505	7,991,739
Carson (City of), CA Public Financing Authority; Series 2019, RB	5.00%	09/02/2030	545	588,399
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	168,985
Series 2024, RB	5.00%	09/01/2049	675	701,825
Series 2024, RB	5.00%	09/01/2054	740	765,225
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2034	1,100	1,109,818
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	865	872,562
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	10,995	11,566,325
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(b)	0.00%	08/01/2047	12,750	4,588,623
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	1,775	1,612,671
Clovis (City of), CA;
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2030	1,060	1,071,906
Series 2015, Ref. RB (INS - AGM)(a)	5.25%	08/01/2031	500	505,582
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	30	30,042
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2029	735	641,003
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	440	456,227
Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,127,144
Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,048,345
Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,543,247
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	635	635,622
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2035	1,300	887,130
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2041	6,250	3,130,176
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2042	4,335	2,040,969
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,660,790
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	3,152,412
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,051
Series 2007 C, Ref. RB	6.50%	12/15/2047	835	835,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	$10,000	$9,988,755
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,723,159
Series 2023, RB	5.00%	09/01/2053	2,600	2,672,736
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	75,777
Series 2021, RB	4.00%	09/01/2050	540	484,035
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,158,261
Series 2023, RB	5.25%	09/01/2053	1,385	1,437,337
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,004,613
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	15,330	15,222,258
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(b)	0.00%	08/01/2033	4,430	3,370,164
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,777,017
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,571,506
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,772
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,463,018
Series 2024, RB	5.00%	09/01/2049	415	429,471
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,000	3,133,383
Series 2024, RB	5.00%	09/01/2054	2,620	2,721,595
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,586
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,171,454
Series 2015, Ref. RB (INS - AGM)(a)(b)	0.00%	01/15/2035	2,745	1,944,851
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	01/15/2046	15,965	16,024,169
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,699,127
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	820,228
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(c)	5.00%	07/01/2053	6,570	6,814,999
Garden Grove Public Financing Authority; Series 2024 A, RB (INS - BAM)(a)	5.00%	04/01/2049	6,000	6,547,073
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	3,031,219
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2029	615	542,164
Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2029	4,735	4,129,456
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2031	2,235	1,852,852
Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2031	1,415	1,154,024
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(b)	0.00%	06/01/2066	21,000	2,477,181
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	13,000	12,999,330
Hemet Unified School District;
Series 2025, RB	5.00%	09/01/2050	1,755	1,828,814
Series 2025, RB	5.00%	09/01/2054	1,000	1,037,211
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	654,938
Series 2024, RB	5.00%	09/01/2054	1,000	1,035,648
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2030	1,600	1,602,836
Hollister Joint Powers Financing Authority; Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2036	1,270	1,301,864
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,445,241
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2053	1,500	1,646,436
Independent Cities Finance Authority (Hacienda Valley Estates); Series 2014, Ref. RB	5.00%	11/15/2034	885	885,949
Inglewood Unified School District;
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2038	550	555,168
Series 2019 C, GO Bonds (INS - BAM)(a)	4.00%	08/01/2039	690	695,117
Inland Empire Tobacco Securitization Corp.; Series 2007 C-2, RB(b)	0.00%	06/01/2047	14,000	2,896,390
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10); Series 2023, RB (INS - BAM)(a)	5.25%	09/01/2053	$5,000	$5,477,223
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB(f)(h)	5.00%	03/01/2025	3,500	3,500,000
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	2,996,560
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	337,456
Series 2021, RB	4.00%	09/01/2046	450	415,243
Series 2021, RB	4.00%	09/01/2051	700	627,093
Series 2024, RB	5.00%	09/01/2054	1,000	1,029,724
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	602,612
Series 2024, RB	5.00%	09/01/2049	850	882,447
Series 2024, RB	5.00%	09/01/2054	1,150	1,187,409
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,536,214
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	872,255
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,017,212
Series 2021, RB	4.00%	09/01/2051	430	383,418
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	742,623
Series 2020, RB	4.00%	09/01/2045	835	777,347
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	248,718
Series 2022, RB	4.00%	09/01/2052	3,000	2,721,459
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,520	2,526,660
Lennox School District; Series 2014, COP (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,000,686
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	305,637
Long Beach (City of), CA; Series 2017 A, RB(c)	5.00%	05/15/2040	16,080	16,454,453
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	2,370	2,370,915
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,235
Series 2007 A, RB	5.50%	11/15/2032	2,665	2,970,250
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,165,657
Los Alamitos Unified School District; Series 2013, GO Bonds(k)	6.01%	08/01/2040	1,660	1,764,947
Los Alamitos Unified School District (Capital); Series 2012, COP	5.95%	08/01/2034	1,200	1,348,992
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,501,469
Los Angeles (City of), CA Department of Airports;
Series 2015 A, RB(c)	5.00%	05/15/2034	45	45,115
Series 2018, RB(c)(e)	5.00%	05/15/2035	11,410	11,996,245
Series 2018, RB(c)(e)	5.00%	05/15/2036	10,640	11,166,520
Series 2019 A, Ref. RB(c)	5.00%	05/15/2049	16,710	17,023,837
Series 2021, Ref. RB(c)	5.00%	05/15/2035	3,500	3,772,461
Series 2021, Ref. RB(c)	4.00%	05/15/2046	6,400	6,067,780
Series 2022 A, RB(c)	5.00%	05/15/2045	12,875	13,448,087
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(c)	5.25%	05/15/2048	5,800	5,985,994
Series 2018, Ref. RB(c)	5.00%	05/15/2048	4,395	4,485,205
Series 2019, RB(c)	5.00%	05/15/2049	22,745	23,125,251
Series 2020 C, RB(c)	5.00%	05/15/2045	8,000	8,252,610
Series 2022, RB(c)	4.00%	05/15/2047	10,000	9,472,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2047	$21,000	$21,220,095
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,625,105
Series 2019 A-2, Ref. VRD RB(l)	3.45%	07/01/2045	5,000	5,000,000
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,288,726
Series 2021 A-1, Ref. VRD RB(l)	3.45%	07/01/2050	5,000	5,000,000
Series 2021 A-2, Ref. VRD RB(l)	3.45%	07/01/2051	4,000	4,000,000
Series 2021, RB	5.00%	07/01/2051	17,555	18,290,878
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,806,561
Subseries 2002 A-6, Ref. VRD RB(l)	3.40%	07/01/2035	7,000	7,000,000
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,065,794
Series 2024, RB	5.00%	09/01/2049	1,000	1,037,390
Series 2024, RB	5.00%	09/01/2054	1,325	1,368,102
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C); Series 2021 A, RB	5.00%	07/01/2042	6,055	6,667,223
Los Angeles (County of), CA Public Works Financing Authority; Series 2024 H, Ref. RB	5.25%	12/01/2053	7,510	8,373,183
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	7,500	8,265,159
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.25%	07/01/2049	7,500	8,422,222
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	55	56,800
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,885,699
Series 2020, RB	4.00%	09/01/2051	3,560	3,130,692
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,548,795
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	258,602
Series 2020 A, RB	4.00%	09/01/2040	700	679,335
Series 2020 B, RB	4.00%	09/01/2040	700	663,626
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	854,946
Series 2024, RB	5.00%	09/01/2054	1,000	1,032,567
Series 2024, RB	5.00%	09/01/2055	2,500	2,584,181
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2038	1,500	1,408,933
Series 2020 C, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	2,200	1,821,664
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	661,710
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,531,631
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2035	940	657,412
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,032,011
Merced City School District (Election of 2014); Series 2022, GO Bonds (INS - AGM)(a)	4.00%	08/01/2046	3,500	3,518,225
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(l)	1.06%	07/01/2047	5,900	5,900,000
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(a)(b)	0.00%	08/01/2031	840	679,908
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,056,535
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	444,832
Series 2019, RB	5.00%	09/01/2048	485	493,811
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,893,308
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	11,734,072
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,127,465
Mt. San Antonio Community College District (Election of 2018); Series 2019 A, GO Bonds	5.00%	08/01/2044	5,000	5,323,639
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	668,133
Murrieta Valley Unified School District (Election of 2014); Series 2022, GO Bonds	5.25%	09/01/2051	11,700	12,704,625
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,502,913
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(e)(m)	4.00%	08/01/2047	22,000	22,078,639
Northern California Energy Authority; Series 2024, Ref. RB(f)	5.00%	08/01/2030	10,000	10,714,756
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	$9,255	$8,486,114
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	805	805,370
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2038	8,680	5,530,375
Series 2018 E, Ref. GO Bonds(k)	5.00%	08/01/2042	5,755	3,553,574
Ontario (City of), CA;
Series 2023, RB	5.50%	09/01/2048	1,250	1,347,073
Series 2023, RB	5.75%	09/01/2054	2,250	2,434,540
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	786,610
Series 2024, RB	5.00%	09/01/2049	1,000	1,038,957
Series 2024, RB	5.00%	09/01/2054	1,180	1,218,385
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,015,952
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	685,460
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	268,464
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	3,102,858
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,750
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,817,579
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,381,091
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,000	2,057,762
Orange (County of), CA Water District; Series 2003 A, VRD COP (LOC - Citibank, N.A)(l)(n)	1.25%	08/01/2042	5,000	5,000,000
Oxnard (City of), CA Financing Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	851,165
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,424
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(k)	6.38%	08/01/2045	3,330	3,125,935
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,163,013
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	3,962,444
Paradise Unified School District;
Series 2023 C, GO Bonds	5.00%	08/01/2047	2,310	2,424,986
Series 2023 C, GO Bonds	5.00%	08/01/2052	3,605	3,755,273
Perris (City of), CA Joint Powers Authority; Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,302,817
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2029	235	235,351
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2030	290	290,427
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	64,393
Pittsburg Public Financing Authority; Series 2022 A, RB (INS - AGM)(a)	5.00%	08/01/2052	13,580	14,409,651
Pittsburg Unified School District Financing Authority (Pittsburg Unified School District Bond Program); Series 2019, RB (INS - AGM)(a)	5.00%	09/01/2047	5,000	5,175,771
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,000	1,924,142
Series 2020, RB (INS - AGM)(a)	4.00%	09/01/2050	2,255	2,172,876
Poway Unified School District Public Financing Authority; Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2035	1,930	1,946,209
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	390	371,146
Series 2021, RB	4.00%	09/01/2046	585	531,599
Series 2021, RB	4.00%	09/01/2050	500	442,075
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	206,753
Series 2021, RB	4.00%	09/01/2050	200	179,272
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,367,028
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,548,795
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Ravenswood School District;
Series 2018, GO Bonds	5.00%	08/01/2031	$500	$515,856
Series 2018, GO Bonds	5.00%	08/01/2033	500	514,873
Series 2018, GO Bonds	5.00%	08/01/2035	750	771,049
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	355,819
Regents of the University of California Medical Center; Series 2022 P, RB(e)	5.00%	05/15/2047	30,280	32,598,818
Regents of the University of California Medical Center Pooled Revenue; Series 2025, RB(e)(m)	4.00%	05/15/2053	25,000	24,521,975
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2042	8,125	3,889,330
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2043	4,500	2,026,277
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	13,408,444
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGM)(a)	5.25%	09/01/2052	3,600	3,846,433
Series 2022, RB (INS - AGM)(a)	5.25%	09/01/2052	2,000	2,136,882
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,058,836
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,002,818
Series 2017, RB	5.00%	09/01/2045	535	542,627
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor);
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	10/01/2034	1,000	1,050,094
Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	501,873
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	16,431,903
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	270,345
Series 2020, RB	4.00%	09/01/2050	610	549,295
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	264,514
Series 2021, RB	4.00%	09/01/2050	600	540,290
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,309,553
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	793,981
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	386,715
Series 2023, RB	5.00%	09/01/2054	1,090	1,124,722
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,005,739
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,034,867
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	393,305
Series 2024, RB	5.00%	09/01/2049	775	807,016
Series 2024, RB	5.00%	09/01/2054	860	889,315
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	516,432
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	840,019
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,624,117
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,171,475
Series 2024, RB	5.00%	09/01/2054	1,500	1,551,131
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	422,945
Series 2020, RB	4.00%	09/01/2050	1,000	908,806
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	367,035
Series 2020, RB	4.00%	09/01/2045	350	325,834
Series 2020, RB	4.00%	09/01/2050	475	426,423
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,910,622
Series 2022, RB	5.00%	09/01/2052	2,760	2,838,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	$2,000	$2,064,461
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	1,009,503
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,298,894
Series 2015, Ref. RB	5.00%	09/01/2033	1,075	1,082,269
Sacramento (City of), CA Municipal Utility District (Green Bonds);
Series 2020 H, RB	4.00%	08/15/2045	5,000	5,030,546
Series 2024 M, RB	5.00%	11/15/2054	8,000	8,730,766
Sacramento (County of), CA;
Series 2018 C, Ref. RB(c)	5.00%	07/01/2039	2,835	2,926,387
Series 2024, RB	5.25%	07/01/2054	7,500	8,308,012
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	575,627
Series 2022, RB	5.25%	09/01/2052	680	699,571
San Diego (City of), CA Public Facilities Financing Authority; Series 2024 A, RB	5.00%	05/15/2054	12,500	13,682,451
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(c)	5.75%	12/01/2032	2,700	2,704,568
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(c)	5.00%	07/01/2049	4,325	4,388,111
Series 2021 A, RB	4.00%	07/01/2056	5,130	4,983,214
Series 2021 A, RB	5.00%	07/01/2056	2,880	3,058,621
Series 2021 B, RB(c)	4.00%	07/01/2046	8,040	7,642,570
Series 2021 B, RB(c)	4.00%	07/01/2051	4,000	3,724,172
Series 2021 B, RB(c)	5.00%	07/01/2051	1,500	1,549,420
Series 2021 B, RB(c)	5.00%	07/01/2056	22,240	22,914,132
Series 2023 B, RB(c)	5.00%	07/01/2053	5,000	5,200,569
Series 2023 B, RB(c)	5.25%	07/01/2058	9,000	9,551,178
San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	17,500	17,722,080
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,878,258
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(c)(f)(h)	5.00%	05/01/2028	10	10,408
Second Series 2018 D, RB(c)	5.00%	05/01/2048	11,280	11,418,257
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	10,225	9,947,830
Second Series 2024, Ref. RB(c)	5.25%	05/01/2044	5,000	5,393,011
Series 2017 A, RB(c)	5.00%	05/01/2047	2,000	2,014,786
Series 2018 D, RB(c)	5.25%	05/01/2048	6,200	6,355,955
Series 2019 A, RB(c)	5.00%	05/01/2049	47,500	48,276,729
Series 2019 E, RB(c)(f)(h)	4.00%	05/01/2029	435	440,260
Series 2019 E, RB(c)	4.00%	05/01/2050	4,565	4,265,565
Series 2019 E, RB(c)	5.00%	05/01/2050	3,080	3,124,246
Series 2025 A, RB(c)	5.50%	05/01/2055	5,000	5,434,010
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	522,350
Series 2020, RB	4.00%	09/01/2050	1,025	918,770
Series 2023, RB(g)	5.25%	09/01/2048	960	1,005,322
Series 2023, RB(g)	5.50%	09/01/2053	2,050	2,179,240
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,774,335
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(g)	5.00%	09/01/2037	385	410,905
Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	1,988,639
Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	975,429
Series 2023 B, RB(g)	5.50%	09/01/2053	1,550	1,571,492
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2021 A, RB	4.00%	10/01/2048	10,000	10,018,683
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(g)	5.75%	09/01/2050	850	920,228
Series 2023, RB(g)	5.75%	09/01/2053	1,800	1,943,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	$2,555	$2,561,857
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,811,539
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGM)(a)	5.00%	08/01/2048	2,250	2,414,885
Series 2023, RB (INS - AGM)(a)	5.25%	08/01/2053	2,375	2,575,591
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(c)(e)(m)	5.50%	05/01/2055	10,000	10,868,021
San Francisco City & County Public Utilities Commission Wastewater Revenue; Series 2025, RB(e)	5.00%	10/01/2054	16,620	18,134,632
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	651,311
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	162,675
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	635	635,317
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025, RB(f)	5.50%	07/01/2035	10,000	11,418,854
San Jose (City of), CA; Series 2017 A, Ref. RB(c)	5.00%	03/01/2047	12,260	12,377,180
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(c)	6.20%	01/01/2041	3,150	3,094,370
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(c)	5.10%	12/01/2032	3,355	3,355,692
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	4,840	4,846,122
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(a)(b)	0.00%	09/01/2031	3,110	2,563,023
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2030	1,500	1,502,627
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	762,897
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	1,010	1,098,975
Santa Barbara (County of), CA;
Series 2018 B, COP(c)	5.00%	12/01/2037	12,695	13,213,209
Series 2018 B, COP(c)	5.00%	12/01/2038	5,000	5,188,348
Santa Clara (County of), CA Housing Authority; Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,475	3,476,453
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(c)	5.85%	08/01/2031	715	716,463
Series 2001 A, RB(c)	6.00%	08/01/2041	2,070	2,113,012
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,175,109
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,754,407
Series 2011, RB	5.88%	07/01/2042	2,600	2,605,636
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	501,807
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	710	712,111
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(b)	0.00%	06/01/2036	22,420	12,109,298
Series 2007 A, RB(b)	0.00%	06/01/2041	10,000	4,025,839
Series 2007 B, RB(b)	0.00%	06/01/2047	12,650	3,492,799
Series 2007 C, RB(b)	0.00%	06/01/2056	65,815	7,197,950
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(a)(b)	0.00%	08/01/2028	3,480	3,150,934
Series 2007 C, GO Bonds (INS - AGM)(a)(b)	0.00%	08/01/2030	2,765	2,355,260
South El Monte (City of), CA Improvement District Successor Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2035	4,150	4,187,588
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,696,039
Southern California Public Power Authority; Series 2024, RB	5.00%	07/01/2053	10,000	10,597,212
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(f)	5.00%	09/01/2030	5,000	5,320,978
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	255,751
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,336,449
Series 2007 A, RB	5.00%	11/01/2028	205	213,021
Series 2007 A, RB	5.00%	11/01/2029	165	172,861
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,245,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(b)	0.00%	06/01/2046	$3,000	$620,111
Series 2019, Ref. RB	5.00%	06/01/2039	750	784,119
Series 2019, Ref. RB	5.00%	06/01/2048	2,375	2,410,166
Series 2019, Ref. RB(b)	0.00%	06/01/2054	27,610	5,590,503
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,869,922
Series 2024, RB	5.00%	09/01/2049	525	547,514
Series 2024, RB	5.00%	09/01/2054	625	648,746
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,098,043
Series 2024 A, RB	5.00%	09/01/2049	2,000	2,103,180
Series 2024 A, RB	5.00%	09/01/2054	2,750	2,884,820
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGM)(a)	4.00%	06/01/2045	1,000	994,857
Tahoe-Truckee Unified School District;
Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,077,487
Series 2016 B, GO Bonds	5.00%	08/01/2041	950	971,892
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,233,670
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,562,228
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	935,745
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	293,547
Series 2024, RB	5.00%	09/01/2049	500	511,710
Series 2024, RB	5.00%	09/01/2054	350	357,328
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	469,206
Series 2021, RB	4.00%	09/01/2051	930	846,275
Series 2024, RB	5.00%	09/01/2044	600	632,628
Series 2024, RB	5.00%	09/01/2054	1,185	1,229,095
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,211,913
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(b)	0.00%	08/01/2034	3,395	2,168,076
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,988,978
Series 2022, RB	5.00%	09/01/2052	2,400	2,457,462
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,500	1,525,874
Series 2020 A, RB	5.00%	10/01/2049	4,300	4,347,361
Series 2020 B, RB	5.00%	10/01/2035	250	259,453
Series 2020 B, RB	5.00%	10/01/2038	300	308,643
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,016,466
University of California;
Series 2017, RB(e)	5.00%	05/15/2047	15,000	15,409,655
Series 2017, RB(e)(m)	5.00%	05/15/2048	16,000	16,583,738
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	4,000	4,145,934
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,901,584
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,295
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,264
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	750	674,958
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	252,037
Series 2021 A, RB	4.00%	09/01/2045	165	151,276
Series 2021 A, RB	4.00%	09/01/2051	260	228,646
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	$955	$983,024
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,331,878
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	487,733
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	255,174
Series 2023 A, RB	5.75%	07/01/2048	500	541,422
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,074,797
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,794,909
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,789,269
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2025	2,500	2,467,825
Series 2020 E, GO Bonds (INS - AGM)(a)	3.00%	08/01/2045	6,465	5,424,140
West Covina (City of), CA Public Financing Authority; Series 2018 A, Ref. RB	5.00%	05/01/2031	445	471,397
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	614,893
Series 2015, RB	5.25%	09/01/2045	1,550	1,556,816
				2,356,448,547
Guam–0.40%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,152,575
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,767,255
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,838,987
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,572,846
				9,331,663
Northern Mariana Islands–0.05%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 2005 A, RB(c)	5.50%	03/15/2031	1,120	1,055,194
Puerto Rico–3.51%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	7,680	7,720,127
Series 2002, RB	5.63%	05/15/2043	8,735	8,839,000
PRIFA Custodial Trust; Series 2005, RB(b)	0.00%	03/15/2049	80	19,092
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	12,619	8,952,576
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	462	464,565
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	959,291
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	972,252
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	978,801
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,744,901
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	749,216
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	637,576
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	839,912
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	4
Subseries 2022, RN(b)	0.00%	11/01/2043	3,709	2,336,921
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(i)	6.75%	07/01/2036	5,095	2,853,200
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $582,261)(j)	6.63%	01/01/2027	494	488,860
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,542,816)(j)	6.63%	01/01/2028	3,767	3,719,243
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2027	$1,524	$1,400,146
Series 2018 A-1, RB(b)	0.00%	07/01/2031	1,616	1,296,952
Series 2018 A-1, RB(b)	0.00%	07/01/2033	11,974	8,869,917
Series 2018 A-1, RB	4.50%	07/01/2034	419	419,182
Series 2018 A-1, RB	4.55%	07/01/2040	342	342,912
Series 2018 A-1, RB(b)	0.00%	07/01/2046	8,788	2,961,910
Series 2018 A-1, RB(b)	0.00%	07/01/2051	13,879	3,458,863
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,497,644
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,643,873
Series 2019 A-2, RB	4.33%	07/01/2040	2,154	2,148,621
Series 2019 A-2, RB	4.54%	07/01/2053	65	64,632
Series 2019 A-2, RB	4.78%	07/01/2058	865	855,688
Series 2019 A-2B, RB	4.55%	07/01/2040	926	928,470
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(j)	5.00%	06/01/2030	2,190	2,147,601
				81,311,948
Virgin Islands–0.40%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(c)	5.00%	09/01/2029	1,645	1,626,433
Series 2014 A, Ref. RB(c)	5.00%	09/01/2033	1,500	1,452,130
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(g)	6.00%	04/01/2053	5,000	5,224,889
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	1,000	1,005,698
				9,309,150
Total Municipal Obligations (Cost $2,441,024,013)				2,457,456,502
			Shares
MuniFund Preferred Shares–0.18%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $4,100,000)(g)(l)			4,100,000	4,100,000
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.00%
CalPlant I LLC; Exit Facility(g)(o)	15.00%	07/01/2025	$485	95,165
Puerto Rico–0.01%
AES Puerto Rico, Inc.(o)	12.50%	03/04/2026	199	192,890
Total U.S. Dollar Denominated Bonds & Notes (Cost $681,002)				288,055
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(o)			82,846	0
TOTAL INVESTMENTS IN SECURITIES(p)–106.34% (Cost $2,445,805,015)				2,461,844,557
FLOATING RATE NOTE OBLIGATIONS–(7.19)%
Notes with interest and fee rates ranging from 1.32% to 2.42% at 02/28/2025 and contractual maturities of collateral ranging from 05/15/2035 to 05/15/2053 (See Note 1K)(q)				(166,405,000)
OTHER ASSETS LESS LIABILITIES–0.85%				19,594,803
NET ASSETS–100.00%				$2,315,034,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco California Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $215,707,927, which represented 9.32% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $2,903,758, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at February 28, 2025 was $6,406,262, which represented less than 1% of the Fund’s Net Assets.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $52,900,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $238,187,064 are held by TOB Trusts and serve as collateral for the $166,405,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco California Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,445,805,015)	$2,461,844,557
Cash	616,303
Receivable for:
Investments sold	333,000
Fund shares sold	2,080,343
Interest	28,989,562
Investments matured, at value (Cost $4,511,645)	1,236,512
Investment for trustee deferred compensation and retirement plans	147,306
Other assets	562,747
Total assets	2,495,810,330
Liabilities:
Floating rate note obligations	166,405,000
Payable for:
Investments purchased	6,807,500
Dividends	3,476,214
Fund shares reacquired	3,139,353
Accrued fees to affiliates	607,111
Accrued interest expense	34,695
Accrued trustees’ and officers’ fees and benefits	46,710
Accrued other operating expenses	67,940
Trustee deferred compensation and retirement plans	191,447
Total liabilities	180,775,970
Net assets applicable to shares outstanding	$2,315,034,360
Net assets consist of:
Shares of beneficial interest	$2,682,526,308
Distributable earnings (loss)	(367,491,948)
$2,315,034,360
Net Assets:
Class A	$1,168,691,387
Class C	$105,971,782
Class Y	$1,024,374,911
Class R6	$15,996,280
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	144,495,443
Class C	13,161,280
Class Y	126,633,446
Class R6	1,970,821
Class A:
Net asset value per share	$8.09
Maximum offering price per share (Net asset value of $8.09 ÷ 95.75%)	$8.45
Class C:
Net asset value and offering price per share	$8.05
Class Y:
Net asset value and offering price per share	$8.09
Class R6:
Net asset value and offering price per share	$8.12
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco California Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$108,976,819
Expenses:
Advisory fees	8,904,014
Administrative services fees	321,631
Custodian fees	22,697
Distribution fees:
Class A	2,918,993
Class C	1,095,751
Interest, facilities and maintenance fees	7,963,479
Transfer agent fees — A, C and Y	1,460,597
Transfer agent fees — R6	2,038
Trustees’ and officers’ fees and benefits	42,939
Registration and filing fees	71,685
Reports to shareholders	71,439
Professional services fees	201,348
Other	33,746
Total expenses	23,110,357
Less: Expense offset arrangement(s)	(4,959)
Net expenses	23,105,398
Net investment income	85,871,421
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(6,154,261))	(31,210,616)
Change in net unrealized appreciation of unaffiliated investment securities	22,204,548
Net realized and unrealized gain (loss)	(9,006,068)
Net increase in net assets resulting from operations	$76,865,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco California Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$85,871,421	$74,851,087
Net realized gain (loss)	(31,210,616)	(25,335,594)
Change in net unrealized appreciation	22,204,548	83,365,234
Net increase in net assets resulting from operations	76,865,353	132,880,727
Distributions to shareholders from distributable earnings:
Class A	(45,246,500)	(45,800,144)
Class C	(3,370,917)	(3,340,013)
Class Y	(38,499,256)	(29,619,359)
Class R6	(582,111)	(324,915)
Total distributions from distributable earnings	(87,698,784)	(79,084,431)
Share transactions–net:
Class A	(24,145,276)	(36,370,976)
Class C	(2,708,333)	(3,285,074)
Class Y	170,550,199	203,498,280
Class R6	6,438,245	8,388,020
Net increase in net assets resulting from share transactions	150,134,835	172,230,250
Net increase in net assets	139,301,404	226,026,546
Net assets:
Beginning of year	2,175,732,956	1,949,706,410
End of year	$2,315,034,360	$2,175,732,956
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco California Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$8.12	$0.30	$(0.02)	$0.28	$(0.31)	$8.09	3.52%	$1,168,691	1.11%	1.11%	0.75%	3.74%	19%
Year ended 02/29/24	7.91	0.29	0.23	0.52	(0.31)	8.12	6.68	1,198,337	1.18	1.18	0.77	3.64	20
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14	1.14	0.75	3.50	41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84	0.84	0.75	2.78	11
Year ended 02/28/21	9.28	0.28	(0.18)	0.10	(0.29)	9.09	1.11	1,443,969	0.86	0.86	0.76	3.15	28
Class C
Year ended 02/28/25	8.09	0.24	(0.03)	0.21	(0.25)	8.05	2.61	105,972	1.86	1.86	1.50	2.99	19
Year ended 02/29/24	7.87	0.23	0.24	0.47	(0.25)	8.09	6.04	109,214	1.93	1.93	1.52	2.89	20
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89	1.89	1.50	2.75	41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59	1.59	1.50	2.03	11
Year ended 02/28/21	9.23	0.21	(0.18)	0.03	(0.22)	9.04	0.36	153,595	1.61	1.61	1.51	2.40	28
Class Y
Year ended 02/28/25	8.13	0.32	(0.03)	0.29	(0.33)	8.09	3.65	1,024,375	0.86	0.86	0.50	3.99	19
Year ended 02/29/24	7.91	0.31	0.24	0.55	(0.33)	8.13	7.08	858,603	0.93	0.93	0.52	3.89	20
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89	0.89	0.50	3.75	41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59	0.59	0.50	3.03	11
Year ended 02/28/21	9.28	0.31	(0.19)	0.12	(0.31)	9.09	1.36	550,591	0.61	0.61	0.51	3.40	28
Class R6
Year ended 02/28/25	8.15	0.33	(0.02)	0.31	(0.34)	8.12	3.84	15,996	0.80	0.80	0.44	4.05	19
Year ended 02/29/24	7.93	0.31	0.24	0.55	(0.33)	8.15	7.13	9,579	0.87	0.87	0.46	3.95	20
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84	0.84	0.45	3.80	41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42	0.42	0.33	3.20	11
Year ended 02/28/21	9.29	0.31	(0.19)	0.12	(0.31)	9.10	1.38	3,457	0.58	0.58	0.48	3.43	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $367,457,266 in connection with the acquisition of Invesco California Tax-Free Income Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco California Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
25
Invesco California Municipal Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
26
Invesco California Municipal Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares
27
Invesco California Municipal Fund

to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $60,553 in front-end sales commissions from the sale of Class A shares and $39,457 and $21,236 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,457,456,502	$—	$2,457,456,502
MuniFund Preferred Shares	—	4,100,000	—	4,100,000
U.S. Dollar Denominated Bonds & Notes	—	—	288,055	288,055
Preferred Stocks	—	—	0	—
Total Investments in Securities	—	2,461,556,502	288,055	2,461,844,557
Other Investments - Assets
Investments Matured	—	1,205,117	31,395	1,236,512
Total Investments	$—	$2,462,761,619	$319,450	$2,463,081,069
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $79,733,658 and securities sales of $94,085,770, which resulted in net realized gains (losses) of $(6,154,261).
28
Invesco California Municipal Fund

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,959.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $236,438 with an average interest rate of 4.68%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $163,494,231 and 4.11%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$370,459	$232,574
Ordinary income-tax-exempt	87,328,325	78,851,857
Total distributions	$87,698,784	$79,084,431

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$7,541,507
Net unrealized appreciation — investments	19,659,441
Temporary book/tax differences	(205,563)
Capital loss carryforward	(394,487,333)
Shares of beneficial interest	2,682,526,308
Total net assets	$2,315,034,360
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, defaulted bonds and inverse floaters.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$100,493,948	$293,993,385	$394,487,333
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
29
Invesco California Municipal Fund

NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $500,390,461 and $448,294,060, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$80,604,908
Aggregate unrealized (depreciation) of investments	(60,945,467)
Net unrealized appreciation of investments	$19,659,441
Cost of investments for tax purposes is $2,443,421,628.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $1,620,398 and undistributed net realized gain (loss) was decreased by $1,620,398. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	19,077,698	$154,769,616	20,399,932	$161,891,380
Class C	2,981,184	24,092,150	3,348,256	26,580,894
Class Y	49,113,238	398,309,286	60,365,049	477,019,713
Class R6	1,465,861	11,896,405	1,502,016	12,035,486
Issued as reinvestment of dividends:
Class A	2,981,654	24,141,262	2,966,547	23,504,972
Class C	291,602	2,349,997	275,568	2,173,857
Class Y	2,649,660	21,458,814	2,048,046	16,239,115
Class R6	44,493	361,889	10,961	87,333
Automatic conversion of Class C shares to Class A shares:
Class A	1,034,003	8,373,627	1,252,147	9,768,826
Class C	(1,038,770)	(8,373,627)	(1,258,146)	(9,768,826)
Reacquired:
Class A	(26,090,818)	(211,429,781)	(29,368,420)	(231,536,154)
Class C	(2,578,721)	(20,776,853)	(2,833,199)	(22,270,999)
Class Y	(30,790,102)	(249,217,901)	(37,038,296)	(289,760,548)
Class R6	(714,183)	(5,820,049)	(467,083)	(3,734,799)
Net increase in share activity	18,426,799	$150,134,835	21,203,378	$172,230,250

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco California Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco California Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco California Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
31
Invesco California Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.58%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
32
Invesco California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROCAM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Environmental Focus Municipal Fund
Nasdaq:
A: OPAMX ■ C: OPCMX ■ Y: OPYMX ■ R6: IOMUX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.02%
Arizona–2.23%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$101,497
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,026,710
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	814,804
				1,943,011
Arkansas–1.79%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,557,822
California–6.97%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(c)	5.00%	08/01/2029	1,500	1,579,984
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,275
Series 2020, Ref. RB	4.00%	04/01/2049	965	918,882
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	9.50%	01/01/2035	100	101,497
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	537,353
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,686,885
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,199,517
				6,061,393
Colorado–3.29%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,593,631
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,265,921
				2,859,552
District of Columbia–5.67%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,841,966
Washington Metropolitan Area Transit Authority (Green Bonds);
Series 2023 A, RB	5.25%	07/15/2053	1,000	1,085,247
Series 2024 A, RB	4.38%	07/15/2056	1,000	1,001,920
				4,929,133
Florida–3.89%
Capital Trust Agency, Inc. (Green Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	676,751
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,581,704
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	1,000	1,021,602
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	100,562
				3,380,619
Georgia–4.88%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,824
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	1,000	1,074,037
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,470,675
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	252,830
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	172,263
				4,246,629
Illinois–4.83%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,056,408
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,073,476
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(e)	4.00%	01/01/2038	1,000	1,008,910
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	$1,000	$1,057,512
				4,196,306
Indiana–1.19%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,031,125
Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	99,672
Kentucky–1.16%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	1,004,457
Louisiana–4.40%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,680,837
New Orleans (City of), LA; Series 2020 B, RB	5.00%	06/01/2045	2,075	2,142,924
				3,823,761
Maryland–2.38%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,073,970
Massachusetts–1.15%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,000,231
Minnesota–8.18%
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,381
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	65	64,177
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,629,329
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(f)	5.38%	10/01/2044	500	275,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,242
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,036
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	4,997
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,049,992
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	154	143,006
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,175	1,175,718
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	899,949
Series 2007, RB(b)	5.50%	02/01/2042	510	501,191
				7,109,018
New Hampshire–0.99%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	863,027
New Jersey–3.52%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	104,716
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,050,324
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,905,043
				3,060,083
New Mexico–1.94%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,683,056
New York–19.50%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,028,259
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,090,967
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,000	973,785
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,000	1,080,191
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	$1,500	$1,388,859
New York (State of) Housing Finance Agency (Green Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	2,068,522
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(e)	2.75%	11/15/2041	1,000	792,048
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	738,424
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,234,194
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGC)(b)(e)	5.25%	12/31/2054	2,000	2,125,511
Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,435,881
				16,956,641
Oregon–3.06%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,581,249
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,076,074
				2,657,323
Pennsylvania–3.69%
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	1,000	940,903
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,265,034
				3,205,937
Tennessee–0.12%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	101,954
Texas–1.50%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,307,725
Washington–7.33%
King (County of), WA; Series 2024, Ref. VRD RB(g)	1.50%	01/01/2042	500	500,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,036,768
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,023,159
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,815,767
				6,375,694
Wisconsin–4.25%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,236,977
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2058	100	100,803
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,176,404
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	100,185
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	85,274
				3,699,643
TOTAL INVESTMENTS IN SECURITIES(h)–98.02% (Cost $83,987,210)				85,227,782
OTHER ASSETS LESS LIABILITIES–1.98%				1,725,269
NET ASSETS–100.00%				$86,953,051
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $11,308,857, which represented 13.01% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Environmental Focus Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $83,987,210)	$85,227,782
Cash	1,129,757
Receivable for:
Investments sold	17,000
Fund shares sold	19,517
Interest	907,551
Investment for trustee deferred compensation and retirement plans	24,252
Other assets	35,233
Total assets	87,361,092
Liabilities:
Payable for:
Investments purchased	97,250
Dividends	121,081
Fund shares reacquired	64,262
Accrued fees to affiliates	34,929
Accrued interest expense	1,141
Accrued trustees’ and officers’ fees and benefits	2,149
Accrued other operating expenses	62,977
Trustee deferred compensation and retirement plans	24,252
Total liabilities	408,041
Net assets applicable to shares outstanding	$86,953,051
Net assets consist of:
Shares of beneficial interest	$98,525,347
Distributable earnings (loss)	(11,572,296)
$86,953,051
Net Assets:
Class A	$54,029,819
Class C	$2,922,287
Class Y	$27,514,277
Class R6	$2,486,668
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,633,110
Class C	250,787
Class Y	2,360,414
Class R6	213,247
Class A:
Net asset value per share	$11.66
Maximum offering price per share (Net asset value of $11.66 ÷ 95.75%)	$12.18
Class C:
Net asset value and offering price per share	$11.65
Class Y:
Net asset value and offering price per share	$11.66
Class R6:
Net asset value and offering price per share	$11.66
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Environmental Focus Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$4,161,559
Expenses:
Advisory fees	336,151
Administrative services fees	12,473
Custodian fees	3,689
Distribution fees:
Class A	135,935
Class C	35,848
Interest, facilities and maintenance fees	44,021
Transfer agent fees — A, C and Y	80,400
Transfer agent fees — R6	359
Trustees’ and officers’ fees and benefits	22,788
Registration and filing fees	57,387
Reports to shareholders	14,842
Professional services fees	73,540
Other	7,000
Total expenses	824,433
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(151,176)
Net expenses	673,257
Net investment income	3,488,302
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(199,880))	(125,230)
Change in net unrealized appreciation of unaffiliated investment securities	402,289
Net realized and unrealized gain	277,059
Net increase in net assets resulting from operations	$3,765,361
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Environmental Focus Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$3,488,302	$3,485,130
Net realized gain (loss)	(125,230)	(2,114,945)
Change in net unrealized appreciation	402,289	4,498,264
Net increase in net assets resulting from operations	3,765,361	5,868,449
Distributions to shareholders from distributable earnings:
Class A	(2,157,880)	(2,212,895)
Class C	(114,389)	(146,603)
Class Y	(1,107,707)	(906,927)
Class R6	(105,833)	(111,530)
Total distributions from distributable earnings	(3,485,809)	(3,377,955)
Share transactions–net:
Class A	(1,182,094)	(4,009,652)
Class C	(1,038,231)	(1,602,341)
Class Y	3,869,638	1,330,766
Class R6	(299,725)	579,888
Net increase (decrease) in net assets resulting from share transactions	1,349,588	(3,701,339)
Net increase (decrease) in net assets	1,629,140	(1,210,845)
Net assets:
Beginning of year	85,323,911	86,534,756
End of year	$86,953,051	$85,323,911
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Environmental Focus Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$11.62	$0.46	$0.04	$0.50	$(0.46)	$—	$(0.46)	$11.66	4.38%	$54,030	0.83%	1.00%	0.78%	3.94%	10%
Year ended 02/29/24	11.28	0.47	0.32	0.79	(0.45)	—	(0.45)	11.62	7.20	55,033	0.76	1.00	0.70	4.11	21
Year ended 02/28/23	12.81	0.40	(1.58)	(1.18)	(0.35)	—	(0.35)	11.28	(9.23)	57,366	0.79	0.99	0.70	3.44	101
Year ended 02/28/22	13.56	0.29	(0.28)	0.01	(0.30)	(0.46)	(0.76)	12.81	(0.14)	81,812	0.74	0.90	0.70	2.11	46
Year ended 02/28/21	13.87	0.36	(0.30)	0.06	(0.37)	—	(0.37)	13.56	0.46	89,194	0.75	0.95	0.70	2.69	63
Class C
Year ended 02/28/25	11.61	0.37	0.04	0.41	(0.37)	—	(0.37)	11.65	3.60	2,922	1.58	1.75	1.53	3.19	10
Year ended 02/29/24	11.28	0.38	0.32	0.70	(0.37)	—	(0.37)	11.61	6.31	3,952	1.51	1.75	1.45	3.36	21
Year ended 02/28/23	12.80	0.31	(1.57)	(1.26)	(0.26)	—	(0.26)	11.28	(9.85)	5,423	1.54	1.74	1.45	2.69	101
Year ended 02/28/22	13.56	0.20	(0.29)	(0.09)	(0.21)	(0.46)	(0.67)	12.80	(0.87)	9,678	1.42	1.65	1.38	1.43	46
Year ended 02/28/21	13.86	0.28	(0.29)	(0.01)	(0.29)	—	(0.29)	13.56	(0.01)	13,982	1.30	1.70	1.25	2.14	63
Class Y
Year ended 02/28/25	11.62	0.49	0.04	0.53	(0.49)	—	(0.49)	11.66	4.64	27,514	0.58	0.75	0.53	4.19	10
Year ended 02/29/24	11.28	0.49	0.33	0.82	(0.48)	—	(0.48)	11.62	7.47	23,563	0.51	0.75	0.45	4.36	21
Year ended 02/28/23	12.80	0.43	(1.57)	(1.14)	(0.38)	—	(0.38)	11.28	(8.93)	21,616	0.54	0.74	0.45	3.69	101
Year ended 02/28/22	13.56	0.32	(0.29)	0.03	(0.33)	(0.46)	(0.79)	12.80	0.03	39,370	0.49	0.65	0.45	2.36	46
Year ended 02/28/21	13.86	0.39	(0.29)	0.10	(0.40)	—	(0.40)	13.56	0.78	42,810	0.50	0.70	0.45	2.94	63
Class R6
Year ended 02/28/25	11.62	0.49	0.04	0.53	(0.49)	—	(0.49)	11.66	4.64	2,487	0.58	0.67	0.53	4.19	10
Year ended 02/29/24	11.29	0.50	0.31	0.81	(0.48)	—	(0.48)	11.62	7.37	2,776	0.51	0.68	0.45	4.36	21
Year ended 02/28/23	12.81	0.42	(1.56)	(1.14)	(0.38)	—	(0.38)	11.29	(8.91)	2,129	0.54	0.67	0.45	3.69	101
Year ended 02/28/22	13.57	0.30	(0.26)	0.04	(0.34)	(0.46)	(0.80)	12.81	0.09	817	0.49	0.57	0.45	2.36	46
Year ended 02/28/21	13.87	0.41	(0.30)	0.11	(0.41)	—	(0.41)	13.57	0.88	10	0.40	0.71	0.35	3.04	63

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Environmental Focus Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Environmental Focus Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
10
Invesco Environmental Focus Municipal Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Because the Fund evaluates environmental focus factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of issuers that meet the Fund’s criteria for high potential positive environmental
11
Invesco Environmental Focus Municipal Fund

impact may underperform similar issuers that do not meet that criteria or may underperform the market as a whole. As a result, the Fund may underperform funds that do not screen or score issuers based on environmental focus factors or funds that use a different environmental focus evaluation methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s potential for positive environmental impact, may differ from that of other funds or an investor. As a result, the issuers in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable environmental focus characteristics if different metrics were used to evaluate them. Issuers who the Adviser believes will have a positive environmental impact, may not have the impact anticipated by the Adviser’s analysis and could be considered as having a high environmental risk profile.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.400%
Next $500 million	0.350%
Next $500 million	0.300%
Over $1.5 billion	0.280%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.39%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
Effective July 1, 2024, the Adviser has contractually agreed, through at least June 30, 2026, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.81%, 1.56%, 0.56% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to July 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 0.70%, 1.45%, 0.45% and 0.45%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2026. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.
For the year ended February 28, 2025, the Adviser waived advisory fees of $69,745 and reimbursed class level expenses of $51,943, $3,405, $25,052 and $359 of Class A, Class C, Class Y and Class R6 shares, respectively.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $1,147 in front-end sales commissions from the sale of Class A shares and $0 and $217 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when
12
Invesco Environmental Focus Municipal Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $6,845,059 and securities sales of $4,781,164, which resulted in net realized gains (losses) of $(199,880).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $672.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $63,562 with an average interest rate of 5.08%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$8,952	$25,230
Ordinary income-tax-exempt	3,476,857	3,352,725
Total distributions	$3,485,809	$3,377,955

*	Includes short-term capital gain distributions, if any.

13
Invesco Environmental Focus Municipal Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$243,184
Net unrealized appreciation — investments	1,878,794
Temporary book/tax differences	(18,286)
Capital loss carryforward	(13,675,988)
Shares of beneficial interest	98,525,347
Total net assets	$86,953,051
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,561,261	$7,114,727	$13,675,988
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $8,529,123 and $8,676,998, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,914,264
Aggregate unrealized (depreciation) of investments	(2,035,470)
Net unrealized appreciation of investments	$1,878,794
Cost of investments for tax purposes is $83,348,988.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities , on February 28, 2025, undistributed net investment income was decreased by $7,986 and undistributed net realized gain (loss) was increased by $7,986. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	886,642	$10,307,506	936,559	$10,640,586
Class C	6,498	76,369	20,229	229,708
Class Y	1,108,877	12,907,286	941,480	10,729,148
Class R6	60,150	702,606	250,072	2,872,592
Issued as reinvestment of dividends:
Class A	109,703	1,275,936	125,369	1,421,430
Class C	7,553	87,772	9,948	112,732
Class Y	47,128	548,493	46,150	522,284
Class R6	8,432	98,078	8,485	96,349
Automatic conversion of Class C shares to Class A shares:
Class A	50,049	574,985	108,248	1,238,800
Class C	(50,092)	(574,985)	(108,332)	(1,238,800)
14
Invesco Environmental Focus Municipal Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(1,148,981)	$(13,340,521)	(1,518,152)	$(17,310,468)
Class C	(53,527)	(627,387)	(62,467)	(705,981)
Class Y	(824,060)	(9,586,141)	(875,467)	(9,920,666)
Class R6	(94,174)	(1,100,409)	(208,343)	(2,389,053)
Net increase (decrease) in share activity	114,198	$1,349,588	(326,221)	$(3,701,339)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Environmental Focus Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Environmental Focus Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Environmental Focus Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Environmental Focus Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.74%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
17
Invesco Environmental Focus Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Environmental Focus Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-MUNI-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Schedule of Investments
35	Financial Statements
38	Financial Highlights
39	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm
46	Tax Information
47	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.89%
Alabama–1.64%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$8,537,736
Black Belt Energy Gas District (The); Series 2022 C-1, RB(a)	5.25%	06/01/2029	18,490	19,544,032
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(a)	5.50%	12/01/2028	4,000	4,246,799
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	10,250	10,796,206
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(c)	5.50%	01/01/2028	1,390	764,500
Series 2007, RB(c)	5.50%	01/01/2043	21,290	11,709,500
Series 2008 A, RB(c)	6.88%	01/01/2043	4,470	2,458,500
Series 2011 A, RB(c)	7.50%	01/01/2047	2,600	1,430,000
Series 2012 A, RB(c)	5.63%	01/01/2042	6,575	3,616,250
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,341,462
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,840,844
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,000	1,086,076
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	13,530	13,752,714
Series 2024, RB(b)	4.75%	12/01/2054	13,000	12,865,476
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	10,000	10,633,195
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,800	4,078,364
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	5,100	5,211,505
				126,913,159
American Samoa–0.19%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	14,345	14,542,637
Arizona–2.83%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(d)	5.00%	07/01/2039	1,000	1,013,960
Series 2022, RB(d)	5.25%	07/01/2052	500	502,555
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(d)	6.00%	07/01/2037	15,760	16,242,544
Series 2017, Ref. RB(d)	6.00%	07/01/2047	15,000	15,315,410
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(d)	5.13%	07/01/2037	1,180	1,191,838
Series 2017 D, Ref. RB(d)	5.00%	07/01/2051	3,300	3,301,436
Series 2017 G, Ref. RB(d)	5.00%	07/01/2051	1,000	1,000,435
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(d)	5.00%	07/01/2043	1,000	1,004,596
Series 2023, RB(d)	5.25%	07/01/2053	1,000	1,001,994
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(d)	5.70%	07/01/2047	9,730	9,834,670
Series 2016, RB(d)	5.80%	07/01/2052	4,920	4,973,718
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(d)	5.00%	07/01/2039	1,000	1,002,367
Series 2019 A, RB(d)	5.00%	07/01/2049	4,000	3,878,254
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(d)	5.00%	07/01/2039	2,635	2,638,215
Series 2019, RB(d)	5.00%	07/01/2054	6,210	5,908,165
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(d)	5.00%	06/01/2031	5,335	5,434,336
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(d)	5.25%	12/15/2038	1,015	1,030,191
Series 2018 A, RB(d)	5.50%	12/15/2048	3,265	3,300,372
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB(e)	4.00%	02/01/2050	15,285	14,078,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	$8,000	$7,733,132
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix); Series 2018 A, Ref. RB	5.00%	07/01/2048	1,500	1,404,574
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,480	1,437,196
Series 2017, Ref. RB	5.00%	11/15/2036	2,195	2,079,740
Series 2017, Ref. RB	5.00%	11/15/2040	3,985	3,623,191
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	4,053,782
Series 2018, RB	5.00%	11/15/2053	5,970	4,845,387
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(b)(d)	4.00%	10/15/2047	15,700	14,140,623
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	950	932,334
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,475	2,496,852
Series 2016, Ref. RB(d)	5.00%	07/01/2047	1,525	1,527,462
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(d)	6.00%	07/01/2043	1,885	1,911,651
Series 2023, RB(d)	6.25%	07/01/2053	1,900	1,925,377
Series 2023, RB(d)	6.38%	07/01/2058	1,250	1,269,324
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(d)	5.00%	07/01/2045	3,515	3,516,535
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	2,125	2,125,670
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	1,550	1,550,489
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(d)	5.00%	07/01/2045	1,845	1,845,019
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(d)	9.50%	04/01/2052	7,900	7,070,125
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	545	544,968
Series 2006, RB	5.80%	12/01/2036	4,385	4,304,129
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	2,370	2,376,864
Series 2015, Ref. RB(d)	5.63%	06/15/2045	3,500	3,505,599
Series 2019, Ref. RB(d)	5.00%	06/15/2052	6,050	5,862,690
Series 2022, Ref. RB(d)	4.00%	06/15/2051	8,800	7,310,880
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(d)	5.50%	05/01/2040	1,125	1,128,719
Series 2020, Ref. RB(d)	5.75%	05/01/2050	5,000	5,019,146
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(d)	5.00%	07/01/2049	1,500	1,454,345
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(d)	7.00%	07/01/2045	3,027	2,645,944
Series 2016 B, Ref. RB(f)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(f)	2.07%	07/01/2045	1,036	10,355
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(d)	7.00%	09/01/2037	2,978	2,979,448
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.25%	01/01/2053	12,000	13,094,083
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(d)	6.13%	06/01/2057	6,000	6,010,183
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2024, RB(d)	5.00%	06/15/2044	1,330	1,338,481
Series 2024, RB(d)	5.00%	06/15/2054	1,330	1,316,107
Series 2024, RB(d)	5.00%	06/15/2059	1,800	1,765,394
				219,243,286
Arkansas–0.42%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	20,090	20,864,431
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	11,500	12,128,061
				32,992,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–8.40%
Brentwood Union School District (Election of 2016); Series 2022, GO Bonds	5.25%	08/01/2052	$4,250	$4,579,934
California (State of); Series 2023, GO Bonds(e)	5.25%	09/01/2053	15,000	16,545,627
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(a)	5.25%	10/01/2031	4,250	4,486,552
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	12,780	2,595,090
California (State of) Educational Facilities Authority (Chapman University);
Series 2015, RB(a)(h)	5.00%	04/01/2025	825	826,462
Series 2015, RB(a)(h)	5.00%	04/01/2025	4,625	4,633,193
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(e)	5.00%	05/01/2045	15,000	18,029,370
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB(e)	5.00%	11/01/2047	10,000	11,589,305
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(d)(h)	8.00%	03/04/2025	18,500	19,109,268
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	9.50%	01/01/2035	32,000	32,479,072
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021, RB(d)(g)	0.00%	01/01/2061	20,965	1,728,021
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(d)	5.25%	01/01/2045	2,500	2,541,417
Series 2025 A, RB(d)	5.38%	01/01/2055	1,000	1,013,514
Series 2025 A, RB(d)	5.50%	01/01/2060	5,450	5,553,526
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,745,166
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(d)	6.63%	01/01/2032	630	625,505
Series 2012, RB(d)	6.88%	01/01/2042	1,465	1,420,497
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	3,560	3,582,114
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(i)	5.25%	11/01/2052	3,000	3,113,066
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2037	13,500	13,526,966
Series 2012, RB(b)(d)	5.00%	11/21/2045	18,260	18,271,854
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	5.00%	11/15/2046	2,000	1,962,429
Series 2021, RB(d)	5.00%	11/15/2051	1,735	1,664,929
Series 2021, RB(d)	5.00%	11/15/2056	1,160	1,095,038
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(d)	5.00%	08/01/2050	1,200	1,201,252
Series 2022, RB(d)	5.00%	08/01/2052	2,875	2,876,889
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(d)	5.00%	08/01/2032	660	691,915
Series 2022, Ref. RB(d)	5.38%	08/01/2042	1,150	1,226,011
Series 2022, Ref. RB(d)	5.75%	08/01/2052	1,160	1,243,119
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(d)	5.00%	06/01/2058	500	485,060
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGM)(e)(i)	5.38%	08/15/2057	10,000	10,699,178
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2014 A, RB(d)	6.13%	11/01/2033	1,890	1,893,785
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(d)	6.75%	06/01/2045	6,370	6,403,228
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(i)	5.25%	08/15/2052	2,000	2,128,054
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2046	6,630	6,675,782
Series 2016 A, RB(d)	5.25%	12/01/2056	25,000	25,165,718
Series 2018 A, RB(d)	5.50%	12/01/2058	24,340	24,962,583
Series 2018, RB(d)	5.25%	12/01/2043	500	513,355
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$15,000	$15,319,898
Series 2006 A, RB(g)	0.00%	06/01/2046	174,450	46,610,511
Series 2006 C, RB(d)(g)	0.00%	06/01/2055	211,450	12,086,440
California School Facilities Financing Authority; Series 2010, RB (INS - AGM)(g)(i)	0.00%	08/01/2049	29,405	8,331,110
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	2,160	2,198,144
Series 2008, RB	6.88%	09/01/2038	4,440	4,510,689
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGM)(g)(i)	0.00%	01/15/2036	45,000	30,671,006
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	5,857,269
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	468,053	55,212,000
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(g)	0.00%	06/01/2057	46,635	3,955,431
Series 2007 F, RB(d)(g)	0.00%	06/01/2057	99,650	6,699,719
Los Angeles (City of), CA Department of Airports;
Series 2015 B, RB	5.00%	05/15/2040	1,000	1,003,354
Series 2021 A, Ref. RB(b)(e)(j)	5.00%	05/15/2051	5,000	5,156,335
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,047,999
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2036	7,650	5,073,183
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2037	13,130	8,311,685
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2038	13,515	8,151,379
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2039	13,895	7,964,482
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2040	14,280	7,754,059
Series 2011 D, GO Bonds (INS - AGM)(g)(i)	0.00%	08/01/2041	14,080	7,220,476
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(b)	4.00%	07/01/2056	2,660	2,448,488
Series 2023 B, RB(b)	5.00%	07/01/2053	36,405	37,865,347
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(k)	5.25%	07/01/2042	10,000	8,190,183
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(b)	5.00%	05/01/2052	1,435	1,480,430
Second Series 2023 C, Ref. RB(b)	5.75%	05/01/2048	10,000	11,041,366
Series 2019 E, RB(b)	5.00%	05/01/2050	13,040	13,227,329
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(b)	6.40%	12/01/2041	12,398	12,400,813
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGM)(i)(k)	6.75%	02/01/2052	7,500	6,403,055
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	10,000	5,401,114
Series 2007 A, RB(g)	0.00%	06/01/2047	20,000	5,582,210
Southern California Logistics Airport Authority;
Series 2007, RB	6.15%	12/01/2043	4,400	4,442,978
Series 2008 A, RB	6.00%	12/01/2033	1,365	1,378,333
Series 2008 A, RB(g)	0.00%	12/01/2045	18,085	4,770,658
Series 2008 A, RB(g)	0.00%	12/01/2046	18,085	4,440,088
Series 2008 A, RB(g)	0.00%	12/01/2047	18,085	4,131,652
Series 2008 A, RB(g)	0.00%	12/01/2048	18,085	3,842,930
Series 2008 A, RB(g)	0.00%	12/01/2049	18,085	3,579,450
Series 2008 A, RB(g)	0.00%	12/01/2050	18,085	3,338,511
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(g)	0.00%	06/01/2054	19,300	3,907,885
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,555	2,583,799
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds	5.50%	08/01/2053	1,500	1,673,561
				652,149,193
Colorado–10.90%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,815,908
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,822,580
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,039,183
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(k)	5.75%	12/01/2051	$6,055	$5,880,855
Amber Creek Metropolitan District; Series 2017 B, GO Bonds	7.75%	12/15/2047	463	454,419
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	3,500	3,408,721
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,261,710
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	38,445,912
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,895	4,928,182
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,948	1,940,114
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,649,760
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,189	2,203,839
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	508,931
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,661,716
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(d)	4.88%	12/01/2051	4,500	3,692,362
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,501,541
Series 2018 B, GO Bonds	7.75%	12/15/2041	213	212,577
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,564,062
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	4,871,592
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,262,837
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,250	2,274,954
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,346,605
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(d)(k)	6.75%	12/01/2049	3,785	3,609,560
Series 2024 B, GO Bonds(d)	8.00%	12/15/2054	2,000	2,021,376
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,154,467
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,708,821
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(k)	7.50%	12/01/2048	7,075	5,599,419
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(k)	7.50%	12/01/2049	30,465	19,304,196
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,216,215
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,282	1,291,341
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,464,058
Series 2024, GO Bonds(d)	8.25%	12/01/2053	3,400	3,432,466
Canyons Metropolitan District No. 5; Series 2024 B, Ref. GO Bonds	6.50%	12/01/2054	1,250	1,296,223
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,657,075
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2047	500	481,953
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	463,287
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,957	3,983,161
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,500
City Center West Residential Metropolitan District No. 2; Series 2019 B, GO Bonds	7.75%	12/15/2049	1,425	1,370,790
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,065,437
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,494	2,427,631
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,174,054
Colliers Hill Metropolitan District No. 2;
Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,895	3,894,834
Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,539,581
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(d)	5.50%	04/01/2044	1,250	1,298,602
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	725	726,190
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,384
Series 2013, RB	7.45%	08/01/2048	2,245	2,251,616
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 A, RB	5.00%	05/15/2044	3,750	3,012,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	$7,250	$7,883,256
Series 2022, RB	5.25%	11/01/2052	4,500	4,780,893
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	2,035	1,980,468
Series 2007 A, RB	5.30%	07/01/2037	670	580,661
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,558,271
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	14,599,456
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds(k)	6.00%	12/01/2047	30,920	29,691,292
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,372,104
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	1,995,035
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(d)	7.50%	12/15/2050	3,495	3,383,175
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,516,150
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	13,880,863
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	569	546,191
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	9,000	9,105,591
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,200	1,203,928
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(g)	0.00%	12/01/2031	18,400	10,785,256
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	621,391
Denver (City & County of), CO;
Series 2018 A, RB(b)(e)	5.00%	12/01/2048	10,000	10,157,104
Series 2021 A, RB(e)	4.00%	08/01/2051	17,350	16,706,914
Series 2022 A, RB(b)	5.00%	11/15/2047	15,180	15,744,889
Series 2022 A, RB(b)	4.13%	11/15/2053	5,000	4,685,344
Series 2022 A, RB(b)	5.50%	11/15/2053	9,255	9,889,410
Series 2022 D, RB(b)(e)(j)	5.00%	11/15/2053	26,000	26,890,882
Series 2022, RB(b)(e)(j)	5.00%	11/15/2042	4,000	4,205,069
Series 2022, RB(b)(e)(j)	5.75%	11/15/2045	8,000	8,805,716
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	32,340	32,353,741
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,019,474
Series 2016, Ref. RB	5.00%	12/01/2040	250	252,441
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,823,947
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,295	2,347,707
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(d)	8.00%	12/15/2051	1,905	1,813,135
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,455	1,934,193
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,995,157
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,846,884
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	542,981
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(d)	6.00%	12/01/2049	2,970	2,996,116
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	939,251
Series 2023 B, GO Bonds(d)	9.00%	12/15/2047	980	997,959
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,625,885
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	666,222
Gardens on Havana Metropolitan District No. 3 (The);
Series 2017 A, RB	5.13%	12/01/2037	1,070	1,071,343
Series 2017 A, RB	5.25%	12/01/2047	1,015	988,151
Series 2017 B, RB	7.75%	12/15/2047	799	800,621
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(d)	5.50%	12/01/2052	5,490	5,494,808
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	541,865
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,673,375
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,250,195
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	2,000	2,066,568
Series 2024 A-2, RB	6.50%	12/01/2043	2,000	2,089,849
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(k)	5.75%	12/01/2049	$9,000	$7,762,217
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,457,159
Series 2022 C, GO Bonds(d)	8.25%	12/15/2052	15,569	15,098,844
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	5.00%	12/01/2051	575	514,680
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	815,635
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	714,136
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,980,660
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,036
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,150,172
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,275,413
Johnstown Village Metropolitan District No. 2; Series 2020 B, GO Bonds(d)	7.75%	12/15/2050	711	685,002
Jones District Community Authority Board; Series 2020 A, RB(k)	5.75%	12/01/2050	6,815	6,506,216
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	579,105
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,800	3,785,382
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,808,975
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(d)	6.25%	12/20/2054	1,795	1,795,950
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,400,807
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	612,082
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,802,981
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,831	1,853,548
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,171,798
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,178	1,196,789
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	621,845
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	329,687
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(d)	7.75%	12/15/2049	494	486,545
Meadowlark Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	607	602,502
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	739,254
Mirabelle Metropolitan District No. 2; Series 2020 B, GO Bonds(a)(h)	7.38%	03/01/2025	1,473	1,517,190
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	6,200	6,003,036
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,035
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	3,029,124
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,548,089
MW Retail Business Improvement District; Series 2024, RB(d)	6.00%	12/01/2054	1,800	1,822,532
North Holly Metropolitan District;
Series 2018 B, GO Bonds	7.88%	12/15/2048	1,015	1,012,478
Series 2018 C, GO Bonds	8.00%	12/15/2050	1,614	1,287,628
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,810	1,813,090
Palisade Metropolitan District No. 2;
Series 2024 C, RB(d)	8.00%	12/15/2037	1,080	1,087,673
Series 2024, Ref. RB(d)(k)	5.88%	12/15/2054	1,550	1,428,757
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(d)	7.63%	12/15/2051	1,652	1,548,544
Pinery Commercial Metropolitan District No. 2; Series 2025, RB	5.75%	12/01/2054	1,450	1,477,378
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(d)	5.50%	12/01/2054	975	961,509
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	982,228
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	494,870
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	603,336
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	7,500	4,468,399
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	545,929
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,380,656
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	685,969
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(f)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,672,167
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	594,405
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	$1,618	$1,550,401
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	387,777
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(d)	5.00%	12/01/2041	5,645	5,478,684
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	16,223,312
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	13,502,908
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,195,518
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,477,396
Severance Shores Metropolitan District No. 4; Series 2020 B, GO Bonds	8.25%	12/15/2049	805	785,147
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	500	492,975
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,814,033
Spring Valley Metropolitan District No. 3; Series 2020 B, GO Bonds	8.50%	12/15/2049	638	623,813
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,028,224
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(d)(k)	6.75%	09/20/2054	3,000	2,200,882
Series 2024 B, GO Bonds(d)	8.75%	09/20/2054	1,760	1,741,502
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,870,850
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	485	488,002
Series 2024 A, Ref. RB(d)	5.75%	12/01/2054	1,150	1,168,158
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	797,812
Series 2024 B, Ref. RB(d)	8.25%	12/15/2054	1,150	1,154,686
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	765,906
Series 2024, RB	5.63%	12/01/2043	1,176	1,217,813
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	5,000	5,004,103
Series 2024 A-2, Ref. GO Bonds(k)	6.25%	12/01/2054	5,000	3,905,064
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	2,046,579
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,695	1,643,733
Timberleaf Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	777	759,890
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,380,777
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,469	1,455,361
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(k)	5.50%	12/01/2051	3,000	2,436,991
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,544,287
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	634,866
Tuscan Foothills Village Metropolitan District; Series 2019 A, GO Bonds	6.25%	12/01/2049	1,240	1,243,729
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,265,159
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(d)	7.75%	12/15/2052	24,275	23,329,693
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	13,106,538
Verve Metropolitan District No. 1; Series 2023, GO Bonds	6.75%	12/01/2052	4,385	4,501,656
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(d)	5.70%	12/01/2051	27,543	26,680,337
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	800,903
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,441,000
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,916,680
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	534,761
Water Valley Metropolitan District No. 3;
Series 2024 A, GO Bonds	5.25%	12/01/2054	600	609,280
Series 2024 B, GO Bonds	6.25%	12/15/2054	829	839,943
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,122,253
Waterstone Metropolitan District No. 1; Series 2020 A, GO Bonds	6.00%	12/01/2049	15,680	15,878,531
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,915,135
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(d)	6.50%	12/01/2050	1,500	1,570,842
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	2,000	2,039,642
Westerly Metropolitan District No. 4;
Series 2021 A-2, GO Bonds(k)	5.20%	12/01/2050	1,000	906,413
Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	3,955,914
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(d)	6.50%	10/15/2054	$500	$503,923
Windler Public Improvement Authority;
Series 2021 A-2, RB(k)	4.13%	12/01/2031	1,500	1,253,941
Series 2021 A-2, RB(k)	4.50%	12/01/2041	1,130	828,782
Series 2021 A-2, RB(k)	4.63%	12/01/2051	12,435	8,237,878
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(d)	5.13%	12/01/2050	2,700	2,391,348
				846,157,700
Connecticut–0.18%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2039	1,100	1,103,668
Series 2025 A, RB(d)	12.00%	09/01/2030	2,250	2,279,726
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	5,670	5,500,326
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(f)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,348,221
				14,184,141
Delaware–0.19%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,250,540
Series 2016 A, RB	5.00%	06/01/2051	1,100	1,087,972
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(d)	5.13%	07/01/2038	7,976	8,001,218
Series 2018, Ref. RB(d)	5.25%	07/01/2048	4,094	4,073,983
				14,413,713
District of Columbia–0.72%
District of Columbia; Series 2023 A, RB	5.25%	05/01/2048	11,500	12,567,593
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,383,551
Series 2017 A, RB	5.00%	07/01/2052	9,485	9,163,449
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	2,115,643
District of Columbia (Union Market); Series 2024, RB(d)(k)	6.25%	06/01/2041	3,000	1,843,681
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	915	944,536
Series 2006 C, RB(g)	0.00%	06/15/2055	60,320	6,526,051
Metropolitan Washington Airports Authority;
Series 2018 A, Ref. RB(b)	5.00%	10/01/2043	2,820	2,885,009
Series 2021 A, Ref. RB(b)	5.00%	10/01/2046	5,000	5,158,631
Series 2022, Ref. RB (INS - AGM)(i)	4.00%	10/01/2052	4,365	4,105,777
Series 2023 A, Ref. RB(b)(e)(j)	5.25%	10/01/2048	7,710	8,114,444
Series 2023 A, Ref. RB(b)	4.50%	10/01/2053	1,250	1,246,340
				56,054,705
Florida–10.00%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $890,401)(c)(l)	5.63%	11/15/2029	1,000	650,000
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $3,437,500)(c)(l)	6.00%	11/15/2029	4,000	2,600,000
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $2,778,252)(c)(l)	6.00%	11/15/2034	3,305	2,148,250
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $19,992,661)(c)(l)	6.25%	11/15/2044	22,145	14,394,250
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $4,772,051)(c)(l)	6.38%	11/15/2049	5,130	3,334,500
Series 2014, RB (Acquired 09/15/2020; Cost $2,236,682)(c)(l)	5.00%	12/31/2079	2,320	1,508,000
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	12,736,488
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)(d)	5.00%	11/15/2061	40,750	28,822,666
Babcock Ranch Community Independent Special District; Series 2024, RB(d)	5.25%	05/01/2055	1,000	1,005,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	$1,775	$1,819,602
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,413,904
Brevard (County of), FL Health Facilities Authority; Series 2022, RB(e)(j)	5.00%	04/01/2052	10,000	10,422,849
Broward (County of), FL; Series 2022, RB(e)	5.50%	01/01/2055	10,000	10,821,698
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	715	715,318
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	4,800	4,486,396
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(d)	4.00%	06/15/2051	2,220	1,755,691
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $2,738,763)(c)(l)	4.00%	07/01/2038	2,750	825,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $987,550)(c)(l)	4.00%	07/01/2043	1,000	300,000
Series 2018 A-1, RB (Acquired 08/07/2019; Cost $6,037,259)(c)(l)	5.00%	07/01/2048	5,660	1,698,000
Series 2018 A-1, RB (Acquired 06/15/2018; Cost $1,958,274)(c)(l)	4.13%	07/01/2053	2,000	600,000
Series 2018 B, RB (Acquired 06/15/2018; Cost $511,723)(c)(l)	5.00%	07/01/2043	500	8,750
Series 2018 B, RB (Acquired 06/15/2018-02/05/2019; Cost $1,100,398)(c)(l)	5.00%	07/01/2053	1,100	19,250
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(d)	5.00%	06/01/2056	520	475,655
Series 2021, RB(d)	5.00%	06/01/2056	900	823,249
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,235	4,562,797
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(d)	5.00%	07/01/2037	1,000	878,316
Series 2017, Ref. RB(d)	5.00%	07/01/2046	600	464,710
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB(c)(d)	6.75%	01/12/2035	5,405	1,351,250
Series 2015, RB(c)(d)	7.00%	12/01/2045	2,000	500,000
Series 2015, RB(c)(d)	7.13%	12/01/2050	1,000	250,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(d)	5.25%	12/01/2043	21,350	21,534,445
Series 2018 A, RB(d)	5.25%	12/01/2058	16,600	16,610,275
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(d)(g)	0.00%	01/01/2061	12,160	951,601
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(d)	5.25%	06/01/2054	2,500	2,504,609
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.63%	06/15/2054	12,000	12,398,593
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(d)	5.25%	07/01/2054	2,735	2,655,551
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(d)	6.50%	12/15/2053	1,815	1,839,151
Series 2023, RB(d)	6.50%	12/15/2058	3,100	3,133,903
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,352,950
Series 2024, RB	5.13%	12/15/2059	3,200	3,116,625
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(b)(d)	5.00%	10/01/2049	2,420	2,424,567
Series 2021, RB(b)(d)	4.00%	10/01/2041	4,500	4,182,683
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB(c)(d)	8.13%	05/15/2044	4,974	497
Series 2014 A, RB(c)(d)	8.25%	05/15/2049	33,235	3,324
Series 2015 A, RB(c)(d)	5.50%	05/15/2025	260	26
Series 2015 A, RB(c)(d)	6.25%	05/15/2035	659	66
Series 2015 A, RB(c)(d)	6.50%	05/15/2049	2,259	226
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,896,532
Series 2020, Ref. RB (INS - AGM)(i)	3.00%	08/15/2050	13,685	10,117,066
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(e)	5.00%	07/01/2052	10,000	10,751,267
Florida Development Finance Corp.; Series 2023, RB(a)(b)(d)	6.13%	07/01/2026	1,400	1,431,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)	12.00%	07/15/2028	$13,875	$14,849,905
Series 2024, Ref. RB(b)	5.00%	07/01/2034	5,715	5,953,470
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.00%	07/01/2044	5,000	5,149,111
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2047	12,000	12,544,717
Series 2024, Ref. RB(b)	5.25%	07/01/2047	12,885	13,163,339
Series 2024, Ref. RB (INS - AGM)(b)(i)	5.25%	07/01/2053	25,500	26,607,921
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,000	10,287,339
Series 2025, RB(a)(b)(d)	8.25%	08/13/2025	39,000	40,421,917
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB(a)(b)(d)	10.00%	07/15/2028	10,600	10,980,481
Series 2024, Ref. RB(b)	5.00%	07/01/2037	7,875	8,048,371
Series 2024, Ref. RB(b)	5.00%	07/01/2038	2,000	2,042,314
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(d)	5.63%	08/15/2042	1,515	1,501,124
Series 2022, Ref. RB(d)	5.88%	08/15/2052	5,000	4,951,939
Series 2022, Ref. RB(d)	6.00%	08/15/2057	5,750	5,750,090
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(d)	4.38%	10/01/2031	5,000	5,061,013
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	3,815	3,817,638
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(d)(f)(g)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(d)	6.38%	05/15/2037	2,705	2,510,222
Series 2017, Ref. RB(d)(f)	6.38%	05/15/2037	1,265	126,500
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(d)	6.25%	06/15/2028	2,000	2,006,536
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(d)	6.13%	06/15/2046	14,035	14,059,838
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,974,270
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,145	1,130,792
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,867,510)(c)(l)	6.25%	04/01/2049	11,231	786,150
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(e)	5.50%	11/15/2054	30,000	33,274,008
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,847,401
Jacksonville (City of), FL (Brooks Rehabilitation); Series 2020, Ref. RB	5.00%	11/01/2050	10,005	10,111,474
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	780	780,881
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,000	9,078,848
Series 2020 A, Ref. RB	5.75%	08/15/2055	6,000	6,027,856
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	2,250	2,249,994
Series 2018 A, RB(d)	5.75%	07/15/2053	2,030	2,041,400
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	585	591,996
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(d)	5.50%	07/01/2026	6,195	6,186,990
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(d)	5.50%	06/15/2032	1,785	1,786,180
Series 2012, IDR(d)	5.75%	06/15/2042	3,210	3,210,808
Miami-Dade (County of), FL;
Series 2009, RB(g)	0.00%	10/01/2035	12,000	8,188,920
Series 2009, RB(g)	0.00%	10/01/2042	42,215	19,838,614
Series 2017 B, Ref. RB(b)(e)(j)	5.00%	10/01/2040	8,900	9,069,054
Series 2021, RB (INS - AGM)(i)	3.00%	10/01/2051	12,000	9,640,812
Series 2022 A, RB(e)	5.00%	04/01/2052	15,720	16,482,481
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	19,250	19,907,172
Series 2022, RB(e)	5.00%	07/01/2052	10,000	10,522,545
Series 2024 A, RB	5.25%	10/01/2054	17,000	18,505,539
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(i)	4.00%	10/01/2045	9,000	8,408,812
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	600	601,078
Series 2024, RB	4.55%	05/01/2044	600	595,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	$17,245	$15,595,283
Series 2025, Ref. RB	4.50%	10/01/2056	4,750	4,734,565
Series 2025, Ref. RB	5.25%	10/01/2056	20,000	21,347,494
Orange (County of), FL Health Facilities Authority (Presbyterian Retirement Communities Obligated Group); Series 2024, Ref. RB	5.00%	08/01/2054	3,450	3,534,539
Orange (County of), FL Housing Finance Authority (Alhambra Trace Apartments); Series 1998 C, RB	7.00%	04/01/2028	605	605,352
Orange (County of), FL Housing Finance Authority (Governors Manor Apartments); Series 2001 F-4, RB	7.25%	10/01/2031	1,960	1,962,825
Orange (County of), FL Housing Finance Authority (Lake Davis Apartments); Series 2001 F-1, RB	7.25%	10/01/2031	409	410,221
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase I); Series 2001 F-2, RB	7.25%	10/01/2031	95	95,137
Orange (County of), FL Housing Finance Authority (Lake Jennie Phase II); Series 2001 F-3, RB	7.25%	10/01/2031	410	410,591
Orange (County of), FL Housing Finance Authority (Mellonville Trace Apartments); Series 2001 F-5, RB	7.25%	10/01/2031	160	160,231
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(b)(c)(d)(l)	5.88%	01/01/2033	6,660	5,328,000
Reunion East Community Development District;
Series 2002 A-2, RB(c)(f)	7.38%	05/01/2033	145	1
Series 2005, RB(c)(f)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	36,680	33,850,707
Seminole (County of), FL; Series 2022, RB(e)	5.00%	10/01/2052	10,000	10,535,218
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,307,522
St. Johns (County of), FL; Series 2022, RB(e)	5.00%	06/01/2047	14,865	15,964,487
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGM)(i)	4.00%	07/01/2053	19,835	18,839,604
Sterling Hill Community Development District; Series 2003 A, RB(f)(m)	6.20%	05/01/2035	1,375	632,351
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,933,102
Series 2016, RB	5.00%	12/01/2055	1,020	981,359
Tampa Bay (City of), FL Water; Series 2001 A, RB (INS - NATL)(e)(h)	6.00%	10/01/2029	13,440	15,052,725
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	866,500
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2044	1,000	1,036,652
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(d)	5.50%	01/01/2055	1,000	1,024,585
				776,180,012
Georgia–1.28%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	9,845	9,866,706
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	13,000	11,307,093
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2049	10,150	9,695,741
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(d)	6.00%	06/15/2043	975	1,000,817
Series 2023, RB(d)	6.40%	06/15/2053	1,850	1,895,752
Series 2023, RB(d)	6.38%	06/15/2058	1,250	1,272,849
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	7,064,391
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,596,740
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	13,838,445
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.);
Series 2021 A, RB	4.00%	02/15/2051	2,630	2,437,249
Series 2021, RB	4.00%	02/15/2046	6,200	5,865,470
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(d)	5.00%	01/01/2054	6,000	5,838,114
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,094,980
Main Street Natural Gas, Inc.; Series 2022 C, RB(a)(d)	4.00%	11/01/2027	10,000	9,945,364
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(d)	5.00%	11/01/2047	4,480	4,280,575
				99,000,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.21%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group); Series 2024, RB	5.50%	07/01/2052	$15,000	$16,224,888
Idaho–0.55%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(d)	5.50%	09/01/2053	2,000	2,034,206
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,707,890
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	929,778
Series 2014, RB	4.50%	10/01/2050	7,030	5,993,279
Series 2014, RB	4.55%	10/01/2056	19,500	16,332,908
Series 2021, Ref. RB	8.00%	10/01/2028	3,450	3,412,462
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(d)	4.00%	05/01/2057	1,705	1,298,342
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(d)(g)	0.00%	07/01/2049	9,112	1,740,470
				42,449,335
Illinois–5.30%
Bolingbrook (Village of), IL; Series 2005, RB(f)	6.00%	01/01/2026	4,500	3,195,000
Burbank (City of), IL (Intercultural Montessori Language School); Series 2015, RB(d)	6.25%	09/01/2045	4,000	4,004,389
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds(e)(j)	6.00%	01/01/2038	64,150	66,095,528
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(f)	7.46%	02/15/2026	1,262	883,156
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(e)(j)	5.00%	01/01/2048	14,000	14,392,624
Series 2022 A, RB(b)	5.50%	01/01/2055	3,495	3,697,409
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	12,280	12,169,995
Series 2015 C, GO Bonds	5.25%	12/01/2039	28,060	28,060,062
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	3,340	3,387,373
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,832,159
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,712,407
Series 2023 A, GO Bonds	5.88%	12/01/2047	3,000	3,228,629
Series 2023 A, GO Bonds	6.00%	12/01/2049	12,500	13,525,459
Series 2023, RB	5.75%	04/01/2048	3,500	3,774,612
Chicago (City of), IL Transit Authority; Series 2017, RB	5.00%	12/01/2051	5,085	5,123,746
Evanston (City of), IL (Roycemore School); Series 2021, RB(d)	4.63%	04/01/2051	1,250	967,399
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	10,350	10,848,518
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,430,278
Series 2024 B, GO Bonds	5.25%	05/01/2047	2,500	2,663,525
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	4,020	4,025,373
Illinois (State of) Finance Authority; Series 2023, RB(a)(b)(d)	7.38%	09/01/2033	10,000	11,682,305
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	5.63%	08/01/2053	500	528,849
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(d)	6.00%	12/01/2045	3,715	3,736,644
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,000	1,800,000
Series 2019 A, Ref. RB	5.00%	11/01/2040	20,210	12,126,000
Series 2019 A, Ref. RB	5.00%	11/01/2049	27,085	16,251,000
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB	5.25%	05/15/2037	6,795	6,537,647
Series 2017, Ref. RB	5.25%	05/15/2048	12,770	11,385,423
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(e)(j)	5.00%	08/15/2051	25,000	26,154,795
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	13,000	13,021,970
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	65,399	37,487,715
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	700	700,300
Series 2014, Ref. RB	6.13%	02/01/2045	1,145	1,145,325
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	967,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	$985	$999,588
Series 2017, Ref. RB	5.25%	02/15/2037	2,365	2,400,203
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	7,495	7,544,656
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,763,844
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(d)	5.45%	01/01/2046	5,000	5,005,918
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(g)	0.00%	12/15/2051	13,165	3,631,652
Series 2015 A, RB	5.00%	06/15/2053	4,000	4,011,645
Series 2017 A, RB (INS - AGM)(g)(i)	0.00%	12/15/2056	5,000	1,130,122
Series 2017 B, Ref. RB(g)	0.00%	12/15/2054	5,000	1,191,927
Series 2017, RB	5.00%	06/15/2057	11,000	11,126,122
Malta (Village of), IL (Prairie Springs); Series 2006, RB(f)	5.75%	12/30/2025	1,800	414,000
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,200,807
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,936,264
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(f)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(b)	5.75%	08/01/2042	1,945	1,947,005
St. Charles (City of), IL Special Service Area No. 21; Series 1998, RB	6.63%	03/01/2028	130	130,000
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(g)	0.00%	12/31/2038	1,915	1,626,679
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,840	1,840,377
				411,061,429
Indiana–0.32%
Indiana (State of) Finance Authority (Indiana University Health); Series 2019 A, RB(e)(j)	4.00%	12/01/2049	13,000	12,133,213
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(d)	5.90%	07/01/2038	1,000	1,001,244
Series 2018 A, Ref. RB(d)	6.00%	07/01/2048	2,750	2,751,900
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,534,212
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,146,085
				24,566,654
Iowa–1.21%
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.75%	07/01/2049	5,220	5,327,130
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2022, Ref. RB(a)(h)	5.00%	12/01/2032	7,700	8,886,732
Series 2022, Ref. RB(a)(h)	5.00%	12/01/2032	7,200	8,309,671
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,394,311
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(d)	6.00%	11/01/2042	6,000	6,047,914
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2065	370,750	62,084,609
				94,050,367
Kansas–0.18%
Olathe (City of), KS (West Village Center); Series 2007, RB	5.50%	09/01/2026	895	895,000
Roeland Park (City of), KS (TDD No. 1);
Series 2005, RB(f)(m)	5.75%	12/01/2025	116	82,581
Series 2006 A, RB(f)(m)	5.88%	12/01/2025	219	155,221
Roeland Park (City of), KS (TDD No. 2); Series 2006 B, RB(f)(m)	5.88%	12/01/2025	18	17,813
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,009,571
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,732,931
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	10,000	10,183,151
				14,076,268
Kentucky–0.73%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	11,895	12,007,679
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,541,005
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,602,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	$2,300	$1,964,083
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,525,726
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,079,418
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,139,924
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	3,825,211
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,469,944
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,777,983
Series 2013 C, RB	6.88%	07/01/2046	7,000	8,098,715
				57,032,474
Louisiana–1.24%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	2,425	2,488,583
Lafayette (Parish of), LA School Board; Series 2023, RB	4.00%	04/01/2048	8,500	8,478,924
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,260,339
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,146,195
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,744,728
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(d)	3.88%	11/01/2045	5,455	5,022,923
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(d)	5.65%	11/01/2037	3,075	3,257,494
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(d)	3.95%	11/01/2043	3,712	3,492,748
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(d)	5.38%	11/01/2038	445	464,018
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(d)	4.40%	11/01/2044	3,175	3,183,782
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(d)	5.50%	11/01/2039	1,535	1,604,310
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(d)	4.63%	11/01/2038	1,460	1,491,484
Louisiana (State of) Public Facilities Authority (Encore Academy); Series 2021, RB (Acquired 11/03/2021; Cost $1,415,927)(c)(d)(l)	5.00%	06/01/2051	1,356	203,476
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2059	16,205	17,356,560
Series 2024, RB(b)	5.75%	09/01/2064	11,645	12,676,034
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(d)	6.50%	10/01/2028	4,500	4,855,363
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(d)	9.00%	12/01/2044	14,200	14,324,851
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(d)	6.35%	07/01/2040	3,000	3,301,873
				96,353,685
Maryland–0.23%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,535,200
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,930,439
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,101,255
				17,566,894
Massachusetts–1.86%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,752,871
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(e)(i)	5.50%	08/01/2030	32,040	36,017,176
Series 2023, GO Bonds(e)	5.00%	05/01/2053	10,020	10,607,427
Series 2024, GO Bonds(e)	5.00%	01/01/2054	25,000	26,548,788
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,928,072
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	$8,165	$8,166,883
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2016 A, RB	5.25%	01/01/2042	7,000	7,087,365
Series 2016 A, RB	5.00%	01/01/2047	2,500	2,511,737
Series 2018, RB	5.00%	01/01/2043	1,515	1,534,920
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(e)	5.50%	07/01/2032	5,015	5,979,125
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(d)	5.00%	10/01/2057	10,210	10,212,255
Massachusetts (Commonwealth of) Transportation Fund;
Series 2022 A, RB(e)	5.00%	06/01/2050	15,000	15,793,658
Series 2022 B, RB(e)	5.00%	06/01/2052	15,000	15,858,653
				143,998,930
Michigan–1.33%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,575	2,565,074
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,324,886
Detroit (City of), MI; Series 2014 B-1, GO Bonds	4.00%	04/01/2044	10,510	8,538,752
Grand Blanc Academy; Series 2000, COP	7.75%	02/01/2030	1,020	990,273
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	1,970	2,004,582
Series 2023, RB	6.00%	01/01/2054	3,885	3,924,346
Series 2023, RB	6.25%	01/01/2059	2,755	2,799,107
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(d)	5.00%	08/15/2041	1,235	1,143,109
Series 2021, Ref. RB(d)	5.00%	08/15/2051	1,510	1,307,581
Michigan (State of); Series 2024, RB(e)	5.50%	11/15/2049	15,000	16,728,059
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2065	82,350	9,684,418
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,158,138
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	13,792,198
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(d)	6.25%	07/01/2029	2,430	2,407,438
Michigan (State of) Housing Development Authority;
Series 2022, RB(e)(j)	5.10%	12/01/2037	10,000	10,739,306
Series 2022, RB(e)(j)	5.20%	12/01/2040	4,425	4,606,207
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	6,095	5,056,339
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(d)	5.00%	08/15/2051	2,000	1,731,895
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(b)	4.00%	10/01/2026	500	501,056
Michigan Strategic Fund;
Series 2016, RB	5.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,587,275
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
				102,891,709
Minnesota–1.16%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,703,992
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	1,018,996
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015, RB	5.50%	07/01/2035	1,490	1,420,682
Series 2015, RB	5.50%	07/01/2040	2,250	2,068,052
Series 2015, RB	5.75%	07/01/2046	2,800	2,529,256
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.13%	06/15/2054	4,420	4,319,162
Carlton (City of), MN (Inter-Faith Care Center); Series 2006, Ref. RB(c)	5.70%	04/01/2036	2,000	1,024,000
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(d)	3.55%	04/01/2039	5,000	4,218,870
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	$3,000	$3,028,931
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,758,204
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	6,500	6,501,034
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	14,870	15,840,964
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,005,494
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(c)(d)(l)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.50%	03/01/2029	355	355,188
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,590,142
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,011,435
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,594,909
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	2,923,002
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,964,395
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	1,185	1,030,254
Series 2018, Ref. RB	5.00%	10/01/2043	1,000	882,557
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,205,006
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	2,809,513
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	3,745,916
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	3,840,598
Series 2018 B, Ref. RB	6.75%	12/01/2025	230	222,891
				90,191,337
Mississippi–0.09%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(d)	4.55%	11/01/2039	1,745	1,770,415
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(d)	3.63%	11/01/2036	870	830,809
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	4,540	4,539,844
				7,141,068
Missouri–0.98%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(f)	5.50%	04/01/2027	5,299	1,748,570
Dardenne Town Square Transportation Development District; Series 2006 A, RB(f)(m)	5.00%	05/01/2036	5,190	1,764,600
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(f)(m)	5.75%	12/01/2028	1,250	500,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(d)	5.25%	12/01/2048	6,415	6,427,989
Series 2019 B, RB(d)	7.75%	12/15/2048	3,853	3,788,429
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(d)	5.00%	06/01/2054	1,250	1,231,442
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2020, RB(b)	4.00%	03/01/2045	4,540	4,280,385
Series 2020, RB (INS - AGM)(b)(i)	4.00%	03/01/2057	750	686,249
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(b)	6.45%	05/01/2040	1,635	1,634,814
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,251,621
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,000	955,140
Series 2017 A, Ref. RB	5.25%	05/15/2050	13,750	12,473,662
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	282,335
Series 2024 A, Ref. RB	5.63%	08/15/2054	610	637,908
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(d)	6.00%	06/01/2046	6,170	5,825,148
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	$255	$255,264
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(e)	5.13%	05/01/2052	10,005	10,376,441
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(d)	4.25%	12/01/2042	4,870	4,542,686
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	5,720	5,734,920
Series 2018 A, RB	5.13%	09/01/2049	5,475	5,483,309
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,911,746
				75,792,658
Montana–0.10%
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	981,073
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,091,212
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group); Series 2018, RB	5.00%	06/01/2048	4,030	4,083,827
				8,156,112
Nebraska–0.14%
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	10,360	10,503,233
Nevada–0.36%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	495	491,744
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	614,068
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(a)(b)(h)	8.13%	03/04/2025	7,500	7,751,032
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(a)(b)(d)	9.50%	01/01/2033	3,000	3,017,995
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(b)(d)	6.25%	12/15/2037	786	79
Nevada System of Higher Education; Series 2020 A, COP	3.00%	07/01/2050	11,625	8,831,824
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(d)	5.75%	06/01/2042	345	358,756
Series 2022, RB(d)	6.00%	06/01/2052	1,770	1,835,733
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(d)(g)	0.00%	07/01/2058	25,500	3,837,217
Series 2018 D, Ref. RB(d)(g)	0.00%	07/01/2058	13,000	1,432,788
				28,171,236
New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(b)(d)	4.88%	11/01/2042	7,500	7,259,594
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(d)(g)	0.00%	12/15/2033	10,985	6,460,671
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(d)(g)	0.00%	12/01/2031	27,000	18,276,683
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,966	9,606,487
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(d)(g)	0.00%	04/01/2032	4,000	2,601,991
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	35,000	18,961,288
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(d)	5.63%	12/15/2033	5,210	5,339,715
Series 2024, RB(d)	6.25%	12/15/2038	2,715	2,841,833
				71,348,262
New Jersey–2.38%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,524,925
Series 2022, RB	6.00%	06/15/2062	4,300	4,556,625
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	$40,360	$40,406,559
Series 2000 A, RB(b)	5.63%	11/15/2030	20,000	20,027,700
Series 2012, RB(b)	5.75%	09/15/2027	27,600	27,641,938
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(d)	7.00%	08/01/2054	7,345	7,506,528
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 A, RB	6.00%	07/01/2032	1,515	1,517,334
Series 2012 A, RB	6.10%	07/01/2044	4,025	4,030,170
Series 2012 C, RB	5.00%	07/01/2032	1,145	1,145,709
Series 2012 C, RB	5.30%	07/01/2044	4,500	4,501,970
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(b)	5.38%	01/01/2043	3,500	3,502,497
Series 2013, RB(b)	5.63%	01/01/2052	10,750	10,757,814
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	4.70%	10/01/2050	6,000	6,048,063
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(g)	0.00%	12/15/2031	7,540	5,973,205
Series 2010 A, RB(g)	0.00%	12/15/2037	10,000	6,108,569
Series 2019, Ref. RB	5.00%	12/15/2039	6,300	6,696,114
Series 2023, RB(e)(j)	5.25%	06/15/2050	12,000	12,936,197
Series 2024 CC, RB	5.25%	06/15/2050	11,500	12,477,186
Series 2024 CC, RB	5.25%	06/15/2055	7,000	7,543,999
				184,903,102
New Mexico–0.09%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,231,302
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(d)	8.00%	05/01/2040	5,510	5,380,682
				6,611,984
New York–14.37%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,505	1,505,849
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(g)	0.00%	07/15/2034	14,345	10,050,804
Series 2009, RB(g)	0.00%	07/15/2044	23,805	9,897,771
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	1,018,073
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,341,082
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,299,375
Series 2017 A, RB	5.00%	08/01/2052	790	790,399
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(d)(n)	5.50%	12/31/2040	13,140	13,166,828
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,208,247
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(d)	4.00%	06/15/2041	1,310	1,184,220
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(d)	5.00%	06/15/2033	600	640,881
Series 2023, RB(d)	5.50%	06/15/2053	1,150	1,187,670
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	1,006,724
Metropolitan Transportation Authority (Green Bonds);
Series 2019 C, RB (INS - AGM)(i)	4.00%	11/15/2046	22,245	21,314,699
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	25,019,613
Series 2020 C-1, RB	5.00%	11/15/2050	14,000	14,395,619
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,399,009
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,253,281
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(d)	5.00%	07/01/2054	2,025	2,040,033
Series 2024, RB(d)	5.00%	07/01/2059	1,400	1,405,180
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	9,353,461
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	8,000	8,000,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/13/2007-02/28/2018; Cost $32,362,779)(c)(l)	5.00%	01/01/2058	$30,886	$2,837,279
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $14,980,000)(c)(d)(l)	9.00%	01/01/2041	14,980	14,980,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	9,636,962
Series 2006 A-3, RB	5.13%	06/01/2046	64,730	57,574,409
Series 2006 B, RB(g)	0.00%	06/01/2046	105,990	31,461,287
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,502,349
New York (City of), NY; Subseries 2023 B-1, GO Bonds(e)	5.25%	10/01/2047	10,000	10,759,471
New York (City of), NY Municipal Water Finance Authority;
Subseries 2022 CC-1, RB(e)	5.00%	06/15/2052	21,210	22,350,209
Subseries 2023 AA-3, RB(e)	5.00%	06/15/2047	10,000	10,663,519
Subseries 2024 AA-1, RB	5.25%	06/15/2053	4,500	4,868,623
New York (City of), NY Transitional Finance Authority;
Series 2022, RB(e)	5.25%	11/01/2048	12,500	13,445,624
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,258,619
Series 2024, RB	5.25%	05/01/2051	21,670	23,537,529
Subseries 2019 S1B, RB	3.00%	07/15/2049	5,000	3,915,200
Subseries 2022 C-1, RB(e)	4.00%	02/01/2047	11,000	10,683,489
New York (State of) Dormitory Authority; Series 2018 E, RB(e)	5.00%	03/15/2046	35,050	36,254,553
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGM)(i)	3.00%	09/01/2050	14,775	11,134,594
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	20,000	21,558,952
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,350	1,411,829
Series 2024, RB (INS - AGC)(i)	5.50%	10/01/2054	2,150	2,343,012
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2053	15,000	14,166,431
Series 2021 A-1, RB(e)	4.00%	03/15/2054	10,000	9,595,589
Series 2021 A-1, RB(e)	4.00%	03/15/2059	30,000	28,454,715
New York (State of) Thruway Authority (Green Bonds);
Series 2022 C, RB(e)	4.13%	03/15/2056	5,000	4,801,745
Series 2022 C, RB(e)	4.13%	03/15/2057	15,000	14,371,328
New York City Housing Development Corp. (Green Bonds);
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.85%	11/01/2052	3,000	3,042,819
Series 2022 F-1, RB (CEP - Federal Housing Administration)	4.90%	11/01/2057	3,000	3,068,354
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(g)	0.00%	11/15/2049	13,390	4,146,737
New York Counties Tobacco Trust IV;
Series 2005 F, RB(g)	0.00%	06/01/2060	50,000	3,214,465
Series 2010 A, RB(d)	6.25%	06/01/2041	6,100	6,071,435
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(g)	0.00%	06/01/2050	45,500	7,394,942
Series 2005 S-3, RB(g)	0.00%	06/01/2055	268,000	24,135,464
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(d)	7.25%	11/15/2044	46,500	46,555,647
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	7,199,381
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(i)	3.00%	11/15/2051	10,000	7,653,103
New York State Dormitory Authority; Series 2024, RB(e)	5.50%	07/01/2054	41,000	45,804,806
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	1,805	1,807,169
Series 2016, Ref. RB(b)	5.00%	08/01/2031	3,775	3,779,517
Series 2020, Ref. RB(b)	5.25%	08/01/2031	6,790	7,131,879
Series 2020, Ref. RB(b)	5.38%	08/01/2036	11,505	12,037,569
Series 2021, Ref. RB(b)	3.00%	08/01/2031	3,500	3,317,788
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2028	10,650	11,074,310
Series 2020, RB(b)	5.00%	10/01/2040	16,450	17,003,743
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	$23,270	$25,086,566
Series 2023, RB(b)	5.38%	06/30/2060	21,730	22,500,100
Series 2024, RB(b)	5.50%	06/30/2054	20,000	21,198,236
Series 2024, RB (INS - AGM)(b)(i)	5.25%	06/30/2060	17,500	18,378,175
Series 2024, RB(b)	5.50%	06/30/2060	2,500	2,632,947
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	3,420	3,419,969
Series 2016 A, RB(b)	5.25%	01/01/2050	13,695	13,694,838
Series 2023, RB(b)	5.63%	04/01/2040	19,500	20,911,394
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB (INS - AGM)(b)(i)	4.00%	12/01/2042	5,000	4,829,642
Series 2024, Ref. RB (INS - AGC)(b)(i)(k)	5.00%	12/31/2054	2,250	1,465,783
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB(b)	5.50%	12/31/2054	10,000	10,676,969
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,623,937
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(b)(d)	4.75%	11/01/2042	2,390	2,279,024
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(d)(g)	0.00%	08/15/2060	368,350	25,952,357
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	9,096,507
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(c)	5.00%	07/01/2027	1,985	496,250
Series 2013 A, RB(c)	5.00%	07/01/2038	5,700	1,425,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 C, RB (INS - AGM)(i)	3.00%	11/15/2047	12,665	10,133,185
Series 2021 A, RB	4.00%	11/15/2056	10,000	9,288,154
Series 2022 A, RB(e)	5.00%	05/15/2057	11,490	12,121,643
Series 2022, RB	5.25%	05/15/2062	20,000	21,301,468
Series 2024 A-1, RB(e)(j)	5.25%	05/15/2059	20,000	21,549,484
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,879,386
Series 2016 B, Ref. RB	5.00%	06/01/2048	29,805	28,272,346
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(b)(d)	7.00%	06/01/2046	51,990	54,444,495
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	395
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	8,720,624
				1,114,864,559
North Carolina–0.08%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	1,485	1,476,543
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,638,331
				6,114,874
North Dakota–0.32%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,262,009
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	10,200,296
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,525,515
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024, RB	4.75%	01/01/2052	4,540	4,559,619
				24,547,439
Ohio–3.60%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	8,307,807
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	79,835	73,100,135
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	86,730	9,287,630
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(d)	5.88%	01/01/2049	1,350	1,354,446
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	4,190	4,195,004
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	$2,685	$2,714,034
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.50%	01/01/2055	13,200	14,163,315
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	5,000	5,075,578
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	807,470
Series 2024, RB	5.00%	12/01/2060	850	855,138
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,017,467
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	7,226,767
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,398,695
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2053	15,450	16,135,798
Series 2024, Ref. RB	5.00%	12/01/2063	5,280	5,457,688
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	4,435	4,526,810
Series 2024, RB	5.00%	05/15/2059	2,040	2,074,611
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,855	2,050,539
Hamilton (County of), OH (UC Health);
Series 2014, RB	5.00%	02/01/2044	1,275	1,275,010
Series 2020, RB(e)(j)	4.00%	09/15/2050	15,000	12,750,125
Series 2020, RB	4.00%	09/15/2050	4,100	3,485,034
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,966,040
Montgomery (County of), OH (Premier Health Partners Obligated Group);
Series 2019 A, RB(e)(j)	4.00%	11/15/2045	11,825	10,620,191
Series 2019 A, Ref. RB	4.00%	11/15/2042	4,955	4,628,475
Series 2019 A, Ref. RB	4.00%	11/15/2045	2,420	2,173,434
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,751,807)(c)(d)(l)	6.00%	04/01/2038	5,840	408,821
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $947,485)(c)(d)(l)	6.25%	04/01/2049	1,699	118,935
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	26,930	26,583,871
Series 2013, RB	5.00%	02/15/2048	14,250	13,958,117
Ohio (State of) (Portsmouth Bypass);
Series 2015, RB(b)	5.00%	12/31/2039	2,750	2,758,897
Series 2015, RB(b)	5.00%	06/30/2053	1,685	1,688,866
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(d)	5.00%	07/01/2049	4,900	4,647,475
Ohio (State of) Higher Educational Facility Commission (Xavier University);
Series 2024, Ref. RB	5.25%	05/01/2049	1,535	1,618,578
Series 2024, Ref. RB	5.25%	05/01/2054	1,260	1,315,180
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(d)	6.00%	01/01/2045	2,000	2,034,956
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGM)(e)(i)	5.50%	11/01/2059	10,000	10,622,961
Ohio State University (The) (Multiyear Debt Issuance Program II) (Green Bonds); Series 2021 A, RB(e)	4.00%	12/01/2048	10,000	9,694,567
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	5,000,045
				279,098,510
Oklahoma–1.27%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,785	2,688,742
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(d)	6.25%	06/15/2054	2,125	2,204,165
Series 2024, RB(d)	6.50%	06/15/2064	3,600	3,768,538
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,700,799
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(c)	6.88%	11/01/2046	2,469	8,518
Series 2016 A, RB(c)	6.63%	11/30/2049	1,164	4,018
Series 2016 A, RB(c)	7.00%	11/01/2051	2,429	8,380
Series 2016 B-1, RB(c)	5.25%	11/30/2049	1,664	5,740
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(b)	5.50%	06/01/2035	$18,625	$18,659,808
Series 2001 B, Ref. RB(b)	5.50%	12/01/2035	15,000	15,027,610
Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	47,625	47,712,663
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	6,500	6,520,046
				98,309,027
Oregon–0.59%
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	5,000	5,012,276
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	15,333,201
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,519,816
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2048	10,000	10,834,086
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2053	10,000	2,432,048
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	1,835	1,683,723
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,425	1,307,523
Series 2021 A, Ref. RB	5.00%	11/15/2051	1,600	1,432,425
				45,555,098
Pennsylvania–2.32%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	10,000	10,172,787
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	3,000	3,166,147
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(d)	6.00%	05/01/2042	4,775	5,033,467
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(d)	6.00%	05/01/2042	1,350	1,416,988
Doylestown Hospital Authority (Doylestown Health); Series 2016, Ref. RB	5.00%	07/01/2046	7,910	7,942,717
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,753,935
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,662,141
Series 2019, RB	5.00%	12/01/2054	2,000	1,839,070
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,652	3,934,437
Series 2014 B, RB(k)	7.50%	02/01/2044	1,379	846,039
Series 2014 C, RB(c)(g)	0.00%	02/01/2044	4,122	34,173
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	4,000	4,005,235
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	11,000	11,344,323
Series 2022, RB (INS - AGM)(b)(i)	5.00%	12/31/2057	16,000	16,480,331
Series 2022, RB(b)	6.00%	06/30/2061	19,850	21,632,049
Series 2022, RB (INS - AGM)(b)(i)	5.75%	12/31/2062	13,000	14,044,279
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023-142A, Ref. RB	5.00%	10/01/2043	2,000	2,106,870
Series 2024-144A, RB	6.00%	10/01/2054	8,000	8,695,881
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	3,149,799
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	20,000	22,219,634
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,567,185
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,959,263
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,394
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	20,184,492
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	$6,120	$6,179,187
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,825,185
				180,226,008
Puerto Rico–6.41%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	20,120	20,225,125
Series 2002, RB	5.63%	05/15/2043	5,415	5,479,472
Series 2005 A, RB(g)	0.00%	05/15/2050	473,480	94,437,148
Series 2008 B, RB(g)	0.00%	05/15/2057	784,260	48,693,292
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	5,303	3,762,027
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	13,387	13,431,694
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	23,863,380
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	17,476,244
Subseries 2022, RN(g)	0.00%	11/01/2043	21,536	13,567,805
Subseries 2022, RN(g)	0.00%	11/01/2051	46,956	30,051,706
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(c)	5.00%	07/01/2026	6,685	3,743,600
Series 2007 TT, RB(c)	5.00%	07/01/2027	2,350	1,316,000
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(c)(o)	3.74%	07/01/2025	4,250	2,380,000
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(c)(o)	3.95%	07/01/2031	2,050	1,148,000
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2030	15,785	15,774,075
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2032	9,305	9,335,667
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2033	4,380	4,395,515
Series 2007 VV, Ref. RB (INS - NATL)(i)	5.25%	07/01/2035	6,080	6,092,557
Series 2008 WW, RB(c)	5.25%	07/01/2033	2,200	1,232,000
Series 2010 AAA, RB(c)	5.25%	07/01/2025	840	470,400
Series 2010 AAA, RB(c)	5.25%	07/01/2031	1,350	756,000
Series 2010 CCC, RB(c)	5.00%	07/01/2025	325	182,000
Series 2010 CCC, RB(c)	5.00%	07/01/2028	960	537,600
Series 2010 CCC, RB(c)	5.25%	07/01/2028	7,600	4,256,000
Series 2010 EEE, RB(c)	6.05%	07/01/2032	895	501,200
Series 2010 XX, RB(c)	4.63%	07/01/2025	620	347,200
Series 2010 XX, RB(c)	5.25%	07/01/2026	385	215,600
Series 2010 XX, RB(c)	5.25%	07/01/2035	6,799	3,807,440
Series 2010 YY, RB(c)	6.13%	07/01/2040	1,200	672,000
Series 2010 ZZ, Ref. RB(c)	4.63%	07/01/2025	640	358,400
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2025	340	189,550
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2025	65	36,238
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2026	435	243,600
Series 2010 ZZ, Ref. RB(c)	5.25%	07/01/2026	875	490,000
Series 2010 ZZ, Ref. RB(c)	5.00%	07/01/2028	310	173,600
Series 2012 A, RB(c)	4.80%	07/01/2029	2,260	1,265,600
Series 2012 A, RB(c)	5.00%	07/01/2029	3,535	1,979,600
Series 2013 A, RB(c)	7.25%	07/01/2030	2,120	1,187,200
Series 2013 A, RB(c)	7.00%	07/01/2033	4,030	2,256,800
Series 2013 A, RB(c)	7.00%	07/01/2040	2,675	1,498,000
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-03/25/2024; Cost $2,046,766)(l)	6.63%	01/01/2027	1,733	1,715,943
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $15,972,060)(l)	6.63%	01/01/2028	13,222	13,054,886
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	$1,927	$1,661,601
Series 2018 A-1, RB(g)	0.00%	07/01/2031	2,484	1,993,582
Series 2018 A-1, RB(g)	0.00%	07/01/2033	10,296	7,626,913
Series 2018 A-1, RB(g)	0.00%	07/01/2046	55,515	18,710,682
Series 2018 A-1, RB(g)	0.00%	07/01/2051	149,221	37,188,201
Series 2018 A-1, RB	4.75%	07/01/2053	20,479	20,378,086
Series 2019 A-2, RB	4.33%	07/01/2040	34,274	34,188,408
Series 2019 A-2, RB	4.33%	07/01/2040	7,031	7,013,441
Series 2019 A-2, RB	4.54%	07/01/2053	314	312,221
Series 2019 A-2, RB	4.78%	07/01/2058	16,223	16,048,358
				497,721,657
Rhode Island–0.12%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group); Series 2024, RB	5.25%	05/15/2054	9,000	9,459,170
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	30,018
				9,489,188
South Carolina–0.96%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	6,850	7,292,671
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(d)	6.50%	06/15/2054	3,420	3,477,937
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(d)	5.75%	06/15/2049	2,000	1,914,000
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	889,553
Series 2013, RB	5.13%	05/01/2048	2,000	1,755,217
Series 2017, Ref. RB	5.00%	05/01/2042	250	224,960
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(d)	5.00%	06/15/2054	2,375	2,334,033
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,086,089
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	5,000	5,550,942
Series 2024, RB	5.50%	11/01/2049	5,000	5,548,234
Series 2024, RB	5.50%	11/01/2050	4,000	4,416,501
Series 2024, RB	5.50%	11/01/2054	5,000	5,493,615
South Carolina (State of) Public Service Authority; Series 2015 A, Ref. RB	5.00%	12/01/2050	4,800	4,806,372
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	7,365	7,933,457
Series 2024 B, Ref. RB	5.25%	12/01/2054	15,000	16,058,562
Spartanburg (City of), SC Regional Health Services District; Series 2017 A, Ref. RB	5.00%	04/15/2048	5,725	5,815,971
				74,598,114
Tennessee–1.23%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,952,085
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(i)	5.50%	07/01/2059	1,750	1,881,119
Series 2024 A-1, RB (INS - BAM)(i)	5.00%	07/01/2064	4,000	4,125,026
Series 2024 B-1, RB (INS - BAM)(i)	5.00%	07/01/2049	1,500	1,556,538
Series 2024 B-1, RB (INS - BAM)(i)	5.13%	07/01/2059	10,930	11,365,471
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	188,621
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	510,607
Metropolitan Nashville Airport Authority (The); Series 2022 B, RB(b)	5.50%	07/01/2052	1,000	1,065,147
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB(c)(d)	6.00%	04/01/2038	11,950	836,480
Series 2018 A, RB(c)(d)	6.25%	04/01/2049	15,585	1,090,938
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Shelby (County of), TN Health, Educational & Housing Facilities Board (Kirby Pines); Series 1997 A, RB	6.38%	11/15/2025	$300	$299,642
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(d)	5.50%	09/01/2047	15,000	13,359,921
Series 2016 A, Ref. RB(d)	5.00%	09/01/2031	750	704,211
Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	1,145	1,029,248
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	11/01/2052	30,000	31,798,905
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(e)	5.00%	11/01/2047	12,835	13,729,134
				95,493,093
Texas–8.31%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(d)	4.88%	06/15/2054	1,100	1,090,877
Series 2024, RB(d)	4.88%	06/15/2059	1,000	982,897
Series 2024, RB(d)	5.00%	06/15/2064	1,200	1,193,959
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(d)	5.75%	06/01/2043	1,500	1,548,896
Series 2024, RB(d)	6.00%	06/01/2053	1,250	1,284,526
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	970,752
Series 2024, RB	5.00%	08/15/2049	1,180	1,169,698
Series 2024, RB	5.00%	08/15/2054	1,330	1,303,299
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	6,293,457
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,335,874
Series 2022, RB(d)	6.38%	02/15/2052	4,000	4,070,470
Series 2022, RB(d)	6.50%	02/15/2057	6,000	6,126,833
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	653,523
Series 2021, RB	5.00%	08/15/2051	5,370	4,089,921
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(d)	6.00%	02/15/2043	3,825	3,945,485
Series 2023 A, RB(d)	6.13%	02/15/2053	5,000	5,119,775
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(d)	5.38%	12/31/2045	1,100	1,092,147
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(i)	4.00%	02/15/2048	12,640	12,302,279
Bonham Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,755	7,433,226
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 08/30/2021-04/12/2023; Cost $2,318,217)(b)(c)(d)(l)	9.00%	03/01/2039	2,185	1,748,000
Series 2019, RB (Acquired 11/13/2019-04/21/2021; Cost $10,451,769)(b)(c)(l)	7.00%	03/01/2039	10,325	8,260,000
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $3,597,433)(b)(c)(d)(l)	9.00%	03/01/2039	3,385	2,708,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(d)	3.63%	07/01/2026	11,900	11,185,849
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(d)	5.50%	09/01/2045	300	302,575
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015, RB	5.75%	08/15/2038	1,000	1,009,125
Series 2015, RB	5.75%	08/15/2045	8,000	8,054,418
Series 2018 D, RB	5.75%	08/15/2033	3,690	3,718,599
Series 2018 D, RB	6.00%	08/15/2038	12,250	12,345,352
Series 2018 D, RB	6.13%	08/15/2048	25,750	25,897,820
El Paso (City of), TX;
Series 2022 A, RB (INS - BAM)(i)	4.00%	03/01/2048	9,950	9,634,089
Series 2022, RB	5.00%	03/01/2049	9,000	10,036,204
Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	16,625	16,197,683
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	18,102,542
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2040	5,350	5,351,049
Series 2015, Ref. RB	5.00%	12/01/2045	9,230	9,135,009
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX; Series 2021, GO Bonds	4.00%	10/01/2036	$10	$10,305
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	5.25%	08/15/2054	20,000	21,716,732
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,296,983
Houston (City of), TX; Series 2015 B-1, RB(b)	5.00%	07/15/2035	3,000	3,003,645
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	13,745	13,125,931
Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(b)	6.63%	07/15/2038	14,000	14,132,919
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(b)	5.00%	07/01/2029	14,605	14,614,775
Series 2021 A, RB(b)	4.00%	07/01/2041	2,500	2,387,568
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	1,325	1,355,216
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	25,000	24,260,008
Little Elm Independent School District; Series 2023, GO Bonds	4.00%	08/15/2048	3,865	3,713,360
Magnolia Independent School District; Series 2023, GO Bonds(a)(h)	4.00%	08/15/2032	640	687,951
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(c)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	285	229,734
Series 2021 A-2, RB	7.50%	11/15/2036	2,390	1,983,227
Series 2021, RB	2.00%	11/15/2061	7,690	2,851,437
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	18,742,944
New Hope Cultural Education Facilities Finance Corp. (Forefront Living San Antonio - Bella Vida at LA Cantera)); Series 2023, RN(d)	12.00%	12/01/2028	14,000	17,363,021
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,793,675
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,245,879
Series 2016 A, RB	5.50%	11/15/2046	4,475	3,799,694
Series 2016 A, RB	5.50%	11/15/2052	850	696,583
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.88%	10/01/2057	500	509,577
Series 2022, RB	5.50%	10/01/2027	3,505	3,505,994
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	2,934,116
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,444,070
Series 2020, RB	5.25%	10/01/2055	2,105	1,994,974
Newark High Education Finance Corp. (A+ Charter Schools, Inc.);
Series 2015 A, RB(d)	5.50%	08/15/2035	845	849,849
Series 2015 A, RB(d)	5.75%	08/15/2045	2,015	2,022,468
Newark High Education Finance Corp. (Hughen Center, Inc.);
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	600	646,772
Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	523,189
North Texas Tollway Authority; Series 2011 B, RB(a)(g)(h)	0.00%	09/01/2031	15,500	8,018,077
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(d)	5.00%	01/01/2039	1,000	1,032,512
Series 2024, RB(b)(d)	5.25%	01/01/2054	2,000	2,056,642
San Antonio (City of), TX;
Series 2023 A, Ref. RB(e)	5.50%	02/01/2050	10,000	11,020,808
Series 2024 C, RB	5.50%	02/01/2049	5,000	5,573,884
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	7,137,360
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,867,408
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	3,000	3,008,659
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health);
Series 2022, RB(e)	5.00%	11/15/2051	15,000	15,777,938
Series 2024, VRD Ref. RB(p)	1.20%	11/15/2050	10,000	10,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	2,845	2,933,715
Series 2017, RB	6.75%	11/15/2047	13,125	13,584,993
Series 2017, RB	6.75%	11/15/2052	965	996,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,600,000)(c)(l)	5.75%	02/15/2029	$1,600	$880,000
Series 2009 A, RB (Acquired 12/10/2009-10/01/2020; Cost $12,866,093)(c)(l)	8.00%	02/15/2038	13,350	7,342,500
Series 2017 A, RB (Acquired 12/15/2016-09/17/2020; Cost $26,170,658)(c)(l)	6.38%	02/15/2048	26,895	14,792,250
Series 2017 A, RB (Acquired 12/15/2016-04/28/2020; Cost $24,814,254)(c)(l)	6.38%	02/15/2052	25,055	13,780,250
Series 2017, RB (Acquired 11/05/2019; Cost $9,547,686)(c)(l)	6.38%	02/15/2041	8,755	4,815,250
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	4,086,295
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,367,085
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	12,578,345
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,710,232
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	12,397,435
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,800	1,900,975
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2046	1,760	623,579
Series 2019, RB(g)	0.00%	08/01/2047	2,625	880,399
Series 2019, RB(g)	0.00%	08/01/2048	2,775	883,493
Series 2019, RB(g)	0.00%	08/01/2049	2,605	785,242
Series 2019, RB(g)	0.00%	08/01/2050	3,740	1,064,356
Series 2019, RB(g)	0.00%	08/01/2051	6,000	1,614,107
Series 2019, RB(g)	0.00%	08/01/2053	1,000	240,665
Texas (State of) Water Development Board;
Series 2022, RB(e)	4.80%	10/15/2052	33,000	34,279,671
Series 2022, RB(e)	5.00%	10/15/2057	3,500	3,706,670
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,537,332
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(b)	5.50%	12/31/2058	12,420	13,349,435
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,007
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	8,233,556
Waller Consolidated Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,000	9,522,208
Walnut Creek Special Utility District; Series 2023, RB (INS - AGM)(i)	4.75%	01/10/2054	2,800	2,863,396
				644,917,953
Utah–1.44%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(d)	9.75%	03/15/2053	2,065	2,096,970
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(d)	4.00%	03/01/2051	3,900	3,260,900
Series 2021 B, GO Bonds(d)	7.38%	09/15/2051	5,500	4,866,855
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(d)	9.00%	03/15/2053	1,239	1,245,847
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(d)	5.63%	12/01/2053	2,800	2,762,706
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(d)	6.63%	03/01/2054	2,375	2,449,059
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(d)	5.63%	12/01/2043	4,946	5,043,656
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(d)	5.13%	03/01/2051	3,280	2,654,895
Series 2022 B, GO Bonds(d)	8.00%	03/15/2051	579	497,501
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(d)	4.50%	08/01/2040	1,205	1,177,343
Series 2020 A, RB(d)	5.00%	08/01/2050	6,500	6,501,118
Series 2024-1, RB(d)	5.13%	06/15/2054	2,250	2,250,767
Series 2024-2, RB(d)	5.75%	06/15/2044	1,000	1,037,860
Series 2024-2, RB(d)	6.00%	06/15/2054	2,250	2,356,281
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(d)	6.50%	03/01/2055	2,000	2,005,292
Series 2024 A-2, GO Bonds(k)	7.00%	03/01/2055	1,060	658,497
Series 2024 B, GO Bonds(d)	9.00%	03/15/2055	1,000	1,003,121
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(d)	6.38%	03/01/2055	1,485	1,526,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(d)	6.50%	03/01/2055	$3,380	$3,392,980
Series 2024 A-2, GO Bonds(d)(k)	7.00%	03/01/2055	1,615	942,819
Series 2024 B, GO Bonds(d)	9.00%	03/15/2055	881	885,671
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(d)	4.38%	02/01/2051	1,100	825,614
Series 2021 B, GO Bonds(d)	7.38%	08/15/2051	600	502,336
Salt Lake City (City of), UT;
Series 2017 A, RB(b)(e)	5.00%	07/01/2047	15,000	15,152,015
Series 2023 A, RB(b)	5.25%	07/01/2048	5,750	6,076,256
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(b)(e)(j)	5.00%	07/01/2051	11,675	11,910,940
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(d)	5.88%	03/01/2055	1,350	1,352,174
Series 2025, GO Bonds(d)	8.00%	03/15/2055	835	835,991
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(d)	5.00%	06/15/2052	9,640	8,718,914
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(d)	5.00%	06/15/2050	3,000	2,852,127
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(d)	6.00%	10/15/2028	4,195	4,177,327
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(d)	5.75%	07/15/2028	3,420	3,421,028
Series 2018, RB(d)	4.65%	07/15/2033	500	500,014
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(d)	7.00%	12/01/2042	5,630	5,707,815
Wood Ranch Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	1,300	1,325,105
				111,973,874
Virgin Islands–0.09%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(d)	6.00%	04/01/2053	6,950	7,262,596
Virginia–0.72%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,407,869
Series 2016 A-2, RB(k)	7.13%	03/01/2059	10,634	9,158,943
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(a)	5.50%	09/01/2035	1,300	1,296,534
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	20,765,134
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,999,964
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	01/01/2040	500	482,418
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB(b)	5.00%	12/31/2052	2,150	2,165,868
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,977,567
Series 2023, RB	7.00%	09/01/2059	11,000	12,463,064
				55,717,361
Washington–1.44%
King (County of), WA Public Hospital District No. 4;
Series 2015 A, RB	5.75%	12/01/2030	3,000	3,021,465
Series 2015 A, RB	6.00%	12/01/2035	2,885	2,909,966
Series 2015 A, RB	6.25%	12/01/2045	6,465	6,471,186
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	8,500	8,503,425
Washington (State of) Convention Center Public Facilities District; Series 2018, RB(e)(j)	5.00%	07/01/2058	29,500	30,004,898
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(d)	5.63%	12/01/2040	9,000	9,165,454
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,460	1,462,424
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	700	659,633
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	7,100	6,492,058
Series 2024, RB(d)	6.00%	07/01/2059	2,750	2,820,979
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(d)(h)	7.00%	07/01/2025	$2,150	$2,174,386
Series 2015 A, RB(a)(d)(h)	7.00%	07/01/2025	1,500	1,517,013
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(d)	5.00%	01/01/2031	1,500	1,518,255
Series 2016 A, Ref. RB(d)	5.00%	01/01/2046	8,700	8,509,986
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(d)	5.00%	01/01/2051	8,165	7,780,244
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,428	5,132,228
Series 2024-2, RB	4.00%	03/20/2040	11,514	11,288,063
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(d)	5.00%	07/01/2056	2,260	2,187,244
				111,618,907
West Virginia–1.43%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	3,150	3,152,942
Series 2013, Ref. RB(c)(d)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(d)(f)	5.75%	06/01/2042	14,980	10,732,659
Series 2019 B, Ref. RB(c)(d)(f)	7.50%	06/01/2042	5,285	3,795,567
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	400	400,514
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	454,527
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	480	484,486
Series 2024, Ref. RB	5.63%	05/01/2050	480	484,076
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(d)	6.00%	06/01/2053	1,755	1,878,357
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(d)	5.75%	06/01/2043	7,000	7,125,670
Series 2020, Ref. RB(d)	7.50%	06/01/2043	13,100	14,011,224
Series 2021 A, Ref. RB(d)	4.13%	06/01/2043	2,810	2,511,114
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(b)(d)	9.50%	05/01/2043	20,000	19,000,000
Series 2025, RB(b)(d)	9.50%	05/01/2043	2,000	2,008,988
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(d)	8.50%	12/01/2043	16,000	15,485,830
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(d)	7.25%	02/01/2036	10,965	7,675,500
Series 2018, RB(b)(c)(d)	8.75%	02/01/2036	4,500	3,600,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,361,295
Series 2023 B, RB	6.00%	09/01/2053	13,000	14,455,964
				111,118,713
Wisconsin–5.06%
Wisconsin (State of) Center District;
Series 2020 C, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	24,900	5,637,574
Series 2020 D, RB (INS - AGM)(g)(i)	0.00%	12/15/2055	22,555	5,183,960
Series 2020, RB (INS - AGM)(g)(i)	0.00%	12/15/2060	27,015	4,796,864
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	4,201,918
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,630,639
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	$3,950	$3,831,584
Series 2019, Ref. RB	5.00%	11/01/2046	1,000	940,387
Series 2019, Ref. RB	5.00%	11/01/2054	9,500	8,572,800
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,196,255
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(d)	5.00%	09/01/2054	1,360	1,293,342
Series 2023 A, Ref. RB(d)	6.25%	10/01/2053	1,000	1,047,827
Series 2023 B, RB(d)(g)	0.00%	07/01/2062	20,510	15,023,575
Series 2023, RB(d)	6.88%	07/01/2053	1,350	1,406,686
Series 2023, RB(d)	7.00%	07/01/2058	1,000	1,041,725
Series 2023, RB	5.75%	07/01/2062	19,035	19,884,514
Series 2024, RB(d)	12.00%	05/16/2029	4,750	5,021,253
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(d)	6.25%	06/01/2052	7,500	7,692,984
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(c)(d)(l)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(c)(d)(l)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(c)(d)(l)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(d)(g)	0.00%	12/15/2038	21,000	9,250,718
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.25%	08/01/2027	1,550	1,499,625
Series 2017, RB(d)	6.75%	08/01/2031	15,590	13,992,025
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(d)(g)	0.00%	12/15/2037	4,750	2,325,460
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(d)	5.00%	06/15/2051	2,000	1,691,395
Series 2021 A, RB(d)	5.00%	06/15/2056	1,400	1,159,203
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(d)	5.50%	12/15/2028	5,607	5,615,475
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(d)	5.13%	06/01/2048	10,500	10,509,432
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	16,335	10,876,109
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(d)	5.88%	06/15/2054	750	756,053
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(d)	5.00%	06/01/2050	2,660	2,487,400
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(d)	5.75%	10/01/2053	5,690	5,798,114
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(c)(d)(l)	6.25%	11/01/2028	2,525	1,388,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(c)(d)(l)	6.85%	11/01/2046	34,350	18,892,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(c)(d)(l)	8.50%	11/01/2046	8,000	800,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(d)	6.13%	02/01/2048	5,370	5,385,397
Series 2020 A, RB(d)	6.13%	02/01/2050	3,305	3,314,200
Series 2022 A, RB(d)	6.13%	02/01/2050	3,580	3,589,965
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,854	3,553,367
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,122,542
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio);
Series 2022 B, RB(d)	5.63%	02/01/2046	3,500	3,671,095
Series 2022 B, RB(d)	6.00%	02/01/2062	6,500	6,856,508
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(d)(g)	0.00%	09/01/2029	4,079	2,969,660
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.25%	06/15/2049	5,775	5,778,021
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(d)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(d)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(d)	5.25%	05/15/2047	2,240	2,241,531
Series 2017 A, Ref. RB(d)	5.25%	05/15/2052	2,300	2,266,401
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(d)	5.00%	12/15/2054	4,725	4,655,525
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	3,450	3,582,630
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	$11,065	$11,627,545
Series 2017, Ref. RB(b)(d)	7.13%	06/01/2041	10,080	10,592,018
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.);
Series 2021 A, Ref. RB	3.75%	07/01/2031	3,350	3,162,251
Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	7,062,066
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(d)(g)	0.00%	12/15/2030	5,300	3,787,862
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(d)	4.50%	07/15/2053	1,000	940,122
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	17,025	17,548,684
Series 2018 A, RB	5.35%	12/01/2045	33,765	34,425,659
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(d)	6.50%	01/01/2041	10,000	7,593,845
Series 2021 A, RB(d)	6.85%	01/01/2051	11,110	7,920,632
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(d)	6.25%	07/15/2053	160	170,908
Series 2023, RB(d)	6.50%	07/15/2063	1,175	1,266,809
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,004,921
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(d)	5.38%	12/15/2032	3,365	3,367,121
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2053	8,350	8,059,039
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(g)	0.00%	12/15/2034	4,250	2,378,510
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(d)	5.00%	06/15/2052	1,000	976,151
Series 2022, RB(d)	5.00%	06/15/2062	9,000	8,605,802
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,146,892
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021, RB(d)(g)	0.00%	01/01/2061	20,740	1,623,044
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(d)	5.00%	03/01/2052	2,300	2,106,510
Series 2020, RB(d)	5.25%	03/01/2055	6,000	5,664,092
				392,893,471
Total Municipal Obligations (Cost $8,400,931,903)				8,216,443,391
			Shares
Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(q)			17,000	877,166
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
Puerto Rico–0.01%
AES Puerto Rico, Inc. (Cost $687,985)(f)	12.50%	03/04/2026	$698	677,061
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(f)			290,796	0
TOTAL INVESTMENTS IN SECURITIES(r)–105.91% (Cost $8,402,492,498)				8,217,997,618
FLOATING RATE NOTE OBLIGATIONS–(9.25)%
Notes with interest and fee rates ranging from 1.37% to 2.53% at 02/28/2025 and contractual maturities of collateral ranging from 10/01/2029 to 11/01/2059 (See Note 1M)(s)				(717,515,000)
OTHER ASSETS LESS LIABILITIES–3.34%				258,909,809
NET ASSETS–100.00%				$7,759,392,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco High Yield Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $249,220,579, which represented 3.21% of the Fund’s Net Assets.

(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,725,460,887, which represented 22.24% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Principal and/or interest payments are secured by the bond insurance company listed.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $221,652,475. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at February 28, 2025 was $148,550,884, which represented 1.91% of the Fund’s Net Assets.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(p)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$-	$872,610	$-	$4,556	$-	$877,166	$17,449

*	Effective February 24, 2025, the fund’s named changed from Invesco Municipal Strategic Income ETF.

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $1,030,767,064 are held by TOB Trusts and serve as collateral for the $717,515,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34
Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $8,401,619,888)	$8,217,120,452
Investments in affiliates, at value (Cost $872,610)	877,166
Cash	42,948,996
Receivable for:
Investments sold	22,466,988
Fund shares sold	4,878,795
Interest	184,911,826
Investments matured, at value (Cost $91,244,690)	61,841,379
Investment for trustee deferred compensation and retirement plans	656,140
Other assets	3,022,854
Total assets	8,538,724,596
Liabilities:
Floating rate note obligations	717,515,000
Payable for:
Investments purchased	39,587,528
Dividends	14,672,681
Fund shares reacquired	4,250,880
Due to broker	21,265
Accrued fees to affiliates	2,273,780
Accrued interest expense	93,503
Accrued trustees’ and officers’ fees and benefits	7,372
Accrued other operating expenses	207,291
Trustee deferred compensation and retirement plans	702,869
Total liabilities	779,332,169
Net assets applicable to shares outstanding	$7,759,392,427
Net assets consist of:
Shares of beneficial interest	$9,214,994,467
Distributable earnings (loss)	(1,455,602,040)
$7,759,392,427
Net Assets:
Class A	$4,836,462,294
Class C	$233,044,126
Class Y	$1,865,781,662
Class R5	$18,868
Class R6	$824,085,477
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	561,799,198
Class C	27,152,235
Class Y	216,428,803
Class R5	2,191
Class R6	95,834,478
Class A:
Net asset value per share	$8.61
Maximum offering price per share (Net asset value of $8.61 ÷ 95.75%)	$8.99
Class C:
Net asset value and offering price per share	$8.58
Class Y:
Net asset value and offering price per share	$8.62
Class R5:
Net asset value and offering price per share	$8.61
Class R6:
Net asset value and offering price per share	$8.60
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35
Invesco High Yield Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$470,844,562
Dividends from affiliates	17,449
Total investment income	470,862,011
Expenses:
Advisory fees	39,377,511
Administrative services fees	1,140,005
Custodian fees	45,014
Distribution fees:
Class A	12,120,106
Class C	2,612,681
Interest, facilities and maintenance fees	38,841,006
Transfer agent fees — A, C and Y	4,631,229
Transfer agent fees — R5	8
Transfer agent fees — R6	111,912
Trustees’ and officers’ fees and benefits	93,631
Registration and filing fees	370,100
Reports to shareholders	391,131
Professional services fees	2,247,729
Other	101,746
Total expenses	102,083,809
Less: Fees waived and/or expense offset arrangement(s)	(9,785)
Net expenses	102,074,024
Net investment income	368,787,987
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,346,378))	(114,131,436)
Change in net unrealized appreciation of:
Unaffiliated investment securities	219,260,467
Affiliated investment securities	4,556
219,265,023
Net realized and unrealized gain	105,133,587
Net increase in net assets resulting from operations	$473,921,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36
Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$368,787,987	$369,872,418
Net realized gain (loss)	(114,131,436)	(124,972,933)
Change in net unrealized appreciation	219,265,023	140,868,219
Net increase in net assets resulting from operations	473,921,574	385,767,704
Distributions to shareholders from distributable earnings:
Class A	(250,780,685)	(247,351,238)
Class C	(11,641,634)	(13,858,607)
Class Y	(103,183,150)	(105,400,385)
Class R5	(1,055)	(2,275)
Class R6	(42,208,729)	(37,407,656)
Total distributions from distributable earnings	(407,815,253)	(404,020,161)
Share transactions–net:
Class A	(141,245,343)	60,371,709
Class C	(57,993,939)	(56,269,107)
Class Y	(57,994,307)	(98,822,292)
Class R5	(21,825)	(5,269)
Class R6	58,401,767	101,914,921
Net increase (decrease) in net assets resulting from share transactions	(198,853,647)	7,189,962
Net increase (decrease) in net assets	(132,747,326)	(11,062,495)
Net assets:
Beginning of year	7,892,139,753	7,903,202,248
End of year	$7,759,392,427	$7,892,139,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
37
Invesco High Yield Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$8.54	$0.40	$0.11	$0.51	$(0.44)	$8.61	6.16%	$4,836,462	1.38%	1.38%	0.89%	4.67%	20%
Year ended 02/29/24	8.55	0.40	0.02	0.42	(0.43)	8.54	5.15	4,933,882	1.54	1.54	0.91	4.70	25
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)	4,873,987	1.39	1.39	0.86	4.63	27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44	6,253,279	0.98	0.98	0.86	3.76	17
Year ended 02/28/21	10.68	0.42	(0.47)	(0.05)	(0.44)	10.19	(0.25)	6,323,866	1.03	1.03	0.86	4.28	26
Class C
Year ended 02/28/25	8.51	0.34	0.11	0.45	(0.38)	8.58	5.38 (d)	233,044	2.12 (d)	2.12 (d)	1.63 (d)	3.93 (d)	20
Year ended 02/29/24	8.52	0.33	0.03	0.36	(0.37)	8.51	4.37	288,720	2.29	2.29	1.66	3.95	25
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60)(d)	346,859	2.13 (d)	2.13 (d)	1.59 (d)	3.89 (d)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78 (d)	530,125	1.71 (d)	1.71 (d)	1.59 (d)	3.03 (d)	17
Year ended 02/28/21	10.64	0.35	(0.48)	(0.13)	(0.36)	10.15	(0.99)(d)	605,479	1.77 (d)	1.77 (d)	1.60 (d)	3.54 (d)	26
Class Y
Year ended 02/28/25	8.55	0.42	0.12	0.54	(0.47)	8.62	6.43	1,865,782	1.13	1.13	0.64	4.92	20
Year ended 02/29/24	8.56	0.42	0.02	0.44	(0.45)	8.55	5.41	1,909,686	1.29	1.29	0.66	4.95	25
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)	2,023,124	1.14	1.14	0.61	4.88	27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70	2,780,042	0.73	0.73	0.61	4.01	17
Year ended 02/28/21	10.70	0.45	(0.48)	(0.03)	(0.46)	10.21	0.01	2,684,515	0.78	0.78	0.61	4.53	26
Class R5
Year ended 02/28/25	8.54	0.43	0.11	0.54	(0.47)	8.61	6.45	19	1.10	1.10	0.61	4.95	20
Year ended 02/29/24	8.55	0.42	0.02	0.44	(0.45)	8.54	5.40	40	1.28	1.28	0.65	4.96	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)	46	1.17	1.17	0.63	4.85	27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67	158	0.76	0.76	0.64	3.98	17
Year ended 02/28/21	10.67	0.44	(0.47)	(0.03)	(0.46)	10.18	(0.02)	160	0.79	0.79	0.62	4.52	26
Class R6
Year ended 02/28/25	8.53	0.43	0.11	0.54	(0.47)	8.60	6.48	824,085	1.07	1.07	0.58	4.98	20
Year ended 02/29/24	8.54	0.42	0.03	0.45	(0.46)	8.53	5.46	759,812	1.25	1.25	0.62	4.99	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)	659,186	1.09	1.09	0.56	4.93	27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75	800,984	0.68	0.68	0.56	4.06	17
Year ended 02/28/21	10.66	0.45	(0.46)	(0.01)	(0.47)	10.18	0.14	698,091	0.72	0.72	0.56	4.59	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.99%, 0.98% and 0.99% for the years ended February 28, 2025, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
38
Invesco High Yield Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
39
Invesco High Yield Municipal Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may
40
Invesco High Yield Municipal Fund

require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares
41
Invesco High Yield Municipal Fund

to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
For the year ended February 28, 2025, the Adviser waived advisory fees of $1,707.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $329,228 in front-end sales commissions from the sale of Class A shares and $180,327 and $10,908 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$8,189,481,301	$26,962,090	$8,216,443,391
Exchange-Traded Funds	877,166	—	—	877,166
U.S. Dollar Denominated Bonds & Notes	—	—	677,061	677,061
Preferred Stocks	—	—	0	0
Total Investments in Securities	877,166	8,189,481,301	27,639,151	8,217,997,618
Other Investments - Assets
Investments Matured	—	60,677,406	1,163,973	61,841,379
Total Investments	$877,166	$8,250,158,707	$28,803,124	$8,279,838,997
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s
42
Invesco High Yield Municipal Fund

"current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $197,182,641 and securities sales of $238,464,254, which resulted in net realized gains (losses) of $(2,346,378).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,078.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $572,527 with an average interest rate of 5.29%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $835,003,462 and 4.05%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$6,811,837	$5,272,826
Ordinary income-tax-exempt	401,003,416	398,747,335
Total distributions	$407,815,253	$404,020,161

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$63,725,667
Net unrealized appreciation (depreciation) — investments	(293,744,345)
Temporary book/tax differences	(428,450)
Capital loss carryforward	(1,225,154,912)
Shares of beneficial interest	9,214,994,467
Total net assets	$7,759,392,427
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, defaulted bonds and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
43
Invesco High Yield Municipal Fund

The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$493,305,329	$731,849,583	$1,225,154,912
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $1,649,969,913 and $2,189,562,257, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$367,257,995
Aggregate unrealized (depreciation) of investments	(661,002,340)
Net unrealized appreciation (depreciation) of investments	$(293,744,345)
Cost of investments for tax purposes is $8,573,583,342.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of defaulted bonds, market discounts and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $10,233,607 and undistributed net realized gain (loss) was decreased by $10,233,607. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	156,277,325	$1,336,564,249	174,431,258	$1,461,952,268
Class C	4,363,345	37,382,710	4,911,012	41,190,821
Class Y	68,965,308	592,910,368	119,034,797	998,353,764
Class R6	38,083,775	327,069,333	43,274,531	363,534,947
Issued as reinvestment of dividends:
Class A	15,999,582	137,333,193	15,765,359	132,438,465
Class C	918,330	7,849,962	1,110,155	9,300,709
Class Y	6,130,673	52,674,851	6,463,097	54,404,198
Class R5	-	-	150	1,261
Class R6	3,360,337	28,795,681	3,200,831	26,845,087
Automatic conversion of Class C shares to Class A shares:
Class A	5,616,825	48,438,376	2,491,791	20,967,168
Class C	(5,635,697)	(48,438,376)	(2,499,990)	(20,967,168)
Reacquired:
Class A	(193,801,712)	(1,663,581,161)	(184,994,155)	(1,554,986,192)
Class C	(6,412,258)	(54,788,235)	(10,308,132)	(85,793,469)
Class Y	(81,959,667)	(703,579,526)	(138,458,934)	(1,151,580,254)
Class R5	(2,544)	(21,825)	(785)	(6,530)
Class R6	(34,693,498)	(297,463,247)	(34,588,958)	(288,465,113)
Net increase (decrease) in share activity	(22,789,876)	$(198,853,647)	(167,973)	$7,189,962

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44
Invesco High Yield Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco High Yield Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco High Yield Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
45
Invesco High Yield Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.33%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
46
Invesco High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
47
Invesco High Yield Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-HYM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Tax Information
37	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.17%
Alabama–1.63%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGM)(a)(b)	5.00%	10/01/2033	$3,500	$3,581,325
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,441,489
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	20	19,980
Series 2016, RB	5.50%	06/01/2030	2,000	2,002,723
Black Belt Energy Gas District (The);
Series 2023 A, RB(c)	5.25%	10/01/2030	5,000	5,373,422
Series 2023 B, RB(c)	5.25%	12/01/2030	3,000	3,234,419
Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Wts. (INS - SGI)(b)	4.38%	09/01/2025	10	10,010
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	5,000	5,440,181
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(c)	5.00%	05/01/2032	9,000	9,672,762
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	2,000	2,146,507
				33,922,818
Alaska–0.51%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	5,000	5,007,014
Alaska Housing Finance Corp.; Series 2025, RB	6.00%	12/01/2054	5,000	5,522,044
				10,529,058
Arizona–2.28%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,596	2,498,575
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(d)	5.63%	07/01/2048	2,000	2,019,121
Series 2019, RB(d)	5.00%	07/01/2039	1,000	1,013,960
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(d)	5.00%	07/01/2037	630	639,430
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2038	1,810	1,846,988
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(c)	4.10%	06/15/2028	7,500	7,577,725
Series 2019, RB(a)(c)	4.00%	06/01/2029	5,000	5,090,708
Series 2022, RB(a)(c)	5.00%	09/01/2027	4,945	5,089,929
Glendale (City of), AZ; Series 2015, Ref. RB(c)(e)	5.00%	07/01/2025	1,000	1,007,072
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,089,971
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,212,025
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(d)	4.00%	10/15/2047	2,000	1,801,353
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	321,987
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(d)	4.00%	07/01/2041	1,275	1,178,407
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(d)	5.25%	07/01/2033	725	730,437
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	4,000	3,259,215
Navajo (Nation of); Series 2015 A-144A, Ref. RB(d)	5.50%	12/01/2030	725	732,309
Northern Arizona University; Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	250	251,306
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016, Ref. RB	5.00%	07/01/2036	1,000	1,002,335
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,506
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	25	25,067
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(d)	5.38%	06/15/2035	1,360	1,363,939
Series 2021, RB(d)	4.00%	06/15/2041	740	666,628
Pima (County of), AZ Industrial Development Authority (The) (Christian Care Tuscon, Inc.); Series 2017 A, Ref. RB(c)(e)	5.00%	06/15/2025	1,550	1,585,965
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.00%	07/01/2033	$2,245	$2,245,321
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,020
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,030,882
				47,446,181
Arkansas–0.15%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,636,535
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,640
				3,167,175
California–7.80%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	315	332,259
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2029	300	316,401
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	325	342,023
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2031	310	325,657
Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2032	310	325,176
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	05/01/2033	100	104,456
California (State of); Series 2020, Ref. GO Bonds	4.00%	03/01/2036	9,385	9,766,344
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(c)	5.25%	04/01/2030	1,275	1,355,801
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(c)	5.25%	10/01/2031	3,250	3,430,893
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	413,156
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	963,945
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,575	2,595,503
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,861,590
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,284,505
California (State of) Enterprise Development Authority (Academy for Academic Excellence); Series 2020 A, RB(d)	5.00%	07/01/2040	1,000	1,010,849
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,857,371
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,000	10,019,077
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	11,568	11,641,795
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,931	5,118,033
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(c)(d)(e)	8.00%	03/04/2025	3,585	3,703,066
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(c)(d)	9.50%	01/01/2035	4,000	4,059,884
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	877,571
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,011,277
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(d)	5.00%	07/01/2027	3,870	3,884,692
Series 2012, RB(a)(d)	5.00%	11/21/2045	5,000	5,003,246
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(d)	2.38%	11/15/2028	300	296,767
Series 2021, RB(d)	3.13%	05/15/2029	4,140	4,091,748
Series 2021, RB(d)	5.00%	11/15/2036	1,660	1,702,864
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,018,838
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(d)	5.00%	11/01/2032	1,135	1,158,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$4,300	$4,303,435
Series 2016 A, RB(d)	5.00%	12/01/2046	9,175	9,238,355
Series 2018 A, RB(d)	5.25%	12/01/2038	1,000	1,039,356
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,788,091
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2032	1,250	1,274,828
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	25	25,078
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(e)(f)	0.00%	06/01/2028	55	49,993
Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.00%	09/01/2035	910	915,393
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,007,416
Jurupa Unified School District; Series 2017 B, GO Bonds	4.00%	08/01/2041	6,085	6,094,850
Lake Elsinore Public Financing Authority; Series 2015, Ref. RB	5.00%	09/01/2028	2,115	2,130,802
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGM)(b)	4.00%	08/01/2039	3,400	3,409,808
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,734,155
Series 2018 A, RB(a)	5.00%	05/15/2044	7,005	7,135,764
Series 2018 D, Ref. RB(a)	5.00%	05/15/2030	3,000	3,193,762
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2036	5,000	5,214,111
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,900	1,900,873
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,009,504
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,466,364
Series 2016, Ref. RB	5.00%	11/01/2031	545	516,328
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,125,892
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,320,809
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,610
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	404,369
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(f)	0.00%	08/01/2043	1,360	608,923
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	482,131
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	2,978,373
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,872,620
Series 2023 B, RB(a)	5.00%	07/01/2030	2,000	2,155,373
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(a)	5.00%	01/01/2033	1,000	1,050,398
Series 2019 A, Ref. RB(a)	5.00%	01/01/2034	1,335	1,399,236
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.50%	08/01/2026	1,685	1,688,590
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,097,167
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2048	70	71,036
Series 2019, Ref. RB(f)	0.00%	06/01/2054	20,800	4,211,607
William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB(c)(e)	5.00%	03/01/2025	1,045	1,045,000
				162,329,016
Colorado–2.00%
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,463	1,480,423
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGC)(b)	4.00%	12/01/2046	2,500	2,415,905
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	377,396
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2040	1,325	1,301,068
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2029	3,283	3,292,911
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	425	378,202
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.63%	05/15/2029	$1,125	$1,089,205
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,493,870
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,730,371
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,110,941
Denver (City & County of), CO;
Series 2018 A, Ref. RB(a)	5.00%	12/01/2028	1,510	1,597,131
Series 2018 A-2, RB(f)	0.00%	08/01/2030	800	653,270
Series 2018 A-2, RB(f)	0.00%	08/01/2031	1,000	781,953
Series 2022 A, RB(a)	5.00%	11/15/2034	8,750	9,552,845
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,551,115
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,036,599
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	124,545
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	545,949
Park Creek Metropolitan District; Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	12/01/2045	250	251,678
Pueblo Urban Renewal Authority (Evraz); Series 2021 B, RB(d)(f)	0.00%	12/01/2025	250	240,696
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,383,146
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	745,051
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2031	135	139,157
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2032	160	164,926
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	230	249,572
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	250	270,674
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2033	255	275,324
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2034	285	306,915
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2035	100	107,288
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,027,739
				41,675,865
Connecticut–0.73%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,477,882
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2030	285	291,845
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2031	540	552,124
Series 2020 G-1, Ref. RB(d)	5.00%	07/01/2033	600	611,109
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,207,833
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	3,001,001
				15,141,794
District of Columbia–1.59%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	2,240	2,240,221
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,281,291
Metropolitan Washington Airports Authority;
Series 2010 A, RB(f)	0.00%	10/01/2037	5,000	2,791,415
Series 2010 A, RB (INS - AGM)(b)(f)	0.00%	10/01/2037	40	22,692
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,928,030
Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,635	1,698,340
Series 2020 A, Ref. RB(a)	4.00%	10/01/2039	5,445	5,420,543
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,476,830
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,604,785
Series 2024 A, Ref. RB(a)	5.00%	10/01/2034	5,000	5,506,047
				32,970,194
Florida–10.39%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,870	6,871,927
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,723,873
Babcock Ranch Community Independent Special District; Series 2024, RB(d)	5.00%	05/01/2044	875	881,596
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	5,000	5,002,616
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,380,661
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	$4,630	$4,691,195
Series 2018 B, RB	5.00%	06/01/2048	4,950	5,031,044
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	12,440	12,396,480
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(d)	5.00%	06/15/2034	785	803,791
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(d)	5.00%	12/15/2035	1,085	1,088,051
Series 2020, RB(d)	5.00%	12/15/2040	4,860	4,826,684
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 B, RB (Acquired 06/15/2018; Cost $490,326)(g)(h)	4.50%	07/01/2038	500	8,750
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2032	2,645	2,453,615
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(d)	5.00%	10/15/2037	510	515,707
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(d)	6.25%	06/15/2040	2,695	2,820,931
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(a)(d)	5.00%	10/01/2034	1,000	1,020,368
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(d)(g)	7.25%	05/15/2026	906	91
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,701,195
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,319,070
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,180,355
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.00%	07/01/2044	7,000	7,208,755
Series 2024, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2047	9,000	9,408,538
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(c)(d)	4.38%	10/01/2031	1,500	1,518,304
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	1,265	1,268,842
Series 2020 C, Ref. RB(d)	4.00%	09/15/2030	470	453,516
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,095	2,305,669
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	4,125	4,157,925
Series 2017 A, RB(a)	5.00%	10/01/2042	7,115	7,248,538
Series 2019 A, RB(a)	5.00%	10/01/2031	4,000	4,252,592
Series 2019 A, RB(a)	5.00%	10/01/2032	3,025	3,209,468
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,274,144
Greater Orlando Aviation Authority (Jetblue Airways Corp.);
Series 2013, Ref. RB(a)	5.00%	11/15/2026	3,500	3,502,936
Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,250,787
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $2,003,585)(g)(h)	5.25%	04/01/2028	2,008	140,585
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2015 A, RB	5.00%	10/01/2044	1,485	1,490,136
Series 2024, RB(a)	5.25%	10/01/2044	5,000	5,399,510
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,700	1,721,879
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(d)	5.00%	07/15/2028	395	398,375
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,347,563
Series 2024, RB(a)	5.25%	10/01/2038	5,000	5,585,642
Series 2024, RB(a)	5.25%	10/01/2044	1,250	1,344,777
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(d)	5.38%	12/01/2032	1,000	792,117
Manatee (County of), FL School District;
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2029	900	934,376
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2031	3,000	3,103,397
Series 2017, RB (INS - AGM)(b)	5.00%	10/01/2032	1,250	1,291,038
Miami (City of) & Dade (County of), FL School Board (The); Series 2015 A, Ref. COP(c)(e)	5.00%	05/01/2025	1,900	1,906,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	$15,000	$15,140,691
Series 2021, RB (INS - AGM)(b)	4.00%	10/01/2042	5,120	5,111,099
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,180,163
Series 2024 A, Ref. RB(a)	5.00%	10/01/2036	5,000	5,463,795
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2040	2,000	1,972,767
Subseries 2021 A-1, Ref. RB (INS - AGM)(a)(b)	4.00%	10/01/2041	2,750	2,680,250
Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.00%	06/01/2033	1,000	1,003,682
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	928,334
Series 2013 A, RB	5.00%	07/01/2033	600	601,365
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2044	5,000	5,357,820
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,437,225
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	350	371,058
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	317,945
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	528,592
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,650	3,732,799
Series 2018, RB	5.00%	11/15/2045	2,500	2,560,213
Series 2020 B, RB	4.00%	11/15/2041	250	245,712
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	418,968
Series 2018 B, RB	5.00%	05/15/2033	2,055	2,096,478
Tampa (City of), FL;
Series 2020 A, RB(f)	0.00%	09/01/2041	3,030	1,461,913
Series 2020 A, RB(f)	0.00%	09/01/2049	3,795	1,164,301
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	4.85%	05/01/2038	1,000	1,039,583
				216,048,638
Georgia–1.24%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,540,598
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,680,772
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.50%	01/01/2031	15	15,009
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	770	770,103
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,500,245
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,810,670
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,938,106
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	484,461
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	470,171
Series 2021 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2041	485	486,083
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(d)	5.75%	06/15/2037	1,540	1,585,899
Main Street Natural Gas, Inc.;
Series 2022 B, RB(c)	5.00%	06/01/2029	5,000	5,227,247
Series 2023 B, RB(c)	5.00%	03/01/2030	5,000	5,309,424
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,888,898
				25,707,686
Guam–0.20%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,087,150
Hawaii–0.60%
Hawaii (State of); Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	668,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–(continued)
Honolulu (City & County of), HI;
Series 2015 A, Ref. RB	5.00%	07/01/2031	$6,000	$6,040,086
Series 2023, RB(c)	5.00%	06/01/2026	5,750	5,873,701
				12,582,036
Illinois–7.66%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,676,184
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,830,954
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,096,765
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,155,057
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,985	9,491,824
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,472,322
Series 2024 A, GO Bonds	5.00%	01/01/2045	2,000	2,039,670
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	587	587,101
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2041	2,020	2,110,408
Chicago (City of), IL (O’Hare International Airport);
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,772,221
Series 2020 A, Ref. RB (INS - AGM)(b)	4.00%	01/01/2037	2,250	2,297,802
Series 2020 C, Ref. RB (INS - AGM)(b)	4.00%	01/01/2039	1,590	1,613,700
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	1,700	1,841,433
Series 2024 C, Ref. RB(a)	5.25%	01/01/2044	1,320	1,422,158
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,669,712
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,410,019
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2030	2,000	2,040,315
Series 2017, RB	5.75%	04/01/2035	1,000	1,037,805
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2027	800	832,600
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2030	1,000	1,046,463
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2031	1,250	1,305,291
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2033	2,875	2,945,258
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2025	1,000	1,006,326
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,642
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,269,366
Chicago (City of), IL Midway International Airport; Series 2016 A, Ref. RB(a)	5.00%	01/01/2027	2,000	2,023,371
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,598,407
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	275	282,375
Series 2016, GO Bonds	5.00%	11/01/2025	2,135	2,164,575
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,068,918
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,165,336
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,255,561
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,473,564
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,096,332
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,927,367
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,475,291
Series 2020 B, GO Bonds	4.00%	10/01/2035	3,000	3,021,896
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,221,289
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,667,173
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	310,513
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,387,607
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,401,721
Series 2024, Ref. GO Bonds	5.00%	02/01/2038	1,375	1,527,471
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,476,503
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	710,949
Illinois (State of) Finance Authority (Benedictine University); Series 2021, Ref. RB	5.00%	10/01/2030	1,300	1,227,880
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(d)	4.50%	08/01/2033	1,275	1,322,975
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,036	593,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	$4,500	$4,513,355
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(b)(f)	0.00%	12/15/2029	2,550	2,189,225
Series 2002, RB (INS - NATL)(b)(f)	0.00%	06/15/2033	3,490	2,567,863
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2033	10,000	7,210,248
Series 2002, RB (INS - NATL)(b)(f)	0.00%	12/15/2034	5,000	3,440,712
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(b)	5.00%	06/15/2029	1,000	1,067,111
Illinois (State of) Toll Highway Authority; Series 2021 A, RB	4.00%	01/01/2046	5,000	4,753,759
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGM)(b)	4.00%	12/01/2036	745	756,617
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,875	1,940,960
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	2,050	2,052,113
Springfield (City of), IL; Series 2015, Ref. RB(c)(e)	5.00%	03/01/2025	3,500	3,500,000
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(c)(e)	5.00%	02/01/2028	40	42,198
Series 2018 A, GO Bonds (INS - AGM)(b)	5.00%	02/01/2031	855	907,430
				159,333,992
Indiana–1.50%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.00%	02/01/2039	585	588,764
Indiana (State of) Finance Authority (CWA Authority); Series 2021, Ref. RB	4.00%	10/01/2039	5,075	5,107,727
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	215	212,014
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	10,000	9,998,054
Series 2013, Ref. RB(a)(c)	4.00%	08/01/2028	5,315	5,364,294
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,004,219
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	2,983,438
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(d)	4.75%	11/01/2030	495	477,443
Series 2020 A, RB(d)	5.25%	11/01/2040	4,560	4,215,947
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	105	100,765
Series 2017, RB	5.88%	01/01/2037	755	716,081
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	490	458,689
				31,227,435
Iowa–1.38%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,551,324
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	5,061,630
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(e)	4.00%	12/01/2032	5,350	5,804,049
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	1,050	1,059,835
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,497,691
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	122,615
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,461,821
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	450	442,425
PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	5,635	5,756,818
				28,758,208
Kansas–0.33%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,233,019
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,361,802
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	765	771,129
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,148,988
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,171,583
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,229,774
				6,916,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.52%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	$370	$391,790
Series 2019, Ref. RB	5.00%	02/01/2032	450	467,890
Fayette County School District Finance Corp.; Series 2015 D, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	08/01/2031	1,000	1,006,971
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,863,727
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,507,250
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,008,646
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,003,930
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,471,444
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	2,789,018
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2027	1,620	1,634,607
Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,270,680
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,608,676
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	106,336
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	106,163
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	105,968
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	105,924
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	5,000	5,049,861
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,463,709
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,665,571
				31,628,161
Louisiana–0.80%
Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB(c)(e)	5.00%	06/01/2025	1,405	1,412,514
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB	5.00%	07/01/2028	250	212,500
Series 2017, Ref. RB	5.00%	07/01/2029	400	340,000
Series 2017, Ref. RB	5.00%	07/01/2030	500	425,000
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,251,678
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2036	220	230,540
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2037	145	151,480
Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2038	100	104,134
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030	350	373,184
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2032	200	211,659
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2033	135	142,554
Series 2018 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2034	100	105,427
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	2,982,896
St. John the Baptist (Parish of), LA (Marathon Oil Corp.);
Series 2017, Ref. RB(c)	4.05%	07/01/2026	1,750	1,768,502
Series 2017, Ref. RB(c)	3.30%	07/03/2028	5,000	5,014,392
Subseries 2017 A-3, Ref. RB(c)	2.20%	07/01/2026	2,000	1,973,464
				16,699,924
Maine–0.05%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	1,000	1,026,230
Maryland–0.74%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,288,039
Baltimore (City of), MD (Water); Series 2017 A, RB	5.00%	07/01/2041	1,150	1,178,634
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	$2,000	$2,042,493
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(d)	4.13%	02/15/2034	1,000	982,768
Maryland (State of) Department of Transportation; Series 2012, RB	2.25%	10/01/2025	100	99,372
Maryland (State of) Health & Higher Educational Facilities Authority (Meritus Medical Center); Series 2015 A, Ref. RB	5.00%	07/01/2040	4,350	4,358,190
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University);
Series 2021, Ref. RB	4.00%	06/01/2034	350	345,723
Series 2021, Ref. RB	4.00%	06/01/2036	450	439,718
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	1,500	1,511,026
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	900	877,202
Series 2020, RB	4.00%	09/01/2040	2,500	2,343,018
				15,466,183
Massachusetts–2.08%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	5,320	5,237,049
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,010,424
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2031	1,530	1,574,265
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(d)	5.00%	07/01/2041	2,050	1,952,426
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2023 FF, Ref. RB	4.00%	10/01/2046	5,000	4,933,468
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2017 A, Ref. RB	5.00%	01/01/2026	1,600	1,622,991
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(d)	5.00%	10/01/2037	3,500	3,562,817
Series 2017, Ref. RB(d)	5.00%	10/01/2057	5,420	5,421,197
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,221,086
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,217,908
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,011,663
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,735,129
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,684,957
				43,185,380
Michigan–0.99%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	730	747,547
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,717,872
Kent (County of), MI; Series 2015, Ref. GO Bonds	5.00%	01/01/2037	2,000	2,002,378
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB(c)(e)	5.00%	10/15/2025	615	623,135
Series 2015 I, Ref. RB	5.00%	04/15/2031	4,385	4,437,336
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	1,110	1,127,632
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 D-1, Ref. RB	5.00%	07/01/2029	750	754,591
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2028	2,000	2,068,417
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	1,000	1,084,732
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,475	1,603,227
Series 2024 D, RB	6.25%	06/01/2055	2,750	3,047,636
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				20,555,693
Minnesota–0.79%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	265	207,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	$260	$251,859
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	202,386
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	511,419
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,633,349
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(a)	5.00%	01/01/2033	5,000	5,467,153
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,750	1,756,526
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	2,940	3,219,411
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	2,018,834
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(g)(h)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	1,000	1,000,446
				16,389,490
Mississippi–0.14%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,833,321
Missouri–0.86%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,085,721
Series 2017, Ref. RB	5.00%	03/01/2029	100	103,590
Kansas City (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,930,837
Kansas City (City of), MO (Downtown Arena); Series 2016 E, Ref. RB	5.00%	04/01/2040	2,140	2,141,711
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,018,615
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	10	9,967
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,691,093
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,008,758
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,315,901
Series 2019 A, RB	5.00%	02/01/2029	1,100	1,133,727
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State); Series 2015 A, Ref. RB	5.00%	12/01/2027	110	110,557
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,355	1,350,381
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGM)(b)	5.00%	07/15/2030	1,000	1,001,418
				17,902,276
Nebraska–0.58%
Central Plains Energy Project (No. 5); Series 2022-1, RB(c)	5.00%	10/01/2029	5,000	5,271,308
Omaha (City of), NE Public Power District; Series 2023 A, RB	5.25%	02/01/2053	6,315	6,803,832
				12,075,140
Nevada–0.28%
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	115	115,680
Series 2015, RB	5.00%	08/01/2029	1,095	1,101,232
Series 2015, RB	5.00%	08/01/2031	1,210	1,216,583
Series 2015, RB	5.00%	08/01/2032	295	296,486
Las Vegas (City of), NV Special Improvement District No. 815;
Series 2020, RB	3.25%	12/01/2025	225	223,278
Series 2020, RB	4.00%	12/01/2030	235	229,428
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,623,110
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(d)	2.75%	06/15/2028	1,020	1,001,312
				5,807,109
New Hampshire–0.86%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	6,619	6,666,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	$1,025	$884,603
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	314,654
New Hampshire (State of) Business Finance Authority (New York State Electric & Gas Corp.); Series 2022 A, Ref. RB(a)	4.00%	12/01/2028	2,300	2,314,505
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,936	1,894,553
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	5,290	5,807,292
				17,882,393
New Jersey–5.13%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	250	259,355
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	3,000	3,220,942
New Jersey (State of) Economic Development Authority;
Series 2015 XX, Ref. RB	5.00%	06/15/2025	2,000	2,011,553
Series 2020, Ref. RB(a)(c)	3.75%	06/01/2028	2,500	2,508,173
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	11,035	11,051,768
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(d)	6.20%	10/01/2044	200	200,157
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	97	104,532
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	395	395,245
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	2,500	2,532,001
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	250	250,011
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,010,859
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,005,793
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2026	1,390	1,392,111
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,133,070
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,000,963
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,744,094
New Jersey (State of) Educational Facilities Authority (Rider University);
Series 2017 F, RB	5.00%	07/01/2032	395	365,069
Series 2017 F, RB	5.00%	07/01/2033	415	382,338
Series 2017 F, RB	5.00%	07/01/2035	1,000	884,890
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(b)	5.00%	07/01/2046	3,000	3,004,049
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,250	2,450,359
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AMBAC)(b)(f)	0.00%	12/15/2026	2,545	2,409,130
Series 2008 A, RB(f)	0.00%	12/15/2028	255	225,906
Series 2008 A, RB (INS - BAM)(b)(f)	0.00%	12/15/2037	5,000	3,092,834
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,400,318
Series 2018 A, Ref. RB	5.00%	12/15/2032	5,000	5,345,169
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,020,278
Series 2021 A, Ref. RB	4.00%	06/15/2035	10,245	10,532,528
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,041,735
Series 2022 A, RB	4.00%	06/15/2040	3,215	3,197,816
South Jersey Transportation Authority; Series 2014 A, Ref. RB(c)(e)	5.00%	03/03/2025	500	500,000
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	2,500	2,602,246
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,158,808
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,184,329
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,458,157
Series 2018 B, Ref. RB	5.00%	06/01/2046	11,450	11,571,917
				106,648,503
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–0.13%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	$725	$751,197
Series 2019 A, RB	5.00%	05/15/2039	1,960	2,006,451
				2,757,648
New York–11.89%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,536,686
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(d)(g)(h)	5.00%	10/01/2038	284	4,259
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(d)(i)	5.25%	12/31/2033	1,500	1,513,199
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(d)	5.00%	01/01/2035	1,500	1,501,109
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(d)	2.50%	06/15/2031	375	338,670
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(d)	5.00%	07/01/2035	1,325	1,462,687
Series 2025, RB(d)	5.00%	07/01/2037	1,285	1,410,696
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	916,518
Metropolitan Transportation Authority;
Series 2015 A-2, RB(c)	5.00%	05/15/2030	3,000	3,207,059
Subseries 2015 C-1, Ref. RB	5.00%	11/15/2031	1,875	1,895,614
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,500	2,531,767
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. RB(f)	0.00%	11/15/2029	1,000	849,025
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	1,215	1,171,001
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	160,008
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	395,469
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2035	350	351,307
New York & New Jersey (States of) Port Authority;
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,109,458
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	10/15/2035	3,000	3,073,767
Two Hundred Seventh Series 2018, Ref. RB(a)	5.00%	09/15/2027	9,000	9,405,590
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,663,569
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,700,566
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,074,406
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,050,006
New York (City of), NY Transitional Finance Authority;
Series 2021 B-1, RB	4.00%	08/01/2036	5,000	5,172,934
Series 2021 E-1, RB	4.00%	02/01/2038	5,390	5,512,927
Series 2021 F-1, Ref. RB	4.00%	11/01/2036	2,825	2,916,330
Series 2024 C, RB	5.00%	05/01/2042	10,000	11,062,435
New York (State of) Dormitory Authority; Series 2022 A, Ref. RB	4.00%	03/15/2040	10,620	10,733,401
New York (State of) Dormitory Authority (Bidding Group 2); Series 2020 A, Ref. RB	4.00%	03/15/2036	5,000	5,155,575
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,974,183
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	1,997,669
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,314,780
Series 2024, RB	5.25%	11/01/2042	2,000	2,154,456
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,364,849
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(d)	5.00%	12/01/2033	2,000	1,992,779
Series 2017, Ref. RB(d)	5.00%	12/01/2034	1,000	993,846
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(b)	5.00%	10/01/2038	1,230	1,370,306
Series 2024, RB (INS - AGC)(b)	5.00%	10/01/2039	1,285	1,421,413
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	10,000	10,007,075
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,150	4,230,205
New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2042	4,520	4,210,077
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$3,600	$3,664,097
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,538,606
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,995	2,029,226
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	3,059,971
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	285,011
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	274,465
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	472,367
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	9,100	10,580,292
Series 2007, RB	5.50%	10/01/2037	2,660	3,193,628
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGM)(b)	2.75%	11/15/2041	9,000	7,128,431
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	785	785,943
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,530,513
Series 2020, Ref. RB(a)	5.25%	08/01/2031	1,315	1,381,211
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,046,290
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,739,697
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,059,947
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,183,599
Series 2018, RB(a)	4.00%	01/01/2036	5,000	4,870,524
Series 2018, RB(a)	5.00%	01/01/2036	4,960	5,095,904
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,013,230
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,093,949
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,831,735
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2037	1,750	1,739,632
Series 2016 A, RB (INS - AGM)(a)(b)	4.00%	07/01/2041	1,000	958,694
Series 2016 A, RB(a)	5.00%	07/01/2046	2,500	2,499,977
Series 2023, RB(a)	6.00%	04/01/2035	5,000	5,617,751
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,737,664
Series 2022, RB(a)	5.00%	12/01/2029	3,000	3,180,814
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	564,534
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	245	248,161
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,506,152
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,492,938
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	860	838,444
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,625,009
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,057,132
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,540,567
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,024,876
				247,398,657
North Carolina–1.12%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,219,864
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,345,002
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,410,067
Series 2015, RB(a)	5.00%	12/31/2037	905	907,346
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,985	4,361,157
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,110,630
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	$275	$276,010
Series 2021, RB	4.00%	03/01/2030	285	286,013
Series 2021, RB	4.00%	03/01/2031	290	290,947
Series 2021, RB	4.00%	03/01/2036	900	889,486
Series 2021, RB	4.00%	03/01/2041	1,050	992,148
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,345,555
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,009,890
North Carolina (State of) Turnpike Authority; Series 2019, RB(f)	0.00%	01/01/2041	1,540	784,431
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(f)	0.00%	01/01/2044	5,000	2,156,650
				23,385,196
North Dakota–0.15%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	245	244,055
Series 2016, RB	5.10%	04/15/2036	2,815	2,822,678
				3,066,733
Ohio–2.27%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,750	3,797,230
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,208,567
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,205,731
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	3,350	3,386,225
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,899,444
Series 2017, Ref. RB	5.00%	02/15/2032	5,480	5,617,916
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,441,040
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(a)(b)	4.00%	12/01/2032	5,000	5,000,197
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	565	565,315
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,244,708
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(a)(b)	5.00%	12/31/2035	885	888,582
Ohio (State of) Air Quality Development Authority (American Electric Power Co.); Series 2005, Ref. RB(a)	3.75%	01/01/2029	3,000	3,015,399
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)(c)	2.60%	10/01/2029	4,000	3,761,404
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(d)	5.70%	08/01/2043	1,800	1,889,964
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,027
				47,271,749
Oklahoma–0.45%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,035,891
Tulsa (City of), OK Airports Improvement Trust; Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	3,250	3,255,982
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2025	5,000	5,015,420
				9,307,293
Oregon–0.64%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	505,501
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,205
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	1,500	1,503,683
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.);
Series 2016, Ref. RB	5.00%	12/01/2025	295	296,199
Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,317,016
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	7,465	7,240,892
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2040	4,415	2,258,859
				13,372,355
Pennsylvania–4.19%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2032	2,000	2,096,402
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	$1,500	$1,610,522
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(d)	5.00%	05/01/2042	1,000	1,001,599
Series 2018, RB(d)	5.00%	05/01/2033	3,795	3,872,849
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,001,455)(h)	5.00%	12/01/2030	1,000	935,534
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,413,326)(h)	5.25%	12/01/2045	1,400	1,157,737
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2025	385	385,496
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,349
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,453
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(f)	0.00%	10/01/2036	1,300	796,776
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	2,500	2,653,405
Series 2018, RB	5.00%	06/01/2033	4,000	4,221,662
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania); Series 2015, RB(e)	5.00%	07/01/2025	80	80,500
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,014,811
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,021,085
Series 2018, Ref. RB	5.00%	12/01/2033	750	759,951
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2029	1,500	1,500,670
Series 2015, Ref. RB	5.00%	11/01/2035	710	710,032
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,112,673
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2029	500	507,597
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,805,800
Pennsylvania (Commonwealth of);
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	317,328
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	396,048
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	448,055
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,764,250
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(a)	5.00%	12/31/2027	5,965	6,081,810
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(c)	5.25%	06/01/2027	5,225	5,291,733
Series 2009, Ref. RB(c)	5.25%	06/01/2027	1,860	1,881,933
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,622,655
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,325,590
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,199,796
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	4,665	4,534,425
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,200,168
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGM)(b)	5.00%	06/01/2031	120	123,958
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2015 A-1, Ref. RB	5.25%	12/01/2034	250	253,862
Series 2016 A-1, RB	5.00%	12/01/2041	1,000	1,007,558
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,511,343
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,753,383
Philadelphia (City of), PA; Series 2020 A, Ref. RB	4.00%	07/01/2039	5,000	5,071,299
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,041,820
Series 2017, RB	5.00%	12/01/2037	1,310	1,355,707
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB (Acquired 11/05/2020-05/10/2021; Cost $1,525,162)(h)	5.00%	04/01/2036	1,500	1,505,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	$1,000	$874,212
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	843,751
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,094,825
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,361,370
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,576,207
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,354,836
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	542,201
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2035	30	31,010
Series 2017, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2036	25	25,788
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	110	115,448
Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	94,200
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	175	176,047
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2030	500	500,903
				87,219,690
Puerto Rico–4.21%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	675	678,527
Series 2002, RB	5.63%	05/15/2043	4,655	4,710,423
Series 2005 A, RB(f)	0.00%	05/15/2050	52,200	10,411,462
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	8,152	5,783,394
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,443	1,509,238
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,919,057
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,683,326
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,358,512
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,178,730
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,008	1,003,091
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,371	1,321,421
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,426	1,301,163
Subseries 2022, RN(f)	0.00%	11/01/2043	9,528	6,002,729
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(d)	5.00%	07/01/2033	4,365	4,642,810
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Hospital Auxilio Mutuo); Series 2021, Ref. RB	5.00%	07/01/2031	425	460,565
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 04/27/2020; Cost $1,133,841) (INS - NATL)(b)(h)	5.00%	07/01/2033	1,145	1,146,273
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	20,997	18,105,153
Series 2018 A-1, RB(f)	0.00%	07/01/2031	650	521,670
Series 2018 A-1, RB(f)	0.00%	07/01/2046	17,000	5,729,685
				87,467,229
Rhode Island–1.18%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGM)(b)	5.88%	06/15/2026	215	215,459
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,375	1,379,579
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	902,976
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,083,556
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,533,640
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,659,867
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,730	2,731,650
				24,506,727
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.58%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	$2,455	$2,697,440
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,000	1,145,916
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	952,071
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,025	1,020,169
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,328,875
				12,144,471
South Dakota–0.22%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	30	30,016
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	4,000	4,597,125
				4,627,141
Tennessee–0.66%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	4.50%	06/01/2028	540	545,627
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(f)	0.00%	04/01/2036	1,200	746,665
Series 2021, RB(f)	0.00%	04/01/2037	1,375	813,076
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2031	1,185	1,220,957
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	650	650,074
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2016 A, Ref. RB(d)	5.00%	09/01/2037	750	674,180
Tennergy Corp.; Series 2022 A, RB(c)	5.50%	12/01/2030	8,300	8,855,161
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	150	153,099
				13,658,839
Texas–9.89%
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	80	79,977
Series 2017 A, RB	5.00%	08/15/2038	115	115,264
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	825	825,568
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	1,016,646
Austin (City of), TX;
Series 2014, RB(a)	5.00%	11/15/2032	2,585	2,589,395
Series 2014, RB(a)	5.00%	11/15/2039	1,885	1,887,633
Series 2014, RB(a)	5.00%	11/15/2044	1,000	1,000,269
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2032	1,075	1,069,223
Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,203,921
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	6,000	6,103,154
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	535	547,976
Series 2022 A, RB	4.00%	08/15/2034	555	565,735
Series 2022 A, RB	4.00%	08/15/2035	410	416,619
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	4.88%	08/15/2027	500	502,790
Series 2015 A, RB	5.13%	08/15/2030	3,000	3,018,773
Series 2018 D, RB	5.75%	08/15/2033	5,000	5,038,752
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5,750	5,585,606
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2028	760	759,954
Generation Park Management District; Series 2024, GO Bonds (INS - AGC)(b)	4.00%	09/01/2038	1,690	1,711,028
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,655,152
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,098,963
Gulf Coast Authority (Waste Management of Texas); Series 2003 B, RB(a)	1.50%	05/01/2028	1,665	1,564,183
Harris (County of), TX Toll Road Authority (The); Series 2024 A, RB	4.00%	08/15/2043	5,000	4,950,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	$600	$600,475
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	1,235	1,235,134
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(c)	4.05%	06/01/2033	4,000	4,061,498
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(a)(b)	5.25%	07/01/2039	2,000	2,200,032
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,324,406
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2020 A, Ref. RB(a)	5.00%	07/01/2027	500	511,231
Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,342,596
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2020 B-2, Ref. RB(a)	5.00%	07/15/2027	6,595	6,745,397
Series 2024 B, RB(a)	5.50%	07/15/2035	5,000	5,490,683
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	251,890
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2030	5,000	5,002,315
Hurst-Euless-Bedford Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	3,000,369
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	5,600	5,416,320
La Salle (County of), TX; Series 2018, Ref. GO Bonds (INS - AGM)(b)	5.00%	03/01/2028	4,110	4,253,049
Lewisville Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	2,500	2,536,654
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	11/01/2039	2,935	2,918,930
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(d)	4.63%	10/01/2031	10,000	10,023,097
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	2,135	2,083,768
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,713,795
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	140	140,006
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(d)	4.00%	08/15/2028	540	538,466
Series 2021, Ref. RB(d)	4.00%	08/15/2030	1,405	1,393,320
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2027	1,090	1,107,410
Series 2017, Ref. RB	5.00%	01/01/2029	1,205	1,223,542
Series 2017, Ref. RB	5.00%	01/01/2037	8,320	8,398,210
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	170	167,467
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,110,292
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,214,911
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	1,230	1,230,236
Series 2014, RB	5.50%	01/01/2035	1,400	1,400,203
Newark High Education Finance Corp. (A+ Charter Schools, Inc.); Series 2015 A, RB(d)	4.63%	08/15/2025	170	170,448
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2046	10,000	10,017,151
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGM)(b)	4.00%	01/01/2034	750	757,164
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(d)	2.13%	01/01/2028	575	543,922
Series 2021, RB(a)(d)	2.25%	01/01/2029	800	743,622
Series 2024, RB(a)(d)	5.00%	01/01/2039	1,000	1,032,512
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,961,525
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,005,913
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,515,154
Series 2022, RB	4.00%	02/01/2041	1,330	1,325,577
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	4.00%	11/15/2027	1,110	1,081,982
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2038	10,000	10,013,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of);
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	$1,865	$1,820,194
Series 2023 A, GO Bonds(a)	4.00%	08/01/2041	5,000	4,803,047
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,591,844
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2034	1,400	959,257
Series 2019, RB(f)	0.00%	08/01/2035	2,050	1,333,203
Series 2019, RB(f)	0.00%	08/01/2036	1,500	927,789
Texas (State of) Water Development Board; Series 2018 B, RB	5.00%	04/15/2049	5,000	5,170,830
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,115	4,260,278
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,464,356
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,324,625
				205,766,629
Utah–1.29%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(d)	3.50%	03/01/2036	2,000	1,829,127
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	482,431
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	916,087
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	5,020,561
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,643,246
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,051,536
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	5,000	5,550,622
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	2,000	2,254,676
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,046,044
				26,794,330
Vermont–0.05%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2030	1,000	1,000,914
Virginia–1.00%
Dulles Town Center Community Development Authority (Dulles Town Center); Series 2012, Ref. RB	4.25%	03/01/2026	190	190,000
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	1,000	1,015,045
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	756,388
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	900	900,428
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,459,424
Series 2022, Ref. RB(a)	5.00%	01/01/2035	4,105	4,383,508
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,498,415
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,878,949
Virginia (Commonwealth of) Small Business Financing Authority (Pure Salmon Virgina LLC); Series 2022, RB(a)(c)	4.00%	11/20/2025	2,000	2,001,659
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	155,205
Series 2018, Ref. RB	5.00%	09/01/2030	455	470,081
Series 2023, RB	6.25%	09/01/2030	4,000	4,113,792
				20,822,894
Washington–1.63%
Kalispel Tribe of Indians;
Series 2018 A, RB(d)	5.00%	01/01/2032	70	71,845
Series 2018 B, RB(d)	5.00%	01/01/2032	100	102,635
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,002
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	$1,465	$1,465,780
Series 2019, RB(a)	5.00%	04/01/2029	5,000	5,311,668
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,223,596
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	2,160	2,148,044
University of Washington; Series 2020 A, RB	4.00%	04/01/2045	5,900	5,857,635
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,018
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,100,587
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,397,117
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	502,459
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,183,373
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,337
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,217
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,546,748
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,389,482
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2031	1,350	1,353,754
Series 2016 A, Ref. RB(d)	5.00%	07/01/2036	1,450	1,452,407
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(d)(e)	6.00%	07/01/2025	115	115,964
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(d)	5.00%	07/01/2038	830	720,161
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(d)	5.00%	01/01/2034	745	761,145
Series 2019 A, RB(d)	5.00%	01/01/2039	2,895	2,924,193
				33,919,167
West Virginia–0.34%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	5,000	5,095,892
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(d)(g)	6.75%	02/01/2026	2,000	1,400,000
Series 2018, RB(a)(d)(g)	8.75%	02/01/2036	640	512,000
				7,007,892
Wisconsin–2.47%
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	4,144,147
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,001,921
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,581,419
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,738,404
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance);
Series 2012, RB	5.00%	06/01/2025	2,450	2,454,047
Series 2012, RB	5.00%	06/01/2026	1,000	1,001,052
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,500,086
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,025
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,579,335
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(d)	3.75%	06/01/2030	350	328,816
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	606,168
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(d)	5.50%	12/15/2028	1,420	1,422,146
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(d)	5.00%	06/01/2025	1,650	1,652,364
Series 2016 A, RB(d)	4.63%	06/01/2036	160	160,193
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(b)	5.00%	07/01/2034	800	835,708
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	$4,187	$2,787,773
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,116,829
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,070	1,092,095
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2039	490	491,559
Series 2022 A, RB(d)	6.13%	02/01/2039	485	486,543
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,807	1,665,640
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	4.38%	06/15/2029	1,355	1,342,122
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(d)	5.00%	06/01/2041	2,000	2,076,887
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,123,039
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(d)	5.63%	12/15/2030	4,191	4,197,759
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.00%	04/01/2025	230	230,088
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(d)	5.00%	10/01/2043	500	501,738
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,744,150
				51,324,553
Total Municipal Obligations (Cost $2,051,916,005)				2,062,763,451
			Shares
Exchange-Traded Funds–0.04%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(j)			17,000	877,166
TOTAL INVESTMENTS IN SECURITIES(k)–99.21% (Cost $2,052,788,615)				2,063,640,617
OTHER ASSETS LESS LIABILITIES–0.79%				16,403,972
NET ASSETS–100.00%				$2,080,044,589
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Intermediate Term Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $174,674,067, which represented 8.40% of the Fund’s Net Assets.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Zero coupon bond issued at a discount.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $2,186,147, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at February 28, 2025 was $5,018,868, which represented less than 1% of the Fund’s Net Assets.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$-	$872,610	$-	$4,556	$-	$877,166	$17,449

(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,051,916,005)	$2,062,763,451
Investments in affiliates, at value (Cost $872,610)	877,166
Receivable for:
Investments sold	11,441,411
Fund shares sold	2,491,324
Interest	24,470,106
Investments matured, at value (Cost $925,272)	3,666
Investment for trustee deferred compensation and retirement plans	101,399
Other assets	477,952
Total assets	2,102,626,475
Liabilities:
Payable for:
Investments purchased	6,725,124
Dividends	1,761,787
Fund shares reacquired	1,714,577
Amount due custodian	11,601,091
Accrued fees to affiliates	543,962
Accrued interest expense	27,310
Accrued trustees’ and officers’ fees and benefits	3,089
Accrued other operating expenses	93,726
Trustee deferred compensation and retirement plans	111,220
Total liabilities	22,581,886
Net assets applicable to shares outstanding	$2,080,044,589
Net assets consist of:
Shares of beneficial interest	$2,214,458,776
Distributable earnings (loss)	(134,414,187)
$2,080,044,589
Net Assets:
Class A	$1,306,365,083
Class C	$32,286,156
Class Y	$480,166,686
Class R6	$261,226,664
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	124,690,524
Class C	3,089,608
Class Y	45,866,841
Class R6	24,961,249
Class A:
Net asset value per share	$10.48
Maximum offering price per share (Net asset value of $10.48 ÷ 97.50%)	$10.75
Class C:
Net asset value and offering price per share	$10.45
Class Y:
Net asset value and offering price per share	$10.47
Class R6:
Net asset value and offering price per share	$10.47
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$87,370,036
Dividends from affiliates	17,449
Total investment income	87,387,485
Expenses:
Advisory fees	8,169,056
Administrative services fees	297,192
Custodian fees	15,142
Distribution fees:
Class A	3,274,645
Class C	421,596
Interest, facilities and maintenance fees	1,262,822
Transfer agent fees — A, C and Y	1,151,203
Transfer agent fees — R6	37,628
Trustees’ and officers’ fees and benefits	40,638
Registration and filing fees	175,904
Reports to shareholders	86,017
Professional services fees	131,880
Other	30,978
Total expenses	15,094,701
Less: Fees waived and/or expense offset arrangement(s)	(4,189)
Net expenses	15,090,512
Net investment income	72,296,973
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,497,192))	(10,514,882)
Change in net unrealized appreciation of:
Unaffiliated investment securities	19,994,556
Affiliated investment securities	4,556
19,999,112
Net realized and unrealized gain	9,484,230
Net increase in net assets resulting from operations	$81,781,203
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$72,296,973	$65,189,663
Net realized gain (loss)	(10,514,882)	(23,836,285)
Change in net unrealized appreciation	19,999,112	57,713,029
Net increase in net assets resulting from operations	81,781,203	99,066,407
Distributions to shareholders from distributable earnings:
Class A	(44,665,028)	(44,281,601)
Class C	(1,123,633)	(1,502,556)
Class Y	(16,107,159)	(16,388,013)
Class R6	(9,295,544)	(5,341,136)
Total distributions from distributable earnings	(71,191,364)	(67,513,306)
Share transactions–net:
Class A	(12,427,884)	(22,041,245)
Class C	(18,200,334)	(13,881,181)
Class Y	75,676,140	(134,309,018)
Class R6	22,641,230	234,428,286
Net increase in net assets resulting from share transactions	67,689,152	64,196,842
Net increase in net assets	78,278,991	95,749,943
Net assets:
Beginning of year	2,001,765,598	1,906,015,655
End of year	$2,080,044,589	$2,001,765,598
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Intermediate Term Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$10.42	$0.36	$0.05	$0.41	$(0.35)	$10.48	4.05%	$1,306,365	0.82%	0.82%	0.75%	3.45%	24%
Year ended 02/29/24	10.25	0.34	0.18	0.52	(0.35)	10.42	5.18	1,312,160	0.85	0.85	0.77	3.29	23
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83	0.83	0.76	2.86	37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Year ended 02/28/21	11.66	0.29	(0.25)	0.04	(0.29)	11.41	0.39	1,411,258	0.82	0.82	0.79	2.62	26
Class C
Year ended 02/28/25	10.39	0.28	0.06	0.34	(0.28)	10.45	3.28	32,286	1.57	1.57	1.50	2.70	24
Year ended 02/29/24	10.22	0.26	0.19	0.45	(0.28)	10.39	4.44	50,309	1.60	1.60	1.52	2.54	23
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58	1.58	1.51	2.11	37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Year ended 02/28/21	11.62	0.21	(0.25)	(0.04)	(0.20)	11.38	(0.27)	115,826	1.57	1.57	1.54	1.87	26
Class Y
Year ended 02/28/25	10.41	0.39	0.05	0.44	(0.38)	10.47	4.32	480,167	0.57	0.57	0.50	3.70	24
Year ended 02/29/24	10.24	0.36	0.19	0.55	(0.38)	10.41	5.44	402,064	0.60	0.60	0.52	3.54	23
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58	0.58	0.51	3.11	37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Year ended 02/28/21	11.65	0.32	(0.25)	0.07	(0.32)	11.40	0.64	568,900	0.57	0.57	0.54	2.87	26
Class R6
Year ended 02/28/25	10.41	0.39	0.06	0.45	(0.39)	10.47	4.36	261,227	0.52	0.52	0.45	3.75	24
Year ended 02/29/24	10.24	0.37	0.18	0.55	(0.38)	10.41	5.51	237,232	0.54	0.54	0.46	3.60	23
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51	0.51	0.44	3.18	37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11
Year ended 02/28/21	11.65	0.33	(0.26)	0.07	(0.32)	11.40	0.72	4,823	0.49	0.49	0.46	2.95	26

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $201,465,106 in connection with the acquisition of Invesco Oppenheimer Intermediate Term Municipal Fund into the Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
29
Invesco Intermediate Term Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of
30
Invesco Intermediate Term Municipal Income Fund

leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Next $4 billion	0.333%
Over $5 billion	0.310%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Over $1 billion	0.333%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate
31
Invesco Intermediate Term Municipal Income Fund

sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $1,708.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $59,413 in front-end sales commissions from the sale of Class A shares and $125,104 and $320 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,062,763,451	$—	$2,062,763,451
Exchange-Traded Funds	877,166	—	—	877,166
Total Investments in Securities	877,166	2,062,763,451	—	2,063,640,617
Other Investments - Assets
Investments Matured	—	3,666	—	3,666
Total Investments	$877,166	$2,062,767,117	$—	$2,063,644,283
32
Invesco Intermediate Term Municipal Income Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $66,649,341 and securities sales of $39,577,525, which resulted in net realized gains (losses) of $(1,497,192).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,481.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $2,431,319 with an average interest rate of 5.47%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $2,331,538 and 4.63%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$196,485	$197,521
Ordinary income-tax-exempt	70,994,879	67,315,785
Total distributions	$71,191,364	$67,513,306

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$2,687,196
Net unrealized appreciation — investments	11,510,530
Temporary book/tax differences	(74,260)
Capital loss carryforward	(148,537,653)
Shares of beneficial interest	2,214,458,776
Total net assets	$2,080,044,589
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
33
Invesco Intermediate Term Municipal Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$75,283,628	$73,254,025	$148,537,653
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $527,766,348 and $473,725,086, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$39,948,899
Aggregate unrealized (depreciation) of investments	(28,438,369)
Net unrealized appreciation of investments	$11,510,530
Cost of investments for tax purposes is $2,052,133,753.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $628,123 and undistributed net realized gain (loss) was decreased by $628,123. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	30,922,544	$322,796,522	36,834,515	$378,162,713
Class C	389,128	4,053,031	521,095	5,325,229
Class Y	19,733,906	205,598,463	27,397,849	280,136,885
Class R6	7,646,424	79,661,432	28,191,083	289,818,879
Issued as reinvestment of dividends:
Class A	3,057,105	31,858,731	3,040,305	31,192,321
Class C	86,219	895,841	118,311	1,210,772
Class Y	929,372	9,680,768	1,000,288	10,272,246
Class R6	750,173	7,810,289	439,004	4,484,567
Automatic conversion of Class C shares to Class A shares:
Class A	1,053,918	11,004,094	333,991	3,426,250
Class C	(1,056,742)	(11,004,094)	(334,836)	(3,426,250)
Reacquired:
Class A	(36,256,460)	(378,087,231)	(42,439,721)	(434,822,529)
Class C	(1,169,330)	(12,145,112)	(1,663,309)	(16,990,932)
Class Y	(13,406,591)	(139,603,091)	(41,430,401)	(424,718,149)
Class R6	(6,226,401)	(64,830,491)	(5,885,998)	(59,875,160)
Net increase in share activity	6,453,265	$67,689,152	6,122,176	$64,196,842

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34
Invesco Intermediate Term Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Intermediate Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Intermediate Term Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
35
Invesco Intermediate Term Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.72%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
36
Invesco Intermediate Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
37
Invesco Intermediate Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-ITMI-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Limited Term California Municipal Fund
Nasdaq:
A: OLCAX ■ C: OLCCX ■ Y: OLCYX ■ R6: IORLX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Tax Information
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.10%
California–94.90%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$780	$792,631
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,006
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	260	262,260
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	40	40,099
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(b)	5.25%	07/01/2040	2,250	2,484,886
Series 2024 B, RB(b)	5.25%	07/01/2042	3,000	3,259,563
Series 2024 B, RB(b)	5.25%	07/01/2044	4,250	4,565,269
California (State of);
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	15	15,000
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	45	45,262
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,058
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,011
Series 1997, GO Bonds	5.13%	10/01/2027	15	15,027
Series 2000, GO Bonds	5.63%	05/01/2026	20	20,044
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,009
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,008
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,334,975
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(c)	5.25%	04/01/2030	6,930	7,369,178
Series 2024, RB(c)	5.00%	12/01/2032	2,500	2,662,453
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(c)	5.25%	10/01/2031	5,000	5,278,297
Series 2023 D, RB(c)	5.50%	11/01/2028	7,000	7,435,035
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	150	150,278
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	630,472
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	4,260	4,198,488
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,765	4,802,940
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	1,420	1,422,647
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	1,305	1,214,687
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	550	557,906
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	245	245,372
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	733,552
California (State of) Educational Facilities Authority (Santa Clara University); Series 2015, Ref. RB(c)(d)	5.00%	04/01/2025	6,035	6,045,451
California (State of) Educational Facilities Authority (University of the Pacific); Series 2015, Ref. RB	5.00%	11/01/2036	1,850	1,870,472
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(e)	6.00%	06/01/2043	4,690	4,715,746
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(e)	5.00%	06/01/2034	1,000	1,044,585
Series 2024 A, RB(e)	5.00%	06/01/2044	2,300	2,339,281
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(e)	5.00%	06/01/2034	500	530,930
Series 2024, RB(e)	5.00%	06/01/2044	750	772,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	$1,750	$1,772,707
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,291,462
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,308,634
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,911,097
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,486,113
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,755,904
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,010,115
Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,202,808
California (State of) Health Facilities Financing Authority (Northern California Presbyterian Homes & Services, Inc.); Series 2015, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2044	2,300	2,308,279
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	501,592
Series 2014 A, RB	5.00%	10/01/2030	700	701,641
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,428,020
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,009,539
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,901,010
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,575,064
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	7,789	7,838,517
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,292	5,162,862
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(d)(e)	8.00%	03/04/2025	1,585	1,637,199
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(e)	9.50%	01/01/2035	2,000	2,029,942
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,559,666
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	803,031
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	942,392
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	765,946
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	941,506
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,140,509
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,011,873
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,788,413
Series 2018, RB	5.00%	05/15/2037	2,500	2,617,996
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,259,377
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,125,644
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,336,330
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,008,479
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,106,109
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,516,098
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,615,478
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,063,442
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,545,785
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,229,821
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2037	1,110	1,221,847
Series 2024, Ref. RB	5.00%	11/15/2038	1,550	1,702,167
Series 2024, Ref. RB	5.00%	11/15/2039	1,795	1,958,554
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	$8,385	$8,669,440
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	6,710,510
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,783,368
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,167
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,283
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,014,450
Series 2017 A, RB	5.25%	11/01/2029	750	763,508
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,627,631
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,059,675
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(e)	5.00%	06/01/2034	500	515,045
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(b)	4.00%	07/15/2029	12,170	12,159,867
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(b)(e)(f)(g)	7.50%	07/01/2032	4,000	54,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(b)(e)(f)(g)	7.50%	07/01/2032	630	8,505
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(e)	5.00%	07/01/2030	5,000	5,016,382
Series 2012, RB(b)(e)	5.00%	11/21/2045	10,000	10,006,492
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(b)(e)	5.00%	07/01/2036	1,000	1,083,885
Series 2023, RB(b)(e)	5.00%	07/01/2037	1,000	1,080,145
Series 2023, RB(b)(e)	5.00%	07/01/2038	4,000	4,298,824
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(e)	5.00%	07/01/2039	1,500	1,553,281
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,050,398
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(b)	4.25%	12/01/2027	3,000	3,048,612
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(e)	4.25%	07/01/2030	1,355	1,290,021
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	12,900	13,458,365
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	3.13%	05/15/2029	1,000	988,345
Series 2021, RB(e)	5.00%	11/15/2036	500	512,911
Series 2021, RB(e)	5.00%	11/15/2051	1,400	1,343,458
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,063,631
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(e)	5.00%	07/01/2036	600	598,211
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,028
Series 2004 B, RB	5.13%	06/01/2029	45	45,070
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,006
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,078
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,746,710
California (State of) School Finance Authority; Series 2024 A, RB(e)	5.50%	06/01/2043	2,165	2,209,292
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(e)	5.00%	08/01/2040	1,000	1,018,671
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(e)	4.00%	10/01/2027	1,300	1,304,656
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(d)(e)	5.50%	07/01/2027	430	441,490
Series 2017, RB(e)	5.50%	07/01/2027	150	151,592
Series 2017, RB(e)	6.25%	07/01/2037	1,295	1,330,203
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(e)	5.00%	07/01/2031	295	321,767
Series 2024, RB(e)	5.00%	07/01/2032	310	336,891
Series 2024, RB(e)	5.00%	07/01/2033	325	352,242
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	1,705	1,736,211
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(e)	5.00%	07/01/2035	500	501,638
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(e)	5.00%	06/01/2039	$740	$742,517
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2025	115	115,111
Series 2020 B, RB	4.00%	09/02/2026	115	115,415
Series 2024, RB	5.00%	09/01/2044	400	415,427
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	180,308
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	715	715,826
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,032,317
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,477,763
Series 2024 A, Ref. RB	5.25%	12/01/2040	2,000	2,304,109
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	5.00%	06/01/2036	5,000	5,040,502
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,002,190
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	1,800	1,840,262
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,537,678
Series 2021 C-1, RB	2.25%	09/02/2026	910	871,503
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,531,862
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,740	1,777,108
Series 2002 B, RB	6.00%	05/01/2043	750	751,966
Series 2002, RB	6.00%	05/01/2043	750	765,995
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(c)	5.00%	09/01/2032	5,000	5,429,963
Series 2024 F, RB(c)	5.00%	11/01/2032	5,000	5,437,981
Series 2024, RB(c)	5.00%	10/01/2032	7,500	8,067,577
California State University;
Series 2015 A, Ref. RB	5.00%	11/01/2043	1,700	1,709,890
Series 2016 A, Ref. RB	5.00%	11/01/2041	4,000	4,078,903
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	204,439
Central Valley Energy Authority; Series 2025, RB(c)	5.00%	08/01/2035	5,000	5,492,828
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,243,910
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,293,953
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	909,501
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	959,487
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,514,979
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,010
Cotati-Rohnert Park Unified School District (Election of 2016); Series 2018 C, GO Bonds (INS - AGM)(a)	5.00%	08/01/2042	1,735	1,772,151
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,718,146
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	25	25,162
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	425	426,321
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,843
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,365
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	299,575
Series 2017, RB	5.00%	09/01/2029	175	182,623
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	$1,000	$1,074,501
Series 2024, RB	5.00%	09/01/2044	2,210	2,331,944
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	703,958
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,041,767
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	520,422
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(d)	5.00%	06/01/2027	1,850	1,954,881
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds	4.00%	07/15/2040	7,000	6,999,639
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	227,114
Series 2021, Ref. RB	4.00%	09/01/2028	255	259,393
Series 2021, Ref. RB	4.00%	09/01/2032	335	339,786
Series 2021, Ref. RB	4.00%	09/01/2035	400	403,237
Series 2021, Ref. RB	4.00%	09/01/2036	200	201,031
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,677,909
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,307,204
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	15	15,234
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,609
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,712
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,452
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	1,435	1,436,535
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,591,496
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,174,558
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,061
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2044	5,000	5,037,256
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	101,828
Series 2021 A, RB	4.00%	09/01/2033	100	101,481
Series 2021 A, RB	4.00%	09/01/2034	165	167,055
Series 2021 A, RB	4.00%	09/01/2036	180	181,420
Series 2021 A, RB	4.00%	09/01/2039	135	133,142
Series 2021 A, RB	4.00%	09/01/2040	140	137,425
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	535,621
Long Beach (City of), CA;
Series 2015 D, RB(c)(d)	5.00%	05/15/2025	5,160	5,182,702
Series 2015 D, RB	5.00%	05/15/2042	2,340	2,345,795
Series 2015, RB	5.00%	05/15/2027	850	852,086
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	15	15,034
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	116,566
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,252
Los Angeles (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2035	145	145,031
Los Angeles (City of), CA Department of Airports;
Series 2015 C, Ref. RB	5.00%	05/15/2038	4,240	4,255,422
Series 2017, Sub. RB(b)	5.00%	05/15/2041	16,580	16,717,584
Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,040,134
Series 2018 C, RB(b)	5.00%	05/15/2038	1,770	1,814,170
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2015 A, RB(b)	5.00%	05/15/2040	13,495	13,519,264
Series 2015 A, RB(b)	5.00%	05/15/2045	5,000	5,005,654
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	9,000	9,581,287
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,071,800
Subseries 2002 A-6, Ref. VRD RB(h)	3.40%	07/01/2035	3,735	3,735,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles Unified School District (Election of 2008); Series 2016 A, GO Bonds	5.00%	07/01/2040	$2,195	$2,203,394
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.00%	07/01/2042	10,000	11,414,278
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	290	299,491
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	654,982
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,287,158
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	352,282
Series 2018 B, RB	5.00%	09/01/2033	250	259,056
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	320,366
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	508,815
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2038	555	568,536
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	479,470
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	610,186
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,013
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	307,372
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGM)(a)	4.00%	08/01/2045	4,000	3,986,484
Northern California Energy Authority; Series 2024, Ref. RB(c)	5.00%	08/01/2030	5,000	5,357,378
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,090	1,090,501
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	660,945
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,011
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,029
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	249,887
Series 2024, RB	5.00%	09/01/2032	240	262,722
Series 2024, RB	5.00%	09/01/2033	250	274,466
Series 2024, RB	5.00%	09/01/2034	265	291,041
Series 2024, RB	5.00%	09/01/2039	525	564,542
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,009,184
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,002,947
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,251,752
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,502,091
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	290,572
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	301,860
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	318,023
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	252,342
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	275,160
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	297,018
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,301
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,095,187
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,539,509
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,661,817
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	5,473,777
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,077,128
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,025,844
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	185,276
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	205,306
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,821,846
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	$10	$10,124
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,112
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,834
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,050	4,110,876
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	502,428
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	203,174
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2035	1,000	1,173,096
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2036	1,000	1,167,280
Series 2024, Ref. RB (INS - AGM)(a)	5.00%	10/01/2037	1,000	1,160,468
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	504,990
Series 2020, RB	4.00%	09/01/2037	500	501,130
Series 2020, RB	4.00%	09/01/2040	350	340,830
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	294,050
Series 2021, RB	4.00%	09/01/2036	305	305,308
Series 2021, RB	4.00%	09/01/2037	320	318,635
Series 2021, RB	4.00%	09/01/2038	330	324,710
Series 2021, RB	4.00%	09/01/2039	345	332,943
Series 2021, RB	4.00%	09/01/2040	190	184,391
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,600,718
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,843,218
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,453,167
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,481
Series 2013, RB	5.00%	09/01/2026	440	440,598
Series 2013, RB	5.00%	09/01/2027	405	405,546
Series 2013, RB	5.00%	09/01/2028	500	500,651
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	337,954
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	734,169
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	237,896
Series 2020, RB	4.00%	09/01/2035	275	277,596
Series 2020, RB	4.00%	09/01/2037	320	320,410
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	10,002,589
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,779,273
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,901,895
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,854
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	715	715,777
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,428
Sacramento (County of), CA;
Series 2016 B, Ref. RB	5.00%	07/01/2041	6,560	6,701,894
Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	6,000	6,215,131
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	596,454
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,019
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	285	288,434
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	$100	$100,925
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,509
Series 2021, Ref. RB	4.00%	09/01/2028	100	101,888
Series 2021, Ref. RB	4.00%	09/01/2029	100	101,813
Series 2021, Ref. RB	4.00%	09/01/2030	100	101,482
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2025	190	191,568
Series 2013, Ref. RB	5.13%	09/02/2026	205	206,911
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,031
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,221
Series 2013, Ref. RB	5.38%	09/02/2029	230	232,391
Series 2013, Ref. RB	5.38%	09/02/2030	240	242,294
Series 2013, Ref. RB	5.50%	09/02/2031	250	252,467
Series 2013, Ref. RB	5.50%	09/02/2032	270	272,598
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,757
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,876
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,874
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,865
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,255	6,555,971
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,265,021
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,011,653
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	40	40,062
San Diego (County of), CA Water Authority; Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	95	95,118
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	10	10,359
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(b)	5.00%	05/01/2041	10,000	10,079,266
Series 2016, RB(b)	5.00%	05/01/2046	5,000	5,017,119
Series 2018 D, RB(b)	5.00%	05/01/2043	8,000	8,147,567
Series 2019 A, RB(b)	5.00%	05/01/2044	1,000	1,023,812
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(e)	5.00%	09/01/2027	230	241,178
Series 2022 A, RB(e)	5.00%	09/01/2032	400	435,400
Series 2022 B, RB(e)	5.00%	09/01/2032	400	435,400
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	951,564
San Jose (City of), CA;
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	511,925
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,021,774
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,276,053
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,000
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,750	1,752,214
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	5	5,006
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.85%	08/01/2031	1,225	1,228,005
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	1,240	1,240,518
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2025	925	926,277
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,056
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,564
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,542
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	650	661,331
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	261,257
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2036	6,000	3,240,668
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,052
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	$905	$906,903
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,146,069
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,394,355
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGM)(a)	4.00%	10/01/2034	500	500,155
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(c)	5.00%	09/01/2030	10,000	10,641,956
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,228,782
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,095,587
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,892,340
Series 2019, Ref. RB	5.00%	06/01/2048	12,205	12,385,716
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,471
Series 2013, RB	5.00%	10/01/2026	415	415,378
Series 2013, RB	5.00%	10/01/2027	700	701,092
Series 2013, RB	5.00%	10/01/2028	1,465	1,467,240
Series 2013, RB	5.00%	10/01/2029	1,490	1,492,136
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	221,556
Series 2021, Ref. RB	4.00%	09/01/2028	260	263,795
Series 2021, Ref. RB	4.00%	09/01/2030	300	303,999
Series 2021, Ref. RB	4.00%	09/01/2032	100	100,568
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,064,315
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,689,939
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	10	10,150
Series 2002, RB	6.25%	09/01/2032	25	25,052
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,768
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2025	445	449,219
Series 2013, Ref. RB	5.00%	09/01/2026	470	474,601
Series 2013, Ref. RB	5.00%	09/01/2027	490	494,787
Series 2013, Ref. RB	5.00%	09/01/2028	515	519,926
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,189,207
University of California; Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,894,254
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	10	10,116
Series 2003 A, RB	6.13%	09/01/2034	30	30,352
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,926,671
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	20	20,043
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,338,856
				695,396,530
Puerto Rico–2.88%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,115	3,131,276
Series 2002, RB	5.63%	05/15/2043	335	338,989
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB(i)(j)	0.00%	08/01/2025	1,400	0
Series 2011, RB(i)(j)	0.00%	12/31/2025	600	0
Series 2011, RB(i)(j)	0.00%	08/01/2026	3,300	0
Series 2011, RB(i)(j)	0.00%	08/01/2031	1,750	0
PR Custodial Trust; Series 2003 A, GO(i)	0.00%	03/15/2049	144	10,829
PRHTA Custodial Trust;
Series 2022 G, RB(f)	5.00%	12/06/2049	19	3,951
Series 2022 L, RB(f)	5.25%	12/06/2049	277	57,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	$215	$152,453
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,422	4,446,539
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	192,812
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	195,415
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	196,732
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	349,812
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	150,587
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	128,148
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	168,816
Subseries 2022, RN(i)	0.00%	11/01/2043	688	433,161
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(e)	5.00%	07/01/2025	4,060	4,075,227
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,222
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,017
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	225	218,391
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $227,894)(g)	6.63%	01/01/2027	193	191,059
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,778,384)(g)	6.63%	01/01/2028	1,472	1,453,576
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,058,764
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,011
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,685
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,246
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,980
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,021
Series 2019 A-2, RB	4.54%	07/01/2053	46	45,739
Series 2019 A-2, RB	4.78%	07/01/2058	620	613,326
				21,124,142
Guam–0.15%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,078,324
Northern Mariana Islands–0.13%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	1,010	942,293
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2025	170	171,498
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	126,243
				297,741
Total Municipal Obligations (Cost $723,051,334)				718,839,030
U.S. Dollar Denominated Bonds & Notes–0.03%
California–0.02%
CalPlant I LLC; Exit Facility(e)(j)	15.00%	07/01/2025	725	142,256
Puerto Rico–0.01%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	78	75,386
Total U.S. Dollar Denominated Bonds & Notes (Cost $801,603)				217,642
			Shares
MuniFund Preferred Shares–0.63%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $4,600,000)(e)(h)			4,600,000	4,600,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term California Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)	32,378	$0
TOTAL INVESTMENTS IN SECURITIES(k)–98.76% (Cost $728,452,937)		723,656,672
OTHER ASSETS LESS LIABILITIES–1.24%		9,099,611
NET ASSETS–100.00%		$732,756,283
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
UCR	– University of California Riverside
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $84,141,424, which represented 11.48% of the Fund’s Net Assets.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $123,814, which represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at February 28, 2025 was $1,707,140, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $728,452,937)	$723,656,672
Cash	1,713,718
Receivable for:
Investments sold	230,000
Fund shares sold	443,711
Interest	9,775,932
Investments matured, at value (Cost $4,552,842)	60,592
Investment for trustee deferred compensation and retirement plans	42,920
Other assets	118,971
Total assets	736,042,516
Liabilities:
Payable for:
Investments purchased	1,945,000
Dividends	836,209
Fund shares reacquired	213,261
Accrued fees to affiliates	156,259
Accrued interest expense	6,393
Accrued trustees’ and officers’ fees and benefits	7,647
Accrued other operating expenses	78,544
Trustee deferred compensation and retirement plans	42,920
Total liabilities	3,286,233
Net assets applicable to shares outstanding	$732,756,283
Net assets consist of:
Shares of beneficial interest	$826,552,161
Distributable earnings (loss)	(93,795,878)
$732,756,283
Net Assets:
Class A	$252,437,203
Class C	$14,387,648
Class Y	$455,282,792
Class R6	$10,648,640
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	80,951,297
Class C	4,636,255
Class Y	145,671,768
Class R6	3,417,923
Class A:
Net asset value per share	$3.12
Maximum offering price per share (Net asset value of $3.12 ÷ 97.50%)	$3.20
Class C:
Net asset value and offering price per share	$3.10
Class Y:
Net asset value and offering price per share	$3.13
Class R6:
Net asset value and offering price per share	$3.12
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term California Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$27,769,722
Expenses:
Advisory fees	2,839,248
Administrative services fees	98,919
Custodian fees	6,672
Distribution fees:
Class A	629,952
Class C	168,147
Interest, facilities and maintenance fees	228,721
Transfer agent fees — A, C and Y	481,194
Transfer agent fees — R6	996
Trustees’ and officers’ fees and benefits	27,491
Registration and filing fees	67,764
Reports to shareholders	31,567
Professional services fees	100,226
Other	14,355
Total expenses	4,695,252
Less: Expense offset arrangement(s)	(1,231)
Net expenses	4,694,021
Net investment income	23,075,701
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(140,357))	(1,785,742)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(1,650,154)
Net realized and unrealized gain (loss)	(3,435,896)
Net increase in net assets resulting from operations	$19,639,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$23,075,701	$21,352,703
Net realized gain (loss)	(1,785,742)	(5,796,212)
Change in net unrealized appreciation (depreciation)	(1,650,154)	11,502,379
Net increase in net assets resulting from operations	19,639,805	27,058,870
Distributions to shareholders from distributable earnings:
Class A	(7,580,156)	(7,625,718)
Class C	(375,303)	(457,882)
Class Y	(13,506,620)	(11,881,084)
Class R6	(254,521)	(156,769)
Total distributions from distributable earnings	(21,716,600)	(20,121,453)
Share transactions–net:
Class A	(1,201,016)	(38,563,235)
Class C	(4,380,821)	(7,470,711)
Class Y	73,152,014	(3,318,507)
Class R6	4,483,258	1,580,937
Net increase (decrease) in net assets resulting from share transactions	72,053,435	(47,771,516)
Net increase (decrease) in net assets	69,976,640	(40,834,099)
Net assets:
Beginning of year	662,779,643	703,613,742
End of year	$732,756,283	$662,779,643
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term California Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$3.13	$0.10	$(0.02)	$0.08	$(0.09)	$3.12	2.71%	$252,437	0.81%	0.81%	0.78%	3.21%	25%
Year ended 02/29/24	3.09	0.09	0.04	0.13	(0.09)	3.13	4.20	254,397	0.93	0.93	0.78	3.02	26
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83	0.83	0.77	2.30	59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80	0.80	0.76	1.66	29
Year ended 02/28/21	3.42	0.08	(0.08)	0.00	(0.08)	3.34	0.09	317,908	0.85	0.85	0.79	2.35	27
Class C
Year ended 02/28/25	3.11	0.08	(0.02)	0.06	(0.07)	3.10	1.94	14,388	1.56	1.56	1.53	2.46	25
Year ended 02/29/24	3.08	0.07	0.02	0.09	(0.06)	3.11	3.11	18,816	1.68	1.68	1.53	2.27	26
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58	1.58	1.52	1.55	59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55	1.55	1.51	0.91	29
Year ended 02/28/21	3.40	0.05	(0.07)	(0.02)	(0.06)	3.32	(0.65)	46,761	1.60	1.60	1.54	1.60	27
Class Y
Year ended 02/28/25	3.13	0.11	(0.01)	0.10	(0.10)	3.13	3.30	455,283	0.56	0.56	0.53	3.46	25
Year ended 02/29/24	3.10	0.10	0.03	0.13	(0.10)	3.13	4.14	383,361	0.68	0.68	0.53	3.27	26
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58	0.58	0.52	2.55	59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55	0.55	0.51	1.91	29
Year ended 02/28/21	3.43	0.09	(0.08)	0.01	(0.09)	3.35	0.35	340,628	0.60	0.60	0.54	2.60	27
Class R6
Year ended 02/28/25	3.12	0.11	(0.01)	0.10	(0.10)	3.12	3.36	10,649	0.50	0.50	0.47	3.52	25
Year ended 02/29/24	3.09	0.10	0.03	0.13	(0.10)	3.12	4.19	6,206	0.62	0.62	0.47	3.33	26
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52	0.52	0.46	2.61	59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49	0.49	0.45	1.97	29
Year ended 02/28/21	3.41	0.09	(0.07)	0.02	(0.09)	3.34	0.70	10,792	0.53	0.54	0.47	2.67	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term California Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
17
Invesco Limited Term California Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
18
Invesco Limited Term California Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $4,640 in front-end sales commissions from the sale of Class A shares and $33,235 and $63 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
19
Invesco Limited Term California Municipal Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$718,839,030	$0	$718,839,030
MuniFund Preferred Shares	—	4,600,000	—	4,600,000
U.S. Dollar Denominated Bonds & Notes	—	—	217,642	217,642
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	723,439,030	217,642	723,656,672
Other Investments - Assets
Investments Matured	—	13,500	47,092	60,592
Total Investments	$—	$723,452,530	$264,734	$723,717,264
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $61,167,226 and securities sales of $28,228,935, which resulted in net realized gains (losses) of $(140,357).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,231.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $7,397 with an average interest rate of 4.69%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$313,802	$477,028
Ordinary income-tax-exempt	21,402,798	19,644,425
Total distributions	$21,716,600	$20,121,453

*	Includes short-term capital gain distributions, if any.

20
Invesco Limited Term California Municipal Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$5,040,086
Net unrealized appreciation (depreciation) — investments	(9,175,747)
Temporary book/tax differences	(40,608)
Capital loss carryforward	(89,619,609)
Shares of beneficial interest	826,552,161
Total net assets	$732,756,283
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$23,498,776	$66,120,833	$89,619,609
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $242,037,933 and $164,218,488, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,753,128
Aggregate unrealized (depreciation) of investments	(14,928,875)
Net unrealized appreciation (depreciation) of investments	$(9,175,747)
Cost of investments for tax purposes is $732,893,011.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $101,518 and undistributed net realized gain (loss) was decreased by $101,518. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	24,362,991	$76,063,002	18,376,923	$56,956,423
Class C	461,074	1,433,152	975,475	2,995,746
Class Y	68,306,796	213,688,252	62,461,352	193,774,653
Class R6	2,210,742	6,911,418	1,443,730	4,469,592
Issued as reinvestment of dividends:
Class A	1,544,962	4,823,758	1,564,158	4,849,511
Class C	77,231	239,970	96,624	298,004
Class Y	2,445,774	7,654,158	2,161,460	6,716,895
Class R6	58,478	182,430	31,255	96,761
Automatic conversion of Class C shares to Class A shares:
Class A	906,844	2,829,837	1,294,266	3,992,416
Class C	(911,292)	(2,829,837)	(1,300,236)	(3,992,416)
21
Invesco Limited Term California Municipal Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(27,203,193)	$(84,917,613)	(33,663,760)	$(104,361,585)
Class C	(1,037,871)	(3,224,106)	(2,198,067)	(6,772,045)
Class Y	(47,366,907)	(148,190,396)	(65,768,358)	(203,810,055)
Class R6	(837,613)	(2,610,590)	(967,936)	(2,985,416)
Net increase (decrease) in share activity	23,018,016	$72,053,435	(15,493,114)	$(47,771,516)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco Limited Term California Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Limited Term California Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Limited Term California Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee, and broker; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
23
Invesco Limited Term California Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.56%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
24
Invesco Limited Term California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Invesco Limited Term California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTCAM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Schedule of Investments
22	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Tax Information
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.81%
Alabama–3.34%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,152,922
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(a)	4.00%	10/01/2027	12,950	12,994,343
Series 2023 B, RB(a)	5.25%	12/01/2030	5,000	5,390,698
Series 2024 A, RB(a)	5.25%	09/01/2032	2,815	3,049,082
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	17,500	17,588,328
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(a)	4.00%	10/01/2026	12,530	12,611,191
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	4,000	4,028,166
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(a)	4.00%	12/01/2026	15,000	15,098,042
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2038	4,000	4,407,506
Series 2024, Ref. RB	5.00%	10/01/2039	6,000	6,598,015
Series 2024, Ref. RB	5.25%	10/01/2045	3,500	3,777,323
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(a)	3.30%	03/12/2026	3,500	3,508,544
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	3,000	3,219,761
				94,423,921
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority (Tanana Chiefs Conference); Series 2015-3, Ref. RB	5.25%	10/01/2036	2,000	2,002,805
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,020,847
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,810	2,809,861
				6,833,513
Arizona–1.78%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,393,441
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(b)	4.50%	07/15/2029	1,250	1,212,044
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,112,724
Series 2023, RB	5.00%	11/01/2040	1,000	1,085,761
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(b)	5.00%	02/15/2026	175	176,661
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	1,010	1,041,039
Series 2016, Ref. RB	5.00%	01/01/2035	5,000	5,149,028
Series 2023 A-1, RB(a)	5.00%	05/15/2026	5,000	5,102,281
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(b)	3.00%	07/01/2031	625	589,548
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,317,593
Series 2018, RB	5.00%	07/01/2042	4,500	4,688,456
Phoenix Civic Improvement Corp.; Series 2017, Ref. RB	5.00%	07/01/2039	7,125	7,271,535
Pima (County of), AZ Industrial Development Authority (The) (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	680	625,028
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,022,792
University of Arizona (The) (Green Bonds); Series 2016 B, RB	5.00%	06/01/2042	2,515	2,562,927
University of Arizona Board of Regents; Series 2016 C, RB	5.00%	07/01/2042	1,615	1,646,177
University of Arizona Board of Regents (Social Bonds); Series 2022 A, RB	5.00%	07/01/2038	1,150	1,283,155
				50,280,190
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–4.69%
Bay Area Toll Authority;
Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC)(c)(d)	1.05%	04/01/2055	$5,000	$5,000,000
Series 2024 H, VRD RB (LOC - Bank of America, N.A.)(c)(d)	1.05%	04/01/2059	12,160	12,160,000
California (State of); Series 2024, GO Bonds	5.00%	09/01/2039	10,000	11,538,971
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	9,000	9,701,481
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(a)	5.25%	04/01/2030	6,000	6,380,241
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	865	876,475
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	495	502,116
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,004
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,247,003
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	14,186	14,276,517
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,457
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,722	5,695,509
Series 2023-1, RB	4.38%	09/20/2036	4,930	5,118,033
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	620	617,748
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(b)	2.38%	11/15/2028	425	420,420
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	2,000	2,039,451
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(e)	5.00%	06/01/2025	10,000	10,058,674
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2025	3,000	2,963,916
Northern California Energy Authority; Series 2024, Ref. RB(a)	5.00%	08/01/2030	6,400	6,857,444
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,235	1,235,567
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	5.00%	08/01/2038	1,000	1,154,339
Sacramento (County of), CA; Series 2016 B, Ref. RB	5.00%	07/01/2036	1,445	1,483,021
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,971,595
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	1,990	2,048,084
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,791,300
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,100,482
Series 2019, Ref. RB	5.00%	06/01/2048	910	923,474
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(b)(c)	1.96%	10/01/2049	2,600	2,600,000
University of California; Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,576,830
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,080,338
				132,663,490
Colorado–2.00%
Adams & Weld Counties School District No. 27J Brighton; Series 2015, GO Bonds	5.00%	12/01/2040	1,040	1,049,418
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	1,790	1,845,030
Colorado (State of); Series 2017 J, COP	5.25%	03/15/2042	1,250	1,289,208
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,799,561
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	976,911
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 B-2, RB(a)	5.00%	08/01/2026	2,000	2,032,133
Series 2024 A, Ref. RB	5.00%	12/01/2039	5,000	5,565,455
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,028,830
Colorado Springs (City of), CO; Series 2023 B, Ref. RB	5.00%	11/15/2039	2,740	3,085,774
Copper Ridge Metropolitan District; Series 2019, RB	5.00%	12/01/2039	4,250	4,042,977
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,125,092
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,595,503
Series 2023 A, Ref. RB	5.00%	11/15/2038	1,000	1,122,276
Series 2023 A, Ref. RB	5.00%	11/15/2039	1,900	2,114,513
Series 2023 A, Ref. RB	5.00%	11/15/2040	2,375	2,637,599
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver City & County School District No. 1; Series 2025 A, GO Bonds	5.25%	12/01/2041	$1,700	$1,959,572
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,997,285
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(b)	3.75%	12/01/2029	483	470,407
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.50%	12/01/2038	1,200	1,380,530
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,500	1,557,590
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,670	1,755,651
Sheridan (City of), CO; Series 2017, GO Bonds	5.00%	12/01/2037	2,370	2,391,463
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,769,566
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	6,073,673
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(b)	6.00%	12/01/2038	1,000	1,045,433
				56,711,450
Connecticut–0.89%
Connecticut (State of) (Transportation Infrastructure);
Series 2016 A, RB	5.00%	09/01/2030	1,965	2,023,057
Series 2016 A, RB	5.00%	09/01/2036	4,000	4,094,793
Connecticut (State of) Housing Finance Authority; Series 2020 C-3, VRD RB(c)	2.89%	11/15/2050	12,000	12,000,000
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	5,680	6,000,132
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	1,160	1,168,950
				25,286,932
District of Columbia–1.57%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,045,034
Series 2023 A, RB	5.00%	05/01/2039	4,000	4,497,198
Series 2023 A, RB	5.00%	05/01/2040	5,000	5,582,140
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,358,403
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	355	366,459
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,133,310
Series 2024 B, Ref. VRD RB(c)	1.50%	10/01/2054	10,700	10,700,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	5,000	5,134,396
Series 2018, RB	5.00%	07/01/2037	1,000	1,037,504
Series 2018, RB	5.00%	07/01/2043	7,250	7,437,262
				44,291,706
Florida–5.44%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,824,076
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group);
Series 2024, Ref. RB	5.00%	04/01/2038	3,565	4,007,687
Series 2024, Ref. RB	5.00%	04/01/2039	5,000	5,578,541
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,815,406
Capital Trust Authority (Classical Academy of Sarasota (The)); Series 2024, RB(b)	5.00%	07/01/2039	1,480	1,500,842
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,158,774
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	750	753,658
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,085,561
East Nassau Stewardship District (PDP No. 4); Series 2024, RB	5.25%	05/01/2029	3,150	3,149,887
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(b)	5.25%	06/15/2029	1,200	1,208,605
Florida Housing Finance Corp.;
Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	1,395	1,405,365
Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	2,995	3,296,171
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(c)	1.45%	10/01/2042	11,000	11,000,000
Greater Orlando Aviation Authority; Series 2016 B, RB	5.00%	10/01/2042	3,630	3,683,605
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,846,202
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	2,966,458
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,034,588
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
JEA Electric System; Series 2024 A, Ref. RB	5.00%	10/01/2039	$500	$570,393
JEA Water & Sewer System; Series 2008 A-2, VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(d)	2.35%	10/01/2042	10,920	10,920,000
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,158,024
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 A, Ref. COP(a)(e)	5.00%	05/01/2025	1,690	1,695,760
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,017,209
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	528,281
Series 2016, GO Bonds	5.00%	03/15/2037	2,000	2,037,193
Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2041	1,865	2,029,335
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,347,803
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,135	10,300,926
Series 2017 A, RB	5.00%	10/01/2034	5,110	5,168,951
Series 2024 B, RB	5.00%	10/01/2039	390	438,999
Miami-Dade (County of), FL Expressway Authority; Series 2013 A, RB	5.00%	07/01/2033	1,000	1,002,275
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,607,702
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,241,747
Series 2016 A, Ref. RB	5.00%	10/01/2036	6,210	6,362,080
Orange (County of), FL School Board; Series 2016 C, Ref. COP(a)(e)	5.00%	08/01/2026	4,475	4,612,510
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,910,702
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,108,052
Palm Beach County School District;
Series 2023 A, COP	5.00%	08/01/2037	1,500	1,690,076
Series 2023 A, COP	5.00%	08/01/2038	1,500	1,681,233
Series 2023 A, COP	5.00%	08/01/2039	2,250	2,505,339
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	495	497,748
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,985	1,959,645
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,101,164
Seminole County School Board; Series 2016 C, COP	5.00%	07/01/2036	1,000	1,022,706
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,095,326
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,336,041
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	5.00%	08/15/2042	6,000	6,126,932
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2025	180	178,942
Series 2021, Ref. RB	4.00%	12/15/2026	185	182,767
Series 2021, Ref. RB	4.00%	12/15/2027	215	211,234
Series 2021, Ref. RB	4.00%	12/15/2028	200	195,390
Series 2021, Ref. RB	4.00%	12/15/2029	220	214,046
Series 2021, Ref. RB	4.00%	12/15/2030	200	193,717
Series 2021, Ref. RB	4.00%	12/15/2031	205	197,420
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2036	1,075	1,085,363
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(b)	4.25%	05/01/2028	695	701,937
Series 2023, RB(b)	4.38%	05/01/2033	995	1,021,877
Series 2024, RB(b)	3.75%	05/01/2029	1,000	999,901
Series 2024, RB(b)	4.00%	05/01/2034	1,250	1,252,138
				153,824,310
Georgia–3.49%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	20,000	20,044,096
Atlanta (City of), GA (Green Bonds);
Series 2024, RB (INS - BAM)(f)	5.00%	11/01/2040	1,000	1,134,012
Series 2024, RB (INS - BAM)(f)	5.00%	11/01/2041	1,250	1,400,590
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(a)	5.75%	06/01/2025	$5,000	$5,000,463
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(b)	5.00%	04/01/2034	1,500	1,524,969
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,661,344
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	6,022,468
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,394,623
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	669,017
Main Street Natural Gas, Inc.;
Series 2021 A, RB(a)	4.00%	09/01/2027	20,880	21,193,478
Series 2021 C, RB(a)	4.00%	12/01/2028	5,000	5,040,035
Series 2022 C, RB(b)	4.00%	11/01/2025	2,990	2,994,357
Series 2023 C, RB(a)	5.00%	09/01/2030	2,000	2,123,563
Series 2024 A, RB(a)	5.00%	09/01/2031	10,000	10,723,138
Series 2024 B, RB(a)	5.00%	03/01/2032	3,600	3,878,476
Worth County School District; Series 2017, GO Bonds	5.00%	12/01/2042	4,905	5,039,519
				98,844,148
Hawaii–1.03%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2038	7,240	8,089,029
Series 2024, RB	5.00%	07/01/2039	7,615	8,444,248
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	4.00%	11/01/2036	100	100,015
Series 2015 C, Ref. GO Bonds	4.00%	10/01/2032	4,980	4,996,010
Series 2017 A, GO Bonds	5.00%	09/01/2041	1,770	1,832,936
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,090,995
Series 2023, RB(a)	5.00%	06/01/2026	3,625	3,702,986
				29,256,219
Idaho–0.21%
Canyon County School District No. 139 Vallivue; Series 2015 A, GO Bonds	5.00%	09/15/2034	775	782,897
Idaho (State of) Housing & Finance Association;
Series 2023 A, RB	5.00%	08/15/2039	1,650	1,856,239
Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,970	3,288,020
				5,927,156
Illinois–5.72%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGM)(f)	5.00%	11/01/2038	1,250	1,370,734
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2035	2,500	2,532,275
Series 2016 B, Ref. RB	5.00%	01/01/2041	6,000	6,056,456
Series 2016 C, Ref. RB	5.00%	01/01/2038	1,500	1,517,572
Series 2017 B, Ref. RB	5.00%	01/01/2039	1,125	1,153,928
Series 2017 C, Ref. RB	5.00%	01/01/2041	1,000	1,021,339
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,733,504
Series 2017 D, RB	5.25%	01/01/2036	5,000	5,162,587
Series 2017 D, RB	5.25%	01/01/2042	6,555	6,712,492
Series 2024 B, RB	5.00%	01/01/2040	1,850	2,057,124
Series 2024 D, Ref. RB	5.00%	01/01/2040	1,040	1,167,514
Series 2024 D, Ref. RB	5.00%	01/01/2041	1,400	1,551,454
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(f)(g)	0.00%	12/01/2025	735	715,108
Chicago (City of), IL Midway International Airport; Series 2016 B, Ref. RB	4.00%	01/01/2034	1,000	1,001,973
Chicago (City of), IL Transit Authority;
Series 2024 A, Ref. RB	5.00%	12/01/2041	2,275	2,498,241
Series 2024 A, Ref. RB	5.00%	12/01/2042	1,510	1,645,349
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	$1,900	$1,978,497
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,032,860
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,052,501
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2041	500	553,538
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,096,759
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,663
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,034,019
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,119,751
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,021,120
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,954,578
Illinois (State of) Finance Authority;
Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,663,526
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,844,916
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,990	2,061,510
Illinois (State of) Finance Authority (Ascension Health); Series 2016 C, Ref. RB	5.00%	02/15/2036	2,500	2,575,179
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(b)	4.30%	08/01/2028	1,220	1,230,853
Series 2023, Ref. RB(b)	5.25%	08/01/2038	1,300	1,408,781
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,534,920
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	380	391,583
Series 2017, Ref. RB	5.00%	08/01/2031	375	385,808
Series 2017, Ref. RB	5.00%	08/01/2033	470	482,167
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	6,440	6,486,602
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(f)(g)	0.00%	12/15/2032	15,000	11,305,869
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	7,430	7,430,617
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,182,561
Series 2015 A, RB	5.00%	01/01/2040	6,500	6,537,026
Series 2015 B, RB	5.00%	01/01/2036	10,000	10,145,748
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,031,300
Kane & DeKalb (Counties of), IL Community Unit School District No. 301; Series 2017, GO Bonds	5.00%	01/01/2033	1,235	1,283,357
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	1,000	1,011,445
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.00%	01/01/2026	280	278,303
Series 2020, Ref. RB	3.10%	01/01/2027	290	285,988
Series 2020, Ref. RB	3.25%	01/01/2028	305	302,229
Series 2020, Ref. RB	3.35%	01/01/2029	320	317,792
Series 2020, Ref. RB	3.50%	01/01/2030	330	325,644
Series 2020, Ref. RB	3.60%	01/01/2031	345	341,578
Series 2020, Ref. RB	3.70%	01/01/2032	490	484,640
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,749,469
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2029	3,430	3,608,093
Railsplitter Tobacco Settlement Authority; Series 2017, RB(e)	5.00%	06/01/2026	5,135	5,280,382
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2026	6,525	6,636,482
Springfield (City of), IL; Series 2015, Ref. RB(a)(e)	5.00%	03/01/2025	6,905	6,905,000
				161,751,304
Indiana–1.27%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(f)	1.99%	02/15/2027	4,100	3,996,049
Indiana (State of) Finance Authority; Series 2015, RB	5.00%	03/01/2036	2,480	2,482,499
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	764,589
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,183,581
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	$7,000	$7,029,534
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,192,600
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,249,953
				35,898,805
Iowa–1.27%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(e)	4.00%	12/01/2032	10,000	10,848,689
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,070	1,051,988
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	21,880	22,353,006
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,731,915
				35,985,598
Kansas–1.26%
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(a)	5.00%	11/15/2031	17,450	19,452,318
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,699,387
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	10,020	10,054,182
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,046,065
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,500,717
				35,752,669
Kentucky–2.17%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	430	435,630
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,412,989
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,045,778
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	1,000	1,109,312
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 C-1, RB(a)(e)	4.00%	06/01/2025	11,970	12,003,685
Series 2019 C, RB(a)	4.00%	02/01/2028	5,075	5,125,609
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	15,000	16,322,774
Series 2024 A, RB(a)	5.00%	07/01/2030	5,455	5,782,031
Series 2025 A, Ref. RB(a)	5.25%	12/01/2029	6,500	6,930,491
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,783,412
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,217,430
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,266,990
				61,436,131
Louisiana–0.39%
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,087,930
Series 2022 A, Ref. RB (SOFR + 0.50%)(a)(h)	3.57%	05/01/2026	3,460	3,452,845
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,840	4,140,807
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	351,963
				11,033,545
Maryland–1.63%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,368,832
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,643,453
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,832,772
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,793,087
Series 2024, RB	4.13%	12/01/2043	1,000	965,769
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 A, RB	5.00%	08/15/2027	2,000	2,001,361
Series 2017 A, RB	5.00%	05/15/2042	3,125	3,198,898
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	11,920	12,007,617
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(c)	1.50%	06/01/2027	$14,210	$14,210,000
				46,021,789
Massachusetts–1.35%
Massachusetts (Commonwealth of);
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2035	10,000	10,053,433
Series 2017 A, GO Bonds	5.00%	04/01/2035	7,000	7,282,451
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds);
Series 2023-25B, RB	5.00%	02/01/2040	500	559,770
Series 2025-23B, RB	5.00%	02/01/2042	1,000	1,129,553
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,750	1,762,203
Series 2016 I, Ref. RB	5.00%	07/01/2036	1,175	1,195,156
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	849,056
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	385	385,156
Massachusetts (Commonwealth of) School Building Authority; Series 2015 D, Ref. RB	5.00%	08/15/2037	15,000	15,115,175
				38,331,953
Michigan–4.37%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,367,956
Grandville Public Schools; Series 2015-II, GO Bonds(a)(e)	5.00%	05/01/2025	1,750	1,755,965
Great Lakes Water Authority; Series 2016 C, Ref. RB	5.00%	07/01/2036	1,660	1,700,123
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,546,948
L’Anse Creuse Public Schools;
Series 2025 I, GO Bonds	5.00%	05/01/2041	1,000	1,106,924
Series 2025 I, GO Bonds	5.00%	05/01/2042	1,500	1,649,751
Livonia Public Schools; Series 2016, GO Bonds (INS - AGM)(f)	5.00%	05/01/2040	4,365	4,441,096
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2038	3,750	3,786,815
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,581,818
Series 2016 I, Ref. RB	5.00%	04/15/2041	8,450	8,631,665
Series 2020, Ref. VRD RB(c)	1.96%	10/15/2042	2,000	2,000,000
Series 2023 I-M, VRD RB(c)	1.96%	04/15/2058	10,000	10,000,000
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	925	939,693
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	11,325	11,409,915
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015, RB	5.00%	07/01/2035	7,830	7,865,828
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,809,154
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,340,321
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,012,551
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,860,749
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,875	7,472,668
Michigan State University Board of Trustees; Series 2015 A, RB	5.00%	08/15/2040	2,075	2,088,921
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,327,735
Rib Floater Trust; Series 2022-047, VRD RB(b)(c)	1.55%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds	5.00%	05/01/2031	1,500	1,535,286
Rockford Public Schools;
Series 2016, Ref. GO Bonds	5.00%	05/01/2038	1,025	1,043,456
Series 2016, Ref. GO Bonds	5.00%	05/01/2039	1,025	1,043,221
Troy School District;
Series 2023, GO Bonds	5.00%	05/01/2042	1,335	1,446,313
Series 2023, GO Bonds	5.00%	05/01/2043	1,310	1,411,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2015 D, RB (INS - AGM)(f)	5.00%	12/01/2040	$8,165	$8,240,975
Series 2018, RB	5.00%	12/01/2037	1,250	1,323,257
Series 2021 A, RB	5.00%	12/01/2034	1,650	1,832,501
Series 2021 A, RB	5.00%	12/01/2036	1,685	1,860,997
Series 2021 A, RB	5.00%	12/01/2038	2,000	2,195,331
Series 2021 A, RB	5.00%	12/01/2039	1,855	2,022,155
Wayne State University;
Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,816,752
Series 2018 A, RB	5.00%	11/15/2036	1,120	1,132,414
				123,600,816
Minnesota–0.68%
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,246,033
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,833,712
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.s. Bank N.A.)(c)(d)	1.60%	04/01/2037	1,555	1,555,000
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,551,089
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2039	3,570	4,002,151
University of Minnesota; Series 2016 A, RB	5.00%	04/01/2041	5,000	5,074,584
Western Minnesota Municipal Power Agency; Series 2015 A, Ref. RB	5.00%	01/01/2031	1,820	1,852,210
				19,114,779
Mississippi–0.44%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,465,573
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,077,315
				12,542,888
Missouri–2.04%
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,669,892
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,200	1,159,145
Missouri (State of) Health & Educational Facilities Authority (BJC Health System); Series 2014, RB	5.00%	01/01/2044	5,000	5,006,092
Missouri (State of) Health & Educational Facilities Authority (Coxhealth);
Series 2015 A, Ref. RB	5.00%	11/15/2032	2,615	2,642,701
Series 2015 A, Ref. RB	5.00%	11/15/2033	1,800	1,818,459
Series 2015 A, Ref. RB	5.00%	11/15/2034	3,200	3,231,100
Series 2015 A, Ref. RB	5.00%	11/15/2039	3,200	3,220,636
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	669,548
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	122,951
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,271,130
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,806,830
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	5,815	6,218,189
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2022, GO Bonds	5.25%	03/01/2038	2,500	2,814,532
Pattonville R-3 School District;
Series 2018 A, GO Bonds	5.00%	03/01/2036	1,700	1,733,957
Series 2018 A, GO Bonds	5.00%	03/01/2037	2,095	2,134,986
Series 2018 A, GO Bonds	5.00%	03/01/2038	1,000	1,018,002
St. Charles (City of), MO;
Series 2024 A, GO Bonds	5.00%	03/01/2040	1,155	1,293,064
Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,773,430
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,097,813
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	$930	$926,830
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	5.00%	10/01/2033	1,105	1,108,730
				57,738,017
Nebraska–0.75%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	906,516
Douglas (County of), NE (Creighton University); Series 2021, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(a)(h)	2.39%	09/01/2026	7,770	7,696,200
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,390,083
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	3,000	3,090,595
Omaha Public Power District; Series 2016 A, Ref. RB	5.00%	02/01/2041	1,810	1,833,315
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,318,498
				21,235,207
Nevada–1.23%
Clark (County of), NV; Series 2015, RB	5.00%	07/01/2035	4,500	4,522,068
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	7,150	7,181,634
Clark County School District; Series 2015 C, Ref. GO Bonds (INS - BAM)(f)	5.00%	06/15/2027	4,000	4,062,012
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,798,443
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,531,883
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2038	1,340	1,366,851
Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	1,680	1,708,724
Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	3,750	3,828,829
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(b)	2.75%	06/15/2028	1,650	1,619,770
Washoe (County of), NV (Sierra Pacific Power Corp.); Series 2016, Ref. RB(a)	3.63%	10/01/2029	4,015	4,055,441
				34,675,655
New Hampshire–1.50%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	1,746	1,758,084
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,205	8,257,308
Series 2022-2A, RB	4.00%	10/20/2036	6,656	6,512,797
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	2,995	2,984,978
Series 2024-1A, RB	4.25%	07/20/2041	6,989	6,849,241
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	9,966	9,606,487
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(g)	0.00%	04/01/2032	5,000	3,252,488
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,315,936
				42,537,319
New Jersey–2.79%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(e)	5.00%	12/15/2026	1,450	1,511,193
Series 2017 A, Ref. RB (INS - BAM)(f)	5.00%	07/01/2027	5,000	5,201,841
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,646
New Jersey (State of) Educational Facilities Authority; Series 2015 D, Ref. RB	5.00%	07/01/2034	2,090	2,100,217
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,173,330
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,024,213
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,323,613
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	10,635	11,029,180
Series 2024 K, RB	6.00%	10/01/2055	3,250	3,539,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RB	5.00%	12/15/2025	$5,000	$5,082,362
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,127,553
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,870,112
Series 2024 AA, Ref. RB	5.25%	06/15/2041	4,500	5,102,907
Series 2024 CC, RB	5.00%	06/15/2040	1,000	1,120,469
Series 2024 CC, RB	5.00%	06/15/2041	2,500	2,776,370
New Jersey (State of) Turnpike Authority;
Series 2017 A, RB	5.00%	01/01/2032	2,105	2,178,817
Series 2017 A, RB	5.00%	01/01/2035	5,995	6,185,474
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	292,484
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,003,306
Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,739,628
				78,924,123
New Mexico–0.90%
Albuquerque Municipal School District No. 12; Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,288,938
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(a)	3.90%	06/01/2028	6,300	6,406,349
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	7,185,106
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,324,643
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,308,686
New Mexico Mortgage Finance Authority (Santa Fe Apartments and Sangre De Cristo); Series 2023, RB(a)	5.00%	06/01/2025	5,000	5,007,089
				25,520,811
New York–7.72%
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,795,455
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,308,100
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,963,088
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,294,802
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,445,938
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2033	5,030	5,135,032
New York (City of), NY;
Series 2012, VRD GO Bonds(c)	1.75%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,794,039
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,371,626
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,073,280
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.87%)(f)(h)	3.76%	03/01/2025	1,025	1,025,000
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(f)(h)	3.88%	03/01/2026	2,725	2,727,740
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(f)(h)	3.89%	03/01/2027	5,500	5,510,149
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	5,000	5,022,260
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,062,002
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB(a)(e)	5.00%	03/27/2025	2,160	2,163,027
Series 2015 S-1, RB	5.00%	07/15/2037	1,055	1,057,367
Series 2024 C, RB	5.00%	05/01/2040	10,000	11,304,871
Series 2024 D-1, Ref. RB	5.00%	11/01/2039	1,500	1,685,939
Series 2024 D-1, Ref. RB	5.00%	11/01/2040	900	1,012,252
Subseries 2010 A-4, VRD RB(c)	1.50%	08/01/2039	5,000	5,000,000
Subseries 2015 B-1, RB	5.00%	11/01/2037	2,825	2,855,894
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,112,839
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,108,674
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2015 B-B, RB	5.00%	03/15/2035	$6,965	$7,027,845
Series 2024 A, Ref. RB	5.00%	03/15/2042	5,250	5,794,353
New York (State of) Dormitory Authority (North Shore-Long Island Jewish Obligated Group); Series 2015 A, Ref. RB(a)(e)	5.00%	05/01/2025	1,000	1,003,343
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2042	2,615	2,860,173
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2033	1,100	1,196,387
Series 2024, RB	5.00%	10/01/2034	1,375	1,501,629
Series 2024, RB	5.00%	10/01/2035	1,250	1,359,802
Series 2024, RB	5.00%	10/01/2036	1,300	1,408,614
Series 2024, RB	5.00%	10/01/2037	1,700	1,832,685
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(a)	3.45%	11/01/2029	12,800	12,816,095
New York (State of) Power Authority (Green Bonds);
Series 2024 A, RB	5.00%	11/15/2040	1,250	1,456,339
Series 2024 A, RB	5.00%	11/15/2041	1,500	1,723,865
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2034	2,780	2,822,882
Series 2016 A, Ref. RB	5.00%	12/15/2033	3,750	3,845,471
Series 2016 A, Ref. RB	5.00%	12/15/2035	7,000	7,169,301
New York City Housing Development Corp. (Green Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	1,965	1,945,750
Series 2022 B-2, RB (CEP - Federal Housing Administration)(a)	3.40%	12/22/2026	18,005	17,998,549
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,487,913
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,752,538
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	897,918
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2015 A, Ref. RB	5.00%	06/15/2034	6,675	6,710,046
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,508,153
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,065	1,079,540
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	13,580	13,239,623
Triborough Bridge & Tunnel Authority; Series 2008 B-3, RB	5.00%	11/15/2036	5,000	5,058,198
				218,326,386
North Carolina–0.77%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,559,433
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,067,334
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,268,536
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	221,161
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,641,427
				21,757,891
North Dakota–0.47%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,274,408
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	6,910	6,893,805
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,390	2,564,141
Series 2024 C, RB	6.25%	01/01/2055	1,450	1,627,755
				13,360,109
Ohio–3.16%
American Municipal Power, Inc. (Prairie State Energy Campus);
Series 2023, Ref. RB	5.00%	02/15/2038	6,500	7,308,217
Series 2023, Ref. RB	5.00%	02/15/2039	3,500	3,915,158
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,254,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2039	$3,010	$3,010,817
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,717,681
Series 2025, Ref. RB	5.00%	01/01/2042	1,000	1,096,525
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,706,590
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.);
Series 2024, Ref. RB	5.00%	12/01/2037	1,415	1,588,695
Series 2024, Ref. RB	5.00%	12/01/2038	1,530	1,707,124
Series 2024, Ref. RB	5.00%	12/01/2041	965	1,053,609
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	4,380	4,330,643
Ohio (State of);
Series 2018 A, GO Bonds	5.00%	06/15/2037	3,195	3,250,171
Series 2019 A, GO Bonds	5.00%	05/01/2036	6,000	6,224,953
Ohio (State of) (University Hospitals Health System, Inc.); Series 2016, Ref. RB	5.00%	01/15/2036	2,500	2,530,658
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(a)	4.00%	06/01/2027	10,000	10,124,078
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(a)	2.40%	10/01/2029	4,500	4,212,255
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,365,884
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,106,463
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,190,665
Series 2017, RB	5.00%	07/01/2042	4,605	4,717,836
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025);
Series 2025, Ref. RB	5.00%	02/01/2041	1,300	1,449,717
Series 2025, Ref. RB	5.00%	02/01/2042	1,700	1,870,924
Ohio (State of) Higher Educational Facility Commission (University of Dayton);
Series 2015 A, Ref. RB	5.00%	12/01/2035	2,565	2,578,084
Series 2015 A, Ref. RB	5.00%	12/01/2036	2,135	2,145,891
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	533,954
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	741,809
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,429,602
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	975	1,006,327
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,265	3,355,147
				89,524,104
Oklahoma–0.61%
Grand River Dam Authority; Series 2023, RB	5.00%	06/01/2039	3,250	3,636,785
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(f)	5.00%	10/01/2038	1,000	1,123,698
Series 2024, RB (INS - BAM)(f)	5.00%	10/01/2039	1,150	1,277,369
Oklahoma (State of) Turnpike Authority;
Series 2017 A, RB(e)	5.00%	01/01/2032	1,745	1,774,192
Series 2017 A, RB(e)	5.00%	01/01/2038	2,240	2,277,473
Series 2017 A, RB(e)	5.00%	01/01/2042	5,990	6,090,206
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 B, Ref. RB	5.00%	01/01/2041	1,000	1,101,101
				17,280,824
Ontario–0.10%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	2,674	2,788,081
Oregon–0.64%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,363,735
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	3,000	3,007,366
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,229,401
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,729,784
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2036	$3,270	$3,335,688
Series 2016 B, Ref. RB	5.00%	07/01/2038	2,035	2,072,427
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,261,935
				18,000,336
Pennsylvania–3.29%
Allegheny (County of), PA; Series 2016 C-76, GO Bonds	5.00%	11/01/2041	6,500	6,649,959
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(a)(h)	3.32%	08/01/2027	1,000	990,910
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,244,000
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,587,939
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB	5.00%	12/01/2040	1,400	1,415,460
Series 2018, RB	5.00%	06/01/2043	5,000	5,185,986
Series 2024, Ref. RB	5.00%	12/01/2040	1,000	1,107,490
Canonsburg-Houston Joint Authority (The); Series 2015 A, RB	5.00%	12/01/2040	1,360	1,368,529
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2025	1,980	1,989,806
Series 2018, RB	5.00%	06/01/2026	2,000	2,052,407
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2037	10,500	10,509,408
Monroeville Finance Authority; Series 2023 C, Ref. RB	5.00%	05/15/2039	1,000	1,099,005
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(a)	4.10%	04/03/2028	7,000	7,151,009
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,593,251
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,670,070
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	5.00%	05/15/2039	800	889,314
Series 2023 B, Ref. RB	5.00%	05/15/2039	1,000	1,111,642
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB(a)(e)	5.00%	03/01/2025	5,000	5,000,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2021-136, Ref. RB	3.00%	10/01/2051	7,302	7,221,356
Series 2024-145A, RB	6.00%	10/01/2054	2,500	2,728,726
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(f)	4.13%	10/01/2048	5,005	4,762,101
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,063,245
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,602,809
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,158,195
Pennsylvania State University (The); Series 2015 B, Ref. RB	5.00%	09/01/2034	1,000	1,008,526
Philadelphia (City of), PA;
Series 2017 A, Ref. RB	5.00%	07/01/2042	1,740	1,785,128
Series 2024 C, RB (INS - AGC)(f)	5.00%	09/01/2040	1,000	1,125,012
Series 2024 C, RB (INS - AGC)(f)	5.00%	09/01/2041	1,250	1,393,251
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,406,435
Temple University-of The Commonwealth System of Higher Education;
Series 2025, Ref. RB (INS - AGC)(f)	5.00%	04/01/2041	2,000	2,231,674
Series 2025, Ref. RB (INS - AGC)(f)	5.00%	04/01/2042	1,000	1,102,969
				93,205,612
Puerto Rico–1.34%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	5,100	5,126,647
Series 2002, RB	5.63%	05/15/2043	900	910,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	$10,196	$10,252,885
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,436,155
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,631	3,914,423
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,117,217
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	300	300,142
Series 2005 RR, RB (INS - SGI)(f)	5.00%	07/01/2026	4,000	3,999,728
Series 2005 SS, Ref. RB (INS - NATL)(f)	5.00%	07/01/2025	355	355,235
Series 2007 TT, RB (INS - NATL)(f)	5.00%	07/01/2026	270	270,215
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	5,752	5,284,541
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,755	2,040,807
				38,008,710
Rhode Island–1.34%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,490,465
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,605,665
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(f)	5.25%	09/15/2029	1,100	1,102,417
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,832,514
Series 2015 B, Ref. RB	4.50%	06/01/2045	11,470	11,477,827
Series 2015 B, Ref. RB	5.00%	06/01/2050	9,325	9,330,636
				37,839,524
South Carolina–1.04%
Charleston County Airport District;
Series 2019, RB	5.00%	07/01/2043	3,050	3,191,297
Series 2024 B, RB	5.00%	07/01/2041	1,200	1,327,268
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,357,865
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	1,590	1,589,608
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	474,605
Series 2024, RB	5.00%	11/15/2033	400	421,346
Series 2024, RB	5.00%	11/15/2034	350	369,593
Series 2024, RB	5.00%	11/15/2035	375	393,842
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2020, RB(a)	5.00%	10/01/2025	5,000	5,051,964
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(b)	5.00%	06/15/2034	2,215	2,350,464
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(b)	5.75%	06/15/2039	870	860,411
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2034	1,355	1,439,933
South Carolina (State of) Public Service Authority; Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,036,036
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2040	7,730	8,651,343
				29,515,575
South Dakota–0.20%
South Dakota Conservancy District;
Series 2014 B, RB	5.00%	08/01/2031	3,020	3,026,680
Series 2014 B, RB	5.00%	08/01/2032	2,765	2,771,115
				5,797,795
Tennessee–2.02%
Chattanooga (City of), TN; Series 2015 C, Ref. RB	5.00%	09/01/2040	1,750	1,758,789
Metropolitan Nashville Airport Authority (The); Series 2015 A, RB	5.00%	07/01/2045	4,000	4,011,655
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	$20,330	$20,739,093
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017, RB	5.00%	05/01/2035	1,500	1,539,929
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,999,610
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	7,420	7,449,438
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,580,341
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	4,305	4,537,360
West Wilson Utility Wilson County (District of), TN; Series 2015, Ref. RB	5.00%	06/01/2040	1,545	1,549,866
				57,166,081
Texas–11.23%
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,000	1,013,718
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2021, RB(a)(b)	4.50%	06/15/2026	1,400	1,400,174
Series 2023, RB(a)(b)	4.88%	06/15/2026	1,500	1,511,326
Series 2024, RB(b)	4.13%	06/15/2034	770	770,221
Series 2024, RB(b)	4.25%	06/15/2039	1,075	1,060,898
Austin (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2045	5,000	5,041,225
Series 2017, Ref. RB	5.00%	11/15/2031	1,000	1,033,313
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,569,168
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,907,403
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,348,239
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,024,792
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,469,520
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(a)	3.85%	12/01/2027	4,290	4,370,527
Carrollton (City of), TX; Series 2023, Ref. GO Bonds	5.00%	08/15/2038	1,940	2,155,761
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	6,500	6,537,314
Comal Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,500	1,523,780
Corpus Christi Independent School District;
Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2037	4,000	4,029,341
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,305	1,436,878
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	4,993,236
Series 2024, RB	5.00%	11/01/2039	1,950	2,191,421
Series 2024, RB	5.00%	11/01/2040	1,625	1,821,401
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,017,362
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(a)	5.00%	02/15/2026	6,440	6,565,727
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,007,591
Series 2022, GO Bonds	5.00%	02/15/2037	3,720	3,745,318
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,092,797
Series 2017, RB	5.00%	12/01/2036	6,850	7,030,056
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,094,461
El Paso Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	3,750	3,825,259
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,130,911
Frisco Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2034	2,020	2,073,220
Gregory-Portland Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	8,030	8,821,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Harris (County of), TX;
Series 2015 A, Ref. GO Bonds	5.00%	10/01/2037	$4,000	$4,034,892
Series 2016 A, Ref. RB	5.00%	08/15/2032	1,430	1,470,848
Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,729,264
Series 2016 A, Ref. RB	5.00%	08/15/2041	5,040	5,127,186
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2016, RB	5.00%	07/01/2038	2,675	2,721,840
Series 2024, Ref. RB	5.00%	07/01/2039	1,250	1,401,776
Series 2024, Ref. RB	5.00%	07/01/2040	1,000	1,113,963
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,957,179
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,321,604
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,241,341
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,070,654
Lake Travis Independent School District; Series 2023, GO Bonds	5.00%	02/15/2039	3,375	3,673,060
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,269,782
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,088,301
Leander Independent School District;
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2038	5,900	5,940,638
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2040	3,000	3,018,652
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,247,820
Series 2019, Ref. RB	5.00%	05/15/2040	1,000	1,029,416
Series 2025, Ref. RB	5.00%	05/15/2042	1,250	1,371,326
Magnolia Independent School District; Series 2023, GO Bonds	5.00%	08/15/2040	2,280	2,486,133
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(b)	4.00%	08/15/2036	2,000	1,914,398
North Texas Tollway Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2039	11,140	11,275,192
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,439,393
Northwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	2,580	2,852,965
Pasadena Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)(a)(e)	5.00%	02/15/2028	590	629,901
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	506,122
Pflugerville Independent School District; Series 2023 A, GO Bonds	5.00%	02/15/2039	1,295	1,427,487
Port Aransas Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	1,380	1,545,231
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(c)	2.48%	11/01/2040	11,825	11,825,000
Pottsboro Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,200	1,306,579
San Antonio (City of), TX;
Series 2015, Ref. RB	5.00%	02/01/2031	1,705	1,736,418
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,205,807
Series 2017, RB	5.00%	02/01/2033	1,000	1,042,805
Series 2024 E, Ref. RB	5.00%	02/01/2040	3,800	4,286,257
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(f)	2.00%	10/15/2030	555	481,469
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,618,406
Spring Branch Independent School District;
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2037	1,000	1,114,532
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2038	2,250	2,496,374
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	20,185,925
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	3,935	3,952,042
Texarkana Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	1,400	1,555,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of);
Series 2015 B, Ref. GO Bonds	5.00%	10/01/2036	$2,700	$2,724,945
Series 2015, Ref. GO Bonds	5.00%	10/01/2036	21,000	21,194,015
Texas (State of) (Water Financial Assistance);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2038	3,100	3,118,687
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,027,070
Texas (State of) Public Finance Authority;
Series 2023, RB (INS - BAM)(f)	5.25%	05/01/2036	700	774,605
Series 2023, RB (INS - BAM)(f)	5.25%	05/01/2037	500	551,456
Series 2023, RB (INS - BAM)(f)	5.25%	05/01/2038	500	548,975
Series 2023, RB (INS - BAM)(f)	5.25%	05/01/2039	565	615,521
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,248,803
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,179,041
Trinity River Authority; Series 2017, Ref. RB	5.00%	08/01/2034	1,200	1,250,966
Waco Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2039	1,000	1,103,129
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(f)	5.00%	08/15/2030	1,000	1,047,842
				317,712,814
Utah–0.26%
Salt Lake City (City of), UT; Series 2017 B, RB	5.00%	07/01/2042	7,100	7,293,710
Vermont–0.40%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,080,364
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,140,902
				11,221,266
Virgin Islands–0.05%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(b)	5.00%	09/01/2025	1,500	1,508,268
Virginia–0.67%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(f)	5.00%	07/01/2041	4,910	4,980,382
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(e)	5.00%	07/01/2026	5,000	5,147,781
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	2,000	1,902,843
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,238,260
Series 2023, RB	6.50%	09/01/2043	3,250	3,679,488
				18,948,754
Washington–5.50%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2041	8,990	9,192,038
Energy Northwest (Columbia Generating Station); Series 2015 A, Ref. RB	5.00%	07/01/2038	5,760	5,786,167
King (County of), WA; Series 2024, Ref. VRD RB(c)	1.50%	01/01/2042	7,500	7,500,000
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,500	1,675,446
King County School District No. 407 Riverview; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2025	1,600	1,601,488
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,900,104
Puyallup School District No. 3 (Washing State School District Credit Enhancement Program); Series 2016, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	1,800	1,822,533
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,765,995
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,136,955
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,616,678
Snohomish (County of), WA Public Utility District No. 1; Series 2015, RB	5.00%	12/01/2040	2,775	2,791,592
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	11,093,075
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2040	$2,500	$2,550,871
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	1,180	1,198,355
Series 2016 C, GO Bonds	5.00%	02/01/2036	1,425	1,447,078
Series 2016 D, GO Bonds	5.00%	02/01/2041	3,425	3,467,274
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,190,590
Series 2017 A, GO Bonds	5.00%	08/01/2033	1,075	1,102,403
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,258,784
Washington (State of) (Bid Group 2); Series 2022 A-2, GO Bonds	5.00%	08/01/2039	10,000	11,144,481
Washington (State of) Economic Development Finance Authority; Series 2014, Ref. RB(a)(e)	4.00%	03/06/2025	4,140	4,140,380
Washington (State of) Health Care Facilities Authority;
Series 2015 A, RB	5.00%	08/15/2034	2,170	2,181,835
Series 2015 B, Ref. RB	5.00%	10/01/2038	10,790	10,816,383
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,944,356
Series 2012 A, RB	4.00%	10/01/2034	17,500	17,500,213
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,689,126
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,010,350
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,292	2,167,370
Series 2024-2, RB	4.00%	03/20/2040	5,986	5,869,010
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2040	1,790	2,024,073
				155,585,003
West Virginia–0.09%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group);
Series 2023, RB	5.00%	06/01/2038	1,105	1,222,110
Series 2023, RB	5.00%	06/01/2039	1,125	1,236,315
				2,458,425
Wisconsin–1.47%
Rice Lake Area School District; Series 2014, GO Bonds	3.00%	04/01/2026	1,025	1,023,432
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,802,293
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,772,818
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	518,997
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(b)	5.00%	08/01/2027	10,000	10,194,760
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2024, Ref. RB	5.00%	04/01/2042	1,000	1,096,811
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2032	1,000	1,002,195
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(b)	5.75%	07/01/2033	485	507,420
Series 2023, RB(b)	6.63%	07/01/2043	650	678,239
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(g)	0.00%	12/15/2038	5,000	2,202,552
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(b)	5.50%	12/15/2028	2,088	2,091,156
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	840	838,490
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,067,096
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	4,400	4,449,460
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	1,120	1,140,713
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(b)	5.63%	12/15/2030	1,676	1,679,104
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(b)	5.00%	07/15/2030	1,500	1,504,700
				41,570,236
Total Municipal Obligations (Cost $2,711,835,910)				2,739,313,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Limited Term Municipal Income Fund

	Shares	Value
MuniFund Preferred Shares–1.18%
Nuveen AMT-Free Municipal Credit Income Fund, Series B(b)(c)	7,500,000	$7,500,000
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(b)(c)	12,000,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund(b)(c)	13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)		33,300,000
TOTAL INVESTMENTS IN SECURITIES(i)–97.99% (Cost $2,745,135,910)		2,772,613,948
OTHER ASSETS LESS LIABILITIES–2.01%		56,851,472
NET ASSETS–100.00%		$2,829,465,420
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $107,109,232, which represented 3.79% of the Fund’s Net Assets.

(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $2,745,135,910)	$2,772,613,948
Cash	46,002,214
Receivable for:
Investments sold	1,354,726
Fund shares sold	2,491,520
Interest	31,672,098
Investment for trustee deferred compensation and retirement plans	213,963
Other assets	94,750
Total assets	2,854,443,219
Liabilities:
Payable for:
Investments purchased	18,745,732
Dividends	2,736,326
Fund shares reacquired	2,504,807
Accrued fees to affiliates	652,114
Accrued trustees’ and officers’ fees and benefits	3,715
Accrued other operating expenses	105,186
Trustee deferred compensation and retirement plans	229,919
Total liabilities	24,977,799
Net assets applicable to shares outstanding	$2,829,465,420
Net assets consist of:
Shares of beneficial interest	$2,938,379,324
Distributable earnings (loss)	(108,913,904)
$2,829,465,420
Net Assets:
Class A	$1,077,418,532
Class A2	$27,329,990
Class C	$26,938,387
Class Y	$1,133,847,192
Class R5	$674,577
Class R6	$563,256,742
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	97,992,400
Class A2	2,484,338
Class C	2,450,815
Class Y	103,170,804
Class R5	61,345
Class R6	51,250,650
Class A:
Net asset value per share	$10.99
Maximum offering price per share (Net asset value of $10.99 ÷ 97.50%)	$11.27
Class A2:
Net asset value per share	$11.00
Maximum offering price per share (Net asset value of $11.00 ÷ 99.00%)	$11.11
Class C:
Net asset value and offering price per share	$10.99
Class Y:
Net asset value and offering price per share	$10.99
Class R5:
Net asset value and offering price per share	$11.00
Class R6:
Net asset value and offering price per share	$10.99
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Limited Term Municipal Income Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$113,460,972
Expenses:
Advisory fees	6,551,180
Administrative services fees	414,357
Custodian fees	16,459
Distribution fees:
Class A	2,795,177
Class C	363,919
Transfer agent fees — A, A2, C and Y	1,889,078
Transfer agent fees — R5	691
Transfer agent fees — R6	86,483
Trustees’ and officers’ fees and benefits	49,007
Registration and filing fees	221,457
Reports to shareholders	125,983
Professional services fees	155,037
Other	46,285
Total expenses	12,715,113
Less: Expense offset arrangement(s)	(1,881)
Net expenses	12,713,232
Net investment income	100,747,740
Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,782,623))	89,565
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(6,328,880)
Net realized and unrealized gain (loss)	(6,239,315)
Net increase in net assets resulting from operations	$94,508,425
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$100,747,740	$103,826,014
Net realized gain (loss)	89,565	(25,938,722)
Change in net unrealized appreciation (depreciation)	(6,328,880)	45,717,933
Net increase in net assets resulting from operations	94,508,425	123,605,225
Distributions to shareholders from distributable earnings:
Class A	(37,726,982)	(39,548,725)
Class A2	(997,115)	(1,020,314)
Class C	(952,219)	(1,210,143)
Class Y	(41,435,163)	(40,854,048)
Class R5	(24,899)	(25,334)
Class R6	(21,219,121)	(20,809,390)
Total distributions from distributable earnings	(102,355,499)	(103,467,954)
Share transactions–net:
Class A	(91,600,249)	(207,345,316)
Class A2	(409,267)	(3,342,728)
Class C	(17,552,467)	(15,276,454)
Class Y	9,993,128	(152,069,826)
Class R5	(38,811)	(62,689)
Class R6	(20,788,153)	(46,192,480)
Net increase (decrease) in net assets resulting from share transactions	(120,395,819)	(424,289,493)
Net increase (decrease) in net assets	(128,242,893)	(404,152,222)
Net assets:
Beginning of year	2,957,708,313	3,361,860,535
End of year	$2,829,465,420	$2,957,708,313
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Limited Term Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$11.02	$0.36	$(0.02)	$0.34	$(0.37)	$10.99	3.15%	$1,077,419	0.59%	0.59%	— %	3.32%	27%
Year ended 02/29/24	10.94	0.34	0.08	0.42	(0.34)	11.02	3.94	1,172,249	0.59	0.59	—	3.15	60
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58	0.58	—	2.12	96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62	0.62	0.58	1.05	23
Year ended 02/28/21	11.52	0.19	0.01	0.20	(0.20)	11.52	1.75	1,414,161	0.62	0.62	0.61	1.65	19
Class A2
Year ended 02/28/25	11.03	0.39	(0.02)	0.37	(0.40)	11.00	3.41	27,330	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.95	0.37	0.08	0.45	(0.37)	11.03	4.20	27,807	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.53	0.22	0.01	0.23	(0.23)	11.53	2.00	32,880	0.37	0.37	0.36	1.90	19
Class C
Year ended 02/28/25	11.02	0.28	(0.02)	0.26	(0.29)	10.99	2.38	26,938	1.34	1.34	—	2.57	27
Year ended 02/29/24	10.94	0.26	0.08	0.34	(0.26)	11.02	3.17	44,610	1.34	1.34	—	2.40	60
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33	1.33	—	1.37	96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37	1.37	1.33	0.30	23
Year ended 02/28/21	11.52	0.10	0.01	0.11	(0.11)	11.52	0.99	95,786	1.37	1.37	1.36	0.90	19
Class Y
Year ended 02/28/25	11.02	0.39	(0.02)	0.37	(0.40)	10.99	3.41	1,133,847	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.20	1,126,813	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37	0.37	0.33	1.30	23
Year ended 02/28/21	11.52	0.22	0.01	0.23	(0.23)	11.52	2.00	991,334	0.37	0.37	0.36	1.90	19
Class R5
Year ended 02/28/25	11.02	0.39	(0.01)	0.38	(0.40)	11.00	3.47	675	0.36	0.36	—	3.55	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.18	716	0.36	0.36	—	3.38	60
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36	0.36	0.32	1.31	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.23)	11.52	2.14	2,165	0.25	0.25	0.23	2.02	19
Class R6
Year ended 02/28/25	11.02	0.40	(0.02)	0.38	(0.41)	10.99	3.47	563,257	0.28	0.28	—	3.63	27
Year ended 02/29/24	10.94	0.38	0.08	0.46	(0.38)	11.02	4.26	585,514	0.28	0.28	—	3.46	60
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27	0.27	—	2.43	96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31	0.31	0.27	1.36	23
Year ended 02/28/21	11.51	0.23	0.01	0.24	(0.24)	11.51	2.08	347,684	0.30	0.30	0.28	1.97	19

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class A2 shares are closed to new investors. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security,
26
Invesco Limited Term Municipal Income Fund

financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco Limited Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.23%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $48,477 and $71 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $70,973, $0 and $1,826 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or
28
Invesco Limited Term Municipal Income Fund

could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $98,335,805 and securities sales of $52,502,663, which resulted in net realized gains (losses) of $(1,782,623).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,881.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$726,145	$442,808
Ordinary income-tax-exempt	101,629,354	103,025,146
Total distributions	$102,355,499	$103,467,954

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$8,278,130
Net unrealized appreciation — investments	26,556,573
Temporary book/tax differences	(141,632)
Capital loss carryforward	(143,606,975)
Shares of beneficial interest	2,938,379,324
Total net assets	$2,829,465,420
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$98,579,876	$45,027,099	$143,606,975
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $720,275,014 and $857,597,452, respectively. As of February 28, 2025, the aggregate cost of
29
Invesco Limited Term Municipal Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$32,754,630
Aggregate unrealized (depreciation) of investments	(6,198,057)
Net unrealized appreciation of investments	$26,556,573
Cost of investments for tax purposes is $2,746,057,375.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $8,928 and undistributed net realized gain (loss) was decreased by $8,928. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	23,336,656	$256,539,564	25,151,525	$274,520,389
Class A2	167,685	1,842,540	376,793	4,168,466
Class C	299,752	3,287,571	383,105	4,184,523
Class Y	38,513,942	422,803,624	43,049,295	470,552,315
Class R5	5,951	65,700	-	-
Class R6	15,015,161	164,833,616	19,333,764	211,253,305
Issued as reinvestment of dividends:
Class A	2,475,832	27,170,960	2,705,059	29,602,989
Class A2	39,911	438,329	43,629	477,935
Class C	68,464	751,135	90,253	987,549
Class Y	2,090,254	22,935,534	2,152,166	23,540,730
Class R5	1,252	13,740	1,318	14,427
Class R6	1,601,464	17,573,139	1,600,423	17,504,006
Automatic conversion of Class C shares to Class A shares:
Class A	1,086,064	11,932,925	376,921	4,115,808
Class C	(1,086,567)	(11,932,925)	(377,078)	(4,115,808)
Reacquired:
Class A	(35,257,686)	(387,243,698)	(47,121,378)	(515,584,502)
Class A2	(244,635)	(2,690,136)	(730,791)	(7,989,129)
Class C	(879,351)	(9,658,248)	(1,493,704)	(16,332,718)
Class Y	(39,710,488)	(435,746,030)	(59,294,107)	(646,162,871)
Class R5	(10,813)	(118,251)	(7,070)	(77,116)
Class R6	(18,512,128)	(203,194,908)	(25,171,987)	(274,949,791)
Net increase (decrease) in share activity	(10,999,280)	$(120,395,819)	(38,931,864)	$(424,289,493)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco Limited Term Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Limited Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Limited Term Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
31
Invesco Limited Term Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.29%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
32
Invesco Limited Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco Limited Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
LTMI-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Tax Information
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.07%
Alabama–2.97%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,206,663
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,218,890
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	15,000	15,075,709
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,908,705
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,266,442
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(c)	5.50%	01/01/2043	900	495,000
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,245	5,660,589
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	5,000	5,341,462
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	6,460	7,003,185
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	22,807,590
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(a)	5.00%	05/01/2032	5,000	5,373,756
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,319,995
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,843,866
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	5,000	5,109,319
				100,631,171
Alaska–0.73%
Alaska (State of) Municipal Bond Bank Authority; Series 2017 A, RB(e)	5.50%	10/01/2042	9,000	9,440,329
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGC)(b)(f)	5.25%	02/01/2050	14,120	15,179,878
				24,620,207
Arizona–2.34%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	680,964
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	928,089
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	1,000,871
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	510,679
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,805,660
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,126,661
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	4,500	4,520,973
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.50%	07/01/2036	5,565	5,644,608
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2048	3,150	3,193,599
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,370,218
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,103,634
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,391,411
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	2,084,478
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,500	2,522,073
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,840,971
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	5,000	4,982,196
Salt River Project Agricultural Improvement & Power District;
Series 2023 B, RB	5.25%	01/01/2053	7,280	7,943,744
Series 2024 A, RB	5.25%	01/01/2054	5,000	5,484,853
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2032	5,005	5,399,689
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(d)	5.00%	06/15/2064	3,860	3,750,452
				79,285,823
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.46%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(d)	4.75%	09/01/2049	$5,000	$4,987,817
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,192,741
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	5,000	5,273,070
				15,453,628
California–10.10%
Bay Area Toll Authority (San Francisco Bay Area); Series 2019 S-8, Ref. RB(a)(g)	5.00%	10/01/2029	5,000	5,557,630
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2031	40	33,373
California (State of);
Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,140,609
Series 2021, Ref. GO Bonds	5.00%	10/01/2041	2,500	2,739,794
Series 2022, GO Bonds	4.00%	04/01/2049	2,190	2,194,976
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(a)	5.00%	04/01/2032	10,000	10,779,423
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,266,615
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,396,192
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	10,000	2,030,587
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(h)	0.00%	06/01/2055	10,000	2,272,227
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	10,000	11,282,230
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	8,872	8,928,294
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,451	3,582,623
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(a)(b)(d)(g)	8.00%	03/04/2025	7,165	7,400,968
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	9.50%	01/01/2035	10,000	10,149,710
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	10,000	10,125,412
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	3,160	3,170,354
Series 2012, RB(b)(d)	5.00%	11/21/2045	6,705	6,709,353
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	11/21/2045	5,250	5,367,361
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2046	3,000	3,000,221
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2041	6,475	6,546,499
Series 2016 A, RB(d)	5.25%	12/01/2056	6,150	6,190,767
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(d)(h)	0.00%	06/01/2055	45,000	2,572,191
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2029	1,585	1,382,299
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds(a)(g)(h)	0.00%	08/01/2025	3,270	2,250,191
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2039	1,000	544,070
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	5,030	3,972,258
Series 2009 A, GO Bonds(h)	0.00%	08/01/2033	4,185	3,183,778
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	82,850	9,773,069
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(f)	5.00%	08/01/2026	2,000	2,069,907
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2034	1,500	1,080,845
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	307,563
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,372,431
Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	11,979,132
Series 2022 G, RB(b)	5.50%	05/15/2038	6,000	6,630,413
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,617,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Water & Power;
Series 2019 A-2, Ref. VRD RB(i)	3.45%	07/01/2045	$7,000	$7,000,000
Series 2021 A-2, Ref. VRD RB(i)	3.45%	07/01/2051	1,000	1,000,000
Series 2023 C-2, VRD RB(i)	3.45%	07/01/2055	16,000	16,000,000
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,546,132
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(f)(h)	0.00%	08/01/2035	3,260	2,279,959
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,800	4,893,072
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	11,392,911
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2037	1,170	745,172
Series 2009 B, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2038	4,770	2,895,953
Series 2009 B, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2039	5,010	2,892,055
Series 2009 B, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2040	5,260	2,877,848
Series 2009 B, GO Bonds (INS - AGM)(f)(h)	0.00%	08/01/2041	5,520	2,853,609
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(h)	0.00%	08/01/2035	1,500	1,053,365
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	10,037,072
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB (INS - AGM)(f)	5.00%	07/01/2051	3,035	3,231,523
Series 2021 B, RB(b)	5.00%	07/01/2046	15,000	15,577,173
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,918,839
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,215,485
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(e)(j)	5.50%	05/01/2055	10,000	10,868,021
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	1,595	1,595,796
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(k)	6.63%	08/01/2042	4,915	5,347,984
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(h)	0.00%	06/01/2036	22,000	11,882,451
Series 2007 A, RB(h)	0.00%	06/01/2041	5,000	2,012,920
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	4,285	4,348,447
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2026	1,250	1,198,842
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,017,250
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2027	7,865	7,276,760
				342,559,954
Colorado–2.18%
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	930,508
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2049	1,600	1,537,413
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2037	3,500	3,502,000
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,501,719
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,220,124
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(f)	4.25%	12/01/2049	2,250	2,187,857
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	16,048,224
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,666,410
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,201,082
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,540,803
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,602,737
Sterling Ranch Community Authority Board; Series 2020 A, Ref. RB	4.25%	12/01/2050	2,250	2,078,645
				74,017,522
Connecticut–0.29%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(d)	5.00%	09/01/2046	3,990	3,950,331
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,411
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,000,323
				9,951,065
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.36%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	$6,665	$6,547,757
Series 2022 A, RB	5.00%	07/01/2047	11,675	12,449,859
Series 2023 A, RB	5.25%	05/01/2048	7,255	7,928,512
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(g)	5.00%	04/01/2027	1,180	1,235,785
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,173,723
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(h)	0.00%	06/15/2046	25,000	6,674,968
Series 2006 C, RB(h)	0.00%	06/15/2055	34,000	3,678,477
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,579,968
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGM)(f)(h)	0.00%	10/01/2037	17,565	9,964,510
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	24,331,270
Series 2024 A, Ref. RB(b)	5.50%	10/01/2054	5,000	5,388,243
Washington Metropolitan Area Transit Authority; Series 2020 A, RB	4.00%	07/15/2045	5,000	4,863,475
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	17,500	18,991,810
				113,808,357
Florida–9.98%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	18,945	19,152,474
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	5,134,854
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,851,893
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,611,572
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	2,000	1,869,332
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	2,500	1,936,292
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB(c)(d)	7.25%	05/15/2026	746	75
Series 2014 A, RB(c)(d)	7.75%	05/15/2035	1,864	186
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,072,993
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,068,956
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)	12.00%	07/15/2028	6,000	6,421,580
Series 2024, Ref. RB (INS - AGM)(b)(f)	5.00%	07/01/2044	10,000	10,298,222
Series 2024, Ref. RB (INS - AGM)(b)(f)	5.25%	07/01/2047	6,000	6,272,359
Series 2024, Ref. RB (INS - AGM)(b)(f)	5.25%	07/01/2053	9,125	9,521,462
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	11,213,200
Series 2025, RB(a)(b)(d)	8.25%	08/13/2025	5,000	5,182,297
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(d)	10.00%	07/15/2028	5,000	5,179,472
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,419,370
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2015, RB(d)	6.00%	06/15/2035	2,935	2,943,913
Series 2020 C, Ref. RB(d)	5.00%	09/15/2050	4,400	4,075,988
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,114,363
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,495,497
Series 2024, RB(b)	5.25%	10/01/2051	5,000	5,300,679
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,728,645)(c)(l)	6.00%	04/01/2038	4,820	337,404
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2024, RB(b)	5.50%	10/01/2054	10,000	10,882,199
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(e)	5.50%	11/15/2054	15,000	16,637,004
JEA Water & Sewer System;
Series 2024 A, Ref. RB	5.50%	10/01/2054	5,000	5,537,253
Series 2025 A, Ref. RB	5.25%	10/01/2055	11,070	12,117,618
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	$3,570	$3,707,253
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,059,023
Series 2020 A, Ref. RB	5.75%	08/15/2050	3,000	3,026,283
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,506,964
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	2,000	2,123,364
Series 2024, RB(b)	5.25%	10/01/2054	11,470	12,083,907
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,876,384
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,010,391
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,045,329
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	15,000	14,118,328
Series 2019, RB(b)	5.00%	10/01/2049	5,000	5,089,285
Series 2021, RB	4.00%	10/01/2051	5,000	4,676,712
Series 2024 A, RB	5.25%	10/01/2054	9,530	10,373,987
Series 2025 A, RB(b)	5.50%	10/01/2055	5,000	5,389,122
Subseries 2021 A-1, Ref. RB (INS - AGM)(b)(f)	4.00%	10/01/2045	28,000	26,160,750
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	11,290	10,906,548
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGM)(f)	5.00%	07/01/2035	3,350	3,362,875
Miami-Dade (County of), FL Transit System; Series 2020 A, RB	4.00%	07/01/2050	5,000	4,606,701
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2025, Ref. RB	4.50%	10/01/2056	2,000	1,993,501
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,336,873
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,080	2,145,827
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,329,526
Tampa (City of), FL;
Series 2020 A, RB(h)	0.00%	09/01/2040	1,000	516,227
Series 2020 A, RB(h)	0.00%	09/01/2041	1,000	482,480
Series 2020 A, RB(h)	0.00%	09/01/2042	1,025	466,353
Series 2020 A, RB(h)	0.00%	09/01/2045	1,950	747,428
Series 2020 A, RB(h)	0.00%	09/01/2049	2,600	797,676
Series 2020 A, RB(h)	0.00%	09/01/2053	2,300	572,870
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(g)	6.00%	10/01/2029	3,000	3,359,983
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	5.25%	05/01/2054	995	1,024,107
				338,544,566
Georgia–2.77%
Atlanta (City of), GA Department of Aviation;
Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,579,561
Series 2024 B, RB(b)	5.25%	07/01/2054	6,000	6,352,112
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,218,658
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,662,139
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,632,128
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(d)	5.88%	06/15/2047	1,680	1,715,343
Series 2017 A, RB(d)	6.00%	06/15/2052	1,530	1,562,048
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,082,401
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,309,424
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,370,689
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,342,076
Series 2024 A, RB(a)	5.00%	09/01/2031	7,565	8,112,054
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(d)	5.00%	11/01/2037	5,250	5,271,275
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	8,720	9,601,864
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(d)	4.00%	01/01/2038	$7,210	$7,125,820
				93,937,592
Guam–0.06%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,065,229
Hawaii–0.51%
Hawaii (State of);
Series 2015 A, RB(a)(b)(g)	5.00%	07/01/2025	5,030	5,063,911
Series 2025 A, RB(b)	5.25%	07/01/2051	5,000	5,320,858
Series 2025 A, RB(b)	5.50%	07/01/2054	6,250	6,797,559
				17,182,328
Idaho–0.17%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	5,265	5,652,367
Illinois–6.10%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	8,757,786
Series 2019 A, GO Bonds	5.00%	01/01/2044	5,765	5,823,195
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	1,575	1,576,172
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,120	1,120,532
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	211	147,193
Chicago (City of), IL (O’Hare International Airport);
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,530,307
Series 2017 D, RB	5.25%	01/01/2036	4,600	4,749,580
Series 2022 A, RB(b)(e)(j)	5.25%	01/01/2053	15,000	15,540,452
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,140,223
Series 2024 A, RB(b)	5.50%	01/01/2053	8,100	8,722,031
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,070,918
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,947,130
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	7,033,239
Series 2023, RB	5.75%	04/01/2048	5,000	5,392,303
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2034	5,000	5,962,954
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	10,000	10,575,119
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	473	452,460
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,240,830
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,166,666
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,930,664
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,931,912
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,790,156
Series 2024 B, GO Bonds	5.25%	05/01/2045	4,000	4,296,420
Series 2024 C, GO Bonds	4.00%	10/01/2048	8,750	8,059,310
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,476,503
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,271,697
Illinois (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	02/15/2041	10,000	10,224,483
Illinois (State of) Finance Authority (Green Bonds); Series 2023, RB(a)(b)(d)	7.25%	09/03/2030	5,000	5,575,065
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	3,430	2,058,000
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	1,347,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	778	445,859
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB(a)(g)	5.00%	05/15/2025	1,050	1,054,236
Series 2015, Ref. RB(a)(g)	5.25%	05/15/2025	2,355	2,365,662
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,454,162
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,028,797
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	6,764,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (The University of Chicago); Series 2015 A, RB	5.00%	10/01/2040	$10,000	$10,072,363
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	6,066,346
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	2,630	2,654,628
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	2,395	2,410,409
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(c)(m)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB(g)	5.00%	06/01/2026	8,000	8,226,495
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,218,253
				206,837,131
Indiana–0.32%
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	4,585,259
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	1,735,928
Series 2016, RB	5.00%	07/01/2041	1,500	1,523,099
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(d)	4.88%	01/01/2044	3,000	3,097,187
				10,941,473
Iowa–0.53%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,004,831
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(g)	5.00%	12/01/2032	10,215	11,789,346
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,008,189
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	310	304,782
				18,107,148
Kansas–0.12%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,516,475
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,537,718
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,180,417
				4,234,610
Kentucky–1.48%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	454,376
Series 2019, Ref. RB	4.00%	02/01/2036	380	368,961
Series 2019, Ref. RB	4.00%	02/01/2037	375	362,891
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,028,418
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,024,121
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,073,566
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,705,019
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,157,508
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,181,918
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,009,664
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)	4.00%	06/01/2026	6,000	6,038,517
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,789,323
				50,194,282
Louisiana–1.38%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(f)	4.00%	12/01/2038	6,000	6,082,029
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2054	9,000	9,657,719
Series 2024, RB(b)	5.50%	09/01/2059	5,000	5,355,310
Series 2024, RB(b)	5.75%	09/01/2064	7,500	8,164,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(g)	5.50%	05/15/2026	$1,010	$1,042,870
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	12,400	12,432,802
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Subseries 2017 A-3, Ref. RB(a)	2.20%	07/01/2026	4,000	3,946,928
				46,681,699
Maryland–1.71%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,136,757
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,666,874
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(d)	5.13%	07/01/2037	1,265	1,270,701
Series 2017 A, RB(d)	5.25%	07/01/2047	4,295	4,295,822
Series 2017 A, RB(d)	5.38%	07/01/2052	1,530	1,527,896
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,014,470
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,118,237
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	10,000	10,775,366
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	11,500	11,920,493
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,012,685
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,838,492
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,502,091
				58,079,884
Massachusetts–1.64%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2016 A, Ref. RB(h)	0.00%	07/01/2031	13,000	10,402,575
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	10,000	10,953,432
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,060,282
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,211,693
Series 2018 J-2, RB	5.00%	07/01/2053	5,000	5,070,278
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,038,929
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,000,030
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(b)	5.00%	07/01/2040	1,000	1,039,636
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,115,167
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(e)	4.00%	06/01/2050	10,000	9,732,686
				55,624,708
Michigan–0.84%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,249,752
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,313,805
Series 2020, RB	5.00%	05/15/2055	2,520	2,377,959
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,774,689
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	9,067,482
Oakland University Board of Trustees; Series 2016, RB	5.00%	03/01/2047	7,500	7,576,995
				28,360,682
Minnesota–0.89%
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(b)	5.25%	01/01/2049	25,000	26,496,937
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	1,670	1,755,751
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,022,871
				30,275,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.87%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	$11,975	$12,190,580
Series 2019 B, RB(b)	5.00%	03/01/2054	10,265	10,397,283
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,150	1,070,407
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,599,860
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,630,809
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,035	4,039,618
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,163,802
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,222,296
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(e)	5.00%	11/15/2047	15,540	15,757,381
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,750,022
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,519,562
				63,341,620
Nebraska–0.54%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	8,918,771
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,728,601
Series 2021 A, RB (INS - AGM)(f)	4.00%	02/01/2051	5,000	4,765,984
				18,413,356
Nevada–0.24%
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,822,367
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2049	5,200	5,484,984
				8,307,351
New Hampshire–0.81%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,605	4,638,744
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,205	1,039,948
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	740	629,309
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,501	6,360,960
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	2,000	1,993,307
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,983	4,803,243
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(h)	0.00%	12/01/2034	10,235	5,544,823
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	2,260	2,316,268
				27,326,602
New Jersey–4.20%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	4,935	5,227,700
Hudson County Improvement Authority (Hudson County Courthouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,917,292
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	10,000	10,741,146
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	9,120	9,791,662
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	565	565,350
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,381,042
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,070
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,430,946
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(h)	0.00%	12/15/2026	$10,000	$9,479,439
Series 2006 C, RB (INS - NATL)(f)(h)	0.00%	12/15/2031	7,410	5,870,218
Series 2014, RN	5.00%	06/15/2032	3,000	3,211,302
Series 2016 A-1, RN	5.00%	06/15/2027	10,000	10,265,392
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,170,521
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,653,672
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,616,248
Series 2022, RB(a)(g)	5.50%	12/15/2032	5,000	5,940,288
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	2,750	2,762,259
Series 2022 B, RB	5.25%	01/01/2052	12,000	13,103,778
New Jersey Educational Facilities Authority; Series 2025, RB(e)	5.25%	03/01/2054	13,225	14,597,271
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,112,572
				142,339,168
New York–12.22%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(h)	0.00%	07/15/2035	5,000	3,362,058
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,361,633
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	5,000	4,957,249
Metropolitan Transportation Authority (Green Bonds);
Series 2017 A-1, RB	5.25%	11/15/2057	2,280	2,334,766
Series 2019 C, RB (INS - AGM)(f)	4.00%	11/15/2045	10,000	9,611,949
Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,113,034
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	9,235,325
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,684,146
Series 2024 A, Ref. RB	5.50%	11/15/2047	4,520	4,992,069
Series 2024 A, Ref. RB	5.25%	11/15/2049	5,000	5,384,059
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,807,259
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,258,223
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,611,664
New York (City of), NY;
Series 2018 E-1, GO Bonds	5.00%	03/01/2041	2,695	2,802,925
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,428,164
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,210,159
Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	11,930	11,866,717
New York (City of), NY Municipal Water Finance Authority; Subseries 2024 AA-1, RB	5.25%	06/15/2053	5,000	5,409,581
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	10,034,938
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,737,940
Series 2023 F-1, RB	5.00%	02/01/2042	5,000	5,445,587
Series 2024, RB	5.25%	05/01/2051	10,470	11,372,309
New York (State of) Dormitory Authority;
Series 2021, RB(a)(g)	4.00%	03/15/2032	630	680,383
Series 2021, RB	4.00%	03/15/2040	10,225	10,341,091
Series 2024 A, Ref. RB	5.50%	07/01/2054	7,500	8,378,928
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	9,250	9,971,015
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	522,900
Series 2024, RB (INS - AGC)(f)	5.50%	10/01/2054	1,000	1,089,773
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,498,193
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,118,390
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,032,691
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	10,905	10,912,024
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,710,130
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	10,000	9,821,608
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	9,015	9,025,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	$6,970	$7,181,127
Series 2018, RB(b)	5.00%	01/01/2036	1,235	1,268,839
Series 2020, RB(b)	4.38%	10/01/2045	4,165	4,068,470
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	20,000	21,561,294
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,506,135
Series 2024, RB(b)	5.25%	06/30/2049	6,000	6,266,209
Series 2024, RB(b)	5.50%	06/30/2054	10,000	10,599,118
Series 2024, RB (INS - AGM)(b)(f)	5.25%	06/30/2060	9,000	9,451,633
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	14,815	14,814,825
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,235,502
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,140,419
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,362,409
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,872,055
Series 2022, RB(b)	5.00%	12/01/2038	7,875	8,338,767
Series 2024, Ref. RB (INS - AGC)(b)(f)(k)	5.00%	12/31/2054	1,500	977,189
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(b)	5.50%	12/31/2054	10,000	10,676,969
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	280	283,613
Series 2005 A, RB(d)(h)	0.00%	08/15/2045	53,370	16,331,199
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,365,204
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 C-1A, RB	5.00%	05/15/2051	4,115	4,333,539
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,342,296
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB (INS - AGC)(f)	4.50%	12/01/2056	1,500	1,492,563
Series 2025, RB	5.50%	12/01/2059	1,500	1,653,783
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	18,953,800
				414,201,670
North Carolina–0.27%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2015, Ref. RB	5.00%	10/01/2035	1,855	1,855,159
Series 2020, RB	5.00%	10/01/2040	1,050	1,066,320
Series 2020, RB	5.00%	10/01/2045	1,000	1,006,121
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(f)	5.00%	01/01/2038	5,000	5,279,978
				9,207,578
North Dakota–0.32%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,481,361
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	3,000	3,367,769
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	6,074,784
				10,923,914
Ohio–3.54%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,052,377
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,669,037
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,240	21,279,478
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	21,475	2,299,687
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,294,101
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,183,202
Cleveland (City of), OH; Series 2008 B-2, RB (INS - NATL)(f)(h)	0.00%	11/15/2025	2,895	2,831,296
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(b)	5.50%	01/01/2055	$10,000	$10,729,784
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,011,047
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,105,809
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,153,535
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	10,000	11,054,118
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,695,729
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,526,439
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,371,086
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,640,518
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2025	2,000	2,009,174
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2049	1,215	1,281,155
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,540
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	6,540	6,503,887
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,000,027
University of Cincinnati; Series 2024, RB(e)	5.25%	06/01/2054	8,725	9,385,831
				119,923,857
Oklahoma–1.08%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,716,167
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,147,544
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	5,000	5,572,503
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,668,831
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,513,805
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(b)	5.00%	06/01/2025	5,000	5,015,420
				36,634,270
Oregon–0.49%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,047,775
Series 2018 A, RB	5.00%	05/15/2052	500	471,482
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,011,003
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,253,468
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,418,318
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,928,951
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	2,000	2,004,911
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,380,372
				16,516,280
Pennsylvania–4.45%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,259,180
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2019, Ref. RB	4.00%	09/01/2049	5,535	5,041,390
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,304,319
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	16,315	16,825,694
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024 B-2, Ref. RB	5.50%	11/01/2054	4,385	4,768,082
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	4,000	4,365,962
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	$5,500	$5,830,242
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,266,108
Series 2017 A-1, RB	5.00%	12/01/2042	2,500	2,565,419
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,120,953
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,132,907
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	8,062,224
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,521,486
Series 2024 C, RB	5.25%	12/01/2054	8,750	9,541,002
Philadelphia (City of), PA; Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	7,500	7,577,658
Philadelphia (City of), PA (1998 General Ordinance); Series 2024, RB (INS - AGC)(f)	5.25%	08/01/2054	10,000	10,873,594
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	10,000	11,109,817
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,673,746
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,547,426
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,004,388
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(f)	5.00%	06/01/2026	2,360	2,422,425
				150,814,022
Puerto Rico–1.39%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,705	4,729,583
Series 2002, RB	5.63%	05/15/2043	1,250	1,264,883
Series 2008 A, RB(h)	0.00%	05/15/2057	47,430	3,190,474
Series 2008 B, RB(h)	0.00%	05/15/2057	260,000	16,142,932
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,562,988
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGM)(f)	5.25%	07/01/2031	2,700	2,733,680
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,400,609
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,586,891
Series 2018 A-1, RB(h)	0.00%	07/01/2046	21,000	7,077,846
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,518,968
				47,208,854
South Carolina–1.79%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,779,669
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,635	1,627,293
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,719,548
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	15,000	15,386,479
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2049	2,500	2,774,117
Series 2024, RB	5.50%	11/01/2054	10,000	10,987,229
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,571,569
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.50%	12/01/2054	6,090	6,741,625
Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2054	8,750	9,238,015
				60,825,544
Tennessee–1.24%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	3,500	3,734,288
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	14,226,193
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(f)	5.25%	07/01/2049	1,250	1,323,117
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,146,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2017 A, RB	5.00%	07/01/2048	$10,000	$10,116,971
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	999,920
Series 2014, RB	5.25%	12/01/2044	1,165	1,117,943
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,299,374
				41,964,251
Texas–10.05%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,000,827
Austin (City of), TX; Series 2022, RB(b)	5.25%	11/15/2047	10,000	10,547,093
Board of Regents of the University of Texas System; Series 2019 B, RB	5.00%	08/15/2049	15,000	17,345,157
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,012,516
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,038,919
County of Harris TX Toll Road Revenue; Series 2024, RB(e)(j)	5.25%	08/15/2054	8,720	9,468,495
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,540,672
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,852,983
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,602,536
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	7,110	6,807,729
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	15,300	14,273,811
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(f)	5.25%	08/15/2031	6,665	7,618,550
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,829,202
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	7,298,212
Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(a)	4.05%	06/01/2033	8,750	8,884,528
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,300,030
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,504,352
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,534,207
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,963,368
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,820,449
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(h)	0.00%	09/01/2026	8,750	8,335,969
Series 2001 B, RB (INS - AGM)(f)(h)	0.00%	09/01/2027	3,600	3,312,531
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,390,739
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,765,669
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,753,290
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,395	1,395,527
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,718,636
Series 2023, Ref. RB (INS - AGM)(f)	5.25%	05/15/2053	10,000	10,773,069
Magnolia Independent School District;
Series 2023, GO Bonds(a)(g)	4.00%	08/15/2032	330	354,725
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,601,061
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	5,271,791
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(c)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(c)	5.13%	02/15/2042	722	7,225
Series 2016, Ref. RB(c)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	10,000	10,023,097
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	15	12,091
Series 2021, RB	2.00%	11/15/2061	366	135,688
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,001,415
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	$600	$591,059
Series 2016 A, RB	5.38%	11/15/2036	865	789,513
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,061,367
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,811,354
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,188,406
Series 2020, RB	5.25%	10/01/2055	5,000	4,738,655
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2036	3,400	3,436,998
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(h)	0.00%	01/01/2028	12,800	11,677,809
Series 2008 D, Ref. RB (INS - AGC)(f)(h)	0.00%	01/01/2029	2,165	1,907,216
Series 2008 D, Ref. RB (INS - AGC)(f)(h)	0.00%	01/01/2031	4,710	3,860,399
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,872,452
Rockwall Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	11,000	10,543,582
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	395	395,964
Series 2016, RB	5.75%	09/15/2036	145	145,375
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.25%	02/01/2046	5,250	5,727,185
Series 2024 E, Ref. RB	5.25%	02/01/2049	5,000	5,476,028
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	1,250	1,251,296
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	1,000	1,000,847
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,758,240
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 07/18/2007; Cost $1,500,000)(c)(l)	5.75%	02/15/2029	1,500	825,000
Series 2017 A, RB (Acquired 03/27/2020; Cost $1,010,412)(c)(l)	6.38%	02/15/2048	1,000	550,000
Series 2017 A, RB (Acquired 12/15/2016; Cost $5,023,907)(c)(l)	6.38%	02/15/2052	5,000	2,750,000
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,192,223
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	474,906
Series 2020, Ref. RB	6.75%	11/15/2051	500	461,591
Series 2020, Ref. RB	6.88%	11/15/2055	500	463,779
Texas (State of) Transportation Commission;
Series 2019, RB(h)	0.00%	08/01/2045	4,000	1,492,394
Series 2019, RB(h)	0.00%	08/01/2046	3,180	1,126,694
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(h)	0.00%	08/15/2027	970	896,908
Series 2002, RB(g)(h)	0.00%	08/15/2027	30	27,874
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	16,380	17,491,313
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,353,507
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	2,002,343
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,374,168
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(b)	5.00%	06/30/2058	10,940	11,062,518
				340,881,992
Utah–0.45%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	5,000	5,072,459
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,306,535
				15,378,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.66%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	$955	$950,229
Series 2016 A-2, RB(k)	7.13%	03/01/2059	2,293	1,974,935
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,999,952
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	5,118,314
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2047	10,000	10,323,895
				22,367,325
Washington–1.88%
Seattle (Port of), WA;
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	10,000	10,378,183
Series 2022 B, Ref. RB(b)	5.50%	08/01/2047	5,000	5,392,012
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2040	2,750	2,967,241
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2048	10,000	10,141,161
Series 2018, RB(e)(j)	5.00%	07/01/2058	16,500	16,782,401
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	7,255	6,836,622
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(a)(d)(g)	6.50%	07/01/2025	800	807,838
Series 2015 A, RB(a)(d)(g)	6.75%	07/01/2025	820	828,695
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,875	1,889,743
Washington (State of) Housing Finance Commission (Social Certificates); Series 2024-2, RB	4.00%	03/20/2040	5,103	5,003,331
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(d)	5.00%	07/01/2048	2,000	1,532,614
Series 2018 A, Ref. RB(d)	5.00%	07/01/2053	1,500	1,113,116
				63,672,957
West Virginia–0.32%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,500	2,547,946
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(b)(c)(d)	6.75%	02/01/2026	4,035	2,824,500
Series 2018, RB(b)(c)(d)	8.75%	02/01/2036	1,300	1,040,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,447,989
				10,860,435
Wisconsin–2.33%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2055	11,870	2,728,158
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,417,099
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,423,455
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2046	10,170	9,862,664
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,150,311
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(d)(h)	0.00%	07/01/2062	6,750	4,944,375
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)	6.75%	08/01/2031	3,000	2,692,500
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2050	2,500	2,506,959
Series 2022 A, RB(d)	6.13%	02/01/2050	2,705	2,712,530
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,618,582
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2036	4,500	4,563,775
Series 2016, RB	5.00%	03/01/2041	6,000	6,067,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.25%	01/01/2038	$5,250	$2,362,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,153,799
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,078,266
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	1,958,084
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,955	2,016,936
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(h)	0.00%	12/15/2034	1,375	769,518
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,097,565
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(d)	5.00%	03/01/2052	1,075	984,564
				79,109,086
Total Municipal Obligations (Cost $3,381,089,817)				3,427,266,111
			Shares
Exchange-Traded Funds–0.03%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(n)			17,000	877,166
TOTAL INVESTMENTS IN SECURITIES(o)–101.10% (Cost $3,381,962,427)				3,428,143,277
FLOATING RATE NOTE OBLIGATIONS–(2.61)%
Notes with interest and fee rates ranging from 1.32% to 2.42% at 02/28/2025 and contractual maturities of collateral ranging from 10/01/2042 to 07/01/2058 (See Note 1J)(p)				(88,505,000)
OTHER ASSETS LESS LIABILITIES–1.51%				51,162,794
NET ASSETS–100.00%				$3,390,801,071
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $9,001,262, which represented less than 1% of the Fund’s Net Assets.

(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $257,908,971, which represented 7.61% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $36,290,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at February 28, 2025 was $4,462,404, which represented less than 1% of the Fund’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$-	$872,610	$-	$4,556	$-	$877,166	$17,449

*	Effective February 24, 2025, the fund’s named changed from Invesco Municipal Strategic Income ETF.

(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.84%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $128,209,871 are held by TOB Trusts and serve as collateral for the $88,505,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $3,381,089,817)	$3,427,266,111
Investments in affiliates, at value (Cost $872,610)	877,166
Cash	31,419,165
Receivable for:
Fund shares sold	1,713,121
Interest	39,102,976
Investments matured, at value (Cost $1,576,059)	907,809
Investment for trustee deferred compensation and retirement plans	318,599
Other assets	740,330
Total assets	3,502,345,277
Liabilities:
Floating rate note obligations	88,505,000
Payable for:
Investments purchased	15,057,650
Dividends	3,658,593
Fund shares reacquired	2,873,098
Accrued fees to affiliates	930,856
Accrued interest expense	31,065
Accrued trustees’ and officers’ fees and benefits	4,090
Accrued other operating expenses	107,532
Trustee deferred compensation and retirement plans	376,322
Total liabilities	111,544,206
Net assets applicable to shares outstanding	$3,390,801,071
Net assets consist of:
Shares of beneficial interest	$3,697,368,690
Distributable earnings (loss)	(306,567,619)
$3,390,801,071
Net Assets:
Class A	$2,179,134,736
Class C	$71,720,580
Class Y	$562,511,362
Investor Class	$65,055,291
Class R6	$512,379,102
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	181,192,647
Class C	5,985,259
Class Y	46,783,353
Investor Class	5,405,403
Class R6	42,610,752
Class A:
Net asset value per share	$12.03
Maximum offering price per share (Net asset value of $12.03 ÷ 95.75%)	$12.56
Class C:
Net asset value and offering price per share	$11.98
Class Y:
Net asset value and offering price per share	$12.02
Investor Class:
Net asset value and offering price per share	$12.04
Class R6:
Net asset value and offering price per share	$12.02
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Municipal Income Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$160,668,703
Dividends from affiliates	17,449
Total investment income	160,686,152
Expenses:
Advisory fees	15,709,652
Administrative services fees	504,206
Custodian fees	20,585
Distribution fees:
Class A	5,584,186
Class C	898,078
Investor Class	109,341
Interest, facilities and maintenance fees	5,445,857
Transfer agent fees — A, C, Y and Investor	1,946,353
Transfer agent fees — R6	72,825
Trustees’ and officers’ fees and benefits	55,989
Registration and filing fees	229,709
Reports to shareholders	135,327
Professional services fees	173,268
Other	49,663
Total expenses	30,935,039
Less: Fees waived and/or expense offset arrangement(s)	(13,287)
Net expenses	30,921,752
Net investment income	129,764,400
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,924,346))	(19,468,930)
Change in net unrealized appreciation of:
Unaffiliated investment securities	18,300,461
Affiliated investment securities	4,556
18,305,017
Net realized and unrealized gain (loss)	(1,163,913)
Net increase in net assets resulting from operations	$128,600,487
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$129,764,400	$121,646,421
Net realized gain (loss)	(19,468,930)	(39,632,156)
Change in net unrealized appreciation	18,305,017	117,012,327
Net increase in net assets resulting from operations	128,600,487	199,026,592
Distributions to shareholders from distributable earnings:
Class A	(83,009,378)	(83,780,371)
Class C	(2,666,643)	(3,535,075)
Class Y	(21,760,149)	(19,469,408)
Investor Class	(2,646,281)	(2,846,864)
Class R6	(19,855,122)	(16,510,201)
Total distributions from distributable earnings	(129,937,573)	(126,141,919)
Share transactions–net:
Class A	(68,831,077)	38,061,121
Class C	(33,143,400)	(23,184,491)
Class Y	37,280,351	145,543,790
Investor Class	(5,778,995)	(5,085,061)
Class R6	60,721,404	89,641,735
Net increase (decrease) in net assets resulting from share transactions	(9,751,717)	244,977,094
Net increase (decrease) in net assets	(11,088,803)	317,861,767
Net assets:
Beginning of year	3,401,889,874	3,084,028,107
End of year	$3,390,801,071	$3,401,889,874
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized) (b)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 02/28/25	$12.03	$0.45	$0.00	$0.45	$(0.45)	$12.03	3.78%	$2,179,135	0.97%	0.97%	0.81%	3.71%	24%
Year ended 02/29/24	11.75	0.44	0.29	0.73	(0.45)	12.03	6.39	2,248,982	1.04	1.04	0.82	3.71	17
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)	2,162,852	1.03	1.03	0.81	3.44	39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52	2,557,469	0.90	0.90	0.80	2.91	11
Year ended 02/28/21	14.04	0.43	(0.46)	(0.03)	(0.40)	13.61	(0.14)	2,545,279	0.92	0.92	0.81	3.25	23
Class C
Year ended 02/28/25	11.98	0.35	0.00	0.35	(0.35)	11.98	3.01	71,721	1.72	1.72	1.56	2.96	24
Year ended 02/29/24	11.71	0.35	0.28	0.63	(0.36)	11.98	5.52	104,868	1.79	1.79	1.57	2.96	17
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)	125,624	1.78	1.78	1.56	2.69	39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)	180,005	1.65	1.65	1.55	2.16	11
Year ended 02/28/21	13.97	0.33	(0.45)	(0.12)	(0.30)	13.55	(0.83)	220,569	1.67	1.67	1.56	2.50	23
Class Y
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	3.96	562,511	0.72	0.72	0.56	3.96	24
Year ended 02/29/24	11.75	0.47	0.29	0.76	(0.48)	12.03	6.66	525,229	0.79	0.79	0.57	3.96	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)	368,000	0.78	0.78	0.56	3.69	39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77	457,194	0.65	0.65	0.55	3.16	11
Year ended 02/28/21	14.04	0.47	(0.47)	0.00	(0.43)	13.61	0.11	468,937	0.67	0.67	0.56	3.50	23
Investor Class
Year ended 02/28/25	12.04	0.46	0.00	0.46	(0.46)	12.04	3.88 (e)	65,055	0.88 (e)	0.88 (e)	0.72 (e)	3.80 (e)	24
Year ended 02/29/24	11.76	0.45	0.30	0.75	(0.47)	12.04	6.50 (e)	70,913	0.95 (e)	0.95 (e)	0.73 (e)	3.80 (e)	17
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28)(e)	74,358	0.92 (e)	0.92 (e)	0.70 (e)	3.55 (e)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53 (e)	90,711	0.81 (e)	0.81 (e)	0.71 (e)	3.00 (e)	11
Year ended 02/28/21	14.05	0.45	(0.46)	(0.01)	(0.41)	13.63	0.03 (e)	97,587	0.81 (e)	0.81 (e)	0.70 (e)	3.36 (e)	23
Class R6
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	4.01	512,379	0.66	0.66	0.50	4.02	24
Year ended 02/29/24	11.75	0.47	0.30	0.77	(0.49)	12.03	6.71	451,897	0.74	0.74	0.52	4.01	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)	353,195	0.73	0.73	0.51	3.74	39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82	363,930	0.60	0.60	0.50	3.21	11
Year ended 02/28/21	14.04	0.48	(0.47)	0.01	(0.44)	13.61	0.17	270,815	0.61	0.61	0.50	3.56	23

(a)	Calculated using average shares outstanding.
(b)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.16%, 0.16%, 0.14%, 0.16% and
0.14% for the years ended February 28, 2025, February 29, 2024, February 28, 2023, February 28, 2022 and February 28, 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Municipal Income Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
24
Invesco Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The
25
Invesco Municipal Income Fund

embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective July 1, 2024, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $4.5 billion	0.450%
Over $5 billion	0.430%
Prior to July 1, 2024, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Over $500 million	0.450%
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to
26
Invesco Municipal Income Fund

the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2025, the Adviser waived advisory fees of $1,707.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $167,986 in front-end sales commissions from the sale of Class A shares and $75,813 and $3,129 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,426,953,916	$312,195	$3,427,266,111
Exchange-Traded Funds	877,166	—	—	877,166
Total Investments in Securities	877,166	3,426,953,916	312,195	3,428,143,277
Other Investments - Assets
Investments Matured	—	907,809	—	907,809
Total Investments	$877,166	$3,427,861,725	$312,195	$3,429,051,086
27
Invesco Municipal Income Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $204,274,104 and securities sales of $152,820,948, which resulted in net realized gains (losses) of $(3,924,346).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,580.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended February 28, 2025, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $72,440,385 and 4.90%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$137,222	$290,741
Ordinary income-tax-exempt	129,800,351	125,851,178
Total distributions	$129,937,573	$126,141,919

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$3,513,095
Net unrealized appreciation — investments	46,539,642
Temporary book/tax differences	(241,810)
Capital loss carryforward	(356,378,546)
Shares of beneficial interest	3,697,368,690
Total net assets	$3,390,801,071
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
28
Invesco Municipal Income Fund

The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$174,052,170	$182,326,376	$356,378,546
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $855,000,832 and $797,935,653, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$103,796,857
Aggregate unrealized (depreciation) of investments	(57,257,215)
Net unrealized appreciation of investments	$46,539,642
Cost of investments for tax purposes is $3,382,511,444.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was decreased by $114,047 and undistributed net realized gain (loss) was increased by $114,047. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	26,725,271	$321,395,184	39,979,420	$471,729,530
Class C	359,185	4,295,236	958,430	11,202,273
Class Y	13,533,976	162,392,629	28,360,397	333,122,603
Investor Class	330,106	3,993,799	223,172	2,651,790
Class R6	14,127,563	169,730,153	18,496,004	217,897,989
Issued as reinvestment of dividends:
Class A	4,401,889	52,832,362	4,463,126	52,572,125
Class C	165,855	1,982,118	223,302	2,620,376
Class Y	1,050,220	12,599,519	964,104	11,356,230
Investor Class	154,663	1,857,836	172,466	2,033,681
Class R6	1,263,097	15,157,372	1,066,847	12,562,259
Automatic conversion of Class C shares to Class A shares:
Class A	1,410,903	16,968,217	351,568	4,123,935
Class C	(1,416,142)	(16,968,217)	(352,899)	(4,123,935)
Reacquired:
Class A	(38,317,723)	(460,026,840)	(41,829,115)	(490,364,469)
Class C	(1,875,113)	(22,452,537)	(2,807,080)	(32,883,205)
Class Y	(11,477,152)	(137,711,797)	(16,962,945)	(198,935,043)
Investor Class	(970,002)	(11,630,630)	(825,372)	(9,770,532)
Class R6	(10,354,167)	(124,166,121)	(12,041,071)	(140,818,513)
Net increase (decrease) in share activity	(887,571)	$(9,751,717)	20,440,354	$244,977,094

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29
Invesco Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Invesco Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.89%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
31
Invesco Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
32
Invesco Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-MINC-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco New Jersey Municipal Fund
Nasdaq:
A: ONJAX ■ C: ONJCX ■ Y: ONJYX ■ R6: IORJX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.16%
New Jersey–87.06%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,542,304
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2040	1,500	1,654,264
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2041	1,300	1,421,166
Series 2024 A, Ref. RB (INS - AGC)(a)	5.00%	11/01/2042	1,700	1,845,607
Series 2024 A, Ref. RB (INS - AGC)(a)	4.00%	11/01/2044	3,000	2,871,246
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	988,355
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	508,202
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	782,846
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(a)(c)	0.00%	11/01/2026	140	132,669
Series 2005 A, RB (INS - AGM)(a)	5.75%	11/01/2028	5,495	5,820,914
Gloucester (County of), NJ Improvement Authority (The) (Rowan University); Series 2015, RB	5.00%	07/01/2033	1,400	1,408,867
Jersey City (City of), NJ Redevelopment Agency (Bayfront Redevelopment); Series 2022, RB	4.00%	12/15/2031	2,000	2,112,714
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	8,000	8,592,917
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(d)	5.50%	09/01/2030	20	20,039
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2032	4,540	4,874,358
New Jersey (State of) Building Authority;
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	300	308,563
Series 2016 A, Ref. RB(e)(f)	5.00%	06/15/2026	600	617,126
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(d)	6.50%	04/01/2031	90	93,170
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,848,770
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,104,100
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,054,214
Series 2020, RB	4.00%	11/01/2038	1,000	1,008,036
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,594,372
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	2,015	2,017,325
Series 2012, RB(d)	5.75%	09/15/2027	805	806,223
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	354,036
Series 2018 A, RB	5.00%	07/01/2050	1,000	983,232
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,101,030
Series 2018 A, RB(b)	6.50%	11/01/2052	2,500	2,617,903
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,203,420
Series 2014 A, RB(b)	6.00%	10/01/2034	515	515,518
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,784,602
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,000,633
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,501,657
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,915	4,001,097
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,574	2,773,870
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,410,312
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(d)	5.00%	10/01/2047	4,500	4,557,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	$2,000	$2,100,649
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	50	50,002
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,043,004
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	8,650	8,656,170
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(d)	5.00%	06/15/2037	1,515	1,515,187
Series 2012 A, RB(d)	5.13%	06/15/2043	3,250	3,249,903
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,395	1,386,322
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,564,826
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,435,721
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,087,332
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,040,552
New Jersey (State of) Educational Facilities Authority (New Jersey City University); Series 2021, Ref. RB (INS - AGM)(a)	4.00%	07/01/2036	765	746,481
New Jersey (State of) Educational Facilities Authority (Rider University); Series 2017 F, RB	5.00%	07/01/2035	185	163,705
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,102,590
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,776,671
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGM)(a)	5.00%	07/01/2047	1,990	2,020,089
New Jersey (State of) Health Care Facilities Financing Authority;
Series 2009 D, VRD RB (LOC - Bank of New York Mellon)(h)(i)	1.15%	07/01/2043	2,000	2,000,000
Series 2017, Ref. RB	5.00%	10/01/2038	2,000	2,076,700
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	2,500	2,737,773
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2024, RB	5.25%	07/01/2054	5,000	5,430,945
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2046	2,000	2,002,697
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	5.00%	07/01/2030	1,250	1,357,077
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - TD Bank, N.A.)(h)(i)	1.60%	07/01/2043	1,000	1,000,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(d)	3.63%	12/01/2049	1,000	792,544
Series 2021 C, RB(d)	3.25%	12/01/2051	500	362,179
Series 2023 B, RB(d)	4.00%	12/01/2044	2,000	1,903,681
Series 2023 C, RB(d)	5.00%	12/01/2053	2,000	1,968,324
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	839,798
Series 2018 BB, Ref. RB(d)	3.80%	10/01/2032	765	759,926
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	410,856
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	681,856
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	340,200
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,250	2,329,856
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,279,193
Series 2024 K, RB	6.00%	10/01/2055	5,000	5,445,242
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	$12,000	$7,422,800
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,168,069
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,065,467
Series 2018 A, Ref. RB	4.25%	12/15/2038	7,790	7,858,400
Series 2018 A, Ref. RN	5.00%	06/15/2031	3,540	3,621,152
Series 2022, RB(e)(f)	5.50%	12/15/2032	1,500	1,782,086
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	2,008,557
Series 2023 BB, RB	5.25%	06/15/2050	2,000	2,156,033
Series 2024 CC, RB	4.13%	06/15/2055	6,395	6,191,306
Series 2024 CC, RB	5.25%	06/15/2055	10,000	10,777,141
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	6,001,636
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,275,945
Series 2024 B, RB	5.25%	01/01/2054	3,000	3,297,322
Series 2024 C, Ref. RB	5.00%	01/01/2045	5,000	5,461,796
New Jersey Educational Facilities Authority; Series 2025, RB(j)	5.25%	03/01/2054	5,000	5,518,817
Newark (City of), NJ;
Series 2015 A, GO Bonds	5.00%	07/15/2029	3,000	3,020,973
Series 2015 B, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	07/15/2029	430	433,006
Newark (City of), NJ Housing Authority;
Series 2007, Ref. RB (INS - NATL)(a)	5.00%	01/01/2032	760	813,152
Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,005,507
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGM)(a)	5.25%	02/01/2043	375	393,299
Series 2023, RB (INS - AGM)(a)	5.50%	02/01/2051	500	522,143
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	1,042,480
Series 2024, RB	5.00%	01/01/2055	1,000	1,005,365
Series 2024, RB	5.00%	01/01/2060	700	696,623
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	1,000	1,029,991
Series 2023, RB	5.50%	07/01/2058	1,000	1,034,758
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	1,013,586
Series 2025, RB	5.00%	07/01/2044	750	765,486
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGM)(a)	4.00%	12/01/2053	3,000	2,918,978
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,896,161
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	986,198
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,021,350
Series 2022 A, RB	5.25%	11/01/2052	3,075	3,269,254
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,000	4,045,029
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,000	3,060,649
Series 2018 B, Ref. RB	5.00%	06/01/2046	4,830	4,881,429
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(d)	5.00%	03/01/2028	50	50,085
				255,003,359
Puerto Rico–6.72%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,178,591
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(c)(k)	0.00%	08/01/2026	5,235	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	$273	$193,659
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	118	118,614
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	244,928
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	248,237
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	224	249,909
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	213,846
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	191,291
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	162,787
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	222	214,447
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	211,160
Subseries 2022, RN(c)	0.00%	11/01/2043	874	550,828
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	167	162,167
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $17,094)(g)	6.63%	01/01/2027	15	14,352
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $133,367)(g)	6.63%	01/01/2028	111	109,189
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,562,831
Series 2019 A-2, RB	4.54%	07/01/2053	60	59,660
				19,686,496
New York–4.98%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(d)	5.00%	11/01/2049	1,500	1,525,769
Series 2020 221, RB(d)	4.00%	07/15/2045	4,000	3,720,162
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	3,000	3,214,787
Two Hundred Sixth Series 2017, Ref. RB(d)	5.00%	11/15/2037	850	873,841
Two Hundred Thirty Fourth Series 2022, Ref. RB(d)	5.50%	08/01/2052	2,000	2,140,936
Two Hundred Twenty Third Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,615	1,503,509
Two Hundred Twenty Three Series 2021, Ref. RB(d)	4.00%	07/15/2041	1,635	1,616,096
				14,595,100
Virgin Islands–0.72%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	554,483
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,444,776
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,624
Series 2007 A, RB	5.00%	07/01/2027	85	82,129
				2,096,012
Guam–0.68%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	1,987,199
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(d)	5.75%	09/01/2031	10	10,091
				1,997,290
Total Municipal Obligations (Cost $289,166,969)				293,378,257
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(k) (Cost $5,754)	12.50%	03/04/2026	6	5,663
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco New Jersey Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(k)	2,432	$0
TOTAL INVESTMENTS IN SECURITIES(l)–100.16% (Cost $289,172,723)		293,383,920
FLOATING RATE NOTE OBLIGATIONS–(1.28)%
Note with an interest and fee rate of 2.42% at 02/28/2025 and a contractual maturity of collateral of 03/01/2054 (See Note 1K)(m)		(3,750,000)
OTHER ASSETS LESS LIABILITIES–1.12%		3,285,907
NET ASSETS–100.00%		$292,919,827
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $14,623,258, which represented 4.99% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security subject to the alternative minimum tax.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Restricted security. The aggregate value of these securities at February 28, 2025 was $1,717,913, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $5,518,817 are held by TOB Trusts and serve as collateral for the $3,750,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $289,172,723)	$293,383,920
Cash	2,353,218
Receivable for:
Investments sold	5,000
Fund shares sold	212,564
Interest	3,274,026
Investment for trustee deferred compensation and retirement plans	45,842
Other assets	74,793
Total assets	299,349,363
Liabilities:
Floating rate note obligations	3,750,000
Payable for:
Investments purchased	1,751,008
Dividends	307,356
Fund shares reacquired	390,378
Accrued fees to affiliates	95,933
Accrued interest expense	3,825
Accrued trustees’ and officers’ fees and benefits	17,761
Accrued other operating expenses	67,433
Trustee deferred compensation and retirement plans	45,842
Total liabilities	6,429,536
Net assets applicable to shares outstanding	$292,919,827
Net assets consist of:
Shares of beneficial interest	$461,646,406
Distributable earnings (loss)	(168,726,579)
$292,919,827
Net Assets:
Class A	$175,609,657
Class C	$17,904,727
Class Y	$99,326,911
Class R6	$78,532
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	19,592,746
Class C	1,994,935
Class Y	11,070,384
Class R6	8,760
Class A:
Net asset value per share	$8.96
Maximum offering price per share (Net asset value of $8.96 ÷ 95.75%)	$9.36
Class C:
Net asset value and offering price per share	$8.98
Class Y:
Net asset value and offering price per share	$8.97
Class R6:
Net asset value and offering price per share	$8.96
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco New Jersey Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$12,990,859
Expenses:
Advisory fees	1,654,247
Administrative services fees	41,529
Custodian fees	5,104
Distribution fees:
Class A	441,773
Class C	169,384
Interest, facilities and maintenance fees	301,343
Transfer agent fees— A, C and Y	219,906
Transfer agent fees — R6	16
Trustees’ and officers’ fees and benefits	23,791
Registration and filing fees	59,071
Reports to shareholders	18,734
Professional services fees	90,909
Other	9,668
Total expenses	3,035,475
Less: Expense offset arrangement(s)	(1,773)
Net expenses	3,033,702
Net investment income	9,957,157
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(258,168))	(998,083)
Change in net unrealized appreciation of unaffiliated investment securities	831,313
Net realized and unrealized gain (loss)	(166,770)
Net increase in net assets resulting from operations	$9,790,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$9,957,157	$9,469,974
Net realized gain (loss)	(998,083)	(3,524,936)
Change in net unrealized appreciation	831,313	9,308,577
Net increase in net assets resulting from operations	9,790,387	15,253,615
Distributions to shareholders from distributable earnings:
Class A	(5,854,847)	(6,798,004)
Class C	(493,306)	(607,523)
Class Y	(3,249,812)	(2,923,604)
Class R6	(5,725)	(4,589)
Total distributions from distributable earnings	(9,603,690)	(10,333,720)
Share transactions–net:
Class A	(2,970,914)	(15,909,505)
Class C	(1,778,609)	(1,246,316)
Class Y	11,456,078	19,965,430
Class R6	(75,008)	106,064
Net increase in net assets resulting from share transactions	6,631,547	2,915,673
Net increase in net assets	6,818,244	7,835,568
Net assets:
Beginning of year	286,101,583	278,266,015
End of year	$292,919,827	$286,101,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco New Jersey Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$8.96	$0.30	$(0.01)	$0.29	$(0.29)	$8.96	3.32%	$175,610	1.09%	1.09%	0.98%	3.39%	25%
Year ended 02/29/24	8.80	0.29	0.19	0.48	(0.32)	8.96	5.60	178,389	1.09	1.09	0.99	3.34	25
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)	191,328	1.04	1.04	0.97	3.11	31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08	1.09	0.98	2.73	9
Year ended 02/28/21	10.27	0.32	(0.31)	0.01	(0.42)	9.86	0.25	195,684	1.11	1.16	0.97	3.32	27
Class C
Year ended 02/28/25	8.97	0.25	0.00	0.25	(0.24)	8.98	2.77 (d)	17,905	1.74 (d)	1.74 (d)	1.63 (d)	2.74 (d)	25
Year ended 02/29/24	8.81	0.24	0.18	0.42	(0.26)	8.97	4.92 (d)	19,686	1.74 (d)	1.74 (d)	1.64 (d)	2.69 (d)	25
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67)(d)	20,606	1.69 (d)	1.69 (d)	1.62 (d)	2.46 (d)	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73	1.74	1.63	2.08	9
Year ended 02/28/21	10.28	0.26	(0.31)	(0.05)	(0.35)	9.88	(0.33)	20,687	1.76	1.81	1.62	2.67	27
Class Y
Year ended 02/28/25	8.97	0.33	(0.01)	0.32	(0.32)	8.97	3.58	99,327	0.84	0.84	0.73	3.64	25
Year ended 02/29/24	8.81	0.32	0.18	0.50	(0.34)	8.97	5.86	87,873	0.84	0.84	0.74	3.59	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)	66,288	0.79	0.79	0.72	3.36	31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84	0.84	0.74	2.97	9
Year ended 02/28/21	10.28	0.35	(0.30)	0.05	(0.45)	9.88	0.62	31,634	0.87	0.91	0.73	3.56	27
Class R6
Year ended 02/28/25	8.96	0.33	(0.01)	0.32	(0.32)	8.96	3.65	79	0.77	0.77	0.66	3.71	25
Year ended 02/29/24	8.80	0.32	0.19	0.51	(0.35)	8.96	5.93	154	0.78	0.78	0.68	3.65	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)	45	0.74	0.74	0.67	3.41	31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72	0.77	0.62	3.09	9
Year ended 02/28/21	10.27	0.35	(0.31)	0.04	(0.45)	9.86	0.61	10	0.77	0.91	0.63	3.66	27

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.90%, 0.90% and 0.90% for the years ended February 28, 2025, February 29, 2024 and February 28, 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco New Jersey Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
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Invesco New Jersey Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the
12
Invesco New Jersey Municipal Fund

Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco New Jersey Municipal Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $11,485 in front-end sales commissions from the sale of Class A shares and $2,500 and $4,228 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$293,378,257	$0	$293,378,257
U.S. Dollar Denominated Bonds & Notes	—	—	5,663	5,663
Preferred Stocks	—	—	0	0
Total Investments	$—	$293,378,257	$5,663	$293,383,920
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $6,855,628 and securities sales of $14,808,418, which resulted in net realized gains (losses) of $(258,168).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,773.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be
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Invesco New Jersey Municipal Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $69,863 with an average interest rate of 5.18%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $865,385 and 18.57%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$107,277	$108,572
Ordinary income-tax-exempt	9,496,413	10,225,148
Total distributions	$9,603,690	$10,333,720

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$967,895
Net unrealized appreciation — investments	4,763,801
Temporary book/tax differences	(54,988)
Capital loss carryforward	(174,403,287)
Shares of beneficial interest	461,646,406
Total net assets	$292,919,827
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$21,633,281	$152,770,006	$174,403,287
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $77,015,955 and $70,832,779, respectively. As of February 28, 2025, the aggregate cost of
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Invesco New Jersey Municipal Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,193,501
Aggregate unrealized (depreciation) of investments	(3,429,700)
Net unrealized appreciation of investments	$4,763,801
Cost of investments for tax purposes is $288,620,119.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $139,545 and undistributed net realized gain (loss) was decreased by $139,545. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	2,305,442	$20,615,314	2,092,161	$18,501,611
Class C	407,838	3,663,755	387,888	3,430,927
Class Y	3,287,257	29,487,176	4,301,272	37,790,441
Class R6	1,282	11,500	11,824	103,886
Issued as reinvestment of dividends:
Class A	383,356	3,429,794	454,824	3,999,403
Class C	36,064	323,092	46,264	407,490
Class Y	236,506	2,118,745	203,808	1,794,994
Class R6	208	1,865	247	2,178
Automatic conversion of Class C shares to Class A shares:
Class A	213,082	1,898,132	228,201	2,006,952
Class C	(212,816)	(1,898,132)	(227,887)	(2,006,952)
Reacquired:
Class A	(3,226,517)	(28,914,154)	(4,611,112)	(40,417,471)
Class C	(430,934)	(3,867,324)	(350,782)	(3,077,781)
Class Y	(2,253,607)	(20,149,843)	(2,233,033)	(19,620,005)
Class R6	(9,943)	(88,373)	-	-
Net increase in share activity	737,218	$6,631,547	303,675	$2,915,673

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco New Jersey Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco New Jersey Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco New Jersey Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
17
Invesco New Jersey Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.88%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
18
Invesco New Jersey Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco New Jersey Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-RONJM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Pennsylvania Municipal Fund
Nasdaq:
A: OPATX ■ C: OPACX ■ Y: OPAYX ■ R6: IORPX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.50%
Pennsylvania–87.42%
Adams (County of), PA General Authority (Brethren Home Community (The));
Series 2024, Ref. RB	5.00%	06/01/2054	$2,000	$2,035,750
Series 2024, Ref. RB	5.00%	06/01/2059	2,500	2,535,102
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,756,589
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	3,365	3,423,143
Series 2021 A, RB (INS - AGM)(a)(b)	4.00%	01/01/2056	5,555	5,116,582
Series 2021 A, RB(b)	5.00%	01/01/2056	13,820	14,025,459
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(a)(b)	5.50%	01/01/2053	1,810	1,941,993
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	100	102,149
Series 2017, RB	5.00%	10/15/2037	1,065	1,030,151
Series 2017, RB	5.00%	10/15/2047	1,500	1,332,717
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	13,250	13,499,907
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(c)	3.87%	02/01/2037	365	363,678
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,540	1,541,729
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,208,248
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,055	1,055,536
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,618,965
Series 2024, Ref. RB	5.00%	12/01/2055	2,000	2,112,971
Series 2024, Ref. RB	5.25%	12/01/2055	2,000	2,151,295
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(d)	5.00%	07/01/2059	3,000	2,930,462
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(d)	5.00%	05/01/2042	2,415	2,421,286
Series 2018, RB(d)	5.38%	05/01/2042	4,000	4,023,586
Series 2024, RB(d)	5.00%	05/01/2042	3,750	3,841,176
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(d)	6.25%	05/01/2042	3,250	3,285,256
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(d)	5.25%	05/01/2032	650	675,837
Series 2024, RB(d)	5.25%	05/01/2042	1,275	1,299,253
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,274,127
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,275,077
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,142,860
Series 2017 A, Ref. RB	5.00%	05/15/2042	1,000	1,007,989
Series 2017 C, RB	5.00%	05/15/2042	600	604,793
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,654,893
Bethlehem Area School District; Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,022,883
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	278,351
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	549,386
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $112,684)(e)	3.25%	12/01/2029	115	100,648
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(e)	4.00%	12/01/2039	305	231,784
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,391,225)(e)	5.00%	12/01/2051	8,000	6,195,246
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	770	749,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	$2,895	$2,853,810
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	10,340	9,728,936
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds); Series 2019, RB	5.00%	12/01/2044	3,690	3,849,380
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(d)	4.50%	10/01/2049	800	745,617
Series 2024, Ref. RB(d)	4.50%	10/01/2054	645	595,189
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,070
Series 2013, RB	5.00%	08/01/2045	750	723,353
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,311,486
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,000,057
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,432,160
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,502,400
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2034	300	202,489
Series 2020 A, GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2038	2,700	1,491,194
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2033	500	353,881
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(f)	0.00%	10/01/2034	980	661,463
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(f)	0.00%	10/01/2033	640	452,968
Commonwealth Financing Authority;
Series 2018, RB(g)(h)	5.00%	06/01/2034	2,500	2,633,572
Series 2018, RB(g)(h)	5.00%	06/01/2035	500	525,618
Series 2018, RB (INS - AGM)(a)	4.00%	06/01/2039	2,725	2,733,411
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	425,188
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,246,813
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,144,960
Series 2019, Ref. RB	5.00%	05/01/2048	4,000	3,662,756
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2016 A, Ref. RB	5.00%	06/01/2034	510	519,365
Delaware (County of), PA Authority (Eastern University); Series 2012, RB	5.25%	10/01/2032	5,215	5,215,172
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	255	256,717
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,478,422
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,016,823
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,306,656
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(d)	5.13%	06/01/2046	2,080	2,079,050
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	1,000	1,156,812
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,167,199
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	1,010,574
Erie (City of), PA Higher Education Building Authority (Gannon University); Series 2013, RB	5.00%	05/01/2038	7,840	7,842,267
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	461,358
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	6,533,471
Series 2019, RB	5.00%	12/01/2039	755	755,319
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	15,000	15,256,334
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,806,834
Lancaster (City of), PA Industrial Development Authority (Landis Homes Retirement Community); Series 2021, Ref. RB	4.00%	07/01/2056	1,800	1,557,579
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,043,458
Series 2019, RB	5.00%	12/01/2049	7,765	7,800,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	$1,880	$1,944,624
Series 2024, Ref. RB	5.00%	05/01/2044	1,200	1,270,995
Series 2024, Ref. RB	5.00%	05/01/2049	1,505	1,569,304
Lancaster (City of), PA Municipal Authority (Luthercare Project);
Series 2025 A, Ref. RB	5.00%	12/01/2045	1,000	1,046,606
Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,972,341
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	1,735	1,745,851
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	625	625,843
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	1,000	1,000,045
Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,075,864
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,581,553
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	485	409,086
Series 2021, Ref. RB	4.00%	03/01/2051	485	390,340
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	3,000	3,103,303
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,387,380
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	4,838	4,091,779
Series 2014 B, RB(i)	7.50%	02/01/2044	3,735	2,292,069
Series 2014 C, RB(f)(j)	0.00%	02/01/2044	3,238	26,841
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,863,302
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,800	4,143,805
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	5,050	5,309,796
Series 2024, Ref. RB	5.25%	02/01/2054	3,400	3,553,510
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	10/01/2050	1,400	1,467,273
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	952,465
Series 2022 A, RB	4.50%	01/01/2045	800	777,121
Montgomery (County of), PA (River Pionte); Series 2023, RB(d)	6.50%	09/01/2043	3,120	3,202,461
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2025	1,200	1,200,267
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,308
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	390,028
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	765,539
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,927,848
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	942,559
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	5,009,511
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	15,000	15,258,751
Series 2020 C, RB	4.00%	11/15/2043	350	336,180
Series 2020 C, RB	5.00%	11/15/2045	1,590	1,646,673
Series 2023, RB	5.25%	11/15/2053	1,000	1,038,367
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,355,395
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	5,022,233
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,513,312
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,303,311
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,296,674
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	$330	$336,544
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,175,986
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,718,554
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(j)(k)	5.00%	06/30/2027	8,167	1,470,077
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	485,507
Series 2019, Ref. RB	5.00%	11/01/2044	950	887,229
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	952,956
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(e)(j)(k)	5.00%	06/30/2027	14,827	6,523,708
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	3,056,211
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,393,940
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	5,000	3,818,848
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	509,072
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,944,874
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGM)(a)(f)	0.00%	01/01/2044	775	328,788
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(d)	3.25%	08/01/2039	3,850	3,174,938
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,831
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	1,420	1,441,755
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	6,195	6,388,917
Series 2022, RB (INS - AGM)(a)(b)	5.00%	12/31/2057	5,145	5,299,457
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	4,640	4,700,117
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,843,203
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	6,330	5,816,697
Series 2023, RB	5.25%	07/01/2049	1,300	1,355,929
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,500	6,285,789
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	4,020	3,907,479
Series 2023 B, RB(b)	5.00%	06/01/2050	800	787,318
Series 2024, RB(b)	4.13%	06/01/2045	3,487	3,422,316
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,970,869
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2025, RB(h)	4.25%	02/15/2055	7,500	7,450,755
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	919,833
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,843,687
Series 2019, RB	4.00%	08/15/2049	1,000	933,241
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	999,997
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,054,748
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	923	984,522
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,098,893
Series 2024-145A, RB	6.00%	10/01/2054	3,500	3,820,217
Series 2024-146A, RB	4.75%	04/01/2053	3,000	3,040,825
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2016 A, Ref. RB	5.00%	06/01/2027	$3,750	$3,873,190
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	9,520	9,825,779
Series 2016, Ref. RB(l)(m)	5.00%	12/01/2026	5	5,203
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,076,235
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,314,227
Series 2015 B, RB	5.00%	12/01/2030	500	507,724
Series 2017 B-1, RB	5.25%	06/01/2047	1,630	1,670,598
Series 2018 A-2, RB	5.00%	12/01/2043	2,500	2,615,687
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,138,263
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,804,548
Series 2021 A, Ref. RB	4.00%	12/01/2051	13,190	12,510,674
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,249,291
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(c)(m)	3.76%	07/15/2026	2,000	1,997,344
Series 2024 C, RB	5.25%	12/01/2054	3,000	3,271,201
Pennsylvania Turnpike Commission; Series 2025, RB(h)	5.25%	12/01/2055	7,500	8,172,668
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,702,222
Series 2017 A, RB(g)(h)	5.25%	10/01/2052	2,070	2,122,178
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	12,700	12,831,501
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,029,502
Series 2019 B, GO Bonds	5.00%	02/01/2037	145	155,220
Series 2019 B, RB	5.00%	11/01/2054	11,030	11,432,213
Series 2020 A, RB	5.00%	11/01/2050	1,250	1,305,316
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	2,062,541
Series 2021, Ref. RB (INS - AGM)(a)(b)	4.00%	07/01/2037	1,000	1,003,276
Series 2024 C, RB (INS - AGC)(a)	5.25%	09/01/2054	5,000	5,443,723
Sixteenth Series 2020 A, RB (INS - AGM)(a)	4.00%	08/01/2045	1,735	1,684,917
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	1,400	1,527,536
Series 2024, RB (INS - AGC)(a)	5.25%	08/01/2054	5,000	5,436,797
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	12,000	13,331,780
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors); Series 2016, Ref. RB	5.00%	12/01/2031	2,340	2,369,120
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(d)	5.00%	04/15/2052	2,400	2,263,796
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	255	248,707
Series 2019, RB	5.00%	06/15/2050	350	324,981
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(e)(j)	5.38%	06/15/2030	1,560	1,326,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(e)(j)	5.63%	06/15/2042	4,000	3,400,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB (Acquired 04/06/2016; Cost $644,692)(e)	5.00%	04/01/2046	640	624,398
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,724,827
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	2,107	2,149,070
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,515	1,515,689
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(d)	5.00%	06/15/2039	1,110	1,147,069
Series 2024, Ref. RB(d)	5.00%	06/15/2043	1,000	1,014,464
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,148,477
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,873,961
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	4.00%	12/01/2047	$600	$543,050
Series 2017, RB	5.00%	12/01/2058	11,000	10,720,503
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	4,339,022
Philadelphia (City of), PA Housing Authority (PHA Headquarters);
Series 2017, RB	5.00%	05/01/2042	2,415	2,454,193
Series 2017, RB	5.00%	05/01/2047	3,335	3,368,037
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	20	20,040
Philadelphia School District (The); Series 2019 A, GO Bonds	5.00%	09/01/2044	1,500	1,557,464
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,320	2,321,786
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(l)(m)	5.00%	01/01/2027	4,000	4,162,932
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	857,623
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	783,241
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.); Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,010,398
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2052	4,000	4,279,662
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,366,251
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	385	387,304
West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.00%	07/01/2035	1,500	1,501,878
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,918,920
Wilkes-Barre Area School District; Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	2,687,842
				653,059,069
Puerto Rico–12.12%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	12,400	12,464,789
Series 2005 A, RB(f)	0.00%	05/15/2050	53,320	10,634,850
Series 2008 A, RB(f)	0.00%	05/15/2057	415,530	27,951,456
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(f)(k)	0.00%	08/01/2031	5,725	0
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	2,000	1,418,890
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	722	725,857
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,498,834
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,519,082
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,529,312
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,308,632
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,167	1,170,605
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,001	996,177
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,312,310
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,292,193
Subseries 2022, RN(f)	0.00%	11/01/2043	5,916	3,727,385
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2022 A, Ref. RB(d)	5.00%	07/01/2033	2,000	2,152,353
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	6,000	6,003,980
Series 2007 TT, RB(j)	5.00%	07/01/2032	1,395	781,200
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	183	177,347
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2046	3,912	1,318,502
Series 2018 A-1, RB(f)	0.00%	07/01/2051	7,242	1,804,819
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	5,058,231
Series 2019 A-2, RB	4.54%	07/01/2053	91	90,485
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,202,910
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(e)	5.00%	06/01/2030	3,235	3,172,369
Series 2006 Q, RB (Acquired 01/02/2015-01/05/2015; Cost $782,463)(e)	5.00%	06/01/2030	1,300	1,274,831
				90,587,399
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.85%
Tobacco Settlement Financing Corp.;
Series 2006, RB(f)	0.00%	05/15/2035	$4,150	$1,969,940
Series 2006, RB(f)	0.00%	05/15/2035	2,195	1,106,446
Series 2006, RB(f)	0.00%	05/15/2035	7,000	3,262,397
				6,338,783
Guam–0.07%
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	495	499,514
Northern Mariana Islands–0.04%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	315	308,758
TOTAL INVESTMENTS IN SECURITIES(n)–100.50% (Cost $772,258,843)				750,793,523
FLOATING RATE NOTE OBLIGATIONS–(1.96)%
Notes with interest and fee rates ranging from 2.38% to 2.42% at 02/28/2025 and contractual maturities of collateral ranging from 06/01/2034 to 12/01/2055 (See Note 1L)(o)				(14,645,000)
OTHER ASSETS LESS LIABILITIES–1.46%				10,919,647
NET ASSETS–100.00%				$747,068,170
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $34,851,793, which represented 4.67% of the Fund’s Net Assets.

(e)	Restricted security. The aggregate value of these securities at February 28, 2025 was $22,848,984, which represented 3.06% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $13,527,826, which represented 1.81% of the Fund’s Net Assets.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $20,904,790 are held by TOB Trusts and serve as collateral for the $14,645,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $772,258,843)	$750,793,523
Cash	5,236,733
Receivable for:
Investments sold	8,280,725
Fund shares sold	195,230
Interest	8,413,005
Investments matured, at value (Cost $1,292,854)	708,025
Investment for trustee deferred compensation and retirement plans	90,785
Other assets	180,830
Total assets	773,898,856
Liabilities:
Floating rate note obligations	14,645,000
Payable for:
Investments purchased	10,686,450
Dividends	994,964
Fund shares reacquired	40,420
Accrued fees to affiliates	253,671
Accrued interest expense	11,021
Accrued trustees’ and officers’ fees and benefits	29,068
Accrued other operating expenses	74,509
Trustee deferred compensation and retirement plans	95,583
Total liabilities	26,830,686
Net assets applicable to shares outstanding	$747,068,170
Net assets consist of:
Shares of beneficial interest	$917,331,438
Distributable earnings (loss)	(170,263,268)
$747,068,170
Net Assets:
Class A	$511,501,467
Class C	$47,564,336
Class Y	$186,592,335
Class R6	$1,410,032
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	49,353,364
Class C	4,604,207
Class Y	17,990,657
Class R6	136,116
Class A:
Net asset value per share	$10.36
Maximum offering price per share (Net asset value of $10.36 ÷ 95.75%)	$10.82
Class C:
Net asset value and offering price per share	$10.33
Class Y:
Net asset value and offering price per share	$10.37
Class R6:
Net asset value and offering price per share	$10.36
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Pennsylvania Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$31,258,664
Expenses:
Advisory fees	3,437,086
Administrative services fees	106,214
Custodian fees	15,767
Distribution fees:
Class A	1,261,247
Class C	457,920
Interest, facilities and maintenance fees	626,156
Transfer agent fees — A, C and Y	570,058
Transfer agent fees — R6	195
Trustees’ and officers’ fees and benefits	27,731
Registration and filing fees	62,198
Reports to shareholders	36,129
Professional services fees	169,902
Other	15,471
Total expenses	6,786,074
Less: Expense offset arrangement(s)	(6,490)
Net expenses	6,779,584
Net investment income	24,479,080
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,224,367))	(6,399,961)
Change in net unrealized appreciation of unaffiliated investment securities	10,993,857
Net realized and unrealized gain	4,593,896
Net increase in net assets resulting from operations	$29,072,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$24,479,080	$25,735,426
Net realized gain (loss)	(6,399,961)	(6,896,351)
Change in net unrealized appreciation	10,993,857	23,467,423
Net increase in net assets resulting from operations	29,072,976	42,306,498
Distributions to shareholders from distributable earnings:
Class A	(20,442,572)	(20,477,201)
Class C	(1,688,531)	(1,867,425)
Class Y	(7,233,294)	(6,072,819)
Class R6	(59,278)	(74,087)
Total distributions from distributable earnings	(29,423,675)	(28,491,532)
Share transactions–net:
Class A	(23,401,388)	(40,264,768)
Class C	(8,921,683)	(7,082,471)
Class Y	23,858,269	16,367,997
Class R6	(2,180)	248,506
Net increase (decrease) in net assets resulting from share transactions	(8,466,982)	(30,730,736)
Net increase (decrease) in net assets	(8,817,681)	(16,915,770)
Net assets:
Beginning of year	755,885,851	772,801,621
End of year	$747,068,170	$755,885,851
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Pennsylvania Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$10.37	$0.34	$0.06	$0.40	$(0.41)	$10.36	3.92%(d)	$511,501	0.93%(d)	0.93%(d)	0.84%(d)	3.28%(d)	28%
Year ended 02/29/24	10.17	0.35	0.23	0.58	(0.38)	10.37	5.88	535,069	0.95	0.95	0.84	3.40	11
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04)(d)	565,422	0.89 (d)	0.89 (d)	0.82 (d)	3.51 (d)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53 (d)	671,015	0.87 (d)	0.87 (d)	0.82 (d)	2.82 (d)	8
Year ended 02/28/21	11.68	0.37	(0.21)	0.16	(0.37)	11.47	1.48 (d)	674,756	0.92 (d)	0.92 (d)	0.84 (d)	3.27 (d)	14
Class C
Year ended 02/28/25	10.33	0.27	0.07	0.34	(0.34)	10.33	3.36	47,564	1.59	1.59	1.50	2.62	28
Year ended 02/29/24	10.13	0.28	0.24	0.52	(0.32)	10.33	5.20	56,546	1.60	1.60	1.49	2.75	11
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72)(e)	62,564	1.53 (e)	1.53 (e)	1.46 (e)	2.87 (e)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	84,383	1.53	1.53	1.48	2.16	8
Year ended 02/28/21	11.65	0.30	(0.22)	0.08	(0.30)	11.43	0.76 (e)	83,646	1.53 (e)	1.53 (e)	1.45 (e)	2.66 (e)	14
Class Y
Year ended 02/28/25	10.37	0.36	0.07	0.43	(0.43)	10.37	4.27	186,592	0.69	0.69	0.60	3.52	28
Year ended 02/29/24	10.17	0.37	0.24	0.61	(0.41)	10.37	6.14	162,858	0.70	0.70	0.59	3.65	11
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)	143,677	0.65	0.65	0.57	3.75	19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87	135,503	0.63	0.63	0.58	3.06	8
Year ended 02/28/21	11.69	0.40	(0.22)	0.18	(0.40)	11.47	1.64	112,953	0.68	0.68	0.60	3.51	14
Class R6
Year ended 02/28/25	10.36	0.37	0.07	0.44	(0.44)	10.36	4.34	1,410	0.62	0.62	0.53	3.59	28
Year ended 02/29/24	10.16	0.37	0.24	0.61	(0.41)	10.36	6.21	1,412	0.64	0.64	0.53	3.71	11
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)	1,138	0.59	0.59	0.52	3.81	19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86	1,068	0.55	0.55	0.50	3.14	8
Year ended 02/28/21	11.68	0.40	(0.21)	0.19	(0.41)	11.46	1.70	850	0.61	0.61	0.53	3.58	14

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the years ended
February 28, 2025, 2023, 2022 and 2021, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89% and 0.85% for the years ended
February 28, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Pennsylvania Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
13
Invesco Pennsylvania Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the
14
Invesco Pennsylvania Municipal Fund

Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
15
Invesco Pennsylvania Municipal Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $30,173 in front-end sales commissions from the sale of Class A shares and $3,686 and $3,124 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$742,799,738	$7,993,785	$750,793,523
Other Investments - Assets
Investments Matured	—	708,025	—	708,025
Total Investments	$—	$743,507,763	$7,993,785	$751,501,548
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the year ended February 28, 2025:
	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 02/28/25
Municipal Obligations	$4,138,867	$—	$—	$—	$—	$3,854,918	$—	$—	$7,993,785
The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as Level 3 at period end:
	Fair Value at 02/28/25	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs Based on Fair Value
Municipal Obligations	$ 7,993,785	Expected Recovery	Anticipated Proceeds	44% of Par	-
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Invesco Pennsylvania Municipal Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $64,303,977 and securities sales of $30,751,757, which resulted in net realized gains (losses) of $(1,224,367).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,490.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $524,658 with an average interest rate of 5.36%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $5,738,846 and 3.26%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$431,309	$798,777
Ordinary income-tax-exempt	28,992,366	27,692,755
Total distributions	$29,423,675	$28,491,532

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$10,519,945
Net unrealized appreciation (depreciation) — investments	(21,511,198)
Temporary book/tax differences	(107,045)
Late-Year ordinary loss deferral	(188,378)
Capital loss carryforward	(158,976,592)
Shares of beneficial interest	917,331,438
Total net assets	$747,068,170
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
17
Invesco Pennsylvania Municipal Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,532,453	$144,444,139	$158,976,592
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $198,902,068 and $202,866,042, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,628,141
Aggregate unrealized (depreciation) of investments	(35,139,339)
Net unrealized appreciation (depreciation) of investments	$(21,511,198)
Cost of investments for tax purposes is $773,012,746.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $356,886 and undistributed net realized gain (loss) was decreased by $356,886. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,208,112	$33,156,882	3,308,144	$33,573,770
Class C	618,768	6,368,178	782,571	7,923,025
Class Y	6,964,270	72,036,242	5,423,591	55,246,652
Class R6	16,152	166,499	132,066	1,339,632
Issued as reinvestment of dividends:
Class A	1,208,725	12,476,697	1,210,553	12,285,165
Class C	112,268	1,155,393	123,512	1,249,413
Class Y	383,354	3,960,940	328,570	3,337,808
Class R6	2,072	21,382	2,962	29,803
Automatic conversion of Class C shares to Class A shares:
Class A	631,566	6,514,153	597,984	6,065,542
Class C	(633,547)	(6,514,153)	(599,922)	(6,065,542)
Reacquired:
Class A	(7,312,701)	(75,549,120)	(9,111,800)	(92,189,245)
Class C	(965,434)	(9,931,101)	(1,007,502)	(10,189,367)
Class Y	(5,056,187)	(52,138,913)	(4,174,168)	(42,216,463)
Class R6	(18,401)	(190,061)	(110,756)	(1,120,929)
Net increase (decrease) in share activity	(840,983)	$(8,466,982)	(3,094,195)	$(30,730,736)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Pennsylvania Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Pennsylvania Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Pennsylvania Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Pennsylvania Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.53%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco Pennsylvania Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
21
Invesco Pennsylvania Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROPAM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Rochester® AMT-Free New York Municipal Fund
Nasdaq:
A: OPNYX ■ C: ONYCX ■ Y: ONYYX ■ R6: IORNX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Tax Information
22	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.10%
New York–99.06%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$2,000	$1,812,167
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	452,328
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	220,258
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	4,000	4,057,223
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	160	163,774
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	36,632
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	10,223
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	717,023
Series 2019, RB	4.00%	07/01/2049	700	646,956
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,155,569
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	150,286
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds); Series 2023, RB	5.25%	07/01/2052	1,500	1,548,912
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	70	71,518
Series 2017, Ref. RB	5.00%	08/01/2036	290	294,359
Series 2017, Ref. RB	5.00%	08/01/2047	600	594,032
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,625
Series 2019, RB(c)	5.75%	02/01/2049	230	230,050
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	646,543
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	1,225	1,197,536
Series 2013 A-1, RB	5.75%	07/01/2033	790	761,804
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,662,772
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,173,143
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,080
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,093
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,087
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,083
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,088
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,076
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,066
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,069
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,060
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,048
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,028
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,010
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,014
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,011
Series 2007, GO Bonds	5.00%	12/15/2041	55	54,998
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,008
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,109
Series 2014, RB	5.00%	05/01/2039	100	100,073
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	101,672
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	7,000	7,047,066
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	1,500	1,348,328
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	840	918,608
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2042	500	512,654
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	$75	$73,655
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,762,070
Series 2005 D, RB(d)	0.00%	06/01/2055	74,000	6,197,478
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	4,950	5,154,535
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	16,695	4,729,668
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	881,936
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,702,731
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	300	300,345
Series 2014, RB	5.00%	07/01/2034	300	300,214
Series 2014, RB	5.00%	07/01/2039	250	250,111
Series 2014, RB	5.00%	07/01/2044	200	200,284
Series 2017, Ref. RB	5.00%	07/01/2035	135	137,533
Series 2017, Ref. RB	5.00%	07/01/2036	110	111,947
Series 2017, Ref. RB	5.00%	07/01/2038	80	81,243
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,070	1,653,285
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,515,306
Series 2017, RB	5.00%	09/01/2042	2,000	2,066,847
Long Island (City of), NY Power Authority (Green Bonds); Series 2023 E, RB	5.00%	09/01/2053	2,000	2,122,775
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,000	7,140,219
Series 2016 C-1, RB	5.25%	11/15/2056	12,100	12,225,540
Subseries 2015 A-1, RB	5.00%	11/15/2045	650	650,303
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,329,647
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	5,715	5,757,212
Series 2017 A-1, RB	5.25%	11/15/2057	2,565	2,626,612
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,821,568
Series 2024, Ref. RB	5.00%	11/15/2050	5,000	5,321,876
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	1,029,128
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2028	350	350,563
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2029	500	500,795
Series 2014, Ref. RB (INS - AGM)(e)	5.00%	01/15/2038	150	150,206
Monroe County Industrial Development Corp. (Rochester General Hospital (The)); Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,393
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,529,219
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	107,498
Series 2024, Ref. RB	5.25%	06/01/2054	250	265,245
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	710	683,972
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,619,181
Series 2020 B, RB	5.38%	07/01/2025	45	44,758
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,075	1,075,057
Series 2016 A, RB	5.00%	11/15/2056	17,065	17,065,007
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(e)	5.00%	07/01/2049	1,695	1,745,734
Series 2019 A, GO Bonds (INS - AGM)(e)	5.00%	04/01/2043	1,490	1,557,788
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	962,670
Nassau (County of), NY Industrial Development Agency; Series 2003 A-C, RB	7.00%	09/01/2028	625	619,781
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/14/2014-10/16/2018; Cost $3,189,210)(a)(b)	5.00%	01/01/2058	3,133	287,787
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,540,000)(a)(b)(c)	9.00%	01/01/2041	1,540	1,540,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	$290	$234,728
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,562,638
Series 2006 D, RB(d)	0.00%	06/01/2060	60,000	3,982,290
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,265,630
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2032	350	351,528
Series 2015 A, Ref. RB	5.00%	07/01/2033	565	567,320
Series 2015 A, Ref. RB	5.00%	07/01/2034	450	451,768
Series 2015 A, Ref. RB	5.00%	07/01/2040	200	200,459
Series 2015 A, Ref. RB	5.00%	07/01/2045	225	225,229
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	500	535,378
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	2,000	2,143,191
Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,065,770
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,028
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	2,600	2,603,205
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,916,056
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,402,899
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,390,057
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	1,585	1,346,975
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,075,947
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,518,368
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,500	1,626,561
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	449,041
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	72,103
Series 2005 E-2, RB	6.13%	11/01/2035	220	165,771
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,880	2,897,150
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(e)	3.00%	03/01/2049	740	568,898
New York (City of), NY Municipal Water Finance Authority;
Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,022,996
Series 2020, Ref. RB	5.00%	06/15/2050	1,500	1,572,609
Series 2021 AA-1, RB(f)	4.00%	06/15/2050	18,090	17,563,134
Series 2021 CC-1, RB(f)	4.00%	06/15/2051	11,000	10,594,711
Series 2024 AA, RB	5.25%	06/15/2053	2,000	2,178,967
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,186,777
Series 2025 BB, RB	5.25%	06/15/2055	1,000	1,088,654
Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	4,000	4,367,424
New York (City of), NY Transitional Finance Authority;
Series 2015 S, RB	5.00%	07/15/2034	1,395	1,398,130
Series 2017 B-1, RB	5.00%	08/01/2045	1,000	1,026,797
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,910,519
Series 2019 B-1, RB	4.00%	11/01/2042	6,000	6,023,290
Series 2020, RB	4.00%	05/01/2044	10,000	9,862,230
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,977,043
Series 2024 D, RB	5.50%	05/01/2052	1,000	1,110,076
Series 2024, RB	4.13%	05/01/2052	1,000	968,988
Series 2024, RB	5.00%	05/01/2052	1,000	1,065,088
Subseries 2016 F-3, RB	3.25%	02/01/2041	3,500	3,147,677
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	428,457
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	320,413
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,111,214
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	500	536,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	$1,110	$1,151,124
Series 2020 D, Ref. RB	4.00%	02/15/2047	4,015	3,876,376
Series 2022 A, Ref. RB	4.00%	03/15/2040	880	889,397
Series 2024 A, RB	5.50%	05/01/2049	200	218,122
Series 2024 A, RB	5.00%	03/15/2054	1,500	1,599,068
Series 2024 A, RB	5.50%	05/01/2056	350	380,287
Series 2024 A, Ref. RB	5.50%	07/01/2054	1,250	1,396,488
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	5,300	4,395,893
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,395	1,298,664
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	3,000	3,008,323
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,215,727
Series 2012 B, RB	5.00%	07/01/2032	105	105,003
Series 2012 B, RB	4.75%	07/01/2039	300	291,775
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,565,472
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,765	3,865,317
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	10,471,971
Series 2020, RB	4.00%	07/01/2050	2,000	1,901,486
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	447,497
Series 2024, RB	5.50%	11/01/2044	1,000	1,084,406
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB	5.00%	07/01/2045	340	340,318
Series 2016 A, Ref. RB	5.00%	07/01/2041	595	605,777
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,650	6,716,162
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	520,328
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,737,300
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,202,001
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	3,000	3,233,843
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(c)	5.00%	12/01/2030	400	401,242
Series 2017, Ref. RB(c)	5.00%	12/01/2032	300	299,898
Series 2017, Ref. RB(c)	5.00%	12/01/2033	300	298,917
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	503,517
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,225,902
Series 2017 A-2, RB(c)	5.38%	09/01/2050	4,545	3,619,160
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,425,000)(b)(c)	5.38%	10/01/2042	1,425	1,150,043
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,513,844
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	500	522,900
Series 2024, RB (INS - AGC)(e)	5.50%	10/01/2054	4,000	4,359,093
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,031,793
Series 2024 A-1, RB	5.00%	06/15/2054	500	522,310
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	151,292
Series 2023 252, RB	4.55%	10/01/2048	250	250,907
Series 2023 252, RB	4.65%	10/01/2053	225	226,193
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,050,942
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,678,938
Series 2024 A, RB	4.00%	11/15/2054	1,000	971,549
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(e)	4.00%	11/15/2047	$2,650	$2,578,586
Series 2023, RB (INS - AGM)(e)	5.13%	11/15/2058	5,500	5,923,695
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2046	1,000	1,010,883
Series 2016 A, RB	5.25%	01/01/2056	10,000	10,120,830
Series 2018 L, Ref. RB	5.00%	01/01/2033	190	201,045
Series 2018 L, Ref. RB	5.00%	01/01/2034	340	359,154
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,737,428
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,498,193
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	2,000	2,116,188
Series 2022 C, RB(f)	5.00%	03/15/2053	13,500	14,284,269
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,226,132
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,420,623
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,910,045
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	3,280	3,220,504
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2037	9,000	9,128,308
Series 2017, RB	5.00%	12/15/2041	12,800	13,342,915
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	850	914,828
Series 2022, Ref. RB	5.00%	09/15/2052	750	804,476
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,011
New York City Housing Development Corp. (8 Spruce Street); Eighth Series 2024, Ref. RB	5.25%	12/15/2031	500	514,176
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,278,358
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	1,002,360
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	160	160,100
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,290
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	820	790,685
Series 2010 A, RB(c)	6.25%	06/01/2041	2,075	2,065,283
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	11,352,835
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	7,582,858
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	7,191,912
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	1,022,726
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	9,880	11,487,175
Series 2007, RB	5.50%	10/01/2037	4,000	4,802,448
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	3,845	3,045,424
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,545,002
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,865,853
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,609,925
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	450	438,196
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	275,501
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	253,345
Series 2017, Ref. RB	5.00%	05/01/2040	150	151,540
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	2,365	2,307,563
Series 2019, Ref. RB	4.00%	12/01/2049	1,500	1,448,051
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,018,552
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,075,041
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	$155	$157,000
Series 2001, RB	5.75%	08/15/2043	3,160	3,203,141
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	440,842
Series 2022, Ref. RB	5.25%	07/01/2040	265	290,170
Series 2022, Ref. RB	5.25%	07/01/2047	335	357,021
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	240	222,258
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,550,541
Series 2024, RB	6.00%	12/01/2053	500	518,879
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	915	892,066
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	6,210	6,231,813
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,179,127
Series 2016 C-2, RB(c)	5.35%	11/01/2049	1,160	1,164,075
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	82,500
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	696,250
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	1,260	1,280,174
Series 2024 A-1, RB	5.25%	11/15/2051	500	548,682
Series 2024 A-1, RB	5.25%	05/15/2059	7,500	8,081,057
Triborough Bridge & Tunnel Authority (Green Bonds); Series 2022 D-2, RB	5.25%	05/15/2047	9,625	10,458,525
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	800	879,793
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,033,157
Series 2021 A, RB	5.00%	11/15/2056	5,700	5,971,896
Series 2021 A, RB(f)	5.00%	11/15/2056	12,500	13,096,263
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,575,344
Series 2022, RB(f)	5.25%	05/15/2057	10,000	10,684,592
Series 2023 A, RB	4.25%	05/15/2058	10,000	9,774,403
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	1,000	1,102,522
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,617,704
Series 2017 A, Ref. RB	5.00%	06/01/2034	5,000	5,124,379
Series 2017 A, Ref. RB	5.00%	06/01/2035	3,000	3,069,435
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,780
Series 2014 A, RB	5.00%	11/01/2044	2,128	1,999,233
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	824,673
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,277,619
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,095,037
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(c)	5.00%	06/01/2030	500	478,653
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGM)(e)	5.75%	11/01/2048	2,095	2,332,950
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,834,162
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	715	662,477
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	428,276
Series 2019 A, RB	5.00%	10/15/2049	640	640,468
				637,463,366
Puerto Rico–7.04%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,520	2,533,167
Series 2002, RB	5.63%	05/15/2043	9,700	9,815,489
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,755,189
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(d)(g)	0.00%	08/01/2031	4,055	0
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	$365	$100,285
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,671,838
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	335,793
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	204	205,669
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	424,690
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	430,429
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	433,327
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	768	774,061
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	331	331,688
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	282,263
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	371,840
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,153	2,877,211
Subseries 2022, RN(d)	0.00%	11/01/2043	4,673	2,943,780
Subseries 2022, RN(d)	0.00%	11/01/2051	267	92,644
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - SGI)(e)	5.00%	07/01/2027	1,000	999,829
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	129	125,614
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	80	80,102
Series 2012, Ref. RB	5.00%	10/01/2042	150	150,335
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	475	475,207
Series 2018 A-1, RB(d)	0.00%	07/01/2046	13,597	4,582,737
Series 2018 A-1, RB	4.75%	07/01/2053	1,455	1,447,837
Series 2018 A-1, RB	5.00%	07/01/2058	5,182	5,203,842
Series 2019 A-2, RB	4.54%	07/01/2053	71	70,598
Series 2019 A-2, RB	4.78%	07/01/2058	953	942,741
Series 2019 A-2B, RB	4.55%	07/01/2040	1,898	1,903,062
University of Puerto Rico;
Series 2006 Q, RB (Acquired 12/18/2007; Cost $991,920)(b)	5.00%	06/01/2025	1,000	999,401
Series 2006 Q, RB (Acquired 12/01/2006-04/30/2007; Cost $3,000,000)(b)	5.00%	06/01/2030	3,000	2,941,918
				45,302,586
TOTAL INVESTMENTS IN SECURITIES(h)–106.10% (Cost $706,978,683)				682,765,952
FLOATING RATE NOTE OBLIGATIONS–(7.02)%
Notes with interest and fee rates ranging from 2.41% to 2.43% at 02/28/2025 and contractual maturities of collateral ranging from 06/15/2050 to 05/15/2057 (See Note 1k)(i)				(45,205,000)
BORROWINGS–(0.09)%				(600,000)
OTHER ASSETS LESS LIABILITIES–1.01%				6,579,458
NET ASSETS–100.00%				$643,540,410
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
CEP	– Credit Enhancement Provider
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $5,153,392, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at February 28, 2025 was $6,966,004, which represented 1.08% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $49,204,077, which represented 7.65% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(i)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $66,222,969 are held by TOB Trusts and serve as collateral for the $45,205,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $706,978,683)	$682,765,952
Cash	240,342
Receivable for:
Investments sold	700,000
Fund shares sold	218,738
Interest	7,676,458
Investment for trustee deferred compensation and retirement plans	81,246
Other assets	158,520
Total assets	691,841,256
Liabilities:
Floating rate note obligations	45,205,000
Payable for:
Borrowings	600,000
Investments purchased	1,087,700
Dividends	976,129
Fund shares reacquired	42,713
Accrued fees to affiliates	189,191
Accrued interest expense	12,654
Accrued trustees’ and officers’ fees and benefits	37,094
Accrued other operating expenses	69,119
Trustee deferred compensation and retirement plans	81,246
Total liabilities	48,300,846
Net assets applicable to shares outstanding	$643,540,410
Net assets consist of:
Shares of beneficial interest	$830,834,111
Distributable earnings (loss)	(187,293,701)
$643,540,410
Net Assets:
Class A	$536,823,177
Class C	$7,953,046
Class Y	$98,520,178
Class R6	$244,009
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	51,171,064
Class C	757,830
Class Y	9,379,941
Class R6	23,245
Class A:
Net asset value per share	$10.49
Maximum offering price per share (Net asset value of $10.49 ÷ 95.75%)	$10.96
Class C:
Net asset value and offering price per share	$10.49
Class Y:
Net asset value and offering price per share	$10.50
Class R6:
Net asset value and offering price per share	$10.50
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$32,763,682
Expenses:
Advisory fees	3,381,331
Administrative services fees	94,612
Custodian fees	6,936
Distribution fees:
Class A	1,309,456
Class C	94,593
Interest, facilities and maintenance fees	2,195,273
Transfer agent fees — A, C and Y	402,459
Transfer agent fees — R6	39
Trustees’ and officers’ fees and benefits	26,183
Registration and filing fees	61,671
Reports to shareholders	30,889
Professional services fees	85,733
Other	14,307
Total expenses	7,703,482
Less: Expense offset arrangement(s)	(5,511)
Net expenses	7,697,971
Net investment income	25,065,711
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,155,110))	(4,060,354)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(1,600,798)
Net realized and unrealized gain (loss)	(5,661,152)
Net increase in net assets resulting from operations	$19,404,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$25,065,711	$24,162,082
Net realized gain (loss)	(4,060,354)	(12,570,792)
Change in net unrealized appreciation (depreciation)	(1,600,798)	31,436,557
Net increase in net assets resulting from operations	19,404,559	43,027,847
Distributions to shareholders from distributable earnings:
Class A	(23,156,177)	(22,730,596)
Class C	(322,167)	(422,265)
Class Y	(4,312,719)	(3,680,782)
Class R6	(10,889)	(9,085)
Total distributions from distributable earnings	(27,801,952)	(26,842,728)
Share transactions–net:
Class A	(25,531,310)	(21,547,117)
Class C	(3,220,333)	(4,438,126)
Class Y	4,633,354	8,950,862
Class R6	2,957	231,789
Net increase (decrease) in net assets resulting from share transactions	(24,115,332)	(16,802,592)
Net increase (decrease) in net assets	(32,512,725)	(617,473)
Net assets:
Beginning of year	676,053,135	676,670,608
End of year	$643,540,410	$676,053,135
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$10.62	$0.40	$(0.09)	$0.31	$(0.44)	$10.49	2.99%(d)	$536,823	1.19%(d)	1.19%(d)	0.86%(d)	3.76%(d)	17%
Year ended 02/29/24	10.37	0.37	0.29	0.66	(0.41)	10.62	6.57 (d)	569,320	1.35 (d)	1.35 (d)	0.85 (d)	3.58 (d)	24
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39)(d)	577,077	1.06 (d)	1.06 (d)	0.84 (d)	3.34 (d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86 (d)	727,823	0.88 (d)	0.88 (d)	0.81 (d)	2.48 (d)	10
Year ended 02/28/21	12.41	0.34	(0.45)	(0.11)	(0.36)	11.94	(0.81)(d)	767,102	0.95 (d)	0.97 (d)	0.83 (d)	2.89 (d)	15
Class C
Year ended 02/28/25	10.63	0.32	(0.10)	0.22	(0.36)	10.49	2.12	7,953	1.95	1.95	1.62	3.00	17
Year ended 02/29/24	10.38	0.29	0.30	0.59	(0.34)	10.63	5.76	11,301	2.11	2.11	1.61	2.82	24
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)	15,520	1.82	1.82	1.60	2.58	44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09	21,840	1.64	1.64	1.57	1.72	10
Year ended 02/28/21	12.42	0.25	(0.45)	(0.20)	(0.27)	11.95	(1.54)	26,100	1.71	1.74	1.59	2.13	15
Class Y
Year ended 02/28/25	10.64	0.42	(0.09)	0.33	(0.47)	10.50	3.14	98,520	0.95	0.95	0.62	4.00	17
Year ended 02/29/24	10.38	0.40	0.30	0.70	(0.44)	10.64	6.92	95,188	1.11	1.11	0.61	3.82	24
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)	84,065	0.82	0.82	0.60	3.58	44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10	99,166	0.64	0.64	0.57	2.72	10
Year ended 02/28/21	12.43	0.37	(0.45)	(0.08)	(0.39)	11.96	(0.57)	86,177	0.71	0.73	0.59	3.13	15
Class R6
Year ended 02/28/25	10.63	0.43	(0.09)	0.34	(0.47)	10.50	3.29	244	0.91	0.91	0.58	4.04	17
Year ended 02/29/24	10.38	0.40	0.29	0.69	(0.44)	10.63	6.86	244	1.07	1.07	0.57	3.85	24
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)	9	0.76	0.76	0.54	3.64	44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05	10	0.62	0.62	0.56	2.74	10
Year ended 02/28/21	12.41	0.38	(0.43)	(0.05)	(0.40)	11.96	(0.31)	10	0.62	0.72	0.49	3.22	15

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28,
2025, the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
14
Invesco Rochester® AMT-Free New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the
15
Invesco Rochester® AMT-Free New York Municipal Fund

Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
16
Invesco Rochester® AMT-Free New York Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $12,538 in front-end sales commissions from the sale of Class A shares and $1,755 and $252 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$682,765,952	$0	$682,765,952
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $15,658,640 and securities sales of $23,933,931, which resulted in net realized gains (losses) of $(1,155,110).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,511.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19,
17
Invesco Rochester® AMT-Free New York Municipal Fund

2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $2,241,644 with an average interest rate of 5.09%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $45,185,000 and 3.70%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$134,866	$81,818
Ordinary income-tax-exempt	27,667,086	26,760,910
Total distributions	$27,801,952	$26,842,728

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$12,153,566
Net unrealized appreciation (depreciation) — investments	(25,460,413)
Temporary book/tax differences	(108,177)
Capital loss carryforward	(173,878,677)
Shares of beneficial interest	830,834,111
Total net assets	$643,540,410
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$41,858,915	$132,019,762	$173,878,677
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $115,066,377 and $143,818,272, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,436,982
Aggregate unrealized (depreciation) of investments	(35,897,395)
Net unrealized appreciation (depreciation) of investments	$(25,460,413)
Cost of investments for tax purposes is $708,226,365.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds, dirt bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $35,806, undistributed net realized gain (loss) was decreased by $101,394 and shares of beneficial interest was increased by $65,588. This reclassification had no effect on the net assets of the Fund.
18
Invesco Rochester® AMT-Free New York Municipal Fund

NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	3,001,262	$31,643,396	4,424,526	$45,692,650
Class C	161,596	1,699,467	117,466	1,216,559
Class Y	2,133,622	22,557,374	3,422,909	35,267,822
Class R6	-	-	22,225	232,891
Issued as reinvestment of dividends:
Class A	1,257,840	13,246,773	1,252,587	13,025,311
Class C	20,971	220,866	27,747	288,907
Class Y	238,816	2,518,286	170,720	1,776,559
Class R6	280	2,957	193	1,996
Automatic conversion of Class C shares to Class A shares:
Class A	242,202	2,555,821	322,566	3,295,490
Class C	(242,168)	(2,555,821)	(322,355)	(3,295,490)
Reacquired:
Class A	(6,924,033)	(72,977,300)	(8,051,497)	(83,560,568)
Class C	(246,029)	(2,584,845)	(255,263)	(2,648,102)
Class Y	(1,941,887)	(20,442,306)	(2,739,726)	(28,093,519)
Class R6	-	-	(302)	(3,098)
Net increase (decrease) in share activity	(2,297,528)	$(24,115,332)	(1,608,204)	$(16,802,592)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco Rochester® AMT-Free New York Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester® AMT-Free New York Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester® AMT-Free New York Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
20
Invesco Rochester® AMT-Free New York Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.51%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
21
Invesco Rochester® AMT-Free New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
22
Invesco Rochester® AMT-Free New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFNYM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Rochester® Limited Term New York Municipal Fund
Nasdaq:
A: LTNYX ■ C: LTNCX ■ Y: LTBYX ■ R6: IORMX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Tax Information
26	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.69%
New York–90.60%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$791,702
Series 2018 A, RB	5.00%	12/15/2036	780	827,522
Series 2018 A, RB	5.00%	12/15/2037	820	868,466
Series 2018 A, RB	5.00%	12/15/2038	500	528,696
Series 2018 B, RB(a)	5.00%	12/15/2030	240	252,112
Series 2018 B, RB(a)	5.00%	12/15/2031	300	314,676
Series 2018 B, RB(a)	5.00%	12/15/2032	320	335,054
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,532,806
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,550,205
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	4,555	4,252,117
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,008,036)(b)(c)	4.00%	07/01/2025	1,025	540,687
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,038,993)(b)(c)	4.00%	07/01/2026	1,065	561,787
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,068,391)(b)(c)	4.00%	07/01/2027	1,105	582,887
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $503,100)(b)(c)	4.00%	07/01/2028	585	308,587
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $7,837,309)(b)(c)	4.00%	07/01/2036	7,295	3,848,112
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	304,579
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	344,985
Series 2024, RB	4.50%	06/01/2044	1,380	1,345,816
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	669,486
Series 2018, Ref. RB	5.00%	10/01/2028	690	709,542
Series 2018, Ref. RB	5.00%	10/01/2029	730	749,192
Series 2018, Ref. RB	5.00%	10/01/2030	760	778,387
Series 2018, Ref. RB	5.00%	10/01/2031	805	822,281
Series 2018, Ref. RB	5.00%	10/01/2043	540	528,664
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	500	514,181
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,162,539
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,029,142
Series 2016, Ref. RB	5.25%	11/01/2030	650	668,532
Series 2016, Ref. RB	5.25%	11/01/2031	650	668,127
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(d)	4.00%	04/01/2039	1,400	1,403,986
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.00%	07/01/2025	3,170	3,171,417
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	152,872
Series 2018, Ref. RB	5.00%	10/01/2027	150	154,540
Series 2018, Ref. RB	5.00%	10/01/2028	165	171,397
Series 2018, Ref. RB	5.00%	10/01/2029	175	181,662
Series 2018, Ref. RB	5.00%	10/01/2030	200	206,918
Series 2018, Ref. RB	5.00%	10/01/2031	200	206,501
Series 2018, Ref. RB	5.00%	10/01/2033	100	102,929
Series 2018, Ref. RB	5.00%	10/01/2037	405	414,258
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	5,980	6,012,832
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	125	126,517
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2039	900	919,984
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	780	782,571
Series 2018, RB	5.00%	06/01/2033	1,190	1,216,491
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	$5,000	$5,043,997
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	127,912
Series 2019, RB	4.00%	07/01/2037	150	152,816
Series 2019, RB	4.00%	07/01/2038	150	152,017
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,800	1,640,897
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	610,267
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	420	431,111
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	926,406
Series 2017, Ref. RB	5.00%	08/01/2032	635	648,770
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	945	944,175
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,012,926
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	325	318,020
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	503,632
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGM)(d)	4.75%	12/15/2026	880	880,436
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,265,976
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,312,404
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2025	400	400,978
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	422,663
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	453,390
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	473,796
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	493,794
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	518,570
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	548,456
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,627,999
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	765	765,638
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,125,636
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,293
Dutchess County Local Development Corp. (Culinary Institute); Series 2021, Ref. RB	5.00%	07/01/2032	325	348,229
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	227,083
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,203,959
Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2035	3,000	3,015,444
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,346,321
Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	5.00%	07/01/2025	1,295	1,300,536
Elmira (City of), NY;
Series 2020, GO Bonds	5.00%	07/01/2026	430	435,935
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,592,473
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,381,726
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	15,110	14,838,981
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	175	175,960
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,542
Series 2017, Ref. RB	5.00%	06/01/2028	100	101,379
Series 2017, Ref. RB	5.00%	06/01/2031	320	322,677
Series 2017, Ref. RB	5.00%	06/01/2035	255	256,272
Essex County Capital Resource Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	270	270,831
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	520	520,853
Series 2015 A, RB(a)	5.00%	06/01/2025	300	300,983
Series 2019, RB(a)	4.00%	06/01/2025	910	910,796
Series 2019, RB(a)	4.00%	06/01/2026	950	955,251
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Franklin County Civic Development Corp. (North Country Community College Foundation, Inc.); Series 2017, Ref. RB	5.00%	06/01/2025	$205	$205,631
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	648,692
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,198,060
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,292,105
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	820	800,743
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,001,760
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,865	1,922,948
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,801,286
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,418
Series 2017, Ref. RB	5.00%	07/01/2029	775	799,085
Series 2017, Ref. RB	5.00%	07/01/2030	675	694,474
Series 2017, Ref. RB	5.00%	07/01/2031	615	631,072
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,137,086
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	8,990	9,238,037
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,965,799
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	9,029,963
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	5.00%	11/01/2025	1,305	1,306,018
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,670,828
Series 2017, RB	5.00%	09/01/2042	2,000	2,066,847
Series 2018, RB	5.00%	09/01/2035	8,500	9,080,859
Series 2018, RB	5.00%	09/01/2038	1,270	1,350,116
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	196,203
Metropolitan Transportation Authority; Series 2016 B, Ref. RB	5.00%	11/15/2037	2,500	2,550,078
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-2, RB	5.00%	11/15/2034	1,875	1,957,446
Subseries 2016 B-1, RB	5.00%	11/15/2036	2,745	2,825,562
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	882,340
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	352,117
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	599,668
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,823
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,667
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,393
Series 2013 A, Ref. RB	5.00%	12/01/2037	2,100	2,103,701
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,385	4,385,941
Series 2017, RB	5.00%	12/01/2029	1,000	1,024,857
Series 2017, RB	5.00%	12/01/2034	1,100	1,121,084
Series 2017, RB	5.00%	12/01/2035	1,055	1,074,494
Series 2017, RB	5.00%	12/01/2036	2,525	2,569,441
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	5,540	5,339,378
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,509,478
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,796,161
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	378,890
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2036	5,850	6,210,972
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2038	5,450	5,761,827
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2039	4,775	5,036,553
Series 2018 B, GO Bonds (INS - AGM)(d)	5.00%	07/01/2045	4,000	4,149,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	$1,500	$1,501,192
Series 2014, RB	5.00%	07/01/2032	660	660,430
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	950	876,011
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,581,876
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,865	1,707,011
New Rochelle (City of), NY (Iona College);
Series 2015 A, Ref. RB	5.00%	07/01/2025	325	326,945
Series 2015 A, Ref. RB	5.00%	07/01/2029	1,100	1,105,514
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,581
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,667
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	5,000,407
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,999,559
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,417,976
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2033	5,000	5,037,935
One Hundred Ninety Third Series 2015, Ref. RB(a)	5.00%	10/15/2034	2,305	2,322,067
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,140,916
Series 2018 207, Ref. RB(a)	5.00%	09/15/2030	3,385	3,516,237
Series 2018 207, Ref. RB(a)	5.00%	09/15/2032	1,555	1,609,000
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2042	1,000	1,120,928
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2043	1,000	1,109,458
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,101,058
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	6,500	7,222,472
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	4,029,627
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2037	3,000	3,290,056
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2038	3,000	3,275,511
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,709,857
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	811,027
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,516,029
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,246,910
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,879,977
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,047
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,010
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,010
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,975,379
Series 2022 A-1, GO Bonds	5.25%	09/01/2042	1,000	1,103,911
Series 2024 C-1, GO Bonds	5.25%	09/01/2046	2,500	2,741,141
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	1,006,969
Series 2024 D, GO Bonds	4.00%	04/01/2045	14,000	13,744,969
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,506,506
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.87%)(d)(h)	3.76%	03/01/2025	200	200,000
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(h)	3.88%	03/01/2026	985	985,991
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(h)	3.89%	03/01/2027	1,000	1,001,845
New York (City of), NY Municipal Water Finance Authority;
Series 2015 FF, Ref. RB	5.00%	06/15/2039	10,950	10,998,748
Series 2018 DD-2, Ref. RB	5.00%	06/15/2040	4,000	4,158,488
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,178,180
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	9,933,484
Series 2020 EE, Ref. RB	4.00%	06/15/2042	6,585	6,538,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2015 E-1, RB(g)(i)	5.00%	03/27/2025	$8,195	$8,206,483
Series 2015 S, RB	5.00%	07/15/2032	10,000	10,069,343
Series 2015 S, RB	5.00%	07/15/2040	15,815	15,896,235
Series 2015 S-1, RB	5.00%	07/15/2040	7,185	7,199,407
Series 2015 S-1, RB	5.00%	07/15/2043	2,000	2,003,534
Series 2015 S-2, RB	5.00%	07/15/2036	8,650	8,707,121
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,143,313
Series 2016 S-1, RB	5.00%	07/15/2034	4,500	4,576,766
Series 2016 S-1, RB	5.00%	07/15/2043	10,000	10,119,080
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,823,678
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,233,685
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,529,710
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,446,182
Series 2018 S-1, RB	5.00%	07/15/2043	8,465	8,804,291
Series 2018 S-3, RB	5.25%	07/15/2045	10,000	10,453,080
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,446,526
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,259,367
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,863,168
Series 2024 C, RB	5.00%	05/01/2040	2,285	2,583,163
Series 2024 C, RB	5.00%	05/01/2042	5,000	5,531,217
Series 2024 C, RB	5.00%	05/01/2044	7,500	8,160,682
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,312,011
Series 2024, RB	5.00%	05/01/2045	8,255	8,906,054
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,225,679
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,963,034
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	11,691,372
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,848,216
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	15,000	15,885,334
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	311,950
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2025	110	110,173
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2027	35	35,060
Series 2012 F, RB (INS - AGM)(d)	5.00%	10/01/2028	5	5,008
Series 2012, RB	5.00%	10/01/2026	140	140,193
Series 2012, RB	5.00%	10/01/2026	120	120,213
Series 2012, RB	5.00%	10/01/2027	65	65,089
Series 2012, RB	5.00%	10/01/2028	50	50,068
Series 2013, RB	5.75%	07/01/2043	7,055	7,064,059
Series 2014 E, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	1,000	1,001,410
Series 2014 E, Ref. RB	5.00%	02/15/2039	9,990	10,000,994
Series 2015 A, Ref. RB	5.00%	07/01/2031	3,700	3,722,009
Series 2015 B-C, RB	5.00%	03/15/2036	12,045	12,158,148
Series 2015 B-C, RB	5.00%	03/15/2039	5,000	5,041,411
Series 2015 B-C, RB	5.00%	03/15/2040	12,640	12,740,680
Series 2016, Ref. RB(e)	5.00%	12/01/2026	2,645	2,593,041
Series 2017, Ref. RB(e)	5.00%	12/01/2031	500	500,583
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,485,405
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,069,913
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,160,925
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,337
Series 2020 A, Ref. RB(g)(i)	4.00%	09/15/2030	5	5,337
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	11,606,983
Series 2024 A, RB	5.25%	05/01/2037	875	990,288
Series 2024 A, RB	5.25%	05/01/2038	875	986,677
Series 2024 A, RB (INS - AGM)(d)	5.00%	10/01/2038	3,780	4,249,809
Series 2024 A, RB	5.25%	05/01/2039	500	561,482
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB	5.25%	05/01/2040	$400	$446,687
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,432,597
Series 2024 A, Ref. RB	5.00%	03/15/2045	5,000	5,405,724
New York (State of) Dormitory Authority (Barnard College); Series 2015 A, Ref. RB	5.00%	07/01/2043	2,960	2,968,212
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,485,708
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,672,936
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	590,697
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	701,841
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	640	598,033
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB(e)	4.88%	09/01/2027	1,570	1,518,026
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $920,000)(c)(e)	4.63%	10/01/2027	920	880,243
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,020,435
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,400,575
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	302,556
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	402,282
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	401,532
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,233,194
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2025	1,035	1,041,839
Series 2024, RB	5.25%	11/01/2037	3,685	4,098,852
Series 2024, RB	5.25%	11/01/2040	2,000	2,183,136
Series 2024, RB	5.25%	11/01/2041	1,900	2,057,653
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	811,612
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,077,105
New York (State of) Dormitory Authority (New York Orange Regional Medical Center Obligated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,099,980
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,099,625
New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - AMBAC)(d)	5.50%	07/01/2031	2,000	2,202,826
Series 2017 A, Ref. RB	5.00%	07/01/2043	260	268,846
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2030	1,000	1,003,105
Series 2017, Ref. RB(e)	5.00%	12/01/2033	800	797,112
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,885,350
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2026	2,740	2,744,863
Series 2013 A, RB (INS - AGM)(d)	5.00%	10/01/2027	2,485	2,489,233
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,666,661
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,106
Series 2013 E, RB (INS - AGM)(d)	5.00%	10/01/2026	3,190	3,195,662
New York (State of) Dormitory Authority (St. John’s University);
Series 2015 A, Ref. RB	5.00%	07/01/2034	2,500	2,514,111
Series 2015 A, Ref. RB	5.00%	07/01/2037	5,900	5,929,500
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2025	90	90,352
Series 2021, RB	5.00%	07/01/2026	100	100,727
Series 2021, RB	5.00%	07/01/2027	120	121,144
Series 2021, RB	5.00%	07/01/2028	75	75,845
Series 2021, RB	5.00%	07/01/2029	100	101,218
Series 2021, RB	5.00%	07/01/2030	75	75,859
Series 2021, RB	4.00%	07/01/2035	200	181,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities);
Series 2018 A, RB	5.00%	07/01/2036	$3,060	$3,205,294
Series 2018 A, RB	5.00%	07/01/2038	1,850	1,931,442
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,379,942
Series 2022, Ref. RB	5.00%	07/01/2036	735	757,621
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2040	1,250	1,399,428
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2041	1,375	1,527,273
Series 2024, RB (INS - AGC)(d)	5.25%	10/01/2042	1,250	1,380,023
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,265,138
New York (State of) Housing Finance Agency;
Series 2007, RB(a)	5.05%	08/15/2039	920	920,226
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,927,612
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	50	50,052
New York (State of) Housing Finance Agency (Green Bonds);
Series 2021 D-2, RB(g)	0.65%	11/01/2025	3,705	3,625,138
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,006,017
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,403,440
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	980	981,092
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,744,872
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,235	1,266,183
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	943,584
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	3,500	3,980,175
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2022, RB (INS - AGM)(d)	4.00%	11/15/2042	5,000	5,057,347
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,524,180
Series 2019 B, RB (INS - AGM)(d)	4.00%	01/01/2040	12,690	12,782,820
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,517,334
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,597,401
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,142,565
Series 2017, RB	5.00%	12/15/2040	13,260	13,859,373
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,075
Series 2013 L-2-A, RB	3.60%	11/01/2033	2,445	2,445,086
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,880,134
Series 2014 E, RB	3.40%	11/01/2029	685	683,426
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,279,698
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	1,000	1,022,475
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,570,882
New York City Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	118,325
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	169,325
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,502,585
New York City Housing Development Corp. (Ocean Gate Development); Series 2007 B, RB(a)	5.35%	06/01/2025	230	231,270
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,110,835
Series 2015, Ref. RB	5.00%	11/15/2045	10,250	10,292,583
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	360	360,225
Series 2000 A, RB	6.63%	06/01/2042	3,165	3,166,347
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,935	5,030,376
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	600	596,599
Series 2010 A, RB(e)	6.25%	06/01/2041	8,205	8,166,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust V; Series 2005 S-1, RB(j)	0.00%	06/01/2038	$1,430	$649,382
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,850	3,918,548
Series 2016 A, Ref. RB	6.75%	06/01/2035	5,430	5,480,552
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,382,028
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,760	8,910,287
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	5,146,770
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	1,620	1,621,043
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,626,695
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center); Series 2021 A, Ref. RB	1.90%	11/15/2031	2,500	2,164,604
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,016
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,805,759
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,913,564
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,074,065
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,962,570
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(k)	1.72%	03/15/2033	4,685	4,685,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,700	8,710,455
Series 2016, Ref. RB(a)	5.00%	08/01/2031	9,500	9,511,368
Series 2020, Ref. RB(a)	5.25%	08/01/2031	4,260	4,474,493
Series 2021, Ref. RB(a)	2.25%	08/01/2026	1,665	1,629,091
Series 2021, Ref. RB(a)	3.00%	08/01/2031	1,870	1,772,647
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,426,511
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,059,947
Series 2018, RB(a)	5.00%	01/01/2034	9,870	10,168,970
Series 2018, RB(a)	5.00%	01/01/2036	5,455	5,604,467
Series 2020, RB(a)	5.00%	10/01/2035	5,000	5,234,871
Series 2020, RB(a)	4.38%	10/01/2045	4,450	4,346,865
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,764,517
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,000,172
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,971,138
Series 2016 A, RB (INS - AGM)(a)(d)	4.00%	07/01/2037	2,000	1,988,151
Series 2016 A, RB(a)	5.00%	07/01/2041	6,500	6,500,379
Series 2016 A, RB(a)	5.25%	01/01/2050	110	109,999
Series 2016, RB (INS - AGM)(a)(d)	4.00%	07/01/2031	8,805	8,805,029
Series 2016, RB (INS - AGM)(a)(d)	5.00%	07/01/2046	150	149,999
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,423,577
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport); Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,281,223
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	900	953,317
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	947,503
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,074,009
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,180,586
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,400,533
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,722,432
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,735	1,740,629
Niagara Falls (City of), NY;
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2028	750	770,026
Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	850	872,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	$250	$250,105
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,000,715
Series 2019, Ref. RB(a)	5.00%	04/01/2031	700	729,478
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	752,829
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,000	1,033,009
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,820	1,798,442
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2025	355	355,878
Series 2019, Ref. RB	5.00%	07/01/2026	755	763,499
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2029	780	810,040
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2030	275	285,121
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2031	350	362,454
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2032	455	470,559
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2033	475	490,648
Series 2019, RB (INS - AGM)(a)(d)	5.00%	05/01/2034	500	516,849
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	462,518
Series 2017, Ref. RB	5.00%	05/01/2028	600	616,131
Series 2017, Ref. RB	5.00%	05/01/2029	450	461,548
Series 2017, Ref. RB	5.00%	05/01/2030	835	855,450
Series 2017, Ref. RB	5.00%	05/01/2032	600	612,872
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,611,213
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,058,990
Onondaga Civic Development Corp. (Onondaga Community College Housing Development Corp.); Series 2015, Ref. RB	5.00%	10/01/2025	115	114,495
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,218,418
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	185	184,911
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	230	230,350
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2030	585	630,208
Series 2021 A, RB(a)	5.00%	12/15/2031	235	255,021
Series 2021 A, RB(a)	5.00%	12/15/2032	750	817,689
Series 2021 A, RB(a)	5.00%	12/15/2033	750	813,876
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.63%	08/15/2035	10	10,129
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	1,000	1,027,909
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,026,794
Spring Valley (Village of), NY; Series 2005, GO Bonds (INS - NATL)(a)(d)	5.00%	05/01/2025	365	365,561
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	500	513,882
Series 2017, Ref. RB	5.00%	09/01/2031	690	705,879
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	174,171
Series 2021 A, Ref. RB	5.00%	09/01/2030	175	186,044
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	96,212
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	240,530
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	202,226
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	211,960
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	485,475
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	211,076
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	236,818
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	209,715
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	235,929
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	261,430
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	208,358
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	284,512
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	206,918
Series 2021 A, Ref. RB	5.00%	09/01/2040	110	113,109
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 A, Ref. RB	5.00%	09/01/2041	$50	$50,978
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	9,170	9,175,298
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	805,323
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	461,554
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,757
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,514,356
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	195	195,183
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,309,792
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	5,395	5,444,021
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,410	1,422,812
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,375	1,387,494
Series 2016 D-1, RB(e)	4.85%	11/01/2031	905	913,223
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,162,164
Series 2016 A, Ref. RB	5.00%	11/15/2046	5,000	5,080,056
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,363,596
Series 2017 B, Ref. RB	5.00%	11/15/2036	11,110	11,549,838
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,430,097
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020, Ref. RB	5.00%	09/01/2036	5,550	6,004,800
Series 2020, Ref. RB	5.00%	09/01/2039	7,500	8,010,668
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,456,357
Series 2017 A, Ref. RB	5.00%	06/01/2030	8,275	8,529,413
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,149,363
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,142,831
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,135,223
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,523,447
Westchester County Local Development Corp.;
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,065	2,174,129
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	308,945
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	5.00%	01/01/2027	170	174,193
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	1,105	1,085,066
Series 2021, Ref. RB(e)	4.13%	12/01/2041	500	463,271
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	200	199,541
				1,331,080,020
Puerto Rico–7.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	31,705	31,870,655
Series 2002, RB	5.63%	05/15/2043	800	809,525
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(j)(l)	0.00%	08/01/2028	105,030	1
PRCCDA Custodial Trust; Series A(j)	0.00%	03/15/2049	105	22,746
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	31	8,094
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	9,941	7,052,906
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	9,529	9,582,355
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,656,850
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	856,134
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	861,898
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,535,990
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	659,738
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	561,429
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	767	739,600
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	0	5
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Subseries 2022, RN(j)	0.00%	11/01/2043	$5,754	$3,625,019
Subseries 2022, RN(j)	0.00%	11/01/2051	6,882	2,382,899
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	5.00%	07/01/2025	5,000	5,025,315
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,354	3,253,576
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,965,452)(c)	6.63%	01/01/2027	1,665	1,647,771
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $15,337,519)(c)	6.63%	01/01/2028	12,696	12,536,239
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	865	870,741
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2027	5,930	5,448,075
Series 2018 A-1, RB(j)	0.00%	07/01/2031	10,000	8,025,692
Series 2018 A-1, RB(j)	0.00%	07/01/2033	665	492,609
Series 2018 A-1, RB	4.50%	07/01/2034	487	487,212
Series 2018 A-1, RB(j)	0.00%	07/01/2046	2,073	698,685
Series 2018 A-1, RB(j)	0.00%	07/01/2051	1	249
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,800,094
Series 2019 A-2, RB	4.33%	07/01/2040	2,504	2,497,747
Series 2019 A-2, RB	4.54%	07/01/2053	75	74,575
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	993,192
Series 2019 A-2B, RB	4.55%	07/01/2040	672	673,792
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/07/2007; Cost $300,000)(c)	5.00%	06/01/2030	300	294,192
				108,045,600
Virgin Islands–0.51%
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,508,327
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2025	3,760	3,793,128
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,732,057
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,498
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	283,096
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2003, RB (INS - AMBAC)(d)	4.50%	07/01/2028	100	100,274
				7,467,380
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,500	3,265,370
Total Municipal Obligations (Cost $1,454,156,428)				1,449,858,370
U.S. Dollar Denominated Bonds & Notes–0.04%
Puerto Rico–0.04%
AES Puerto Rico, Inc.(l) (Cost $660,652)	12.50%	03/04/2026	670	650,163
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(m)–98.73% (Cost $1,454,817,080)				1,450,508,533
OTHER ASSETS LESS LIABILITIES–1.27%				18,661,971
NET ASSETS–100.00%				$1,469,170,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $5,850,154, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2025 was $21,200,505, which represented 1.44% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $60,020,248, which represented 4.09% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2025.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Zero coupon bond issued at a discount.
(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $1,454,817,080)	$1,450,508,533
Receivable for:
Investments sold	1,545,370
Fund shares sold	1,085,571
Interest	18,226,327
Investments matured, at value (Cost $7,005,798)	3,905,732
Investment for trustee deferred compensation and retirement plans	240,537
Other assets	235,204
Total assets	1,475,747,274
Liabilities:
Payable for:
Investments purchased	2,215,656
Dividends	1,522,994
Fund shares reacquired	605,096
Amount due custodian	1,274,933
Accrued fees to affiliates	479,686
Accrued interest expense	16,410
Accrued trustees’ and officers’ fees and benefits	2,783
Accrued other operating expenses	83,401
Trustee deferred compensation and retirement plans	375,811
Total liabilities	6,576,770
Net assets applicable to shares outstanding	$1,469,170,504
Net assets consist of:
Shares of beneficial interest	$2,070,073,776
Distributable earnings (loss)	(600,903,272)
$1,469,170,504
Net Assets:
Class A	$1,099,708,717
Class C	$43,549,465
Class Y	$321,897,205
Class R6	$4,015,117
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	391,338,552
Class C	15,585,737
Class Y	114,576,316
Class R6	1,427,852
Class A:
Net asset value per share	$2.81
Maximum offering price per share (Net asset value of $2.81 ÷ 97.50%)	$2.88
Class C:
Net asset value and offering price per share	$2.79
Class Y:
Net asset value and offering price per share	$2.81
Class R6:
Net asset value and offering price per share	$2.81
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$58,852,135
Expenses:
Advisory fees	5,906,515
Administrative services fees	212,603
Custodian fees	11,265
Distribution fees:
Class A	2,765,615
Class C	488,112
Interest, facilities and maintenance fees	1,054,187
Transfer agent fees — A, C and Y	1,025,779
Transfer agent fees — R6	350
Trustees’ and officers’ fees and benefits	54,223
Registration and filing fees	66,930
Reports to shareholders	67,668
Professional services fees	216,780
Other	25,505
Total expenses	11,895,532
Less: Expense offset arrangement(s)	(9,166)
Net expenses	11,886,366
Net investment income	46,965,769
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains from securities sold to affiliates of $5,222)	(9,883,090)
Change in net unrealized appreciation of unaffiliated investment securities	16,927,400
Net realized and unrealized gain	7,044,310
Net increase in net assets resulting from operations	$54,010,079
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$46,965,769	$47,488,875
Net realized gain (loss)	(9,883,090)	(19,735,135)
Change in net unrealized appreciation	16,927,400	36,586,854
Net increase in net assets resulting from operations	54,010,079	64,340,594
Distributions to shareholders from distributable earnings:
Class A	(37,184,122)	(38,506,668)
Class C	(1,247,700)	(1,508,292)
Class Y	(11,151,827)	(11,319,630)
Class R6	(100,239)	(30,402)
Total distributions from distributable earnings	(49,683,888)	(51,364,992)
Share transactions–net:
Class A	(72,098,808)	(128,570,699)
Class C	(10,838,719)	(16,888,230)
Class Y	(3,652,481)	(10,936,922)
Class R6	3,156,324	90,454
Net increase (decrease) in net assets resulting from share transactions	(83,433,684)	(156,305,397)
Net increase (decrease) in net assets	(79,107,493)	(143,329,795)
Net assets:
Beginning of year	1,548,277,997	1,691,607,792
End of year	$1,469,170,504	$1,548,277,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$2.80	$0.09	$0.01	$0.10	$(0.09)	$2.81	3.74%	$1,099,709	0.83%	0.83%	0.76%	3.13%	26%
Year ended 02/29/24	2.78	0.08	0.03	0.11	(0.09)	2.80	3.94	1,168,493	0.90	0.90	0.76	2.91	21
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91	0.91	0.75	2.65	60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78	0.78	0.74	2.01	12
Year ended 02/28/21	3.12	0.08	(0.07)	0.01	(0.09)	3.04	0.29 (d)	1,411,111	0.87 (d)	0.87 (d)	0.76 (d)	2.75 (d)	17
Class C
Year ended 02/28/25	2.78	0.07	0.01	0.08	(0.07)	2.79	2.97	43,549	1.58	1.58	1.51	2.38	26
Year ended 02/29/24	2.76	0.06	0.03	0.09	(0.07)	2.78	3.17	54,229	1.65	1.65	1.51	2.16	21
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66	1.66	1.50	1.90	60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53	1.53	1.49	1.26	12
Year ended 02/28/21	3.10	0.06	(0.07)	(0.01)	(0.07)	3.02	(0.47)	91,938	1.63	1.63	1.52	1.99	17
Class Y
Year ended 02/28/25	2.80	0.09	0.02	0.11	(0.10)	2.81	4.00	321,897	0.58	0.58	0.51	3.38	26
Year ended 02/29/24	2.78	0.09	0.02	0.11	(0.09)	2.80	4.21	324,713	0.65	0.65	0.51	3.16	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66	0.66	0.50	2.90	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53	0.53	0.49	2.26	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.53	260,365	0.63	0.63	0.52	2.99	17
Class R6
Year ended 02/28/25	2.80	0.10	0.01	0.11	(0.10)	2.81	4.05	4,015	0.52	0.52	0.45	3.44	26
Year ended 02/29/24	2.78	0.09	0.03	0.12	(0.10)	2.80	4.26	843	0.59	0.59	0.45	3.22	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60	0.60	0.44	2.96	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50	0.50	0.46	2.29	12
Year ended 02/28/21	3.12	0.09	(0.07)	0.02	(0.10)	3.04	0.59	170	0.57	0.57	0.46	3.05	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
18
Invesco Rochester® Limited Term New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
19
Invesco Rochester® Limited Term New York Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $6,691 in front-end sales commissions from the sale of Class A shares and $10,933 and $6,391 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
20
Invesco Rochester® Limited Term New York Municipal Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,449,858,369	$1	$1,449,858,370
U.S. Dollar Denominated Bonds & Notes	—	—	650,163	650,163
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,449,858,369	650,164	1,450,508,533
Other Investments - Assets
Investments Matured	—	3,905,732	—	3,905,732
Total Investments	$—	$1,453,764,101	$650,164	$1,454,414,265
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $94,437,348 and securities sales of $19,300,481, which resulted in net realized gains of $5,222.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,166.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $6,427,945 with an average interest rate of 5.31%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2025, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $0 and 0.00%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$1,063,666	$856,143
Ordinary income-tax-exempt	48,620,222	50,508,849
Total distributions	$49,683,888	$51,364,992

*	Includes short-term capital gain distributions, if any.

21
Invesco Rochester® Limited Term New York Municipal Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$24,246,378
Net unrealized appreciation (depreciation) — investments	(8,128,348)
Temporary book/tax differences	(365,536)
Capital loss carryforward	(616,655,766)
Shares of beneficial interest	2,070,073,776
Total net assets	$1,469,170,504
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$50,617,099	$566,038,667	$616,655,766
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $386,785,261 and $475,062,360, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,617,232
Aggregate unrealized (depreciation) of investments	(22,745,580)
Net unrealized appreciation (depreciation) of investments	$(8,128,348)
Cost of investments for tax purposes is $1,462,542,613.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $1,778,657, undistributed net realized gain (loss) was decreased by $1,779,913 and shares of beneficial interest was increased by $1,256. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	38,615,440	$108,412,380	30,001,942	$83,340,159
Class C	2,306,445	6,424,564	2,389,773	6,603,853
Class Y	33,565,552	94,119,478	37,453,393	103,819,192
Class R6	1,275,621	3,572,872	58,700	163,874
Issued as reinvestment of dividends:
Class A	8,389,570	23,511,351	8,723,795	24,185,189
Class C	323,998	902,535	386,785	1,066,627
Class Y	2,531,932	7,096,029	2,676,889	7,420,348
Class R6	24,052	67,548	5,362	14,890
Automatic conversion of Class C shares to Class A shares:
Class A	2,418,307	6,779,409	2,964,382	8,218,142
Class C	(2,435,521)	(6,779,409)	(2,982,337)	(8,218,142)
22
Invesco Rochester® Limited Term New York Municipal Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(75,149,788)	$(210,801,948)	(88,071,618)	$(244,314,189)
Class C	(4,082,222)	(11,386,409)	(5,944,619)	(16,340,568)
Class Y	(37,427,380)	(104,867,988)	(44,138,623)	(122,176,462)
Class R6	(172,277)	(484,096)	(31,379)	(88,310)
Net increase (decrease) in share activity	(29,816,271)	$(83,433,684)	(56,507,555)	$(156,305,397)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Rochester® Limited Term New York Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester® Limited Term New York Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester® Limited Term New York Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian and portfolio company investee; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
24
Invesco Rochester® Limited Term New York Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	97.86%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
25
Invesco Rochester® Limited Term New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
26
Invesco Rochester® Limited Term New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTNYM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Rochester® Municipal Opportunities Fund
Nasdaq:
A: ORNAX ■ C: ORNCX ■ Y: ORNYX ■ R5: IORHX ■ R6: IORYX

2	Schedule of Investments
41	Financial Statements
44	Financial Highlights
45	Notes to Financial Statements
52	Report of Independent Registered Public Accounting Firm
53	Tax Information
54	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.77%(a)
Alabama–2.20%
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	$16,000	$16,852,615
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	15,180	16,456,426
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	507,382
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,319,339
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(c)	4.00%	11/01/2045	2,340	2,190,847
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(b)	5.00%	06/01/2054	21,470	21,823,413
Series 2024, RB(b)	4.75%	12/01/2054	28,230	27,937,876
Muscle Shoals, Sheffield & Tuscumbia Solid Waste Disposal Authority (Cherokee Industrial Landfill); Series 2020 B, RB(c)(d)(e)	8.00%	05/01/2025	1,351	1,398,003
Southeast Alabama Gas Supply District (The) (No. 2); Series 2024 B, Ref. RB(e)	5.00%	05/01/2032	34,000	36,541,544
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(e)	4.00%	12/01/2031	15,835	15,855,804
Series 2024 A, RB	5.00%	11/01/2035	20,000	21,266,390
Series 2025 A, RB(e)	5.00%	06/01/2035	13,400	14,244,445
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	45,365	46,356,847
				222,750,931
Alaska–0.12%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007 C, RB(f)	5.88%	12/01/2027	1,650	43,230
Series 2007 C, RB(f)	6.00%	12/01/2036	500	13,100
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGC)(b)(g)	4.38%	02/01/2065	12,500	12,168,024
				12,224,354
Arizona–1.92%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	5,991	5,765,943
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.50%	07/01/2038	1,165	1,185,179
Series 2018 B, RB(c)	5.63%	07/01/2048	2,250	2,271,512
Series 2018 B, RB(c)	5.75%	07/01/2053	3,500	3,530,953
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(c)	5.13%	08/01/2038	2,515	2,522,687
Series 2018 A, RB(c)	5.25%	08/01/2048	3,945	3,791,074
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(c)	5.50%	07/01/2037	580	583,792
Series 2017, Ref. RB(c)	5.75%	07/01/2047	680	682,171
Series 2017, Ref. RB(c)	5.88%	07/01/2052	645	647,590
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(c)	5.00%	07/01/2054	3,000	2,854,186
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(c)	5.25%	12/15/2038	1,415	1,436,178
Series 2018 A, RB(c)	5.50%	12/15/2048	2,260	2,284,484
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	410,100
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB(h)	6.38%	01/01/2028	375	359,612
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,676,619
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(c)	6.00%	01/01/2048	11,475	9,533,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(c)	6.00%	07/01/2043	$1,885	$1,911,651
Series 2023, RB(c)	6.25%	07/01/2053	1,900	1,925,377
Series 2023, RB(c)	6.38%	07/01/2058	2,000	2,030,918
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	824,803
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	382	382,088
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University); Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,012,380
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,425	1,425,017
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(c)	5.50%	07/01/2046	4,135	4,139,343
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(b)	5.88%	11/01/2037	2,260	2,024,622
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(c)	9.50%	04/01/2052	7,900	7,070,125
Phoenix (City of), AZ Industrial Development Authority (The) (Vista College Preparatory); Series 2018 A, RB (CEP - Ohio School District)	5.00%	07/01/2048	835	847,280
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.50%	09/01/2046	2,400	2,321,757
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(c)	6.00%	07/01/2035	1,025	1,028,359
Series 2015, RB(c)	6.13%	07/01/2045	3,310	3,316,117
Series 2019, RB	5.13%	07/01/2039	650	643,220
Series 2019, RB	5.25%	07/01/2049	810	776,473
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(c)	5.63%	06/15/2045	2,250	2,253,600
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	2,085	2,085,511
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(c)	5.00%	07/01/2056	3,230	2,776,250
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(c)	6.88%	11/15/2052	7,500	8,124,777
Series 2022, RB(c)	7.00%	11/15/2057	3,975	4,316,327
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(c)	6.50%	11/01/2047	5,530	5,546,665
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB(c)	6.00%	12/01/2036	3,315	3,356,162
Series 2016, Ref. RB(c)	6.00%	12/01/2046	6,310	6,350,159
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(b)(i)	5.50%	10/01/2033	5,853	5,833,264
Series 2021 C, RB(b)(c)	5.50%	10/01/2033	22,616	22,539,741
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(b)	6.25%	06/01/2026	190	190,312
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(c)	5.60%	07/01/2031	151	150,992
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(c)	5.50%	06/15/2047	11,245	11,551,651
Series 2023, RB(c)	5.75%	06/15/2053	5,000	5,183,374
Series 2023, RB(c)	5.75%	06/15/2058	15,000	15,537,192
Series 2024, RB(c)	5.00%	06/15/2044	1,670	1,680,649
Series 2024, RB(c)	5.00%	06/15/2054	10,280	10,172,614
Series 2024, RB(c)	5.00%	06/15/2059	10,000	9,807,747
Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	794	642,260
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(c)	6.50%	08/01/2048	3,640	3,768,800
				194,083,108
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(c)	4.75%	09/01/2049	25,135	25,073,756
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	$4,220	$4,220,000
				29,293,756
California–9.99%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	120	120,245
California (State of); Series 2022, GO Bonds(j)	5.00%	09/01/2052	23,300	25,065,548
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(e)	5.25%	04/01/2030	12,780	13,589,913
Series 2024, RB(e)	5.00%	12/01/2032	15,000	15,974,719
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(k)	0.00%	06/01/2050	520,920	112,606,964
Series 2006 B, RB(k)	0.00%	06/01/2050	107,400	20,346,221
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	18,965	19,116,003
Series 2006 C, RB(k)	0.00%	06/01/2055	212,950	22,637,586
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,007,905
Series 2006 A, RB(k)	0.00%	06/01/2046	127,310	32,848,030
Series 2006 B, RB(k)	0.00%	06/01/2046	33,920	8,451,711
Series 2006 C, RB(k)	0.00%	06/01/2055	215,100	26,381,649
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,650	2,654,029
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	52	53,739
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail); Series 2020, RB(b)(c)(d)(e)	8.00%	03/04/2025	39,665	40,971,303
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(c)(e)	9.50%	01/01/2035	62,650	63,587,933
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2047	11,095	11,163,919
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(c)	6.38%	06/15/2064	2,250	2,444,148
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(c)(f)(l)	7.50%	07/01/2032	6,075	82,013
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(c)(f)(l)	8.00%	07/01/2039	14,995	202,433
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(c)(f)(l)	7.50%	07/01/2032	2,650	35,775
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(b)(c)	5.00%	11/21/2045	16,050	16,060,420
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(c)	10.00%	05/15/2028	3,000	3,675,936
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(c)(d)(e)	6.50%	07/01/2027	2,515	2,700,735
Series 2017, RB(c)	6.50%	07/01/2050	1,865	1,899,818
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(c)	5.25%	07/01/2051	5,945	5,986,453
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.00%	05/01/2027	250	251,016
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.75%	05/01/2037	900	912,122
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(c)	5.88%	05/01/2047	1,230	1,239,639
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(c)	5.13%	06/01/2047	595	594,956
Series 2017 A, RB(c)	5.25%	06/01/2052	665	665,160
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(c)	5.25%	07/01/2052	1,450	1,461,932
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,860	6,862,163
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	2,315	2,364,371
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,066,555
Del Mar Race Track Authority; Series 2015, Ref. RB	5.00%	10/01/2038	3,285	3,285,126
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(k)	0.00%	08/01/2042	7,780	3,788,227
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(k)	0.00%	06/01/2066	$186,500	$21,999,726
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	770	772,035
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(b)	4.00%	05/15/2050	10,500	9,825,777
Series 2021 A, Ref. RB(b)	5.00%	05/15/2051	8,150	8,404,826
Series 2022 A, RB(b)	4.00%	05/15/2049	18,575	17,362,861
Series 2022, RB(b)(j)	5.00%	05/15/2047	25,205	25,420,639
Series 2022, RB(b)(j)	5.00%	05/15/2048	30,000	30,615,735
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(b)	4.00%	05/15/2047	10,250	9,709,182
Morongo Band of Mission Indians (The); Series 2018 A, RB(c)	5.00%	10/01/2042	4,500	4,587,255
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,588
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	6,415	6,574,572
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB (INS - AGM)(b)(g)	4.00%	07/01/2051	16,750	15,743,551
Series 2021 B, RB(b)	4.00%	07/01/2056	13,145	12,099,765
Series 2021 B, RB(b)	5.00%	07/01/2056	5,180	5,337,015
Series 2023 B, RB(b)	5.00%	07/01/2048	5,000	5,232,905
Series 2023 B, RB(b)	5.00%	07/01/2053	15,000	15,601,708
Series 2023 B, RB(b)	5.25%	07/01/2058	20,000	21,224,840
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(b)	5.00%	05/01/2044	10,020	10,258,595
Series 2019 A, RB(b)	5.00%	05/01/2049	90,485	91,964,629
Series 2019 E, RB(b)(d)(e)	4.00%	05/01/2029	1,310	1,325,841
Series 2019 E, RB(b)	4.00%	05/01/2050	13,845	12,936,857
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(b)(j)(m)	5.50%	05/01/2055	15,000	16,302,032
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(k)	0.00%	06/01/2036	60,785	32,830,671
Series 2007 A, RB(k)	0.00%	06/01/2047	58,990	16,464,728
Series 2007 B, RB(k)	0.00%	06/01/2047	13,505	3,728,874
Series 2007 C, RB(k)	0.00%	06/01/2056	61,600	6,736,970
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2037	6,245	4,026,218
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2038	12,115	7,452,724
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2041	14,735	7,740,922
Series 2011 D, GO Bonds (INS - AGM)(g)(k)	0.00%	08/01/2043	17,145	8,003,507
Sweetwater Union High School District; Series 2022, GO Bonds(j)	5.00%	08/01/2052	47,500	51,036,717
University of California; Series 2022 BK, RB(j)(m)	5.00%	05/15/2052	40,000	43,081,784
				1,011,605,464
Colorado–9.11%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,122,686
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,575,850
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,822,580
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,029	930,508
Series 2017 B, GO Bonds	7.75%	12/15/2047	464	455,401
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,425,412
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	909,062
Aurora Crossroads Metropolitan District No. 2;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,625	2,632,884
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,382,641
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,261,710
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,028,695
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,193	3,214,645
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$2,188	$2,202,832
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	497,976
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,101,594
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,798,561
Baseline Metropolitan District No. 1; Series 2024 B, GO Bonds	6.75%	12/15/2054	2,750	2,780,499
Bella Mesa Metropolitan District;
Series 2020 A, GO Bonds(c)(i)	6.75%	12/01/2049	3,785	3,609,560
Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,774	2,803,649
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	456,302
Board of Governors of Colorado State University System; Series 2015 A, RB(d)(e)	4.13%	03/01/2025	6,300	6,300,000
Brighton Crossing Metropolitan District No. 6; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,000	1,980,915
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	766,286
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,406,220
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,105	1,112,617
Canyon Pines Metropolitan District; Series 2024, GO Bonds(c)	8.25%	12/01/2053	4,218	4,258,276
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,751,197
Canyons Metropolitan District No. 5; Series 2024 B, Ref. GO Bonds	6.50%	12/01/2054	1,500	1,555,467
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	4,006,600
CCP Metropolitan District No. 3; Series 2024, Ref. GO Bonds	5.00%	12/01/2053	1,200	1,207,624
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	4,000	3,788,632
Series 2022, RB	6.50%	12/01/2053	6,850	7,074,159
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,263,657
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,953	3,979,134
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,500
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,070,029
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,496	1,456,190
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	3,350	3,349,858
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(c)	5.75%	04/01/2059	2,250	2,321,829
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2044	2,250	1,807,652
Series 2021 A, RB	5.00%	05/15/2049	3,000	2,288,194
Series 2021 A, RB	5.00%	05/15/2058	10,000	7,265,247
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	130	112,666
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds	7.50%	12/15/2038	455	454,622
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	14,799,393
Colorado Crossing Metropolitan District No. 2;
Series 2020 A-2, GO Bonds	5.00%	12/01/2050	7,705	7,469,841
Series 2020 B, GO Bonds(c)	7.50%	12/15/2050	3,490	3,378,335
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2039	1,243	1,239,667
Series 2019 A, GO Bonds	5.00%	12/01/2049	2,118	1,968,926
Series 2019, GO Bonds	7.75%	12/15/2049	568	545,231
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.13%	12/15/2054	1,800	1,805,892
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(c)	7.25%	12/01/2052	3,600	3,604,685
Dawson Trails Metropolitan District No. 1; Series 2024, GO Bonds(k)	0.00%	12/01/2031	65,565	38,431,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2035	$1,010	$1,052,114
Series 2018 A, Ref. RB(b)	5.25%	12/01/2048	7,410	7,592,091
Series 2021 A, RB	4.00%	08/01/2051	10,000	9,629,345
Series 2022 A, RB(b)	5.50%	11/15/2038	1,795	2,005,039
Series 2022 A, RB(b)(j)	5.00%	11/15/2047	15,000	15,558,191
Series 2022 A, RB(b)	4.13%	11/15/2053	7,000	6,559,482
Series 2022 D, Ref. RB(b)(j)	5.75%	11/15/2045	10,000	11,007,145
Series 2022 D, Ref. RB(b)	5.00%	11/15/2053	3,880	4,012,947
Series 2022, RB(j)	4.00%	08/01/2051	18,990	18,286,126
Series 2022, RB(b)(j)	5.00%	11/15/2053	41,500	42,921,985
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	56,185	56,208,873
Denver Gateway Center Metropolitan District;
Series 2018 A, GO Bonds	5.50%	12/01/2038	1,330	1,332,202
Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,094,181
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,286	2,338,501
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	20,000	20,414,670
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	884,086
Elbert & Highway 86 Commercial Metropolitan District;
Series 2021 A, Ref. GO Bonds(c)	5.00%	12/01/2041	1,700	1,689,158
Series 2021 A, Ref. GO Bonds(c)	5.00%	12/01/2051	2,000	1,872,797
Series 2021 B, GO Bonds(c)	8.00%	12/15/2051	1,910	1,817,894
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(c)	5.75%	12/01/2046	2,700	2,782,454
Erie Commons Metropolitan District No. 2; Series 2019 B, Ref. GO Bonds	6.95%	12/15/2054	3,100	2,995,157
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,486,498
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,875	7,236,356
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(c)	6.00%	12/01/2049	2,965	2,991,072
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	939,251
Series 2023 B, GO Bonds(c)	9.00%	12/15/2047	980	997,959
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(i)	6.13%	12/01/2050	3,075	2,925,436
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(c)	4.75%	12/01/2051	3,000	2,447,199
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(c)	8.25%	12/15/2053	2,983	3,139,401
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,348,807
Haskins Station Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	925	771,425
Highlands-Mead Metropolitan District;
Series 2020 B, GO Bonds(c)	7.75%	12/15/2050	515	495,634
Series 2020, GO Bonds	5.13%	12/01/2050	1,395	1,378,919
HM Metropolitan District No. 2; Series 2021, GO Bonds(i)	5.75%	12/01/2051	24,038	20,199,953
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,340	2,378,021
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	4,951	4,966,222
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,349,596
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	10,011,776
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,473,752
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,112,640
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,071,050
Jones District Community Authority Board; Series 2020 A, RB(i)	5.75%	12/01/2050	6,800	6,491,895
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,727,653
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,835,190
Lambertson Farms Metropolitan District No. 1; Series 2024 B, Ref. RB(c)	6.25%	12/20/2054	2,100	2,101,112
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,713,978
Series 2023 A-2, GO Bonds(i)	8.00%	12/01/2053	3,645	2,927,070
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,297,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(c)	7.00%	11/01/2052	$7,000	$7,063,118
Series 2022 A, GO Bonds(c)	7.38%	11/01/2052	10,830	11,072,817
Series 2022 B, GO Bonds(c)	9.25%	12/01/2052	9,189	9,420,026
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	612,082
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,864,360
Lochbuie Station Residential Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	1,185	1,236,668
Series 2020 B, GO Bonds	8.00%	12/15/2050	521	548,694
Series 2024 B, GO Bonds	6.25%	12/15/2044	536	538,020
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	753,775
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	602,502
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	709	739,254
Millers Landing Business Improvement District;
Series 2018 A, RB(c)	6.00%	12/01/2048	7,715	7,644,610
Series 2018 B, RB(c)	8.00%	12/01/2048	2,175	2,084,590
Mineral Business Improvement District; Series 2024 B, GO Bonds(c)	8.50%	12/15/2054	520	521,789
Mirabelle Metropolitan District No. 2;
Series 2020 B, GO Bonds(d)(e)	7.38%	03/01/2025	1,473	1,517,190
Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	3,142,302
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,409,035
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	977	978,017
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	976	965,732
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,665,240
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	848,648
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,582,384
Series 2022, RB	7.00%	12/01/2034	5,000	5,191,967
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,988,618
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(c)	6.00%	12/01/2054	4,500	4,522,901
Series 2024 B, GO Bonds(c)	8.00%	12/15/2054	2,670	2,673,744
MW Retail Business Improvement District; Series 2024, RB(c)	6.00%	12/01/2054	2,390	2,419,917
Newlin Crossing Metropolitan District;
Series 2024 A, GO Bonds(c)	5.38%	12/01/2054	1,145	1,158,607
Series 2024 B, GO Bonds(c)	7.75%	12/15/2054	604	608,976
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,717,284
Palisade Metropolitan District No. 2;
Series 2024 C, RB(c)	8.00%	12/15/2037	1,500	1,510,657
Series 2024, Ref. RB(c)(i)	5.88%	12/15/2054	1,950	1,797,469
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,280,901
Penrith Park Metropolitan District;
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,683	1,642,127
Series 2019 B, GO Bonds	8.75%	12/15/2049	900	881,219
Pinery Commercial Metropolitan District No. 2; Series 2025, RB	5.75%	12/01/2054	1,750	1,783,042
Pinon Pines Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2050	1,195	1,155,243
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(c)	6.50%	08/01/2053	6,865	7,132,695
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,287,432
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,076,439
Prairie Farm Metropolitan District;
Series 2018 A, GO Bonds	5.25%	12/01/2048	2,261	2,266,666
Series 2018 B, GO Bonds	7.38%	12/15/2048	1,270	1,271,583
PV-ERU Holding Trust; Series 2019, RB(h)(k)	0.00%	02/14/2039	12,585	1,798,556
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(k)	0.00%	12/01/2032	9,500	5,659,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	$2,300	$2,113,938
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	544,978
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,379,637
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	686,985
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	976,415
Ritoro Metropolitan District; Series 2019 A, GO Bonds	5.00%	12/01/2049	1,930	1,885,762
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,058,651
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,570,386
Series 2022 B, RB	7.75%	12/15/2052	5,000	4,805,292
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(c)	5.00%	12/01/2051	2,500	2,347,679
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,634,025
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	23,575	23,580,078
Sabell Metropolitan District;
Series 2020 A, GO Bonds(c)	5.00%	12/01/2050	1,058	1,059,271
Series 2020 B-3, GO Bonds(c)	8.25%	12/15/2050	605	607,991
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	7,040,121
Series 2023 B, RB	9.25%	12/15/2053	891	879,126
Second Creek Farm Metropolitan District No. 3;
Series 2019 A, GO Bonds	5.00%	12/01/2049	6,195	5,952,670
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,628,201
Series 2021 C, GO Bonds(c)	7.63%	12/15/2052	8,288	7,749,000
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,377,940
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	598,259
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,626,519
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,429,176
Sky Ranch Community Authority Board;
Series 2022 A, RB	5.75%	12/01/2052	5,000	4,930,537
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,368,177
Series 2024 B, GO Bonds	6.50%	12/15/2054	557	563,591
South Aurora Regional Improvement Authority; Series 2018, RB	6.25%	12/01/2057	2,815	2,814,033
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	1,000	852,986
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,933,391
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	810,055
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(c)	9.50%	12/15/2045	360	370,558
Spring Valley Metropolitan District No. 3;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,355	1,318,407
Series 2020 B, GO Bonds	8.50%	12/15/2049	637	622,835
Spring Valley Metropolitan District No. 4;
Series 2020 A, GO Bonds	5.13%	12/01/2050	1,775	1,618,710
Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,655,310
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,028,224
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(c)(i)	6.75%	09/20/2054	3,500	2,567,696
Series 2024 B, GO Bonds(c)	8.75%	09/20/2054	2,100	2,077,929
STC Metropolitan District No. 2; Series 2019 B, GO Bonds	8.00%	12/15/2049	3,954	3,870,850
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Sterling Ranch Community Authority Board;
Series 2020 B, RB	7.13%	12/15/2050	$501	$504,101
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	28,890,089
Series 2023, RB	8.38%	12/15/2054	7,500	7,644,093
Series 2024 A, Ref. RB(c)	5.75%	12/01/2054	1,450	1,472,894
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	975,104
Series 2024 B, Ref. RB(c)	8.25%	12/15/2054	1,475	1,481,010
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	939,512
Series 2024, RB	5.63%	12/01/2043	1,437	1,488,093
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,187,108
Tailholt Metropolitan District No. 3;
Series 2024 A-1, Ref. GO Bonds	5.50%	12/01/2054	6,000	6,004,924
Series 2024 A-2, Ref. GO Bonds(i)	6.25%	12/01/2054	5,920	4,623,596
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,605,243
Three Springs Metropolitan District No. 1; Series 2020 B, Ref. GO Bonds	7.13%	12/15/2050	1,685	1,634,036
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,224,678
Trailside Metropolitan District No. 4; Series 2024 B, GO Bonds	7.00%	12/15/2051	1,780	1,763,473
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(i)	5.50%	12/01/2051	3,000	2,436,991
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,572	1,581,840
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	498,939
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,265,159
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,611,883
Series 2024 A, GO Bonds(i)	7.00%	12/01/2054	7,500	5,472,691
Village at Dry Creek Metropolitan District No. 2 (The); Series 2019, GO Bonds	4.38%	12/01/2044	820	805,618
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(c)	5.63%	12/01/2048	1,348	1,353,479
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	992,259
Westcreek Metropolitan District No. 2; Series 2019 A, GO Bonds	5.38%	12/01/2048	1,277	1,280,170
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,791,603
Series 2023, GO Bonds	8.00%	12/15/2035	3,380	3,385,943
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	724,040
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(c)	6.50%	10/15/2054	645	650,061
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,980,929
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,709	1,690,670
				922,762,065
Connecticut–0.06%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(c)	12.00%	09/01/2030	3,250	3,292,938
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(f)(h)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(f)	6.05%	07/01/2031	13,420	3,086,601
				6,435,939
District of Columbia–2.62%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	02/28/2037	1,850	2,132,580
District of Columbia (Union Market); Series 2024, RB(c)(i)	6.60%	06/01/2049	4,250	2,548,505
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	27,605	28,496,084
Series 2006 C, RB(k)	0.00%	06/15/2055	900,680	97,445,020
Series 2006 D, RB(k)	0.00%	06/15/2055	555,000	53,434,290
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB(b)	4.00%	10/01/2035	11,530	11,551,502
Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	9,342,012
Series 2021 A, Ref. RB(b)	4.00%	10/01/2051	15,800	14,635,640
Series 2024 A, Ref. RB(b)	5.50%	10/01/2054	17,000	18,320,024
Washington (State of) Metropolitan Area Transit Authority; Series 2023 A, RB(j)	5.25%	07/15/2053	25,000	27,131,158
				265,036,815
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–11.48%
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	$750	$727,069
Series 2016, RB	6.00%	05/01/2047	1,745	1,765,266
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,355	2,411,088
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,425	1,426,098
Avenir Community Development District (Assessment Area No. 3 - Master Infrastructure);
Series 2023, RB	5.38%	05/01/2043	2,610	2,670,090
Series 2023, RB	5.63%	05/01/2054	3,230	3,323,038
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,503,623
Series 2024, RB(c)	5.25%	05/01/2055	1,000	1,005,477
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,559,914
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	8,205	8,294,856
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,842,897
Series 2019 A, RB(b)	4.00%	10/01/2049	8,000	7,428,361
Series 2019 B, RB(b)	4.00%	09/01/2044	5,000	4,663,267
Series 2019 B, RB(b)	4.00%	09/01/2049	10,000	9,163,194
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	19,482,096
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	835	835,371
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group);
Series 2024, Ref. RB(c)	5.00%	06/15/2054	1,200	1,185,659
Series 2024, Ref. RB(c)	5.00%	06/15/2064	3,590	3,482,249
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2054	1,085	1,032,886
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,760	2,312,635
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(c)	5.63%	08/01/2037	1,025	980,262
Series 2017, RB(c)	5.88%	08/01/2052	3,925	3,504,863
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(c)	5.38%	06/15/2038	850	855,257
Series 2018 A, RB(c)	5.38%	06/15/2048	1,590	1,556,881
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(c)	5.00%	12/15/2055	6,800	6,355,728
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB(c)	5.75%	06/01/2054	3,735	3,339,812
Series 2019 B, RB(c)	6.00%	06/01/2028	290	282,401
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(c)	5.00%	10/15/2047	1,100	1,100,504
Series 2017 A, RB(c)	5.00%	10/15/2052	755	745,053
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(c)	5.25%	06/01/2064	5,000	4,942,920
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(c)	8.50%	06/15/2035	470	480,588
Series 2024, RB(c)	6.63%	06/15/2054	14,795	15,286,432
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(c)	7.00%	07/01/2030	665	655,130
Series 2024, RB(c)	5.25%	07/01/2059	5,130	4,933,329
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(c)	6.50%	12/15/2053	1,815	1,839,151
Series 2023, RB(c)	6.50%	12/15/2058	3,100	3,133,903
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	4,100,235
Series 2024, RB	5.13%	12/15/2059	3,925	3,822,735
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(c)	5.13%	06/15/2050	410	406,327
Series 2025, Ref. RB(c)	5.25%	06/15/2059	1,000	1,001,463
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	775,014
Series 2015, RB	5.75%	11/01/2047	1,855	1,878,822
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,495	2,615,373
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Chapel Creek Community Development District; Series 2006 A, RB(f)(h)	5.50%	05/01/2038	$4,185	$2,803,950
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(f)(h)(l)	5.50%	05/01/2037	13,074	7,452,213
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(c)	5.00%	12/01/2037	1,150	1,156,045
Series 2017 A, RB(c)	5.00%	12/01/2047	1,875	1,816,982
Creekside Community Development District; Series 2006, RB(f)(h)	5.20%	05/01/2038	1,533	766,322
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,500	3,521,976
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	70	70,688
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,026,401
Series 2024, RB	5.75%	05/01/2054	1,230	1,258,331
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(e)	12.00%	07/15/2028	36,125	38,663,265
Series 2024, Ref. RB(b)	5.00%	07/01/2041	18,710	18,977,199
Series 2024, Ref. RB (INS - AGM)(b)(g)	5.00%	07/01/2044	15,000	15,447,333
Series 2024, Ref. RB (INS - AGM)(b)(g)	5.25%	07/01/2047	18,250	19,078,424
Series 2024, Ref. RB(b)	5.25%	07/01/2047	21,000	21,453,638
Series 2024, Ref. RB (INS - AGM)(b)(g)	5.25%	07/01/2053	38,285	39,948,403
Series 2024, Ref. RB(b)	5.50%	07/01/2053	62,890	64,697,075
Series 2025, RB(b)(c)(e)	8.25%	08/13/2025	18,500	19,174,499
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(b)(c)(e)	10.00%	07/15/2028	27,400	28,383,507
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(c)	6.00%	08/15/2057	3,250	3,250,051
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(c)	5.00%	07/15/2046	6,045	5,888,327
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(b)(c)(e)	4.38%	10/01/2031	8,000	8,097,622
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	302,266
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	955,284
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(f)(l)	7.00%	03/01/2030	4,209	1,683,684
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(k)(l)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,114,363
Series 2017 A, RB(b)	4.00%	10/01/2052	25,100	22,952,243
Series 2019 A, RB(b)	4.00%	10/01/2044	13,180	12,515,065
Series 2019 A, RB(b)	4.00%	10/01/2049	16,490	15,127,448
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,017,623
Series 2024, RB	5.80%	05/01/2054	1,000	1,015,066
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	255	255,213
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(b)(j)	5.00%	10/01/2047	10,000	10,302,573
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2022 A, RB(b)	4.00%	10/01/2052	14,800	13,642,880
Series 2024, RB(b)	5.50%	10/01/2054	20,000	21,764,398
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB(j)	5.50%	11/15/2054	46,100	51,131,059
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,972,347
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	423,780
Series 2024 A, RB	5.63%	05/01/2055	685	690,596
Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,775	2,442,369
JEA Water & Sewer System;
Series 2024 A, Ref. RB	5.50%	10/01/2054	10,000	11,074,506
Series 2025 A, Ref. RB	5.25%	10/01/2055	20,000	21,892,716
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(c)	5.00%	01/15/2049	820	788,256
Series 2019, RB(c)	5.00%	01/15/2054	635	597,888
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	2,000	2,009,285
Lake (County of), FL (Village Veranda at Lady Lake); Series 2017 A-1, RB (Acquired 10/27/2017-01/11/2022; Cost $19,462,050)(c)(f)(l)	7.13%	01/01/2052	21,000	13,650,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(c)	5.50%	07/15/2048	$1,685	$1,684,996
Series 2018 A, RB(c)	5.75%	07/15/2053	1,830	1,840,277
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	427,294
Series 2024 A, RB	5.60%	05/01/2055	685	688,399
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	1,000	1,057,150
Series 2023, RB	6.38%	05/01/2054	1,330	1,415,072
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	771,562
Lee (County of), FL;
Series 2021 B, RB(b)	5.00%	10/01/2046	21,500	22,132,672
Series 2021 B, RB(b)	4.00%	10/01/2051	10,000	9,118,050
Series 2024, RB(b)	5.25%	10/01/2054	27,650	29,129,905
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	792,117
Series 2017 A, RB(c)	5.63%	12/01/2037	3,380	2,669,741
Series 2017 A, RB(c)	5.75%	12/01/2052	18,210	14,042,687
Lee (County of), FL Industrial Development Authority (Preserve); Series 2017 A, RB(c)	5.00%	12/01/2027	325	262,945
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,145	2,147,279
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	535	499,205
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	160	161,073
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(b)	5.00%	10/01/2040	14,115	14,383,112
Series 2022 A, Ref. RB(b)	5.25%	10/01/2052	30,840	31,892,841
Series 2023 A, Ref. RB(b)	5.00%	10/01/2047	12,210	12,568,654
Series 2023, RB(j)	5.00%	07/01/2052	25,475	26,806,183
Series 2025 A, RB(b)	5.50%	10/01/2055	7,500	8,083,684
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2046	16,935	15,734,757
Subseries 2021 B-1, Ref. RB(b)	4.00%	10/01/2050	44,465	40,085,020
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	8,420	8,450,348
Miami-Dade (County of), FL Transit System;
Series 2018, RB	4.00%	07/01/2045	11,000	10,643,084
Series 2022, RB	5.00%	07/01/2048	8,035	8,506,042
Series 2022, RB(j)	5.00%	07/01/2050	14,210	15,022,398
Series 2022, RB(j)	5.00%	07/01/2051	30,980	32,713,461
Series 2022, RB	5.00%	07/01/2052	10,000	10,522,545
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,579,617
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $7,970,000)(l)	6.90%	01/01/2038	7,970	7,055,008
Naturewalk Community Development District; Series 2007 A, RB(f)(h)	5.50%	05/01/2038	4,345	1,651,100
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	920	954,067
Series 2023, RB	6.00%	05/01/2054	1,380	1,431,516
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2025, Ref. RB	4.50%	10/01/2056	6,250	6,229,691
Series 2025, Ref. RB	5.25%	10/01/2056	24,430	26,075,964
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,701,729
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,131,437
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,835,315
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	7,265	7,358,554
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,615	1,627,155
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(b)(c)(f)(l)	5.88%	01/01/2033	22,370	17,896,000
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $6,078,866)(f)(h)(l)	5.60%	05/01/2036	5,905	2,952,500
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District;
Series 2002 A-2, RB(f)(h)	7.38%	05/01/2033	$1,425	$14
Series 2005, RB(f)(h)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	110	110,096
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,274,216
Series 2023, RB	6.38%	11/01/2053	1,400	1,485,588
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,541,903
Series 2023, RB	5.75%	05/01/2053	2,320	2,380,776
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,760	2,618,630
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,246,519
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,299,880
South Bay Community Development District;
Series 2005 A, RB(f)(h)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	5,285	5,289,468
Series 2005 A-2, Ref. RB(f)(h)	6.60%	05/01/2036	3,800	1,900,000
Series 2005 B-2, Ref. RB(f)(h)	6.60%	05/01/2025	3,240	1,620,000
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(n)	2.01%	09/01/2047	1,800	1,800,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,414
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	871,577
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	9,025	9,032,587
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	1,500	1,530,396
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	2,050	2,103,681
Series 2023, RB	5.50%	05/01/2054	2,295	2,348,349
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(c)	5.63%	01/01/2060	2,000	2,056,992
Villages of Avignon Community Development District (The); Series 2007 A, RB(f)(h)	5.40%	05/01/2037	755	37,750
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	155	155,648
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,089,804
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,824,400
Series 2016 A-2, RB	5.38%	05/01/2046	1,385	1,392,173
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	2,050	2,054,340
Waterstone Community Development District;
Series 2007 A, RB(h)(i)	6.88%	05/01/2037	1,214	856,882
Series 2007 B, RB(h)(k)	0.00%	11/01/2028	2,807	2,116,033
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	1,007,601
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,865	6,873,068
Series 2005 A-2, RB(f)(h)	5.75%	05/01/2036	7,610	4,413,800
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	462,840
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,568,100
Series 2022, RB	5.50%	05/01/2053	2,500	2,588,096
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,559,985
Series 2023, RB	5.63%	05/01/2053	1,500	1,560,207
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,300	1,301,013
Westside Community Development District;
Series 2019-2, RB(h)	5.65%	05/01/2037	1,010	833,315
Series 2019-2, RB(h)	7.20%	05/01/2038	520	488,952
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,470	1,507,801
Series 2023, RB	5.60%	05/01/2053	2,205	2,261,643
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(c)	4.80%	05/01/2055	6,500	6,515,586
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Zephyr Ridge Community Development District; Series 2006 A, RB (Acquired 06/29/2009; Cost $2,513,763)(f)(h)(l)	5.63%	05/01/2037	$2,635	$1,448,962
				1,162,702,569
Georgia–1.54%
Atlanta (City of), GA (Green Bonds);
Series 2023, RB(b)	5.00%	07/01/2040	3,000	3,207,639
Series 2023, RB(b)	5.25%	07/01/2042	13,025	14,107,823
Series 2023, RB(b)	5.25%	07/01/2043	6,825	7,330,305
Series 2023, RB(b)	5.25%	07/01/2044	3,500	3,746,552
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(c)	5.56%	12/15/2048	25,000	21,744,410
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(c)	6.75%	06/15/2064	1,750	1,792,263
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(c)	6.00%	06/15/2043	480	492,710
Series 2023, RB(c)	6.40%	06/15/2053	1,850	1,895,752
Series 2023, RB(c)	6.38%	06/15/2058	1,250	1,272,849
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,890,464
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,879,726
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,100,506
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,851,090
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,530,732
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,212,281
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB	5.00%	03/01/2027	1,430	858,000
Series 2017, Ref. RB	5.00%	03/01/2037	6,885	4,131,000
Series 2017, Ref. RB	5.00%	03/01/2047	8,860	5,316,000
Series 2017, Ref. RB	5.13%	03/01/2052	3,475	2,085,000
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(c)	5.00%	01/01/2054	4,750	4,621,840
Georgia (State of) Housing & Finance Authority; Series 2025 A, RB	4.70%	12/01/2055	13,480	13,571,202
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(c)	5.00%	11/01/2037	1,750	1,757,092
Series 2017 A, Ref. RB(c)	5.00%	11/01/2047	2,000	1,910,971
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,700,400
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,715,745
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,124,973
Series 2018 A-2, RB(e)	5.50%	12/01/2028	2,035	2,003,172
				155,850,497
Hawaii–0.35%
Hawaii (State of);
Series 2022 A, RB(b)	5.00%	07/01/2047	1,500	1,551,635
Series 2022-XX1217, RB (INS - BAM)(b)(g)(j)(m)	5.00%	07/01/2051	32,450	33,417,029
				34,968,664
Idaho–0.12%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(c)	5.50%	09/01/2053	2,000	2,034,206
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	770,044
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	7,750	7,615,186
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(c)	6.00%	07/01/2039	370	382,459
Series 2018 A, RB(c)	6.00%	07/01/2054	1,135	1,157,153
				11,959,048
Illinois–2.49%
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	30	30,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2018 A, Ref. RB(b)	5.00%	01/01/2048	$11,840	$12,038,224
Series 2022 A, RB(b)	5.50%	01/01/2055	20,000	21,158,276
Series 2024 A, RB(b)	5.50%	01/01/2053	41,800	45,009,985
Series 2024 A, RB(b)	5.50%	01/01/2059	5,000	5,357,208
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	2,200	2,180,292
Series 2016 A, Ref. GO Bonds	7.00%	12/01/2044	7,000	7,111,869
Series 2016 B, GO Bonds	6.50%	12/01/2046	1,500	1,540,656
Series 2016, RB	6.00%	04/01/2046	5,700	5,861,711
Series 2018, RB	5.00%	04/01/2046	7,555	7,642,414
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	695	695,703
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	5,136,213
Evanston (City of), IL (Roycemore School); Series 2021, RB(c)	4.63%	04/01/2051	1,250	967,399
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,774	1,696,725
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	11,282	9,601,574
Illinois (State of);
Series 2006, GO Bonds	5.50%	01/01/2029	5,000	5,447,249
Series 2017 C, GO Bonds	5.00%	11/01/2029	625	655,104
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,916,176
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	3,360	3,550,371
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2030	3,000	3,187,359
Series 2024 B, GO Bonds	5.25%	05/01/2048	4,000	4,243,943
Series 2024 C, GO Bonds	4.00%	10/01/2044	15,000	13,992,285
Series 2024 C, GO Bonds	4.00%	10/01/2048	36,800	33,895,155
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,941,495
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	2,940	2,943,929
Illinois (State of) Finance Authority;
Series 2017, Ref. RB	5.00%	02/15/2027	1,784	14,269
Series 2017, Ref. RB	5.00%	02/15/2037	6,242	49,940
Series 2017, Ref. RB	5.00%	08/01/2042	575	580,398
Series 2017, Ref. RB	5.13%	02/15/2045	2,782	22,259
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,882,985
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,812,360
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,440,921
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.63%	08/01/2053	3,500	3,701,943
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,044,642
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	1,002,026
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2049	2,450	1,470,000
Illinois (State of) Finance Authority (Rogers Park Montessori School);
Series 2014, Ref. RB	6.00%	02/01/2034	535	535,229
Series 2014, Ref. RB	6.13%	02/01/2045	1,000	1,000,284
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	700	702,593
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,970	2,989,677
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,426,254
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(c)	5.45%	01/01/2046	1,640	1,641,941
Series 2016 A, RB(c)	5.60%	01/01/2056	1,775	1,776,989
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGM)(g)(k)	0.00%	12/15/2041	5,000	2,441,202
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,160	1,200,807
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,936,264
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,066	1,016,110
Southwestern Illinois Development Authority; Series 2006, RB(f)	5.63%	11/01/2026	1,738	364,967
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(c)(n)(o)	2.11%	11/15/2034	$8,165	$8,165,000
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB(k)	0.00%	12/31/2038	1,915	1,626,679
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,187	1,187,057
				251,834,125
Indiana–1.44%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,163,513
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(c)	5.38%	01/01/2040	2,745	2,551,198
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,790	10,561,635
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,269,158
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(c)	5.63%	01/01/2038	7,000	6,595,039
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	400	372,674
Series 2017, RB	5.35%	01/01/2038	3,850	3,419,858
Indiana (State of) Finance Authority; Series 2017, Ref. RB	5.38%	07/01/2047	2,050	2,064,412
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(c)	5.90%	07/01/2038	770	770,958
Series 2018 A, Ref. RB(c)	6.00%	07/01/2048	1,185	1,185,819
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,740	3,523,911
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(c)	5.38%	10/01/2040	11,900	10,547,431
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,706,612
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(c)	5.00%	01/01/2039	3,365	2,790,799
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	22,444,895
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(c)	5.25%	11/01/2040	4,500	4,160,474
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	900	863,697
Series 2017, RB	5.88%	01/01/2037	4,570	4,334,427
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	780	778,112
Series 2017, RB	5.80%	01/01/2037	5,160	5,167,826
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,850,244
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,170	17,252,632
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(c)	5.10%	01/01/2032	350	332,479
Series 2017, RB(c)	5.38%	01/01/2038	5,475	5,038,986
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,845	7,854,533
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,480,495
Valparaiso (City of), IN (Green Oaks of Valparaiso); Series 2021, RB(c)	5.38%	12/01/2041	3,600	3,249,098
Vincennes (City of), IN; Series 2016, Ref. RB(c)(f)	6.25%	01/01/2029	2,530	1,771,000
				146,101,915
Iowa–0.46%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,408,645
Series 2018, RB	6.00%	10/01/2048	2,780	2,770,888
Iowa (State of) Finance Authority; Series 2007, RB(f)	5.90%	12/01/2028	1,160	30,392
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	13,605,046
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	9,051,497
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	714,382
Series 2018, RB	5.13%	08/01/2048	3,500	3,023,046
Series 2018, RB	5.25%	08/01/2055	4,000	3,391,952
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(c)	5.00%	12/01/2051	5,795	4,856,231
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(c)	6.00%	11/01/2042	7,210	7,267,576
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC); Series 2007 B, RB	5.38%	06/01/2025	$60	$59,938
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	95	93,401
				46,272,994
Kansas–0.23%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGM)(g)	4.00%	09/01/2052	2,500	2,422,085
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,294,671
Olathe (City of), KS; Series 2006, RB(h)(p)	5.00%	03/01/2026	2,334	933,869
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	10,174,565
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	4,890	4,979,561
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,385,810
				23,190,561
Kentucky–0.07%
Kuttawa (City of), KY; Series 1999, RB (Acquired 05/28/2004; Cost $737,363)(l)	6.75%	03/01/2029	795	767,606
Ludlow (City of), KY; Series 2023, RB(c)(i)	7.50%	03/01/2053	7,750	6,047,841
				6,815,447
Louisiana–1.68%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,131,099
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(b)(c)	5.25%	05/01/2043	1,220	1,116,174
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,500,695
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,712,262
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(c)	5.38%	11/01/2038	1,725	1,805,855
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(c)	4.40%	11/01/2044	2,820	2,827,800
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(c)	3.88%	11/01/2045	3,820	3,517,427
Louisiana (State of) Public Facilities Authority (Air Products & Chemicals); Series 2009 A, VRD RB(n)	2.00%	08/01/2049	15,000	15,000,000
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(b)	5.50%	09/01/2059	38,105	40,812,818
Series 2024, RB(b)	5.75%	09/01/2064	29,830	32,471,112
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(b)(c)(e)	6.75%	10/01/2028	11,000	11,953,746
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(c)	9.00%	12/01/2044	17,385	17,537,854
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(c)	6.35%	07/01/2040	5,115	5,629,693
Series 2010 2, RB(c)	6.35%	10/01/2040	440	484,310
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	10,000	10,479,980
				169,980,825
Maine–0.14%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(c)(e)	4.63%	06/01/2035	2,125	2,180,740
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(b)	6.88%	10/01/2026	12,265	12,289,601
				14,470,341
Maryland–0.51%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,094,050
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,345,746
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	$2,780	$2,834,134
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,428,226
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,693,325
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,229,685
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,013,914
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,119,143
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,276,101
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,561,632
Baltimore (City of), MD (Wastewater); Series 2014 C, RB	5.00%	07/01/2044	5,000	5,018,104
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	13,175	13,588,172
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	10,315	10,692,164
				51,894,396
Massachusetts–1.13%
Massachusetts (Commonwealth of);
Series 2024 A, GO Bonds	5.00%	01/01/2054	32,650	34,672,716
Series 2024, GO Bonds	5.00%	12/01/2052	35,720	38,194,882
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds); Series 2024 B, RB	5.25%	07/01/2054	13,255	14,518,774
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(c)	5.13%	11/15/2046	4,565	4,676,899
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2014, RB	5.13%	07/01/2044	4,000	4,001,203
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2057	3,000	3,000,663
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(b)(j)	5.00%	07/01/2046	15,000	15,627,795
				114,692,932
Michigan–1.58%
Academy of Warren; Series 2020 A, RB(c)	5.50%	05/01/2050	1,000	957,248
Advanced Technology Academy;
Series 2019, Ref. RB	5.00%	11/01/2034	400	411,481
Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,172,590
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,460	1,473,668
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,570	2,560,093
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,932,865
Clawson Public Schools; Series 2024, Ref. GO Bonds	5.25%	05/01/2053	3,575	3,870,497
Detroit City School District; Series 2013, GO Bonds (INS - AGM)(g)(j)	6.00%	05/01/2029	7,580	8,167,544
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,034,032
Series 2019 A, Ref. RB	5.75%	04/01/2049	19,320	16,800,160
Series 2019 A, Ref. RB	5.75%	04/01/2054	9,290	7,869,802
Series 2019 B, RB	6.00%	04/01/2027	2,595	2,529,050
Michigan (State of); Series 2023, RB(j)	5.25%	11/15/2049	16,925	18,565,542
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,386,958
Series 2007, RB	6.50%	12/01/2037	490	490,256
Series 2008 C, RB(k)	0.00%	06/01/2058	579,475	20,107,145
Series 2014, Ref. RB(c)	6.75%	07/01/2044	7,245	7,099,457
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,380,675
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,947,854
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	935	935,004
Michigan (State of) Finance Authority (Thomas M. Colley Law School); Series 2014, Ref. RB(c)	6.25%	07/01/2029	2,950	2,922,610
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,044,177
Michigan (State of) Housing Development Authority; Series 2023 A, RB(j)	5.15%	10/01/2058	20,000	20,529,962
Mona Shores Public Schools; Series 2019 I, GO Bonds	5.00%	05/01/2048	4,790	4,947,942
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	$3,465	$3,256,146
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	6,052,201
Wayne (County of), MI; Series 1999, RB(b)	6.00%	12/01/2029	12,970	12,990,531
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport); Series 2014, RB(b)	5.00%	12/01/2039	1,395	1,395,815
				159,831,305
Minnesota–1.02%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,338,744
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	954,722
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,530,449
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,726	5,235,474
Series 2016 B, RB	6.50%	11/01/2035	3,014	1,808,381
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	5,500	5,383,964
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(c)	5.00%	12/01/2050	6,630	5,607,944
Series 2021 B, RB(c)	6.50%	12/01/2026	345	337,995
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,062,697
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	11,000,788
Series 2021 B, RB	6.00%	07/01/2028	625	607,788
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	6,570	6,583,815
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2022 B, Ref. RB(b)	5.00%	01/01/2047	4,000	4,124,873
Series 2022 B, Ref. RB(b)	5.25%	01/01/2047	3,775	3,965,992
Series 2024, RB(b)	5.25%	01/01/2049	15,000	15,898,162
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,822,690
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(c)	6.25%	07/01/2037	1,075	1,095,708
Series 2017 A, RB(c)	6.50%	07/01/2048	4,740	4,807,075
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	4,615	4,270,439
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,208,424
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	981	910,965
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(c)	5.50%	07/01/2052	1,075	1,082,272
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	947,167
Series 2019, RB	5.00%	07/01/2055	1,000	923,915
				103,510,443
Mississippi–0.16%
Mississippi (State of) Development Bank (Jackson Convention Center); Series 2013 A, Ref. RB (INS - BAM)(g)	5.00%	03/01/2036	10,000	11,100,400
Stonebridge Public Improvement District; Series 2007, RB(f)	7.50%	10/01/2042	16,410	4,102,500
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,260	1,259,957
				16,462,857
Missouri–1.55%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB(f)	5.75%	06/01/2026	4,900	735,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	8,000	7,275,927
Series 2007 A, RB(h)	5.75%	05/01/2026	1,530	1,439,350
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,925	1,876,050
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	570	176,700
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	$3,480	$2,975,169
Chesterfield Valley Transportation Development District; Series 2018, RB(i)	5.50%	05/15/2046	4,960	3,330,679
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	2,345	2,316,718
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(h)(p)	5.00%	05/01/2026	3,020	1,026,800
Series 2006 A, RB(h)(p)	5.00%	05/01/2036	3,825	1,300,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(c)	5.25%	12/01/2048	4,900	4,909,921
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(c)	5.00%	06/01/2046	1,875	1,879,349
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(b)	5.00%	03/01/2054	50,235	50,882,368
Series 2019 B, RB (INS - AGM)(b)(g)	5.00%	03/01/2055	16,490	16,731,712
Series 2020, RB(b)	4.00%	03/01/2045	5,400	5,091,206
Kansas City (City of), MO Industrial Development Authority (Platte Purchase Project A); Series 2019, RB(c)	5.00%	07/01/2040	4,785	4,463,356
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	5.00%	04/01/2046	1,890	1,759,192
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,140,639
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,935,135
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,671,495
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,100	997,893
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(h)	5.75%	03/01/2029	750	412,500
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,629,276
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,750	1,820,332
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	437	390,437
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	405	387,441
St. Louis (City of), MO;
Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(h)(p)	6.30%	04/01/2027	3,043	152,150
Series 2024, RB (INS - AGM)(g)	5.25%	07/01/2054	7,500	8,185,183
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	609,295
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(p)	6.00%	08/21/2026	1,660	132,800
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(p)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(h)	5.50%	01/20/2028	2,131	660,610
Series 2007 B, RN(h)(p)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(f)(h)	8.00%	04/27/2033	4,580	91,600
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,246,078
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,703,162
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(c)	5.88%	03/01/2033	3,100	2,957,815
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(h)	5.75%	04/01/2027	975	273,000
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	4,575	4,602,795
Tender Option Bond Trust Receipts/Certificates;
Series 2024, VRD RB(c)(n)	1.99%	12/01/2031	5,200	5,200,000
Series 2024, VRD RB(c)(n)	1.99%	12/01/2031	6,500	6,500,000
				156,410,453
Montana–0.01%
Hardin (City of), MT; Series 2006, RB(h)(p)	6.25%	09/01/2031	5,935	890,250
Nebraska–0.13%
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	12,660	12,835,032
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.37%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	$215	$216,333
Series 2007 A, RB	5.05%	02/01/2031	730	734,023
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,190	1,182,173
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	960	962,084
Mesquite (City of), NV; Series 2005, RB	5.50%	08/01/2025	5	5,038
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail); Series 2020, RB(b)(d)(e)	8.13%	03/04/2025	7,500	7,751,033
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(c)(e)	9.50%	01/01/2033	8,000	8,047,986
Reno (City of), NV; Series 2025, RB(c)	5.25%	06/01/2054	1,000	998,139
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(c)(k)	0.00%	07/01/2058	18,500	2,783,863
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(b)	5.25%	07/01/2054	4,500	4,718,576
Tender Option Bond Trust Receipts/Certificates; Series 2024, VRD RB(c)(n)	1.93%	07/01/2027	10,000	10,000,000
				37,399,248
New Hampshire–1.18%
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(c)(k)	0.00%	12/15/2033	13,426	7,896,310
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(c)(k)	0.00%	12/01/2031	33,000	22,338,169
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	25,171	24,629,183
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(e)	4.15%	10/01/2034	5,995	5,974,939
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	17,441	16,811,352
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(c)(k)	0.00%	04/01/2032	5,000	3,252,489
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(c)(k)	0.00%	12/01/2034	40,000	21,670,044
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(c)	5.25%	07/01/2039	1,400	1,405,459
Series 2019 A, RB(c)	5.63%	07/01/2046	770	773,511
Series 2019 A, RB(c)	5.75%	07/01/2054	5,430	5,445,942
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(c)	5.63%	12/15/2033	6,195	6,349,239
Series 2024, RB(c)	6.25%	12/15/2038	3,225	3,375,658
				119,922,295
New Jersey–1.36%
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(c)	4.00%	08/01/2060	1,500	1,293,356
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $532,402)(c)(l)	5.75%	10/01/2026	540	530,819
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(c)(l)	5.00%	10/01/2039	6,000	4,783,115
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(b)	5.25%	09/15/2029	3,950	3,954,557
Series 2000 B, RB(b)	5.63%	11/15/2030	8,550	8,561,842
Series 2003, RB(b)	5.50%	06/01/2033	8,000	8,039,930
Series 2012, RB(b)	5.75%	09/15/2027	12,805	12,824,457
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(c)	6.50%	11/01/2052	690	722,541
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(c)	5.38%	07/01/2047	1,865	1,775,797
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(c)	6.00%	10/01/2034	565	565,568
Series 2014 A, RB(c)	6.20%	10/01/2044	750	750,590
Series 2014 A, RB(c)	6.30%	10/01/2049	650	650,515
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(c)	5.38%	10/01/2050	5,000	4,912,420
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	2,679	2,887,023
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 A, RB	6.10%	07/01/2044	$1,000	$1,001,284
New Jersey (State of) Economic Development Authority (State House); Series 2017 B, RB	5.00%	06/15/2035	2,050	2,180,570
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(c)	5.13%	09/01/2052	2,055	2,065,396
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,900,000)(c)(l)	5.75%	10/01/2038	4,900	3,634,654
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(k)	0.00%	12/15/2039	10,000	5,534,229
Series 2024 CC, RB	5.25%	06/15/2050	14,000	15,189,618
Series 2024 CC, RB	5.25%	06/15/2055	10,000	10,777,141
Newark (City of), NJ; Series 2015 A, GO Bonds	5.00%	07/15/2029	3,583	3,608,049
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.25%	06/01/2046	8,140	8,304,560
Series 2018 B, Ref. RB	5.00%	06/01/2046	32,750	33,098,715
				137,646,746
New Mexico–0.01%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	615,858
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	40	39,371
Series 2015 B, RB	5.90%	09/01/2032	265	262,237
Series 2015 C, RB	5.90%	09/01/2032	340	328,335
Series 2015 D, RB(k)	0.00%	03/01/2032	330	179,147
				1,424,948
New York–17.03%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(b)(c)(o)	5.50%	12/31/2040	9,655	9,674,713
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(k)	0.00%	06/01/2055	17,700	1,482,370
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(b)(l)	6.25%	06/01/2047	4,025	2,800,469
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(c)(f)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,056,928
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	5.00%	11/15/2046	2,555	2,710,383
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	10,000	10,279,126
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,922,783
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,932,898
Series 2020 C-1, RB	4.75%	11/15/2045	27,000	27,616,980
Series 2020 C-1, RB	5.00%	11/15/2050	30,115	30,966,005
Series 2024 A, Ref. RB	5.50%	11/15/2047	20,000	22,088,802
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,538,188
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	16,715	16,041,085
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	76,835	76,839,057
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 11/18/2014-01/24/2018; Cost $7,982,603)(f)(l)	5.00%	01/01/2058	8,272	759,872
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $3,970,000)(c)(f)(l)	9.00%	01/01/2041	3,970	3,970,000
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,782,568
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	3,357,692
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(b)	4.00%	11/01/2059	$25,765	$23,183,213
Series 2020 221, RB(b)	4.00%	07/15/2055	31,230	28,612,411
Series 2020 221, RB(b)	4.00%	07/15/2060	15,590	14,065,346
Two Hundred and Eighteenth Series 2019, RB(b)(j)	5.00%	11/01/2044	46,300	47,457,857
Two Hundred Sixth Series 2017, Ref. RB(b)	5.00%	11/15/2047	9,725	9,861,038
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.25%	08/01/2047	7,000	7,415,768
Two Hundred Thirty Fourth Series 2022, Ref. RB(b)	5.50%	08/01/2052	10,000	10,704,683
Two Hundred Twenty Third Series 2021, Ref. RB(b)	4.00%	07/15/2046	1,750	1,629,190
Two Hundredth Series 2017, Ref. RB(j)	5.00%	10/15/2047	10,000	10,219,234
New York (City of), NY;
Series 2022-XF1336, RB(j)	5.00%	06/15/2051	25,000	26,267,130
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	15,000	16,228,745
Series 2024 D, GO Bonds	5.25%	04/01/2054	15,000	16,210,158
New York (City of), NY Municipal Water Finance Authority; Series 2022-XF1336, RB(j)	5.00%	06/15/2052	10,000	10,537,581
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,563,234
Series 2022, RB(j)	5.00%	02/01/2051	12,000	12,622,186
Series 2023 A-1, RB	5.00%	05/01/2053	4,755	5,033,764
Series 2023 A-1, RB(j)	5.00%	05/01/2053	15,500	16,408,694
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	9,085,072
Series 2024 C, RB(j)(m)	5.25%	05/01/2050	30,000	32,480,622
Series 2024 C, RB(j)	5.00%	05/01/2053	20,000	21,227,562
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(j)	5.00%	03/15/2041	23,765	24,917,474
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,765,444
Series 2021 E, Ref. RB	4.00%	03/15/2049	25,000	24,056,865
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,494,588
Series 2022-XF2996, RB(j)	5.00%	03/15/2042	15,000	15,669,197
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	20,270	18,649,049
Series 2024, Ref. RB	5.25%	05/01/2054	27,000	29,104,585
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	1,500	1,568,699
Series 2024, RB (INS - AGC)(g)	5.50%	10/01/2054	3,000	3,269,320
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2060	1,735	1,643,682
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(g)	5.13%	11/15/2063	20,000	21,464,898
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	19,250	18,284,021
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	16,347,625
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	35,575,646
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,579,511
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	16,276,708
New York Counties Tobacco Trust V; Series 2005 S4B, RB(c)(k)	0.00%	06/01/2060	234,000	10,829,520
New York State Urban Development Corp.;
Series 2022 A, Ref. RB(j)	5.00%	03/15/2045	15,520	16,706,051
Series 2023, RB(j)	5.00%	03/15/2050	15,000	15,884,462
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	26,115	26,146,382
Series 2016, Ref. RB(b)	5.00%	08/01/2031	43,220	43,271,717
Series 2020, Ref. RB(b)	5.25%	08/01/2031	12,755	13,397,219
Series 2020, Ref. RB(b)	5.38%	08/01/2036	9,800	10,253,644
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(b)	5.00%	10/01/2040	20,000	20,673,244
Series 2020, RB(b)	4.38%	10/01/2045	10,000	9,768,235
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGM)(b)(g)	5.00%	06/30/2049	$10,000	$10,326,725
Series 2023, RB(b)	6.00%	06/30/2054	34,555	37,252,526
Series 2023, RB (INS - AGM)(b)(g)	5.13%	06/30/2060	57,890	59,861,751
Series 2023, RB(b)	5.38%	06/30/2060	32,750	33,910,644
Series 2024, RB(b)	5.25%	06/30/2049	2,500	2,610,920
Series 2024, RB(b)	5.50%	06/30/2054	15,910	16,863,197
Series 2024, RB (INS - AGM)(b)(g)	5.25%	06/30/2060	20,000	21,003,628
Series 2024, RB(b)	5.50%	06/30/2060	27,360	28,814,966
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.00%	07/01/2046	2,500	2,499,977
Series 2023, RB(b)	6.00%	04/01/2035	21,500	24,156,329
Series 2023, RB(b)	5.63%	04/01/2040	27,500	29,490,428
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGC)(b)(g)(i)	5.00%	12/31/2054	2,750	1,791,513
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGC)(b)(g)	5.25%	12/31/2054	12,500	13,284,445
Series 2024, Ref. RB(b)	5.50%	12/31/2054	14,750	15,748,529
Series 2024, Ref. RB(b)	5.50%	12/31/2060	29,925	31,792,131
Oneida Indian Nation; Series 2024 A, RB(c)	8.00%	09/01/2040	8,355	8,575,315
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,488,299
Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	25,140	26,401,450
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	12,405,188
Series 2022-XF1332, RB(j)	5.25%	05/15/2052	35,130	37,869,328
Series 2024 A-1, RB	5.25%	05/15/2064	29,825	32,018,035
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(j)	5.00%	11/15/2049	17,640	18,200,548
Series 2020 A, RB	5.00%	11/15/2054	3,110	3,252,800
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,644,077
Series 2022 A, Ref. RB(j)	4.00%	05/15/2051	18,225	17,445,956
Series 2022 D-2, RB(j)	5.25%	05/15/2047	16,700	18,146,220
Series 2022, RB(j)	5.25%	05/15/2052	25,000	26,910,863
Series 2022, RB(j)	5.25%	05/15/2057	20,000	21,369,184
Series 2022, RB(j)	5.25%	05/15/2062	31,400	33,443,305
Series 2023 A, RB	4.25%	05/15/2058	16,000	15,639,045
Series 2023 A, RB(j)	4.25%	05/15/2058	40,000	39,097,612
Subseries 2023 B-1, RB(j)	5.25%	11/15/2053	34,565	37,628,617
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB (INS - AGC)(g)	4.50%	12/01/2056	3,000	2,985,125
Series 2025, RB	5.50%	12/01/2059	23,000	25,358,006
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	3,890	3,704,109
Series 2016 B, Ref. RB	5.00%	06/01/2048	3,590	3,405,392
				1,724,327,376
North Carolina–0.47%
Greater Asheville Regional Airport Authority;
Series 2023, RB (INS - AGM)(b)(g)	5.25%	07/01/2048	4,975	5,278,632
Series 2023, RB (INS - AGM)(b)(g)	5.25%	07/01/2053	10,535	11,116,881
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2022, RB (CEP - GNMA)	5.00%	07/01/2047	4,970	5,055,731
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,094,144
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	9,323,203
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(g)	5.00%	01/01/2058	14,975	15,834,274
				47,702,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(b)(c)(f)(h)(l)	6.63%	12/15/2031	$3,000	$30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(b)(c)(f)(h)(l)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.17%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(c)	5.00%	10/01/2033	19,490	17,531,195
Ohio–3.00%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,000	2,724,532
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	191,310	175,171,127
Series 2020 B-3, Ref. RB(k)	0.00%	06/01/2057	100,000	10,708,670
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(c)	5.38%	01/01/2039	1,500	1,506,908
Series 2024, Ref. RB(c)	5.88%	01/01/2049	1,650	1,655,434
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(c)	4.50%	12/01/2055	725	624,779
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	836,884
Series 2018, Ref. RB	5.50%	12/01/2043	735	750,822
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,928,095
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	14,350	14,566,909
Series 2017, Ref. RB	5.00%	02/15/2057	7,025	7,036,551
Series 2017, Ref. RB	5.50%	02/15/2057	4,900	4,970,356
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(c)	7.50%	12/01/2055	4,575	4,632,890
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,764,178
Greater Cincinnati (Port of), OH Development Authority; Series 2004, RB	6.40%	02/15/2034	2,310	2,311,423
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(c)	5.00%	12/01/2040	1,690	1,679,260
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	2,036,534
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	6,492,657
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,020	961,435
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(c)	5.00%	07/01/2049	5,000	4,742,321
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	21,570	21,010,591
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	3,490	3,642,840
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(c)	6.00%	01/01/2045	2,480	2,523,345
University of Cincinnati; Series 2024 A, RB	5.25%	06/01/2054	15,000	16,136,098
Warren (County of), OH Port Authority;
Series 2019 D, RB(c)	4.00%	12/01/2039	2,115	1,950,573
Series 2019 D, RB(c)	5.00%	12/01/2052	3,670	3,569,158
Series 2019, RB(c)	5.25%	12/01/2052	6,020	5,389,709
				303,324,079
Oklahoma–0.55%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,965	3,827,958
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(c)	5.25%	06/15/2034	500	514,872
Series 2024, RB(c)	6.00%	06/15/2044	875	904,322
Series 2024, RB(c)	6.25%	06/15/2054	1,000	1,037,254
Series 2024, RB(c)	6.50%	06/15/2064	2,600	2,721,722
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(b)	6.50%	09/01/2026	100	100,237
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(b)(e)	5.00%	06/01/2025	43,705	43,839,786
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(c)	4.00%	12/01/2043	2,385	2,234,426
				55,180,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ontario–0.19%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	$18,715	$19,516,551
Oregon–1.07%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,002,775
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,000	1,003,547
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	7,000	7,017,187
Oregon (State of) Facilities Authority (Redmond Proficiency Academy);
Series 2015 A, RB(c)	5.75%	06/15/2046	1,940	1,882,187
Series 2016 A, RB	5.25%	06/15/2051	2,625	2,476,399
Portland (Port of), OR;
Series 2022, RB(b)(j)	5.00%	07/01/2052	30,000	30,779,898
Series 2023-28, RB(b)	4.00%	07/01/2042	12,385	12,048,188
Twenty Eighth Series 2022, RB(b)	4.00%	07/01/2047	22,220	20,802,624
Twenty Seventh Series 2020 A, RB(b)	4.00%	07/01/2050	11,680	10,793,864
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(b)	5.00%	07/01/2052	14,900	15,287,349
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,413,043
Series 2021 A, Ref. RB	5.00%	11/15/2056	4,010	3,547,341
				108,054,402
Pennsylvania–1.42%
Allegheny (County of), PA Sanitary Authority; Series 2022, RB	5.00%	06/01/2053	7,125	7,519,599
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(c)	6.00%	05/01/2042	3,770	3,974,067
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(c)	5.38%	05/01/2042	8,000	8,047,173
Series 2022, RB(c)	5.25%	05/01/2042	3,590	3,624,321
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(c)	6.25%	05/01/2042	7,965	8,051,404
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(c)	6.00%	05/01/2042	1,650	1,731,874
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,625,218
Series 2016, RB	5.50%	01/01/2052	11,080	9,749,819
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(c)	5.00%	03/01/2038	358	358,374
Series 2018, RB(c)	5.13%	03/01/2048	748	723,642
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,777,968
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,321,755
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(l)	5.00%	12/01/2032	1,260	1,079,871
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(l)	5.25%	12/01/2037	1,705	1,383,705
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(l)	5.30%	12/01/2038	500	401,760
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(l)	5.38%	12/01/2047	3,140	2,281,364
Northampton (County of), PA Industrial Development Authority; Series 2013, RB(f)(h)	5.00%	06/30/2027	4,538	816,871
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.); Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(h)(l)	5.00%	06/30/2027	8,239	3,625,008
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.75%	06/30/2048	12,140	13,012,724
Series 2022, RB(b)	5.25%	06/30/2053	10,000	10,313,021
Series 2022, RB (INS - AGM)(b)(g)	5.00%	12/31/2057	3,750	3,862,578
Series 2022, RB(b)	6.00%	06/30/2061	9,750	10,625,314
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2024 B-2, Ref. RB	5.50%	11/01/2054	7,000	7,611,534
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	12,019
Philadelphia (City of), PA; Series 2021, Ref. RB(b)	5.00%	07/01/2051	5,485	5,610,948
Philadelphia (City of), PA Authority for Industrial Development; Series 2017, Ref. RB(c)(d)(e)	5.00%	03/15/2028	480	511,728
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	$25,000	$27,774,542
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school);
Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	1,008,014
Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	1,008,872
				143,445,087
Puerto Rico–6.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	32,630	32,800,488
Series 2002, RB	5.63%	05/15/2043	108,400	109,690,621
Series 2005 A, RB(k)	0.00%	05/15/2050	28,000	5,584,692
Series 2005 B, RB(k)	0.00%	05/15/2055	127,450	14,835,256
Series 2008 A, RB(k)	0.00%	05/15/2057	204,110	13,729,867
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(h)(k)	0.00%	08/01/2031	49,020	0
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(f)	5.75%	12/06/2049	128	38,648
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	18,710	13,273,570
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	16,045	16,787,612
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	17,014,428
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	35,332	39,473,343
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	274
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	16,131,578
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	70,523	67,974,498
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	32,877	30,003,443
Subseries 2022, RN(k)	0.00%	11/01/2043	52,718	33,212,484
Subseries 2022, RN(k)	0.00%	11/01/2051	1,639	567,614
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(f)	5.00%	07/01/2025	15	8,363
Series 2007 TT, RB(f)	5.00%	07/01/2026	895	501,200
Series 2007 TT, RB(f)	5.00%	07/01/2027	1,990	1,114,400
Series 2007 TT, RB(f)	5.00%	07/01/2032	3,680	2,060,800
Series 2007 UU, Ref. RB (INS - AGC)(g)	5.00%	07/01/2026	7,905	7,906,276
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2026	175	174,361
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2033	22,000	22,077,931
Series 2007 VV, Ref. RB (INS - NATL)(g)	5.25%	07/01/2035	465	465,960
Series 2008 WW, RB(f)	5.38%	07/01/2025	390	217,425
Series 2008 WW, RB(f)	5.25%	07/01/2033	415	232,400
Series 2008 WW, RB(f)	5.50%	07/01/2038	605	338,800
Series 2010 AAA, RB(f)	5.25%	07/01/2026	4,570	2,559,200
Series 2010 AAA, RB(f)	5.25%	07/01/2028	2,600	1,456,000
Series 2010 AAA, RB(f)	5.25%	07/01/2029	445	249,200
Series 2010 AAA, RB(f)	5.25%	07/01/2030	95	53,200
Series 2010 CCC, RB(f)	5.00%	07/01/2025	35	19,512
Series 2010 CCC, RB(f)	5.00%	07/01/2027	285	159,600
Series 2010 CCC, RB(f)	5.00%	07/01/2028	540	302,400
Series 2010 XX, RB(f)	5.25%	07/01/2026	10	5,600
Series 2010 XX, RB(f)	5.25%	07/01/2027	845	473,200
Series 2010 XX, RB(f)	5.25%	07/01/2035	2,660	1,489,600
Series 2010 XX, RB(f)	5.75%	07/01/2036	18,575	10,402,000
Series 2010 XX, RB(f)	5.25%	07/01/2040	28,430	15,920,800
Series 2010 ZZ, Ref. RB(f)	4.63%	07/01/2025	190	106,400
Series 2010 ZZ, Ref. RB(f)	5.00%	07/01/2025	215	119,862
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2025	275	154,000
Series 2010 ZZ, Ref. RB(f)	5.00%	07/01/2026	10	5,600
Series 2010 ZZ, Ref. RB(f)	5.25%	07/01/2026	1,135	635,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2012 A, RB(f)	5.00%	07/01/2029	$3,100	$1,736,000
Series 2012 A, RB(f)	5.05%	07/01/2042	11,925	6,678,000
Series 2013 A, RB(f)	7.25%	07/01/2030	160	89,600
Series 2013 A, RB(f)	7.00%	07/01/2040	480	268,800
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,566	1,518,520
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $530,247)(l)	6.63%	01/01/2027	457	452,084
Series 2023 A, RB (Acquired 07/06/2016-03/28/2019; Cost $4,127,655)(l)	6.63%	01/01/2028	3,483	3,439,447
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2029	11	9,485
Series 2018 A-1, RB	4.50%	07/01/2034	11	11,005
Series 2018 A-1, RB(k)	0.00%	07/01/2046	142,376	47,986,450
Series 2018 A-1, RB(k)	0.00%	07/01/2051	103,344	25,754,937
Series 2018 A-1, RB	4.75%	07/01/2053	49,269	49,026,454
Series 2019 A-2, RB	4.33%	07/01/2040	13,485	13,451,324
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,550,080
Series 2019 A-2, RB	4.78%	07/01/2058	14,781	14,621,881
Series 2019 A-2B, RB	4.55%	07/01/2040	5,542	5,556,781
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(l)	5.00%	06/01/2030	5,260	5,158,164
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(l)	5.00%	06/01/2036	1,025	1,005,935
				661,660,162
Rhode Island–0.17%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(l)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.87%
Lancaster (County of), SC School District; Series 2017, GO Bonds	4.00%	03/01/2036	12,555	12,632,721
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(e)	5.25%	08/01/2031	103,080	110,610,798
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	1,500	1,596,935
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(c)	7.00%	05/01/2039	5,000	4,467,484
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(f)(l)	6.00%	06/01/2031	1,000	150,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(c)(f)(l)	6.25%	06/01/2040	1,000	150,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(b)(c)(f)(l)	6.50%	06/01/2051	2,750	412,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(c)	6.38%	06/15/2045	2,270	2,311,201
Series 2024, RB(c)	6.50%	06/15/2059	4,450	4,513,667
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(c)	5.00%	06/15/2054	2,400	2,358,602
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	11,575	11,757,443
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island); Series 2023, RB	7.50%	11/15/2053	10,000	10,797,347
South Carolina (State of) Public Service Authority (Santee Cooper);
Series 2024 A, RB	5.25%	12/01/2049	8,885	9,570,775
Series 2024 B, Ref. RB	5.25%	12/01/2054	17,110	18,317,466
				189,646,939
South Dakota–0.05%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	5,000	5,022,318
Tennessee–0.77%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 B-1, RB (INS - BAM)(g)	5.13%	07/01/2054	2,500	2,594,569
Series 2024 B-1, RB (INS - BAM)(g)	5.25%	07/01/2064	6,110	6,405,889
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(c)	9.50%	11/01/2052	$10,000	$10,245,607
Memphis (City of), TN; Series 2018, GO Bonds	4.00%	06/01/2047	10,765	10,449,927
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	5.13%	06/01/2036	600	611,726
Sevier (County of), TN Public Building Authority (The); Series 2004 6-A1, VRD RB(n)	2.13%	06/01/2029	22,735	22,735,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(c)	5.50%	09/01/2047	9,000	8,015,953
Series 2013 B, Ref. RB(f)	8.00%	09/01/2044	6,350	317,500
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(e)	5.00%	11/01/2031	15,865	16,814,912
				78,191,083
Texas–9.85%
Anna (City of), TX; Series 2023, RB(c)	7.38%	09/15/2052	2,500	2,769,541
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	896,653
Series 2017, RB	5.25%	09/01/2047	1,475	1,477,585
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(c)	6.25%	06/01/2063	9,155	9,449,847
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	750,154
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,417,328
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(c)	5.88%	09/01/2043	1,030	1,052,166
Series 2023, RB(c)	6.00%	09/01/2053	1,600	1,632,296
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(c)	5.63%	12/31/2055	1,500	1,492,242
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	19,992,529
Austin (City of), TX; Series 2022, RB(b)	5.00%	11/15/2043	3,450	3,607,376
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $5,872,980)(b)(c)(e)(l)	10.00%	06/01/2025	6,000	5,100,000
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 11/13/2019-08/08/2022; Cost $19,999,622)(b)(f)(l)	7.00%	03/01/2039	19,875	15,900,000
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(c)	3.63%	07/01/2026	9,400	8,835,881
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(f)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(f)	4.14%	11/01/2039	3,659	7,318
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	19,233,448
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(c)	5.38%	09/01/2043	1,615	1,640,111
Series 2023, RB(c)	5.50%	09/01/2053	2,305	2,330,762
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(c)	5.13%	09/01/2043	1,200	1,212,205
Series 2023, RB(c)	5.50%	09/01/2053	1,825	1,862,883
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(c)	4.75%	09/01/2030	325	328,044
Series 2023, RB(c)	5.50%	09/01/2042	875	894,568
Series 2023, RB(c)	5.75%	09/01/2052	1,500	1,533,654
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(c)	5.50%	09/01/2030	250	252,311
Series 2023, RB(c)	6.25%	09/01/2042	800	817,353
Series 2023, RB(c)	6.50%	09/01/2052	1,300	1,328,295
Centerville Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2048	800	804,730
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	1,000	993,588
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,420,689
Chapel Hill Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,000	2,875,522
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	5,855	5,568,697
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.00%	08/15/2038	$5,000	$5,038,919
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	1,009,633
Series 2024, RB	6.50%	09/15/2054	1,356	1,373,027
Crandall (City of), TX;
Series 2021, RB(c)	4.75%	09/15/2031	100	100,832
Series 2021, RB(c)	4.25%	09/15/2041	250	233,353
Series 2021, RB(c)	5.00%	09/15/2041	500	490,097
Series 2021, RB(c)	4.50%	09/15/2051	1,500	1,353,667
Series 2021, RB(c)	5.25%	09/15/2051	500	496,418
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(c)	5.50%	09/15/2055	1,250	1,259,596
Crowley Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	10,000	9,943,314
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/01/2053	7,500	8,101,605
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2024, RB	5.25%	11/01/2048	10,000	10,920,062
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(c)	5.75%	09/15/2055	1,077	1,086,792
Denton Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2048	14,000	15,025,633
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2053	26,000	27,611,035
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(c)	5.50%	09/15/2050	1,500	1,523,772
Edinburg Economic Development Corp.; Series 2019, RB(c)	5.00%	08/15/2044	1,745	1,636,222
El Paso (City of), TX;
Series 2021 B, GO Bonds	4.00%	08/15/2047	6,000	5,786,149
Series 2022, RB	5.00%	03/01/2049	22,800	25,425,051
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	10,000	9,574,865
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	675	651,275
Series 2014, RB	6.00%	09/01/2038	2,770	2,504,293
Series 2014, RB	6.13%	09/01/2044	2,690	2,320,858
Gulf Coast Industrial Development Authority; Series 1998, RB(b)	8.00%	04/01/2028	20	20,027
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(n)(o)	1.91%	02/15/2042	4,800	4,800,000
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2045	2,550	2,472,639
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2042	2,000	2,023,538
Series 2022, RB(c)	5.75%	09/15/2052	3,550	3,590,782
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(g)	4.00%	05/01/2044	2,355	2,308,063
Houston (City of), TX; Series 2015 B-1, RB(b)	5.00%	07/15/2030	8,300	8,324,128
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,000	1,000,669
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(b)	5.50%	07/15/2038	8,775	9,498,066
Series 2024 B, RB(b)	5.50%	07/15/2039	8,150	8,818,666
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	19,719,081
Hutto Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	6,000	6,379,349
Judson Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	7,950	7,620,666
Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	20,000	19,379,768
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	02/15/2058	16,550	17,529,355
Series 2023, GO Bonds	4.00%	02/15/2048	37,500	36,390,011
Series 2023, GO Bonds(j)	4.00%	02/15/2053	35,000	33,273,034
Lewisville (City of), TX; Series 2023 A, RB(c)	8.00%	09/01/2053	1,625	1,711,319
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(c)	6.88%	09/01/2052	2,700	2,846,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	$2,000	$2,136,181
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(c)	5.75%	09/15/2052	2,500	2,509,389
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(c)	5.25%	09/15/2042	1,500	1,525,697
Series 2022, RB(c)	5.38%	09/15/2052	2,500	2,507,220
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(c)	4.63%	10/01/2031	30,325	30,395,042
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	8,147,314
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	150	120,912
Series 2021 A-2, RB	7.50%	11/15/2036	2,100	1,742,584
Series 2021, RB	2.00%	11/15/2061	4,041	1,498,479
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Denton, LLC - Texas Woman’s University); Series 2018 A-1, RB (INS - AGM)(g)	5.00%	07/01/2058	2,400	2,426,669
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(c)	5.00%	08/15/2051	2,885	2,775,736
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(c)	5.00%	08/15/2040	2,390	2,368,359
Series 2020 A, RB(c)	5.00%	08/15/2050	20	18,951
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2018 A, RB	5.50%	07/01/2054	8,400	6,362,759
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(c)	6.00%	08/15/2037	1,650	1,684,931
Series 2018 A, RB(c)	6.00%	08/15/2047	13,435	13,567,024
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	8,003,774
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	365,093
Series 2016 A, RB	5.50%	11/15/2046	650	551,911
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,806,821
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	25,367,560
Series 2022 A, RB	6.75%	10/01/2052	9,910	10,080,395
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,469,538
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,409,698
Series 2020, RB	5.25%	10/01/2055	12,390	11,742,387
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,237,729
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(e)	6.15%	01/01/2029	1,605	1,601,337
North Parkway Municipal Management District No. 1;
Series 2021, RB(c)	4.00%	09/15/2041	500	442,661
Series 2021, RB(c)	4.25%	09/15/2051	1,000	873,122
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(c)	4.75%	09/15/2041	2,000	1,968,554
Series 2021, RB(c)	5.00%	09/15/2051	3,500	3,501,777
Pflugerville (City of), TX; Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	10,000	10,472,948
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(c)	5.75%	09/15/2032	340	353,694
Series 2022, RB(c)	5.50%	09/15/2042	800	808,121
Series 2022, RB(c)	5.63%	09/15/2052	1,450	1,466,580
Series 2022, RB(c)	6.13%	09/15/2052	2,070	2,131,183
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(c)	5.50%	09/15/2042	750	757,614
Series 2022, RB(c)	5.63%	09/15/2052	1,300	1,314,865
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(c)	5.38%	09/15/2027	277	279,230
Series 2022, RB(c)	5.63%	09/15/2032	400	421,423
Series 2022, RB(c)	6.00%	09/15/2052	4,000	4,112,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(c)	5.50%	09/15/2048	$2,000	$2,020,436
Series 2022, RB(c)	6.50%	09/15/2052	1,448	1,498,624
Plano (City of), TX;
Series 2023, RB(c)	8.25%	09/15/2043	1,765	1,871,277
Series 2023, RB(c)	7.50%	09/15/2053	1,400	1,488,160
Series 2023, RB(c)	8.50%	09/15/2053	3,050	3,234,562
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2024, RB(b)(c)	5.00%	01/01/2039	1,000	1,032,512
Series 2024, RB(b)(c)	5.13%	01/01/2044	2,000	2,056,800
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	755,588
Series 2016 A, RB	5.00%	08/15/2046	1,000	957,484
Princeton (City of), TX; Series 2023, RB(c)	7.88%	09/01/2053	1,935	1,987,952
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(c)	5.13%	09/01/2042	836	838,251
Series 2022, RB(c)	5.25%	09/01/2052	1,375	1,377,789
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(c)	7.00%	09/01/2043	2,400	2,465,310
Series 2023, RB(c)	7.00%	09/01/2053	3,000	3,054,732
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(j)	4.25%	02/15/2053	25,065	24,921,891
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(c)	5.50%	09/01/2055	1,200	1,206,940
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,420,396
Rockdale Special Assessment; Series 2023, RB(c)	7.50%	09/15/2054	3,722	3,897,726
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	451,289
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(e)	6.15%	01/01/2029	1,830	1,829,781
San Antonio (City of), TX;
Series 2024 A, RB	5.25%	02/01/2049	11,000	12,003,829
Series 2024 C, RB	5.50%	02/01/2049	5,050	5,629,623
Series 2024 D, Ref. RB	5.25%	02/01/2054	19,135	20,825,979
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	18,872,894
sherman (City of), TX; Series 2023, Ctfs. of Obligations	5.00%	08/15/2048	10,000	10,762,166
Spring Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	8,000	7,753,489
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,622,665
Series 2017, RB	6.75%	11/15/2052	2,100	2,168,376
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 06/12/2020; Cost $4,646,513)(f)(l)	6.38%	02/15/2048	5,710	3,140,500
Series 2017 A, RB (Acquired 06/12/2020; Cost $2,441,250)(f)(l)	6.38%	02/15/2052	3,000	1,650,000
Series 2017, RB (Acquired 06/12/2020; Cost $1,688,531)(f)(l)	6.38%	02/15/2041	2,075	1,141,250
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,464,938
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,899,625
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,039,257
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,297,469
Texas (State of); Series 2023 A, GO Bonds(b)	4.13%	08/01/2044	6,205	5,893,019
Texas (State of) Transportation Commission;
Series 2019, RB(k)	0.00%	08/01/2046	2,240	793,646
Series 2019, RB(k)	0.00%	08/01/2047	3,345	1,121,880
Series 2019, RB(k)	0.00%	08/01/2048	3,530	1,123,867
Series 2019, RB(k)	0.00%	08/01/2049	3,320	1,000,769
Series 2019, RB(k)	0.00%	08/01/2050	4,760	1,354,635
Series 2019, RB(k)	0.00%	08/01/2051	5,000	1,345,089
Series 2019, RB(k)	0.00%	08/01/2053	400	96,266
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board;
Series 2021, RB(j)	4.00%	10/15/2056	$15,000	$14,177,907
Series 2023 A, RB	5.00%	10/15/2058	7,000	7,456,245
Texas City Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	2,500	2,420,019
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	8,500	8,138,635
Texas State Technical College;
Series 2022, RB (INS - AGM)(g)(j)	5.50%	08/01/2042	12,500	13,968,199
Series 2022, RB (INS - AGM)(g)(j)	6.00%	08/01/2054	6,000	6,712,754
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(c)	5.00%	09/01/2044	585	575,082
Series 2024, RB(c)	5.13%	09/01/2054	840	825,382
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,794	1,796,614
Waller Consolidated Independent School District; Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	39,435	37,550,827
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,850	5,859,898
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGM)(g)	4.25%	10/01/2047	1,540	1,523,098
Series 2022, GO Bonds (INS - AGM)(g)	4.38%	10/01/2048	1,805	1,807,164
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	30,000	32,395,989
Ysleta Independent School District;
Series 2020, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	8,700	8,316,503
Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	08/15/2056	17,340	18,254,522
				997,126,135
Utah–1.99%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(c)	5.75%	12/01/2053	9,500	9,591,251
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(c)(i)	8.25%	03/01/2053	18,700	16,489,851
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(c)	7.38%	09/15/2051	5,500	4,866,855
Series 2024, RB(c)	5.63%	12/01/2053	10,000	10,144,917
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(c)	6.00%	03/01/2053	6,500	6,564,396
Series 2022 B, GO Bonds(c)	9.00%	03/15/2053	1,239	1,245,847
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(c)	5.63%	12/01/2053	3,458	3,411,942
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(c)	6.63%	03/01/2054	2,370	2,443,903
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(c)	5.63%	12/01/2043	6,924	7,060,710
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	5.50%	03/01/2051	11,500	9,161,867
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	610	611,539
Mida Mountain Village Public Infrastructure District;
Series 2024-1, RB(c)	5.13%	06/15/2054	2,750	2,750,937
Series 2024-2, RB(c)	5.75%	06/15/2044	1,250	1,297,325
Series 2024-2, RB(c)	6.00%	06/15/2054	3,500	3,665,326
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	3,210	3,218,493
Series 2024 A-2, GO Bonds(i)	7.00%	03/01/2055	1,600	993,958
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	638	639,991
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.38%	03/01/2055	1,485	1,526,080
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	960,728
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(c)	6.50%	03/01/2055	4,140	4,155,898
Series 2024 A-2, GO Bonds(c)(i)	7.00%	03/01/2055	1,960	1,144,227
Series 2024 B, GO Bonds(c)	9.00%	03/15/2055	1,070	1,075,674
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(c)	6.00%	03/01/2051	13,815	11,338,436
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(c)	4.38%	02/01/2051	$1,000	$750,558
Series 2021 B, GO Bonds(c)	7.38%	08/15/2051	600	502,336
Salt Lake City (City of), UT;
Series 2017 A, RB(b)	5.00%	07/01/2047	5,000	5,050,672
Series 2018 A, RB(b)	5.00%	07/01/2048	10,385	10,521,715
Series 2018 A, RB(b)	5.25%	07/01/2048	11,035	11,264,519
Series 2021 A, RB (INS - AGM)(b)(g)	4.00%	07/01/2051	10,420	9,655,702
Soleil Hills Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(c)	5.88%	03/01/2055	1,650	1,652,657
Series 2025, GO Bonds(c)	8.00%	03/15/2055	1,100	1,101,305
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(c)	4.50%	06/15/2032	2,000	1,934,544
Series 2022, RB(c)	5.00%	06/15/2042	3,000	2,844,497
Series 2022, RB(c)	5.00%	06/15/2052	6,000	5,426,710
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,475	1,475,615
Series 2012, RB	6.25%	07/15/2042	3,870	3,871,036
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(c)	5.00%	10/15/2038	2,330	2,325,028
Series 2018 A, RB(c)	5.25%	10/15/2048	2,205	2,170,468
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(c)	5.00%	06/15/2050	2,000	1,901,418
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(c)	5.38%	06/15/2049	3,645	3,512,833
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(c)	5.00%	02/15/2046	855	821,003
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(c)	5.25%	06/15/2037	4,810	4,779,118
Series 2017, Ref. RB(c)	5.38%	06/15/2048	11,415	10,876,049
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	3,245	3,294,020
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(c)	5.88%	03/01/2054	1,130	1,148,067
Series 2024 B, GO Bonds(c)	8.38%	03/15/2054	500	496,767
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(c)	7.00%	12/01/2042	8,630	8,749,280
Wood Ranch Public Infrastructure District; Series 2024, RB(c)	5.63%	12/01/2053	1,291	1,315,931
				201,801,999
Vermont–0.06%
East Central Vermont Telecommunications District;
Series 2018 A, RB(c)	5.75%	12/01/2036	1,450	1,450,534
Series 2018 A, RB(c)	5.60%	12/01/2043	960	935,804
Series 2019 A, RB(c)	5.00%	12/01/2048	4,330	3,730,344
				6,116,682
Virgin Islands–0.18%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(k)	0.00%	05/15/2035	21,310	11,377,899
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(c)	6.00%	04/01/2053	6,450	6,740,107
				18,118,006
Virginia–0.69%
Atlantic Park Community Development Authority; Series 2023, RB(c)	6.25%	08/01/2045	16,865	16,287,124
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(h)	6.75%	03/01/2034	1,288	811,440
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	5,147,009
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	906	638,247
Series 2014 B, RB	6.05%	03/01/2044	2,476	2,149,463
Series 2014 C, RB(f)	6.05%	03/01/2054	2,183	982,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	$17,350	$16,530,587
Series 2019, RB	4.00%	01/01/2029	895	881,413
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	1,000	982,462
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(c)	5.55%	01/01/2037	2,055	2,025,922
Tobacco Settlement Financing Corp.; Series 2007 B-1, RB	5.00%	06/01/2047	1,515	1,495,564
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(e)	5.00%	07/01/2038	4,690	4,690,073
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,980,415
Series 2023, RB	7.00%	09/01/2059	8,500	9,630,549
				70,232,624
Washington–1.08%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.25%	01/01/2038	3,000	3,084,790
Series 2018 B, RB(c)	5.00%	01/01/2032	500	513,177
Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,028,263
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	70	70,011
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(b)	6.10%	10/01/2031	35	34,775
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	2,125	2,125,856
Seattle (Port of), WA;
Series 2019, RB(b)	5.00%	04/01/2044	25,295	25,852,876
Series 2021 C, Ref. RB(b)	5.00%	08/01/2046	17,490	18,151,442
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,664	1,660,219
Washington (State of) (Bid Group 3); Series 2022 A-3, GO Bonds	5.00%	08/01/2045	1,945	2,094,949
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(c)(f)(l)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(c)	5.63%	12/01/2040	8,000	8,147,070
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(c)	9.00%	12/01/2036	14,650	15,244,157
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB(c)(d)(e)	7.00%	07/01/2025	1,000	1,011,342
Series 2015 A, RB(c)(d)(e)	7.00%	07/01/2025	1,700	1,719,282
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(c)	5.00%	01/01/2046	7,500	7,336,195
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	326	307,908
Series 2024-2, RB	4.00%	03/20/2040	17,804	17,455,414
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(c)	5.00%	01/01/2055	3,265	3,069,204
				108,909,566
West Virginia–1.04%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(c)(f)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(c)(f)(h)	5.75%	06/01/2042	18,975	13,594,941
Series 2019 B, Ref. RB(c)(f)(h)	7.50%	06/01/2042	5,285	3,795,567
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(c)	5.75%	06/01/2043	700	750,119
Series 2023, Ref. RB(c)	6.00%	06/01/2053	875	936,503
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(c)	8.45%	06/01/2053	15,575	3,509,155
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(c)	5.75%	06/01/2043	3,435	3,496,668
Series 2020, Ref. RB(c)	7.50%	06/01/2043	8,990	9,615,336
Series 2023, RB(c)	7.00%	06/01/2043	1,695	1,813,215
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,340,230
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB(b)(c)	9.50%	05/01/2043	$20,000	$19,000,000
Series 2025, RB(b)(c)	9.50%	05/01/2043	2,000	2,008,988
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(c)	8.50%	12/01/2043	16,000	15,485,831
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,285,177
				105,204,230
Wisconsin–3.27%
Gillett (City of), WI; Series 2021 A, RB(b)(c)	5.50%	12/01/2032	11,100	8,836,601
Wisconsin (State of) Center District; Series 2020, RB (INS - AGM)(g)(k)	0.00%	12/15/2060	22,975	4,079,510
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,117,294
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,082,969
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,596,559
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,443,575
Series 2019, Ref. RB	5.00%	11/01/2046	7,200	6,770,783
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,316,800
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,872,530
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $21,853)(c)(k)(l)	0.00%	01/01/2047	156	4,647
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,620)(c)(k)(l)	0.00%	01/01/2048	136	3,837
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $17,852)(c)(k)(l)	0.00%	01/01/2049	134	3,553
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,825)(c)(k)(l)	0.00%	01/01/2050	129	3,188
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $16,110)(c)(k)(l)	0.00%	01/01/2051	127	2,965
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2052	165	3,581
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $19,585)(c)(k)(l)	0.00%	01/01/2053	163	3,345
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $18,433)(c)(k)(l)	0.00%	01/01/2054	158	3,040
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2055	154	2,815
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2056	151	2,619
Series 2005 A-1, RB(c)(f)	5.50%	07/01/2056	8,230	6,212,462
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2057	168	2,733
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2058	163	2,519
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2059	159	2,330
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2060	156	2,144
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2061	153	1,993
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2062	149	1,832
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2063	146	1,701
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2064	143	1,585
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2065	140	1,467
Series 2005 A-1, RB(c)(k)	0.00%	01/01/2066	151	1,465
Series 2005 A-1, RB (Acquired 09/08/2005-10/06/2005; Cost $152,303)(c)(k)(l)	0.00%	01/01/2067	1,821	16,002
Series 2012 C, Ref. RB(b)	5.25%	07/01/2028	865	865,624
Series 2012, RB	6.00%	09/01/2045	5,620	5,613,804
Series 2018, RB (INS - AGM)(g)	5.00%	07/01/2058	7,900	7,993,771
Series 2019, RB(c)	5.00%	06/15/2054	455	439,477
Series 2022, RB	6.15%	08/01/2028	7,500	4,075,967
Series 2023 B, RB(c)(k)	0.00%	07/01/2062	32,000	23,440,000
Series 2023, RB(c)	5.75%	07/01/2033	485	507,420
Series 2023, RB(c)	6.63%	07/01/2043	650	678,239
Series 2023, RB(c)	6.88%	07/01/2053	1,350	1,406,686
Series 2023, RB(c)	7.00%	07/01/2058	1,750	1,823,019
Series 2023, RB	5.75%	07/01/2062	38,069	39,769,029
Series 2024, RB(c)	12.00%	05/16/2029	5,750	6,078,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(c)	5.00%	06/01/2040	$760	$714,960
Series 2020 A, RB(c)	5.00%	06/01/2049	1,340	1,187,070
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(c)	6.25%	06/01/2052	13,685	14,037,131
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(c)(k)	0.00%	12/15/2038	25,000	11,012,760
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)	6.75%	08/01/2031	22,000	19,745,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(c)(k)	0.00%	12/15/2037	6,250	3,059,816
Wisconsin (State of) Public Finance Authority (Astro Texas Land); Series 2024, RB(c)	5.50%	12/15/2028	6,648	6,658,048
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(c)	10.00%	11/01/2038	13,500	15,470,735
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	5.13%	06/01/2048	2,075	2,076,864
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(k)	0.00%	02/01/2031	19,324	12,866,234
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(c)	6.13%	12/15/2029	5,876	5,882,850
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(c)	4.75%	06/01/2029	225	222,117
Series 2019 A, RB(c)	5.25%	06/01/2039	750	727,314
Series 2019 A, RB(c)	5.50%	06/01/2049	1,940	1,859,851
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(c)	6.00%	06/15/2064	1,100	1,110,234
Wisconsin (State of) Public Finance Authority (Dreamhouse);
Series 2022 A, RB(c)	5.75%	06/01/2025	16,975	16,974,591
Series 2022 B, RB(c)	7.50%	06/01/2025	1,970	1,966,105
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(c)	5.25%	05/01/2046	2,500	2,405,799
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	785	785,594
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,868
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(c)	6.63%	07/01/2053	600	626,441
Series 2023, RB(c)	6.75%	07/01/2058	550	576,427
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(c)(k)	0.00%	12/01/2028	17,675	13,155,566
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(c)(k)	0.00%	09/01/2029	5,562	4,049,338
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(c)	5.00%	12/15/2054	4,745	4,675,230
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(b)(c)	5.75%	09/01/2035	1,000	1,048,832
Series 2024, Ref. RB(b)(c)	6.25%	09/01/2046	4,000	4,166,785
Series 2024, Ref. RB(c)	9.75%	09/01/2054	10,000	10,745,935
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(c)	5.00%	06/15/2049	520	510,592
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(c)(k)	0.00%	12/15/2030	6,500	4,645,492
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(c)	6.00%	07/01/2031	7,040	6,361,108
Wisconsin (State of) Public Finance Authority (Signorelli); Series 2024, RB(c)	5.38%	12/15/2032	4,326	4,328,727
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(c)	5.38%	06/01/2044	3,495	3,056,731
Series 2019 A, RB(c)	5.50%	06/01/2054	4,320	3,683,855
Series 2019, RB(c)	5.62%	06/01/2029	605	585,703
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(c)(k)	0.00%	12/15/2034	5,250	2,938,160
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022, RB(c)	5.00%	06/15/2062	4,590	4,388,959
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(c)	5.25%	03/01/2045	5,825	5,718,557
				331,461,217
Total Municipal Obligations (Cost $10,997,198,528)				10,811,087,281
			Shares
MuniFund Preferred Shares–0.18%
Nuveen AMT-Free Municipal Credit Income Fund, MFP, Series D (Cost $18,150,000)(c)(n)			18,150,000	18,150,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

			Shares	Value

Exchange-Traded Funds–0.01%
Invesco Rochester High Yield Municipal ETF (Cost $872,610)(q)			17,000	$877,166
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility(c)(h)	15.00%	07/01/2025	$3,070	602,383
Puerto Rico–0.00%
AES Puerto Rico, Inc.(h)	12.50%	03/04/2026	184	178,379
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,251,257)				780,762
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(h)(k)			76,613	0
TOTAL INVESTMENTS IN SECURITIES(r)–106.97% (Cost $11,019,472,395)				10,830,895,209
FLOATING RATE NOTE OBLIGATIONS–(8.79)%
Notes with interest and fee rates ranging from 1.32% to 2.78% at 02/28/2025 and contractual maturities of collateral ranging from 05/01/2029 to 05/15/2062 (See Note 1K)(s)				(890,220,000)
OTHER ASSETS LESS LIABILITIES–1.82%				184,759,890
NET ASSETS–100.00%				$10,125,435,099
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $1,997,641,577, which represented 19.73% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $207,940,587, which represented 2.05% of the Fund’s Net Assets.

(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Zero coupon bond issued at a discount.
(l)	Restricted security. The aggregate value of these securities at February 28, 2025 was $133,569,506, which represented 1.32% of the Fund’s Net Assets.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $88,086,885. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(n)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2025.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2025.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$-	$872,610	$-	$4,556	$-	$877,166	$17,449

*	Effective February 24, 2025, the fund’s named changed from Invesco Municipal Strategic Income ETF.

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $1,257,703,262 are held by TOB Trusts and serve as collateral for the $890,220,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $11,018,599,785)	$10,830,018,043
Investments in affiliates, at value (Cost $872,610)	877,166
Cash	106,454,430
Receivable for:
Investments sold	8,562,550
Fund shares sold	17,362,757
Interest	184,305,700
Investments matured, at value (Cost $40,804,518)	18,436,902
Investment for trustee deferred compensation and retirement plans	344,339
Other assets	3,174,397
Total assets	11,169,536,284
Liabilities:
Floating rate note obligations	890,220,000
Payable for:
Investments purchased	120,084,678
Dividends	22,374,611
Fund shares reacquired	6,257,866
Due to broker	1,692,000
Accrued fees to affiliates	2,702,194
Accrued interest expense	192,212
Accrued trustees’ and officers’ fees and benefits	142,220
Accrued other operating expenses	91,065
Trustee deferred compensation and retirement plans	344,339
Total liabilities	1,044,101,185
Net assets applicable to shares outstanding	$10,125,435,099
Net assets consist of:
Shares of beneficial interest	$12,695,803,286
Distributable earnings (loss)	(2,570,368,187)
$10,125,435,099
Net Assets:
Class A	$4,385,118,926
Class C	$565,612,352
Class Y	$4,994,653,536
Class R5	$8,896
Class R6	$180,041,389
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	638,468,471
Class C	82,678,011
Class Y	728,028,306
Class R5	1,297
Class R6	26,213,925
Class A:
Net asset value per share	$6.87
Maximum offering price per share (Net asset value of $6.87 ÷ 95.75%)	$7.17
Class C:
Net asset value and offering price per share	$6.84
Class Y:
Net asset value and offering price per share	$6.86
Class R5:
Net asset value and offering price per share	$6.86
Class R6:
Net asset value and offering price per share	$6.87
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$566,678,232
Dividends	2,620
Dividends from affiliates	17,449
Total investment income	566,698,301
Expenses:
Advisory fees	33,925,359
Administrative services fees	1,388,427
Custodian fees	66,353
Distribution fees:
Class A	10,599,866
Class C	5,023,082
Interest, facilities and maintenance fees	43,872,661
Transfer agent fees — A, C and Y	7,213,175
Transfer agent fees — R5	19
Transfer agent fees — R6	23,144
Trustees’ and officers’ fees and benefits	95,410
Registration and filing fees	412,392
Reports to shareholders	257,004
Professional services fees	1,661,436
Other	124,870
Total expenses	104,663,198
Less: Fees waived and/or expense offset arrangement(s)	(20,210)
Net expenses	104,642,988
Net investment income	462,055,313
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(8,601,449))	(111,303,618)
Change in net unrealized appreciation of:
Unaffiliated investment securities	142,721,557
Affiliated investment securities	4,556
142,726,113
Net realized and unrealized gain	31,422,495
Net increase in net assets resulting from operations	$493,477,808
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$462,055,313	$359,211,976
Net realized gain (loss)	(111,303,618)	(105,247,487)
Change in net unrealized appreciation	142,726,113	358,346,792
Net increase in net assets resulting from operations	493,477,808	612,311,281
Distributions to shareholders from distributable earnings:
Class A	(221,470,758)	(202,033,623)
Class C	(25,304,966)	(24,300,684)
Class Y	(256,527,263)	(204,505,146)
Class R5	(1,012)	(997)
Class R6	(8,443,293)	(6,031,814)
Total distributions from distributable earnings	(511,747,292)	(436,872,264)
Share transactions–net:
Class A	228,593,621	260,887,308
Class C	17,725,795	(14,502,265)
Class Y	547,033,288	983,324,401
Class R5	(10,656)	532
Class R6	52,353,908	38,379,370
Net increase in net assets resulting from share transactions	845,695,956	1,268,089,346
Net increase in net assets	827,426,472	1,443,528,363
Net assets:
Beginning of year	9,298,008,627	7,854,480,264
End of year	$10,125,435,099	$9,298,008,627
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$6.88	$0.32	$0.03	$0.35	$(0.36)	$6.87	5.16%	$4,385,119	1.17%	1.17%	0.72%	4.67%	25%
Year ended 02/29/24	6.74	0.28	0.21	0.49	(0.35)	6.88	7.45	4,163,816	1.44	1.44	0.73	4.22	25
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)	3,822,402	1.30	1.30	0.72	4.41	47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95	4,596,751	0.85	0.85	0.69	3.24	22
Year ended 02/28/21	8.30	0.30	(0.23)	0.07	(0.39)	7.98	1.13	4,323,667	0.95	0.95	0.77	3.87	28
Class C
Year ended 02/28/25	6.85	0.28	0.02	0.30	(0.31)	6.84	4.48 (d)	565,612	1.82 (d)	1.82 (d)	1.37 (d)	4.02 (d)	25
Year ended 02/29/24	6.71	0.24	0.20	0.44	(0.30)	6.85	6.77 (d)	549,007	2.09 (d)	2.09 (d)	1.38 (d)	3.57 (d)	25
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94)(d)	553,465	1.95 (d)	1.95 (d)	1.37 (d)	3.76 (d)	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15 (d)	754,439	1.50 (d)	1.50 (d)	1.34 (d)	2.59 (d)	22
Year ended 02/28/21	8.26	0.25	(0.23)	0.02	(0.33)	7.95	0.54	717,496	1.60	1.60	1.42	3.22	28
Class Y
Year ended 02/28/25	6.87	0.34	0.02	0.36	(0.37)	6.86	5.43	4,994,654	0.92	0.92	0.47	4.92	25
Year ended 02/29/24	6.73	0.30	0.20	0.50	(0.36)	6.87	7.72	4,457,417	1.19	1.19	0.48	4.47	25
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)	3,394,429	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20	3,674,521	0.60	0.60	0.44	3.49	22
Year ended 02/28/21	8.29	0.32	(0.23)	0.09	(0.41)	7.97	1.40	3,018,845	0.70	0.70	0.52	4.12	28
Class R5
Year ended 02/28/25	6.88	0.34	0.01	0.35	(0.37)	6.86	5.28	9	0.94	0.94	0.49	4.90	25
Year ended 02/29/24	6.73	0.31	0.20	0.51	(0.36)	6.88	7.85	19	1.09	1.09	0.38	4.57	25
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)	18	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06	5,625	0.65	0.65	0.49	3.44	22
Year ended 02/28/21	8.29	0.32	(0.22)	0.10	(0.41)	7.98	1.58	7,290	0.67	0.67	0.49	4.15	28
Class R6
Year ended 02/28/25	6.88	0.34	0.03	0.37	(0.38)	6.87	5.49	180,041	0.86	0.86	0.41	4.98	25
Year ended 02/29/24	6.74	0.30	0.21	0.51	(0.37)	6.88	7.77	127,749	1.14	1.14	0.42	4.52	25
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)	84,167	0.98	0.98	0.40	4.73	47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02	50,048	0.57	0.57	0.41	3.52	22
Year ended 02/28/21	8.29	0.33	(0.21)	0.12	(0.42)	7.99	1.76	9,977	0.58	0.58	0.40	4.24	28

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.90% for the years ended
February 28, 2025, February 29, 2024, February 28, 2023 and February 28, 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Effective after the close of business on September 30, 2024, Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

Invesco Rochester® Municipal Opportunities Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity

Invesco Rochester® Municipal Opportunities Fund

shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Invesco Rochester® Municipal Opportunities Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
For the year ended February 28, 2025, the Adviser waived advisory fees of $1,708.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $320,454 in front-end sales commissions from the sale of Class A shares and $143,795 and $51,623 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$10,732,722,943	$78,364,338	$10,811,087,281
MuniFund Preferred Shares	—	18,150,000	—	18,150,000
Exchange-Traded Funds	877,166	—	—	877,166
U.S. Dollar Denominated Bonds & Notes	—	—	780,762	780,762
Preferred Stocks	—	—	0	0
Total Investments in Securities	877,166	10,750,872,943	79,145,100	10,830,895,209
Other Investments - Assets
Investments Matured	—	6,241,270	12,195,632	18,436,902
Total Investments	$877,166	$10,757,114,213	$91,340,732	$10,849,332,111
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Invesco Rochester® Municipal Opportunities Fund

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the year ended February 28, 2025:
	Value 02/29/24*	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/25
Municipal Obligations	$70,188,057	$2,458,438	$(6,052,709)	$142,392	$(55,364,681)	$48,261,028	$18,731,813	$—	$78,364,338
Investments Matured	25,952,956	—	(889,914)	—	—	(12,867,410)	—	—	12,195,632
U.S. Dollar Denominated Bonds & Notes	5,995,000	784,993	(692,627)	10,155	(2,846,264)	(2,470,495)	—	—	780,762
Preferred Stocks	—	0	—	—	—	—	—	—	0
Total	$102,136,013	$3,243,431	$(7,635,250)	$152,547	$(58,210,945)	$32,923,123	$18,731,813	$—	$91,340,732

*	Prior year balances have been adjusted for a change in security classification.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $167,777,807 and securities sales of $164,101,011, which resulted in net realized gains (losses) of $(8,601,449).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2025, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,502.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19, 2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $432,329 with an average interest rate of 5.17%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $980,879,231 and 3.78%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$11,195,510	$8,974,751
Ordinary income-tax-exempt	500,551,782	427,897,513
Total distributions	$511,747,292	$436,872,264

*	Includes short-term capital gain distributions, if any.

Invesco Rochester® Municipal Opportunities Fund

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$65,656,614
Net unrealized appreciation (depreciation) — investments	(272,673,938)
Temporary book/tax differences	(451,461)
Capital loss carryforward	(2,362,899,402)
Shares of beneficial interest	12,695,803,286
Total net assets	$10,125,435,099
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$397,795,746	$1,965,103,656	$2,362,899,402
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $2,866,088,926 and $2,562,390,323, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$313,437,504
Aggregate unrealized (depreciation) of investments	(586,111,442)
Net unrealized appreciation (depreciation) of investments	$(272,673,938)
Cost of investments for tax purposes is $11,122,006,049.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds, dirt bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $12,647,025, undistributed net realized gain (loss) was decreased by $13,963,149 and shares of beneficial interest was increased by $1,316,124. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	123,120,884	$847,491,671	133,371,194	$896,568,378
Class C	21,968,151	150,810,023	19,342,521	130,037,309
Class Y	268,058,440	1,841,027,088	373,179,548	2,501,302,109
Class R5	651	4,500	-	1
Class R6	18,993,539	130,501,309	27,568,976	183,608,917
Issued as reinvestment of dividends:
Class A	14,632,387	100,496,605	13,691,130	92,031,881
Class C	2,259,481	15,451,911	2,164,507	14,499,834
Class Y	19,914,256	136,605,692	15,930,389	107,081,513
Class R5	76	526	79	533
Class R6	369,355	2,537,361	293,178	1,973,093
Automatic conversion of Class C shares to Class A shares:
Class A	6,572,706	44,923,788	7,495,145	50,079,902
Class C	(6,597,644)	(44,923,788)	(7,528,283)	(50,079,902)

Invesco Rochester® Municipal Opportunities Fund

Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(111,281,845)	$(764,318,443)	(116,450,847)	$(777,792,853)
Class C	(15,111,384)	(103,612,351)	(16,315,118)	(108,959,506)
Class Y	(208,809,837)	(1,430,599,492)	(244,671,683)	(1,625,059,221)
Class R5	(2,247)	(15,682)	-	(2)
Class R6	(11,727,215)	(80,684,762)	(21,776,309)	(147,202,640)
Net increase in share activity	122,359,754	$845,695,956	186,294,427	$1,268,089,346

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rochester® Municipal Opportunities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester® Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester® Municipal Opportunities Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investees and brokers; when replies were not received from the portfolio company investees, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Rochester® Municipal Opportunities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	97.81%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Rochester® Municipal Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Rochester® Municipal Opportunities Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROHYM-NCSR

Annual Financial Statements and Other Information
February 28, 2025
Invesco Rochester® New York Municipals Fund
Nasdaq:
A: RMUNX ■ C: RMUCX ■ Y: RMUYX ■ R6: IORUX

2	Schedule of Investments
18	Financial Statements
21	Financial Highlights
22	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Tax Information
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2025
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.26%
New York–100.03%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,663,141
Series 2018 B, RB(a)	5.00%	12/15/2033	335	350,240
Series 2018 B, RB(a)	5.00%	12/15/2034	250	260,939
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	940	851,718
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,937,012
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,100,153)(b)(c)	4.00%	07/01/2029	1,195	630,363
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $1,130,111)(b)(c)	4.00%	07/01/2030	1,245	656,738
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $1,156,008)(b)(c)	4.00%	07/01/2031	1,295	683,113
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $640,130)(b)(c)	4.00%	07/01/2041	1,000	527,500
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $17,480,020)(b)(c)	4.00%	07/01/2051	17,805	9,392,137
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	2,010,348
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,418,573
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,974,768
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,072,958
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,767,189
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,429,698
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,494,855
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,581,890
Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,720,975
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,500,063
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	940	949,713
Series 2017 A, Ref. RB	5.00%	06/01/2035	840	859,814
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	144,269
Series 2018, Ref. RB	5.00%	10/01/2033	150	154,393
Series 2018, Ref. RB	5.00%	10/01/2037	500	511,429
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,040,682
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	835,013
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	301,935
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	150,963
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	211,341
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	246,556
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	3,050	3,062,223
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	623,557
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,548,971
Series 2018, RB	5.00%	06/01/2048	2,415	2,421,062
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	4,700	4,709,596
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	43,021
Series 2019, RB	4.00%	07/01/2049	2,600	2,402,980
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,401,885
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	2,000	2,061,516
Series 2022, RB(e)	5.75%	06/01/2062	3,250	3,333,972
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	$550	$551,048
Series 2022 A, RB	5.00%	07/01/2056	450	450,092
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,868,367
Series 2023, RB	5.25%	07/01/2062	7,500	7,713,348
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	899,083
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,522,547
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,385,939
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,252,416
Series 2017 A, RB(e)	5.00%	06/01/2052	1,000	993,634
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,103,619
Series 2019, RB(e)	5.75%	02/01/2049	1,330	1,330,288
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	551,431
Series 2021 A, RB(e)	4.00%	06/15/2051	735	616,184
Series 2021 A, RB(e)	4.00%	06/15/2056	530	432,272
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(a)(e)	5.00%	01/01/2035	4,350	4,353,217
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,309,029
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	1,068,328
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,624,844
Series 2021 A, RB(e)	4.00%	11/01/2051	1,000	854,516
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,241,895
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	8,752,084
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,158,460
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,194,607
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,410,819
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	10,051,698
Series 2022, RB(e)	6.50%	07/01/2057	10,785	11,004,408
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	980	981,813
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,572,941
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,219
Series 2014, RB	5.00%	05/01/2039	250	250,182
Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,168
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,335	1,337,671
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	1,000	1,016,717
Series 2025, RB(e)	5.00%	07/01/2046	1,000	1,021,618
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	933,306
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,042,469
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,655,515
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,037,958
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,148,707
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,268,844
Series 2016 B, RB	5.00%	07/01/2046	9,275	9,337,362
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	8,422,558
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	6,277,156
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	$720	$700,138
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,040	1,973,829
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,762,070
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,168,561
Series 2005 D, RB(d)	0.00%	06/01/2055	194,300	16,272,567
Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	10,737,980
Franklin (County of), NY Solid Waste Management Authority; Series 2019, RB(a)	4.00%	06/01/2027	280	282,448
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	21,216,901
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	5,022,008
Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,787,998
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,894,528
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,701,956
Series 2014, RB	5.00%	07/01/2034	1,500	1,501,072
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,556
Series 2014, RB	5.00%	07/01/2044	1,000	1,001,418
Series 2017, Ref. RB	5.00%	07/01/2035	730	743,698
Series 2017, Ref. RB	5.00%	07/01/2036	570	580,090
Series 2017, Ref. RB	5.00%	07/01/2038	650	660,096
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	27,920	28,690,321
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	34,021,596
Series 2017 A, Ref. RB	5.00%	02/15/2045	10,000	10,239,516
Series 2017 A, Ref. RB (INS - AGM)(g)	4.00%	02/15/2047	13,445	13,361,412
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,566,659
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	892,075
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	3,997,316
Series 2017 A, Ref. RB	4.00%	11/01/2047	555	423,266
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	790	791,306
Long Island (City of), NY Power Authority;
Series 2017, RB	5.00%	09/01/2042	11,500	11,884,373
Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,316,172
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,684,111
Series 2023 E, RB	5.00%	09/01/2053	13,250	14,063,382
Metropolitan Transportation Authority;
Series 2015 A-2, RB(h)	5.00%	05/15/2030	18,000	19,242,356
Series 2015 B, RB	5.25%	11/15/2055	4,730	4,737,664
Series 2016 C-1, RB	5.00%	11/15/2056	20,440	20,536,301
Series 2016 C-1, RB	5.25%	11/15/2056	14,755	14,908,086
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,639,324
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,985,777
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,036,232
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,136,223
Series 2017 B-1, RB	5.25%	11/15/2057	15,505	15,937,785
Series 2019 B, RB (INS - BAM)(g)	5.00%	11/15/2052	7,900	8,126,027
Series 2019 C, RB (INS - AGM)(g)	4.00%	11/15/2045	560	538,269
Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,682,255
Series 2024 A, Ref. RB	5.50%	11/15/2047	12,000	13,253,281
Series 2024 B-2, Ref. RB	5.00%	11/15/2046	5,000	5,390,957
Series 2024, Ref. RB	5.00%	11/15/2050	5,000	5,321,875
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,489,976
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	$3,215	$3,238,867
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	376,946
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(g)	5.00%	01/15/2038	890	891,223
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,088
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,431
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,985	1,799,103
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	1,000	1,026,272
Series 2022, RB(e)	6.00%	07/01/2057	1,000	1,030,396
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	8,164,731
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	13,117,202
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	537,492
Series 2024, Ref. RB	5.25%	06/01/2054	500	530,489
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	19,885,720
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,046,270
Series 2016 A, RB	5.00%	11/15/2056	79,985	79,985,032
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGM)(g)	5.00%	07/01/2049	9,670	9,959,438
Series 2019 A, GO Bonds (INS - AGM)(g)	5.00%	04/01/2049	11,600	12,004,332
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,776,017
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007-02/28/2018; Cost $629,627)(b)(c)	5.00%	01/01/2058	546	50,159
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(b)(c)(e)	9.00%	01/01/2041	270	270,000
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	300,175
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,282,910
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	805	790,938
Series 2006 A-3, RB	5.00%	06/01/2035	750	695,642
Series 2006 A-3, RB	5.13%	06/01/2046	615	547,015
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	22,915,038
Series 2006 D, RB(d)	0.00%	06/01/2060	623,215	41,363,714
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	2,444,308
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,517,696
New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,252,870
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,986,823
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,589,761
Series 2019, RB	4.00%	11/01/2041	600	603,087
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,376,763
Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	30,652,350
Series 2024, Ref. RB	5.00%	07/15/2054	3,000	3,212,269
Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,640,080
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2048	5,000	5,216,588
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	13,000	13,485,538
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2041	1,350	1,451,607
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2042	2,250	2,407,477
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2043	3,750	3,980,814
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2044	2,500	2,635,950
Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,281,232
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,296,977
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	$16,230	$14,959,626
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	8,960,543
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,583,500
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,116
Series 1997 C, GO Bonds (INS - NATL)(g)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,429
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,745
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,010
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	626,961
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,654,500
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	28,740,834
Series 2020 D-1, GO Bonds (INS - BAM)(g)(i)(j)	4.00%	03/01/2050	28,830	27,791,682
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,576,089
Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,249,133
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	17,528,130
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,305,789
Series 2024 C, GO Bonds	5.25%	03/01/2053	59,815	64,627,482
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,789,618
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	916,309
Subseries 2021 F-1, GO Bonds(j)	5.00%	03/01/2050	10,000	10,428,164
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,802,921
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,326,806
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,132,998
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,482,318
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,250,507
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,746,833
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,460,165
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	7,500	8,132,805
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	955,406
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	490	442,431
Series 1998, RB	6.38%	11/01/2028	1,225	1,105,063
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	135	129,785
Series 2005 E-2, RB	6.13%	11/01/2035	2,195	1,653,946
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,055	2,019,594
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,665	5,698,735
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(g)	3.00%	03/01/2049	5,100	3,920,783
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	15,980	17,211,096
Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	13,143,569
Series 2019 DD-1, RB	5.25%	06/15/2049	4,930	5,145,746
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,466,034
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,702,675
Series 2020, Ref. RB	5.00%	06/15/2050	3,100	3,250,059
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,631,555
Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	12,039,444
Series 2021 CC-1, RB(j)	5.00%	06/15/2051	13,350	14,026,647
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,690,294
Series 2022 EE, Ref. RB	4.00%	06/15/2045	10,000	9,861,013
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	10,006,011
Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,781,099
Series 2024 AA, RB	5.25%	06/15/2053	10,000	10,894,836
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,424,133
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 AA-1, RB(j)	5.25%	06/15/2053	$35,000	$37,867,071
Series 2025 BB, RB	5.25%	06/15/2055	5,000	5,443,270
Subseries 2024 BB-1, RB	5.25%	06/15/2054	10,440	11,273,153
Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	15,000	16,377,838
New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2043	4,105	4,153,882
Series 2018 S-1, RB	5.00%	07/15/2045	27,000	27,968,744
Series 2018 S-3, RB	5.25%	07/15/2045	625	653,318
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,989,738
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	810,462
Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,353,433
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,674,416
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,729,019
Series 2020, RB	4.00%	05/01/2045	2,000	1,963,295
Series 2020, RB	4.00%	05/01/2046	23,000	22,413,817
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,788,809
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,541,695
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,781,617
Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,414,047
Series 2023 C, RB(i)(j)	5.50%	05/01/2053	24,000	26,393,429
Series 2023 C, RB	5.50%	05/01/2053	20,000	21,994,524
Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,768,844
Series 2024 A-1, RB(j)	5.00%	05/01/2053	99,465	105,296,176
Series 2024 B, RB	5.00%	05/01/2046	10,000	10,714,579
Series 2024 D, RB	5.50%	05/01/2052	6,000	6,660,455
Series 2024 F-1, RB	5.25%	02/01/2053	15,000	16,258,618
Series 2024, RB	4.13%	05/01/2052	6,200	6,007,725
Series 2024, RB	5.00%	05/01/2052	7,000	7,455,615
Series 2025 E, RB	4.13%	11/01/2053	10,000	9,695,418
Series 2025 E, RB	5.00%	11/01/2053	5,900	6,297,849
Subseries 2016 F-3, RB	3.25%	02/01/2041	10,000	8,993,363
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	7,000	7,512,207
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	150	153,374
Series 2021 A, RB	4.00%	01/01/2039	175	177,900
Series 2021 A, RB	4.00%	01/01/2040	350	354,103
Series 2021 A, RB	4.00%	01/01/2041	220	221,488
New York (State of) Dormitory Authority;
Series 2016 A, RB	5.00%	02/15/2041	5,000	5,107,786
Series 2017, Ref. RB(e)	5.00%	12/01/2031	1,000	1,001,165
Series 2018 A, RB	5.00%	07/01/2048	5,890	6,108,214
Series 2019 A, RB	4.00%	07/01/2045	25,280	24,560,498
Series 2019 C, RB(j)	4.00%	07/01/2049	22,500	21,558,611
Series 2020 A, RB(j)	4.00%	03/15/2046	30,485	29,559,591
Series 2020 A, Ref. RB	4.00%	03/15/2043	2,130	2,105,867
Series 2020 A, Ref. RB	4.00%	03/15/2048	24,225	23,325,838
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,305	7,052,784
Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	25,496,774
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,662,023
Series 2022 A, RB(i)(j)	4.00%	03/15/2049	46,305	44,558,125
Series 2022 A, RB (INS - BAM)(g)	4.25%	10/01/2051	5,500	5,375,070
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,549,364
Series 2024 A, RB (INS - AGM)(g)	4.13%	10/01/2048	1,000	967,062
Series 2024 A, RB	5.50%	05/01/2049	1,000	1,090,611
Series 2024 A, RB	5.00%	03/15/2054	8,000	8,528,362
Series 2024 A, RB	5.50%	05/01/2056	2,500	2,716,338
Series 2024 A, Ref. RB	5.25%	03/15/2052	20,000	21,708,292
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, Ref. RB	4.00%	03/15/2054	$10,000	$9,515,012
Series 2024 A, Ref. RB	5.50%	07/01/2054	13,750	15,361,368
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,789,542
Series 2024 B, Ref. RB	5.00%	03/15/2054	5,000	5,344,656
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	9,135	7,576,694
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,365	3,132,620
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	687,108
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	675,741
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,221,828
Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,243,378
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,120,937
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,685,855
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	750,022
Series 2012 B, RB	5.00%	07/01/2032	220	220,006
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	655,792
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(g)	5.00%	07/01/2034	20	20,016
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2030	750	857,558
Series 2005 A, RB (INS - AMBAC)(g)	5.50%	05/15/2031	555	645,617
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	134,318
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,997,207
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(g)	5.25%	07/01/2030	25	25,910
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(g)	5.25%	07/01/2028	935	959,913
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	12,755	12,367,591
Series 2020, RB	4.00%	07/01/2050	34,565	32,862,428
New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(j)	4.00%	03/15/2048	21,000	20,131,146
Series 2019 D, RB(j)	4.00%	02/15/2047	13,575	13,106,303
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,804,873
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,165,277
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,532,024
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	2,028,690
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,597,058
Series 2020 A, Ref. RB	4.00%	09/01/2050	39,090	34,985,276
Series 2024, RB	5.50%	11/01/2047	2,165	2,316,430
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(g)	4.50%	05/15/2036	30	30,020
New York (State of) Dormitory Authority (New School (The));
Series 2015, Ref. RB	5.00%	07/01/2045	2,250	2,252,105
Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,957,617
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,871,568
Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,392,978
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,427,481
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(g)	5.50%	07/01/2031	1,070	1,178,512
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(g)	4.00%	05/01/2054	4,285	4,001,747
Series 2024, Ref. RB	5.25%	05/01/2054	20,000	21,558,952
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2017, Ref. RB(e)	5.00%	12/01/2030	$1,900	$1,905,900
Series 2017, Ref. RB(e)	5.00%	12/01/2032	1,200	1,199,590
Series 2017, Ref. RB(e)	5.00%	12/01/2033	1,700	1,693,862
Series 2017, Ref. RB(e)	5.00%	12/01/2036	1,700	1,671,370
Series 2017, Ref. RB(e)	5.00%	12/01/2037	5,200	5,078,544
New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	507,616
Series 2016, Ref. RB	5.00%	07/01/2046	500	503,517
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,584,994
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,353,562
Series 2020 A, Ref. RB	5.00%	07/01/2053	17,250	18,045,734
Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,306,178
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	193,843
Series 2021, RB	5.00%	07/01/2051	750	665,142
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,226,118
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	11,856,785
Series 2017 A-2, RB(e)	5.38%	09/01/2050	23,695	18,868,205
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,540,000)(c)(e)	5.38%	10/01/2042	7,540	6,085,142
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,941,350
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,437,829
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	3,500	3,660,298
Series 2024, RB (INS - AGC)(g)	5.50%	10/01/2054	27,250	29,696,320
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	4,020,581
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	7,029,136
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,879,517
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,228,452
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	24,457,090
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,085,374
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,845,167
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,101,719
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,857,288
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,062,973
Series 2024 A-1, RB	5.00%	06/15/2054	3,350	3,499,480
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,027
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,138
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,033,831
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,731,256
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,633,618
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,018,754
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	37,094,159
Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,710,846
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	12,006,085
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,857,746
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(g)	5.13%	11/15/2058	18,000	19,386,637
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	$27,580	$27,846,390
Series 2019 B, RB	4.00%	01/01/2050	13,815	13,121,754
Series 2019 B, RB (INS - AGM)(g)	4.00%	01/01/2050	45,000	43,226,415
Series 2020 N, RB	4.00%	01/01/2044	10,000	9,858,020
Series 2024 P, Ref. RB	5.00%	01/01/2049	5,000	5,362,667
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,427,306
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,078,528
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	10,000	10,580,940
Series 2022 C, RB	5.00%	03/15/2055	8,750	9,244,665
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,519,679
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,201,785
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,424,375
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	18,021,319
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,897,011
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,936,008
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,909,305
New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,533,882
Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,363,170
Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	10,000	10,837,182
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	953,405
New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,894,529
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	1,250	1,278,093
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	4,500	4,627,588
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	22,402,115
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	2,004,721
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	8,435	8,490,777
Series 2015, Ref. RB	5.00%	11/15/2045	11,190	11,236,488
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,256,046
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	510	510,319
Series 2000 A, RB	6.63%	06/01/2042	18,495	18,502,871
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	30	30,580
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	11,185	10,138,464
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	15,378,675
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	15,184,286
Series 2010 A, RB(e)	6.25%	06/01/2041	31,775	31,626,204
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	49,420	22,442,284
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	1,100,302
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	19,740,198
Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	33,131,852
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	8,068,168
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,500,742
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,011,807
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	875,841
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	8,505	8,510,478
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,885,412
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,883,907
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	$30,740	$35,740,460
Series 2007, RB	5.50%	10/01/2037	4,755	5,708,911
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,819,374
Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	20,794,031
New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(j)	5.00%	09/15/2047	20,000	21,524,742
Series 2022 B, RB(j)	5.25%	09/15/2052	18,000	19,538,770
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(h)	5.13%	09/03/2030	2,700	2,865,824
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2017, RB	5.00%	06/15/2047	6,090	6,267,458
Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,403,737
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(k)	5.50%	04/15/2035	615	722,253
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,685,459
Series 2020 A, RB	4.00%	03/15/2049	36,685	35,462,032
Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,672,870
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,997,010
Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,474,621
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	16,515	14,431,068
New York State Urban Development Corp. (Bidding Group 3);
Series 2021, Ref. RB	4.00%	03/15/2046	28,000	27,342,857
Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,748,848
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,955,469
Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	10,063,423
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,272,231
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,130,811
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	7,340	7,348,820
Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,190	26,221,339
Series 2021, Ref. RB(a)	2.25%	08/01/2026	2,290	2,240,611
Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	3,033,406
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	5,000	5,151,454
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,818,514
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,336,622
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGM)(a)(g)	5.00%	06/30/2049	5,000	5,163,362
Series 2023, RB(a)	6.00%	06/30/2054	11,000	11,858,712
Series 2023, RB (INS - AGM)(a)(g)	5.13%	06/30/2060	31,000	32,055,869
Series 2023, RB(a)	5.38%	06/30/2060	21,050	21,796,001
Series 2024, RB (INS - AGM)(a)(g)	5.00%	06/30/2054	5,000	5,170,368
Series 2024, RB(a)	5.50%	06/30/2054	6,000	6,359,471
Series 2024, RB (INS - AGM)(a)(g)	5.25%	06/30/2060	10,780	11,320,955
Series 2024, RB(a)	5.50%	06/30/2060	21,000	22,116,751
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(g)	4.00%	07/01/2035	$6,255	$6,254,809
Series 2016 A, RB (INS - AGM)(a)(g)	4.00%	07/01/2036	8,845	8,828,135
Series 2016 A, RB (INS - AGM)(a)(g)	4.00%	07/01/2037	11,875	11,804,647
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,250,481
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,999,862
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,899,482
Series 2016 A, RB (INS - AGM)(a)(g)	4.00%	01/01/2051	8,900	7,984,647
Series 2016, RB (INS - AGM)(a)(g)	5.00%	07/01/2046	4,990	4,989,954
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,235,502
Series 2023, RB(a)	5.63%	04/01/2040	15,000	16,085,688
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	589,080
New York Transportation Development Corp. (Termial 4 John F. Kennedy International Airport); Series 2020, Ref. RB(a)	4.00%	12/01/2042	1,380	1,303,391
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,161,212
Series 2022, RB(a)	5.00%	12/01/2041	11,000	11,468,258
Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,186,278
Series 2024, Ref. RB (INS - AGC)(a)(g)(l)	5.00%	12/31/2054	5,000	3,257,296
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGC)(a)(g)	5.25%	12/31/2054	23,175	24,629,361
Series 2024, Ref. RB(a)	5.50%	12/31/2054	5,000	5,338,484
Series 2024, Ref. RB(a)	5.50%	12/31/2060	3,000	3,187,181
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	6,183,432
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(e)	4.75%	11/01/2042	790	753,318
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,240
Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	805,747
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	771,181
Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	737,590
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,646,106
Series 2014, Ref. RB	5.25%	05/15/2040	275	274,518
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2021 A, RB (INS - AGM)(g)	4.00%	12/01/2046	1,355	1,298,260
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,061,505
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,170,569
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,221,782
Series 2019, Ref. RB	5.00%	07/01/2032	775	777,609
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,340,405
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,403,248
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,466,795
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,312,007
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	1,450	1,590,733
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,165,386
Series 2017, Ref. RB	5.00%	05/01/2040	650	656,673
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	5,020
Series 2019, Ref. RB	4.00%	12/01/2047	3,785	3,693,077
Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,746,830
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,193,191
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,230,033
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,871,954
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,651,978
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,968,097
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	$1,945	$1,949,575
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,524,890
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,504,487
Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,200	1,202,377
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,809,458
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	729,830
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,720	1,138,319
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,761,392
Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,613,102
Series 2020 A, RB	4.00%	07/01/2050	1,985	1,907,945
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,079,695
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	284,182
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	157,879
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	110,100
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	314,572
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	313,716
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	156,858
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	234,402
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	156,268
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	693,176
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	243,129
Series 2021 A, Ref. RB	5.00%	09/01/2040	250	257,067
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	154,240
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	336,452
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	305,865
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	551,706
Series 2022, Ref. RB	5.25%	07/01/2041	440	478,402
Series 2022, Ref. RB	5.25%	07/01/2042	425	459,653
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	4,071,105
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,637,471
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	170	165,124
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,680	3,407,955
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,409
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	225	225,211
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,820,093
Series 2024, RB	6.00%	12/01/2053	10,000	10,377,571
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,460	2,398,341
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	34,805	34,927,253
Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,840,443
Series 2016 C-2, RB(e)	5.35%	11/01/2049	5,750	5,770,197
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	781,250
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,828,232
Series 2023, RB(j)	5.00%	05/15/2051	47,685	50,077,690
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,389,454
Series 2024 A-1, RB	5.25%	05/15/2059	26,080	28,100,527
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	29,071,753
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	$5,350	$5,883,616
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	5.00%	11/15/2045	5,000	5,186,336
Series 2018 A, RB	4.00%	11/15/2048	13,655	12,984,694
Series 2019 C, RB	4.00%	11/15/2043	21,500	21,304,442
Series 2020 A, RB	5.00%	11/15/2054	4,850	5,072,694
Series 2021 A, RB(j)	5.00%	11/15/2051	10,000	10,524,854
Series 2021 A, RB	5.00%	11/15/2056	16,570	17,360,406
Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	15,265,464
Series 2023 A, RB	4.25%	05/15/2058	20,000	19,548,806
Series 2023 A, RB(j)	4.25%	05/15/2058	10,000	9,774,403
Series 2023 A, RB(j)	5.25%	05/15/2058	10,000	10,714,792
Series 2023 A, RB(j)	4.50%	05/15/2063	40,000	40,327,492
Series 2024, RB(j)	5.25%	05/15/2064	50,000	53,676,505
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB (INS - AGC)(g)	4.50%	12/01/2056	4,500	4,477,688
Series 2025, RB	5.50%	12/01/2059	10,000	11,025,220
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	13,264,327
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,345	4,121,568
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	17,082,148
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	600	507,657
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	492,189
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,846	3,613,906
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,063,203
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	4,227,426
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,434,843
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	533,418
Series 2022, Ref. RB	5.00%	01/01/2037	525	557,114
Series 2022, Ref. RB	5.00%	01/01/2041	520	544,624
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,649,347
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,567,454
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	10,484,589
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	7,482,751
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	5,002,588
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,170,783
Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(e)	5.00%	06/01/2030	1,500	1,435,960
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	19,817,634
Series 2023, RB (INS - AGM)(g)	5.00%	11/01/2047	2,875	3,037,302
Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2048	2,000	2,227,160
Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2049	2,125	2,360,086
Series 2023, RB (INS - AGM)(g)	5.00%	11/01/2051	2,750	2,871,483
Series 2023, RB	6.25%	11/01/2052	2,560	2,861,020
Series 2023, RB (INS - AGM)(g)	5.75%	11/01/2053	1,000	1,106,522
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	17,013,345
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,708,931
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	5,920,600
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(g)	5.00%	11/15/2040	1,680	1,853,898
Series 2022 F, GO Bonds (INS - BAM)(g)	5.00%	11/15/2042	1,105	1,203,452
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$428,276
Series 2019 A, RB	5.00%	10/15/2049	640	640,468
				4,482,779,121
Puerto Rico–7.90%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,480	1,487,733
Series 2002, RB	5.63%	05/15/2043	2,125	2,150,300
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	3,989,066
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	42,637,188
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	35,675,880
Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB(d)(m)	0.00%	08/01/2031	11,810	0
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	697	390,248
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	3,424	2,429,205
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	1,479	1,487,861
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,072,313
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,113,823
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,134,792
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,587,948
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,392	2,399,507
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	2,041,962
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,689,978
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,504	5,022,757
Subseries 2022, RN(d)	0.00%	11/01/2043	18,135	11,425,265
Subseries 2022, RN(d)	0.00%	11/01/2051	24,209	13,163,637
Subseries 2022, RN(d)	0.00%	11/01/2051	7,378	2,554,618
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	377	365,844
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $74,785)(c)	6.63%	01/01/2027	63	62,789
Series 2023 A, RB (Acquired 05/26/2000; Cost $583,480)(c)	6.63%	01/01/2028	484	477,701
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	530	530,675
Series 2012, Ref. RB	5.00%	10/01/2042	200	200,446
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 09/23/2011-12/28/2011; Cost $4,250,486) (INS - NATL)(c)(g)	5.00%	07/01/2033	4,405	4,409,897
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	39,300	13,245,684
Series 2018 A-1, RB(d)	0.00%	07/01/2051	50,840	12,670,121
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,295,225
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	31,588,587
Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,960,043
Series 2019 A-2, RB	4.54%	07/01/2053	976	970,472
Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,919,408
Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,279,403
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,139,056
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,535,062
Series 2006 Q, RB (Acquired 12/01/2006-07/10/2007; Cost $24,375,000)(c)	5.00%	06/01/2030	24,375	23,903,088
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	65,940,266
				353,947,848
Virgin Islands–0.23%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	657,494
Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,508,327
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	$5,000	$5,224,889
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(e)	5.00%	09/01/2030	770	774,300
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(g)	5.00%	10/01/2032	2,115	2,133,814
				10,298,824
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,835	3,577,913
Guam–0.02%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2039	750	754,408
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	240	242,188
				996,596
Total Municipal Obligations (Cost $4,938,190,681)				4,851,600,302
U.S. Dollar Denominated Bonds & Notes–0.00%
Puerto Rico–0.00%
AES Puerto Rico, Inc.(m) (Cost $25,175)	12.50%	03/04/2026	26	24,775
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(m)			10,641	0
TOTAL INVESTMENTS IN SECURITIES(n)–108.26% (Cost $4,938,215,856)				4,851,625,077
FLOATING RATE NOTE OBLIGATIONS–(9.29)%
Notes with interest and fee rates ranging from 2.40% to 2.42% at 02/28/2025 and contractual maturities of collateral ranging from 03/15/2049 to 05/15/2064 (See Note 1K)(o)				(416,150,000)
OTHER ASSETS LESS LIABILITIES–1.03%				46,017,182
NET ASSETS–100.00%				$4,481,492,259
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2025 was $12,991,260, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2025 was $124,763,011, which represented 2.78% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2025 was $337,201,487, which represented 7.52% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,130,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2025. At February 28, 2025, the Fund’s investments with a value of $603,970,352 are held by TOB Trusts and serve as collateral for the $416,150,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities
February 28, 2025

Assets:
Investments in unaffiliated securities, at value (Cost $4,938,215,856)	$4,851,625,077
Cash	1,053,675
Receivable for:
Investments sold	4,135,630
Fund shares sold	2,155,871
Interest	54,156,927
Investment for trustee deferred compensation and retirement plans	525,452
Other assets	1,356,602
Total assets	4,915,009,234
Liabilities:
Floating rate note obligations	416,150,000
Payable for:
Investments purchased	5,438,500
Dividends	6,851,674
Fund shares reacquired	2,586,789
Accrued fees to affiliates	1,404,666
Accrued interest expense	95,175
Accrued trustees’ and officers’ fees and benefits	4,888
Accrued other operating expenses	107,933
Trustee deferred compensation and retirement plans	877,350
Total liabilities	433,516,975
Net assets applicable to shares outstanding	$4,481,492,259
Net assets consist of:
Shares of beneficial interest	$5,772,846,500
Distributable earnings (loss)	(1,291,354,241)
$4,481,492,259
Net Assets:
Class A	$3,424,143,317
Class C	$169,262,445
Class Y	$878,608,285
Class R6	$9,478,212
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	225,747,051
Class C	11,188,356
Class Y	57,902,764
Class R6	624,475
Class A:
Net asset value per share	$15.17
Maximum offering price per share (Net asset value of $15.17 ÷ 95.75%)	$15.84
Class C:
Net asset value and offering price per share	$15.13
Class Y:
Net asset value and offering price per share	$15.17
Class R6:
Net asset value and offering price per share	$15.18
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Rochester® New York Municipals Fund

Statement of Operations
For the year ended February 28, 2025
Investment income:
Interest	$231,067,038
Expenses:
Advisory fees	20,084,605
Administrative services fees	648,114
Custodian fees	26,939
Distribution fees:
Class A	8,512,146
Class C	1,764,021
Interest, facilities and maintenance fees	19,192,239
Transfer agent fees — A, C and Y	3,059,864
Transfer agent fees — R6	724
Trustees’ and officers’ fees and benefits	109,341
Registration and filing fees	75,921
Reports to shareholders	140,315
Professional services fees	152,110
Other	63,558
Total expenses	53,829,897
Net investment income	177,237,141
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,055,320))	(28,416,397)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(21,702,172)
Net realized and unrealized gain (loss)	(50,118,569)
Net increase in net assets resulting from operations	$127,118,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets
For the years ended February 28, 2025 and February 29, 2024
	2025	2024
Operations:
Net investment income	$177,237,141	$166,994,353
Net realized gain (loss)	(28,416,397)	(90,890,498)
Change in net unrealized appreciation (depreciation)	(21,702,172)	281,503,164
Net increase in net assets resulting from operations	127,118,572	357,607,019
Distributions to shareholders from distributable earnings:
Class A	(143,279,697)	(140,357,632)
Class C	(5,873,245)	(6,173,522)
Class Y	(36,713,273)	(31,094,563)
Class R6	(259,808)	(101,318)
Total distributions from distributable earnings	(186,126,023)	(177,727,035)
Share transactions–net:
Class A	(114,898,377)	(137,661,564)
Class C	(9,991,940)	(33,723,896)
Class Y	76,694,880	82,283,417
Class R6	6,737,692	1,821,876
Net increase (decrease) in net assets resulting from share transactions	(41,457,745)	(87,280,167)
Net increase (decrease) in net assets	(100,465,196)	92,599,817
Net assets:
Beginning of year	4,581,957,455	4,489,357,638
End of year	$4,481,492,259	$4,581,957,455
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Rochester® New York Municipals Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/25	$15.36	$0.59	$(0.16)	$0.43	$(0.62)	$15.17	2.89%(d)	$3,424,143	1.20%(d)	1.20%(d)	0.78%(d)	3.90%(d)	13%
Year ended 02/29/24	14.75	0.56	0.64	1.20	(0.59)	15.36	8.35 (d)	3,584,464	1.27 (d)	1.27 (d)	0.78 (d)	3.73 (d)	27
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76)(d)	3,578,634	1.14 (d)	1.14 (d)	0.78 (d)	3.41 (d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45 (d)	4,442,658	0.85 (d)	0.85 (d)	0.78 (d)	2.43 (d)	17
Year ended 02/28/21	17.55	0.51	(0.42)	0.09	(0.57)	17.07	0.65 (d)	4,495,785	0.92 (d)	0.92 (d)	0.80 (d)	3.04 (d)	24
Class C
Year ended 02/28/25	15.32	0.48	(0.16)	0.32	(0.51)	15.13	2.11	169,262	1.96	1.96	1.54	3.14	13
Year ended 02/29/24	14.71	0.44	0.65	1.09	(0.48)	15.32	7.55	181,671	2.03	2.03	1.54	2.97	27
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40)(e)	209,043	1.89 (e)	1.89 (e)	1.53 (e)	2.66 (e)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63	301,046	1.61	1.61	1.54	1.67	17
Year ended 02/28/21	17.50	0.39	(0.41)	(0.02)	(0.45)	17.03	(0.01)(e)	336,381	1.63 (e)	1.63 (e)	1.51 (e)	2.33 (e)	24
Class Y
Year ended 02/28/25	15.37	0.63	(0.17)	0.46	(0.66)	15.17	3.07	878,608	0.96	0.96	0.54	4.14	13
Year ended 02/29/24	14.75	0.59	0.66	1.25	(0.63)	15.37	8.67	812,901	1.03	1.03	0.54	3.97	27
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)	700,660	0.90	0.90	0.54	3.65	50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70	799,750	0.61	0.61	0.54	2.67	17
Year ended 02/28/21	17.55	0.55	(0.41)	0.14	(0.61)	17.08	0.99	687,608	0.68	0.68	0.56	3.28	24
Class R6
Year ended 02/28/25	15.37	0.64	(0.16)	0.48	(0.67)	15.18	3.19	9,478	0.90	0.90	0.48	4.20	13
Year ended 02/29/24	14.76	0.60	0.65	1.25	(0.64)	15.37	8.66	2,922	0.98	0.98	0.49	4.02	27
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)	1,020	0.85	0.85	0.48	3.70	50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82	1,978	0.56	0.56	0.49	2.72	17
Year ended 02/28/21	17.55	0.56	(0.41)	0.15	(0.62)	17.08	1.00	1,923	0.59	0.59	0.47	3.37	24

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2021, the portfolio turnover calculation excludes the value of securities purchased of $142,218,871 in connection with the acquisition of Invesco New York Tax Free Income Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended February 28,
2025 , the year ended February 29, 2024 and the years ended February 28, 2023, 2022 and 2021, respectively.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% and 0.95% for the years ended
February 28, 2023 and 2021, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Rochester® New York Municipals Fund

Notes to Financial Statements
February 28, 2025
NOTE 1—Significant Accounting Policies
Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
22
Invesco Rochester® New York Municipals Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole, thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the
23
Invesco Rochester® New York Municipals Fund

Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities, when rates increase. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2025, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company
24
Invesco Rochester® New York Municipals Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2025, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2025, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2025, IDI advised the Fund that IDI retained $137,538 in front-end sales commissions from the sale of Class A shares and $15,321 and $9,281 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,851,600,302	$0	$4,851,600,302
U.S. Dollar Denominated Bonds & Notes	—	—	24,775	24,775
Preferred Stocks	—	—	0	0
Total Investments	$—	$4,851,600,302	$24,775	$4,851,625,077
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2025, the Fund engaged in securities purchases of $21,255,570 and securities sales of $63,344,395, which resulted in net realized gains (losses) of $(2,055,320).
NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances and Borrowings
Effective February 20, 2025, the Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 19,
25
Invesco Rochester® New York Municipals Fund

2026. Prior to February 20, 2025, the revolving credit and security agreement permitted borrowings up to $2.0 billion. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2025, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $4,782,740 with an average interest rate of 5.12%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2025 were $415,460,000 and 3.72%, respectively.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2025 and February 29, 2024:
	2025	2024
Ordinary income*	$1,492,476	$444,063
Ordinary income-tax-exempt	184,633,547	177,282,972
Total distributions	$186,126,023	$177,727,035

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2025
Undistributed tax-exempt income	$21,662,020
Net unrealized appreciation (depreciation) — investments	(88,550,392)
Temporary book/tax differences	(850,991)
Capital loss carryforward	(1,223,614,878)
Shares of beneficial interest	5,772,846,500
Total net assets	$4,481,492,259
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$290,297,517	$933,317,361	$1,223,614,878
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2025 was $678,316,226 and $642,978,480, respectively. As of February 28, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$102,231,770
Aggregate unrealized (depreciation) of investments	(190,782,162)
Net unrealized appreciation (depreciation) of investments	$(88,550,392)
Cost of investments for tax purposes is $4,940,175,469.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2025, undistributed net investment income was increased by $394,189, undistributed net realized gain (loss) was decreased by $1,035,078 and shares of beneficial interest was increased by $640,889. This reclassification had no effect on the net assets of the Fund.
26
Invesco Rochester® New York Municipals Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended February 28, 2025(a)		Year ended February 29, 2024
	Shares	Amount	Shares	Amount
Sold:
Class A	16,860,329	$257,516,100	14,109,815	$210,492,236
Class C	2,605,900	39,723,032	2,131,625	31,812,010
Class Y	15,588,459	237,653,936	17,319,508	257,507,555
Class R6	686,750	10,533,021	133,949	2,013,243
Issued as reinvestment of dividends:
Class A	5,228,662	79,585,909	5,225,409	77,892,730
Class C	253,746	3,850,994	265,338	3,943,510
Class Y	1,353,742	20,610,024	1,166,061	17,385,548
Class R6	12,177	185,678	3,451	51,376
Automatic conversion of Class C shares to Class A shares:
Class A	1,716,311	25,818,840	2,439,453	35,425,188
Class C	(1,720,870)	(25,818,840)	(2,446,294)	(35,425,188)
Reacquired:
Class A	(31,393,118)	(477,819,226)	(31,086,766)	(461,471,718)
Class C	(1,809,541)	(27,747,126)	(2,304,817)	(34,054,228)
Class Y	(11,936,760)	(181,569,080)	(13,080,276)	(192,609,686)
Class R6	(264,543)	(3,981,007)	(16,442)	(242,743)
Net increase (decrease) in share activity	(2,818,756)	$(41,457,745)	(6,139,986)	$(87,280,167)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Invesco Rochester® New York Municipals Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester® New York Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester® New York Municipals Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, portfolio company investee and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 23, 2025
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
28
Invesco Rochester® New York Municipals Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.20%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
29
Invesco Rochester® New York Municipals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Invesco Rochester® New York Municipals Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROM-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                          ..

Name:Glenn Brightman

Title:Principal Executive Officer

Date: May 02, 2025

By:       /s/ Adrien Deberghes                                             ____

Name:Adrien Deberghes

Title:Principal Financial Officer

Date:May 02, 2025